AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                                ON MARCH 10, 2003
-------------------------------------------------------------------------------
                                                   Registration No. 333-102820
-------------------------------------------------------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


      |X| PRE-EFFECTIVE AMENDMENT NO. 1    |_| POST-EFFECTIVE AMENDMENT NO. __


                           CREDIT SUISSE CAPITAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 AREA CODE AND TELEPHONE NUMBER: (212) 875-3500

                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                HAL LIEBES, ESQ.
                           CREDIT SUISSE CAPITAL FUNDS
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:

                             ROSE F. DIMARTINO, ESQ.
                            WILLKIE FARR & GALLAGHER
                               787 SEVENTH AVENUE
                            NEW YORK, NEW YORK 10019

Approximate date of public offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of beneficial interest, $.01 par value per share. Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

CONTENTS OF
REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

                  Front Cover

                  Contents Page

                  Letter to Shareholders

                  Notice of Special Meeting

                  Part A - Prospectus/Proxy Statement

                  Part B - Statement of Additional Information

                  Part C - Other Information

                  Signature Page

                  Exhibits

                    CREDIT SUISSE STRATEGIC VALUE FUND, INC.
                             YOUR VOTE IS IMPORTANT


Dear Shareholder:

         We are pleased to invite you to attend a special meeting (the "Special Meeting") of the shareholders of Credit Suisse Strategic Value Fund, Inc. (the "Acquired Fund"). The Board of Directors of the Acquired Fund ("Board") has recently reviewed and unanimously endorsed a proposal for acquisition of the Acquired Fund by Credit Suisse Large Cap Value Fund (the "Acquiring Fund"), a series of Credit Suisse Capital Funds (the "Trust"). The Acquiring Fund is managed by your fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"). Under the terms of the proposal, the Acquiring Fund would acquire all of the assets and liabilities of the Acquired Fund. Shareholders of the Acquired Fund are also being asked to approve certain other matters that have been set forth in the Acquired Fund's Notice of Special Meeting.

         Important Information About the Acquisition

         You are being asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which the acquisition of the Acquired Fund by the Acquiring Fund (the "Acquisition") would be effected. The Board of the Acquired Fund and CSAM believe that the Acquisition is in the best interests of the Acquired Fund and its shareholders.

         As noted and further described in the attached Prospectus/Proxy Statement, there are certain differences between the investment philosophy and policies of the Funds. THE ONLY SIGNIFICANT DIFFERENCE IN THE WAY THE FUNDS OPERATE IS THAT, WHILE THE ACQUIRED FUND FOCUSES ON LARGE CAPITALIZATION U.S. COMPANIES, IT MAY INVEST IN COMPANIES OF ANY SIZE, WHEREAS THE ACQUIRING FUND INVESTS PRIMARILY IN LARGE CAP COMPANIES.

         The Acquiring Fund has the same Board of Directors/Trustees, co-administrators, distributor, custodian, transfer agent, independent accountant and counsel as the Acquired Fund. The closing of the Acquisition (the "Closing Date") is expected to be on or about April 17, 2003.

         If shareholders of the Acquired Fund approve the Plan, the Acquired Fund will be liquidated upon consummation of the Acquisition and subsequently dissolved. In the event the Plan is not approved, you will continue to be a shareholder of the Acquired Fund and the Board of the Acquired Fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

         Upon consummation of the Acquisition, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund, having received shares of beneficial interest of the same class, except for Common Class shareholders who will receive load-waived Class A shares with an aggregate net asset value equal to the aggregate net asset value of such shareholder's investment in the Acquired Fund immediately prior to the Acquisition. No sales or other charges will be imposed in connection with the Acquisition. In the opinion of counsel, no gain or loss will be recognized by the shareholders of the Acquired Fund for Federal income tax purposes as a result of the Acquisition and the Acquired Fund generally will not recognize gain or loss for such purposes. CSAM or its affiliates will bear all expenses incurred in connection with the Acquisition.

         The Special Meeting will be held on April 11, 2003 to consider the Acquisition and the other matters set forth in the Acquired Fund's Notice of Special Meeting. We strongly invite your participation by asking you to review, complete and return your proxy promptly.


         Detailed information about the proposals is described in the attached Prospectus/Proxy Statement. THE BOARD OF THE ACQUIRED FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS SET FORTH IN THE ACQUIRED FUND'S NOTICE OF SPECIAL MEETING. On behalf of the Board of the Acquired Fund, I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience; if you prefer, you can fax the proxy card to Georgeson Shareholder Communications, Inc. ("Georgeson"), the Acquired Fund's proxy solicitor at 1-212-248-1866 or toll-free at 1-800-733-1885. We also encourage you to vote by telephone or through the Internet. Proxies may be voted by telephone by calling 1-866-825-6453 between the hours of 9:00 a.m. and 10:00 p.m. (Eastern time) Monday through Saturday or through the Internet using the Internet address located on your proxy card.


         Voting by fax, telephone or through the Internet will reduce the time and costs associated with the proxy solicitations. When the Acquired Fund records proxies by telephone or through the Internet, it will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded. Shareholders voting via the Internet should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by the shareholder. We have been advised that Internet voting procedures that have been made available to you are consistent with the requirements of applicable law.

         Whichever voting method you choose, please read the full text of the Prospectus/Proxy Statement before you vote.


         If you have any questions regarding the proposed Acquisition or any of the other proposals, please feel free to call Georgeson. at 1-866-825-6453 who will be pleased to assist you.

         IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED
PROMPTLY.



Sincerely,


/s/ Hal Liebes

Hal Liebes
Vice President and Secretary
of the Acquired Fund

March 14, 2003

                                                                  March 14, 2003


                    CREDIT SUISSE STRATEGIC VALUE FUND, INC.
                      IMPORTANT NEWS FOR FUND SHAREHOLDERS

         While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposals you are being asked to vote on.

                          Q & A: QUESTIONS AND ANSWERS


Q:       WHAT IS HAPPENING?

A: Credit Suisse Asset Management, LLC ("CSAM") is proposing to combine the assets of Credit Suisse Strategic Value Fund, Inc. (the "Acquired Fund") with Credit Suisse Large Cap Value Fund (the "Acquiring Fund"), a series of Credit Suisse Capital Funds.

         The shareholders of the Acquired Fund are being asked to vote on an Agreement and Plan of Reorganization (the "Plan") for the assets and liabilities of the Acquired Fund to be acquired by the Acquiring Fund in a tax-free exchange of shares (the "Acquisition").

         If the Plan is approved and the Acquisition consummated, you would no longer be a shareholder of the Acquired Fund, but would become a shareholder of the Acquiring Fund.

Q:       WHAT ARE THE DIFFERENCES BETWEEN MY FUND AND THE ACQUIRING FUND?


A: As noted and further described in the attached Prospectus/Proxy Statement, there are certain differences between the investment philosophy and policies of the Funds. THE ONLY SIGNIFICANT DIFFERENCE IN THE WAY THE FUNDS OPERATE IS THAT, WHILE THE ACQUIRED FUND FOCUSES ON LARGE CAPITALIZATION U.S. COMPANIES, IT MAY INVEST IN COMPANIES OF ANY SIZE, WHEREAS THE ACQUIRING FUND MUST INVEST AT LEAST 80% OF ITS NET ASSETS, PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES, IN LARGE CAP COMPANIES.


         The Acquiring Fund has the same Board of Directors/Trustees, investment adviser, co-administrators, distributor, custodian, transfer agent, independent accountant and counsel as the Acquired Fund. The closing of the Acquisition (the "Closing Date") is expected to be on or about April 17, 2003.

Q:       WHAT WILL HAPPEN TO FUND EXPENSES?

A: The Acquisition will result in lower gross and net operating expenses for the Acquired Fund shareholders.

         For the fiscal year ending October 31, 2003, the Acquired Fund's Common Class, Advisor Class, Class A, Class B and Class C shares are expected to have total gross annual expenses of 1.27%, 1.77%, 1.52%, 2.27% and 2.27%, respectively, of average daily net assets. The pro forma net expense ratio of the Acquiring Fund's Advisor Class, Class A, Class B and Class C shares, assuming completion of the Acquisition, is expected to be approximately 1.41%, 1.16%, 1.91% and 1.91%, respectively, of average daily net assets.


Q:       WHAT ARE THE BENEFITS OF THE TRANSACTION?

A: The Board of Directors of the Acquired Fund believes that shareholders may benefit from the proposed Acquisition, in part, because the Acquisition will result in a single larger fund with a potentially lower expense ratio. The proposed Acquisition may result in efficiencies due to a larger asset base. The following pages give you additional information on the proposed Acquisition on which you are being asked to vote.

Q:       WILL I INCUR TAXES AS A RESULT OF THE TRANSACTION?

A: The Acquisition is expected to be a tax-free event. Generally, shareholders of the Acquired Fund will not incur capital gains or losses on the conversion from the Acquired Fund to the Acquiring Fund. Shareholders will incur capital gains or losses if they sell their shares in the Acquired Fund before the Acquisition becomes effective or sell (or exchange) their Acquiring Fund shares after the Acquisition becomes effective. Shareholders will also be responsible for tax obligations associated with periodic dividend and capital gains distributions that occur prior to and after the Acquisition. The Acquired Fund will pay a dividend of any undistributed net investment income and capital gains, which may be substantial, immediately prior to the Closing Date. Please note that qualifying retirement accounts are exempt from such tax consequences.

Q:       WHAT HAPPENS IF THE PLAN IS NOT APPROVED?

A: In the event the Plan is not approved, you will continue to be a shareholder of the Acquired Fund and the Board of Directors of the Acquired Fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

Q:       ARE THERE OTHER PROPOSALS BEING PRESENTED?

A: Yes. You are also being asked to: (i) elect Directors to the Board of the Acquired Fund, (ii) consider a series of proposals to modify and/or eliminate certain investment restrictions of the Acquired Fund and
         (iii) change the investment objective of the Acquired Fund from fundamental to non-fundamental.

Q:       HOW DO THE BOARD MEMBERS OF THE ACQUIRED FUND RECOMMEND THAT I VOTE?

A: AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF THE ACQUIRED FUND, INCLUDING THOSE DIRECTORS WHO ARE NOT "INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED) RECOMMENDS THAT YOU VOTE FOR THE PROPOSALS.

Q:       WHOM DO I CALL FOR MORE INFORMATION?


A: Please call Georgeson Shareholder Communications, Inc. ("Georgeson"), the Acquired Fund's proxy solicitor, at 1-866-825-6453.


Q:       HOW CAN I VOTE MY SHARES?

A:       Please choose one of the following options to vote your shares:

         o        By mail, with the enclosed proxy card;


         o By telephone, with a toll-free call to the telephone number that appears on your proxy card or, if no toll-free telephone number appears on your proxy card, to Georgeson, the Acquired Fund's proxy solicitor, at 1-866-825-6453;

         o By faxing the enclosed proxy card to Georgeson at 1-212-248-1866 or toll-free at 1-800-733-1885;


         o Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

         o        In person at the Special Meeting.

Q:       WILL THE ACQUIRED FUND PAY FOR THIS PROXY SOLICITATION?

A: CSAM or its affiliates will bear the costs associated with approving the Plan. The Acquired Fund will bear the costs associated with the other proposals.

                    CREDIT SUISSE STRATEGIC VALUE FUND, INC.
                              466 LEXINGTON AVENUE
                          NEW YORK, NEW YORK 10017-3140

--------------------------------------------------------------------------------
                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD ON APRIL 11, 2003
--------------------------------------------------------------------------------

         Notice is hereby given that a Special Meeting of Shareholders (the "Special Meeting") of Credit Suisse Strategic Value Fund, Inc. (the "Acquired Fund") will be held at the offices of the Acquired Fund, 466 Lexington Avenue, 16th Floor, New York, New York 10017 on April 11, 2003, commencing at 1:00 p.m. for the following purposes:

         1. The shareholders of the Acquired Fund are being asked to approve an Agreement and Plan of Reorganization (the "Plan") providing that (i) the Acquired Fund would transfer to Credit Suisse Large Cap Value Fund (the "Acquiring Fund"), a series of Credit Suisse Capital Funds, all of its assets in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, (ii) such shares of beneficial interest of the Acquiring Fund would be distributed to shareholders of the Acquired Fund in liquidation of the Acquired Fund, and (iii) the Acquired Fund would subsequently be dissolved;

         2.       To elect Directors of the Acquired Fund;

         3. To consider a series of proposals to modify and/or eliminate certain investment restrictions of the Acquired Fund;

         4. To change the investment objective of the Acquired Fund from fundamental to non-fundamental; and

         5. To transact such other business as may properly come before the Special Meeting or any adjournment or adjournments thereof.

         THE BOARD OF DIRECTORS OF THE ACQUIRED FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR EACH OF THE PROPOSALS.

         The Board of Directors of the Acquired Fund has fixed the close of business on February 7, 2003 as the record date for the determination of shareholders of the Acquired Fund entitled to notice of and to vote at the Special Meeting and any adjournment or adjournments thereof. As a convenience to shareholders, you can now vote in any one of five ways:

         o        By mail, with the enclosed proxy card(s);


         o By telephone, with a toll-free call to the telephone number that appears on your proxy card or, if no toll-free telephone number appears on your proxy card, to Georgeson, the Acquired Fund's proxy solicitor, at 1-866-825-6453;

         o By faxing the enclosed proxy card to Georgeson at 1-212-248-1866 or toll-free at 1-800-733-1885;


         o Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

         o        In person at the Special Meeting.


         If you have any questions regarding any of the proposals, please feel free to call Georgeson 1-866-825-6453.

         SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE URGED TO (A) SIGN AND RETURN WITHOUT DELAY THE ENCLOSED PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES, (B) VOTE BY TELEPHONE WITH A TOLL-FREE CALL TO 1-866-825-6453, (C) VOTE THROUGH THE INTERNET USING THE ADDRESS LOCATED ON THE PROXY CARD OR (D) FAX THE ENCLOSED PROXY CARD(S) TO GEORGESON AT 1-212-248-1866 OR TOLL-FREE AT 1-800-733-1885, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE SPECIAL MEETING. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXY CARDS ARE SET FORTH ON THE FOLLOWING PAGE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE ACQUIRED FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE SPECIAL MEETING.


         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.



         By Order of the Board of Directors,



         /s/ Hal Liebes

         Hal Liebes
         Vice President and Secretary
         of the Acquired Fund


         March 14, 2003




            YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO
                   AVOID THE EXPENSE OF FURTHER SOLICITATION.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS


         The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

         1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

         2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

         3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

         4.       Registration


         Corporate Accounts                          Valid Signatures

         (1)  ABC Corp. .........................    ABC Corp.

         (2)  ABC Corp. .........................    John Doe, Treasurer

         (3)  ABC Corp.
              c/o John Doe, Treasurer ...........    John Doe

         (4)  ABC Corp. Profit Sharing Plan .....    John Doe, Trustee

         Trust Accounts

         (1)  ABC Trust .........................    Jane B. Doe, Trustee

         (2)  Jane B. Doe, Trustee
              u/t/d 12/28/78 ....................    Jane B. Doe

         Custodial or Estate Accounts

         (1)  John B. Smith, Cust.
              f/b/o John B. Smith, Jr. UGMA  ....    John B. Smith

         (2)  John B. Smith .....................    John B. Smith, Jr.,
                                                     Executor

                       THIS PAGE INTENTIONALLY LEFT BLANK

                           PROSPECTUS/PROXY STATEMENT
                                 MARCH 11, 2003


                                 PROXY STATEMENT
                    CREDIT SUISSE STRATEGIC VALUE FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 927-2874

                                   PROSPECTUS

                       CREDIT SUISSE LARGE CAP VALUE FUND
                     A SERIES OF CREDIT SUISSE CAPITAL FUNDS
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 927-2874

         This Prospectus/Proxy Statement is being furnished to shareholders of Credit Suisse Strategic Value Fund, Inc. (the "Acquired Fund"), an open-end, diversified management investment company organized as a Maryland corporation, in connection with the solicitation of proxies by the fund's Board of Directors for use at a Special Meeting of Shareholders to be held on April 11, 2003 at 1:00 p.m. (the "Special Meeting"), at the offices of the Acquired Fund located at 466 Lexington Avenue, 16th Floor, New York, New York 10017, or any adjournment(s) thereof. The only proposals to be considered are set forth below:

         1.       To approve an Agreement and Plan of Reorganization (the
                  "Plan");

         2.       To elect Directors of the Acquired Fund;

         3. To consider a series of proposals to modify and/or eliminate certain investment restrictions of the Acquired Fund;

         4. To change the investment objective of the Acquired Fund from fundamental to non-fundamental; and

         5. To transact such other business as may properly come before the Special Meeting and any adjournment(s) thereof.

         Pursuant to the Plan, the Acquired Fund would transfer to Credit Suisse Large Cap Value Fund (the "Acquiring Fund" and together with the Acquired Fund, the "Funds"), a series of Credit Suisse Capital Funds (the "Trust"), an open-end, diversified management investment company organized as a Massachusetts business trust, all of the Acquired Fund's assets in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities; such shares of beneficial interest of the Acquiring Fund would be distributed to shareholders of the Acquired Fund in liquidation of the Acquired Fund; and the Acquired Fund would subsequently be dissolved (the "Acquisition").

         As noted and further described in the attached Prospectus/Proxy Statement, there are certain differences between the investment philosophy and policies of the Funds. THE ONLY SIGNIFICANT DIFFERENCE IN THE WAY THE FUNDS OPERATE IS THAT, WHILE THE ACQUIRED FUND FOCUSES ON LARGE CAPITALIZATION U.S. COMPANIES, IT MAY INVEST IN COMPANIES OF ANY SIZE, WHEREAS THE ACQUIRING FUND INVESTS PRIMARILY IN LARGE CAP COMPANIES.

         The investment objective of the Acquired Fund is total return. To achieve its investment objective, the Acquired Fund invests primarily in equity securities of U.S. companies, with a focus on U.S. companies with large market capitalizations. The investment objective of the Acquiring Fund is long-term capital appreciation and continuity of income. To achieve its investment objective, the Acquiring Fund invests primarily in dividend-paying common stock of companies with large market capitalizations that appear to be undervalued.

         Credit Suisse Asset Management, LLC, the investment adviser for the Acquiring Fund ("CSAM"), and Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and State Street Bank and Trust Company ("State Street"), co-administrators of the Acquiring Fund, serve in the same capacities for the Acquired Fund. In addition, the Acquiring Fund has the same Board of Directors/Trustees, distributor, custodian, transfer agent, independent accountant and counsel as the Acquired Fund.

         As a result of the proposed Acquisition, shareholders of the Acquired Fund will receive that number of shares of beneficial interest of the same class, except for Common Class shareholders who will receive load-waived Class A shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund immediately prior to the Acquisition. The expenses of the Acquisition and the costs associated with this solicitation for approval of the Plan will be borne by CSAM or its affiliates. No sales or other charges will be imposed on the shares of beneficial interest of the Acquiring Fund received by the shareholders of the Acquired Fund in connection with the Acquisition. Former Acquired Fund Common Class shareholders will continue to be able to purchase additional Class A shares of the Acquiring Fund without a sales charge being assessed. The transaction is structured to be tax-free for Federal income tax purposes to shareholders of the Acquired Fund and the Acquiring Fund.


         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before voting. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about March 14, 2003. A Statement of Additional Information, dated March __, 2003, relating to this Prospectus/Proxy Statement and the Acquisition, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon oral or written request and without charge by writing to the Acquiring Fund at P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-(800) 927-2874.

         The following documents, which have been filed with the SEC, are incorporated herein in their entirety by reference.

         o The current Class A, B and C Prospectus of the Acquiring Fund, dated February 28, 2003, as supplemented as of the date hereof. The Acquiring Fund's Prospectus accompanies this Prospectus/Proxy Statement.

         o The current Common Class, Advisor Class and Class A, B and C Prospectuses of the Acquired Fund, dated February 28, 2003, each as supplemented as of the date hereof. Copies may be obtained without charge by writing to P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-(800) 927-2874.

         o The Annual Report of the Acquired Fund for the fiscal year ended October 31, 2002 and the Annual Report of the Acquiring Fund for the fiscal year ended October 31, 2002. The Annual Report of the Acquiring Fund accompanies this Prospectus/ Proxy Statement.

         Accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the form of the Plan for the proposed Acquisition.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

                                TABLE OF CONTENTS


PROPOSAL 1 - APPROVAL OF THE PLAN .........................................    6

Summary ...................................................................    6

Risk Factors ..............................................................    9

Reasons for the Acquisition ...............................................   10


Fee Tables ................................................................   11

Information About the Acquisition .........................................   14

Total Returns .............................................................   18

Ownership of the Funds ....................................................   20

Comparison of Investment Objectives and Policies ..........................   22

Determination of Net Asset Value of Shares of the Acquiring Fund ..........   26

Management of Each Fund ...................................................   26

Interest of CSAM in the Acquisition .......................................   27

Information on Shareholders' Rights .......................................   27

Conclusion ................................................................   30

Required Vote .............................................................   31

PROPOSAL 2 - ELECTION OF DIRECTORS OF THE
ACQUIRED FUND .............................................................   31

PROPOSAL 3 - TO MODIFY AND/OR ELIMINATE
CERTAIN INVESTMENT RESTRICTIONS ...........................................   41

Proposal No. 3-A:  To Modify the Fundamental
Investment Restriction on Borrowing Money .................................   43

Proposal No. 3-B:  To Modify the Fundamental Investment
Restriction on Lending ....................................................   44

Proposal No. 3-C:  To Modify the Fundamental Investment
Restriction on Real Estate Investments ....................................   45

Proposal No. 3-D:  To Remove the Fundamental Investment
Restriction on Short Sales ................................................   46

Proposal No. 3-E:  To Remove the Fundamental Investment
Restriction on Margin Transactions ........................................   46

Proposal No. 3-F:  To Remove the Fundamental Investment
Restriction on Pledging Assets ............................................   47

Proposal No. 3-G:  To Remove the Fundamental Investment
Restriction on Acquiring More Than 10% of Voting Securities
of Any One Issuer .........................................................   47

PROPOSAL 4 - TO CHANGE THE INVESTMENT OBJECTIVE
OF THE ACQUIRED FUND FROM FUNDAMENTAL TO
NON-FUNDAMENTAL ...........................................................   48

INFORMATION ON THE ACQUIRED FUND'S INDEPENDENT ACCOUNTANTS ................   48

ADDITIONAL INFORMATION ....................................................   50

VOTING INFORMATION ........................................................   50

OTHER BUSINESS ............................................................   52

FINANCIAL STATEMENTS AND EXPERTS ..........................................   52

ADDITIONAL MATERIALS ......................................................   52

LEGAL MATTERS .............................................................   53

EXHIBIT A:  AGREEMENT AND PLAN OF REORGANIZATION ..........................  A-1

                        PROPOSAL 1 - APPROVAL OF THE PLAN

SUMMARY

         THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/PROXY STATEMENT, THE PLAN (A COPY OF THE FORM OF THE PLAN IS ATTACHED TO THIS PROSPECTUS/PROXY STATEMENT AS EXHIBIT A), THE PROSPECTUSES OF THE ACQUIRED FUND, THE STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRED FUND, THE PROSPECTUS OF THE ACQUIRING FUND AND THE STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING FUND.

         PROPOSED ACQUISITION. The Plan provides for the acquisition of all of the assets and liabilities of the Acquired Fund by the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund. The Plan also calls for the distribution of shares of beneficial interest of the Acquiring Fund to the Acquired Fund's shareholders in liquidation of the Acquired Fund. As a result of the Acquisition, each shareholder of a class of shares of the Acquired Fund will become the owner of that number of full and fractional shares of beneficial interest of the same class of the Acquiring Fund, except for Common Class shareholders who will receive Class A shares of the Acquiring Fund having an aggregate net asset value ("NAV") equal to the aggregate net asset value of such shareholder's shares in the Acquired Fund as of the close of business on the date that the Acquired Fund's assets and liabilities are exchanged for shares of beneficial interest of the Acquiring Fund. See "Information About the Acquisition --Agreement and Plan of Reorganization."

         Because the Acquiring Fund is a series of the Trust, it does not have a Board of Trustees separate from the other series of the Trust. Accordingly, when we refer to the "Trustees of the Acquiring Fund" or the "Board of Trustees of the Acquiring Fund" elsewhere in this Prospectus/Proxy Statement, we mean the Trustees and Board of Trustees of the Trust.

         For the reasons set forth below under "Reasons for the Acquisition," the Board of Directors of the Acquired Fund, including the Directors of the Acquired Fund who are not "interested persons" (the "Independent Directors"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has unanimously concluded that the Acquisition would be in the best interests of its shareholders and that the interests of its existing shareholders will not be diluted as a result of the transaction contemplated by the Acquisition. The Board of Directors of the Acquired Fund therefore has submitted the Plan for approval by its shareholders. The Board of Trustees of the Trust has also reached similar conclusions and approved the Acquisition with respect to the Acquiring Fund.

         Approval of the Acquisition requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund, in the aggregate without regard to class, present in person or represented by proxy. See "Voting Information." If shareholders of the Acquired Fund approve the Acquisition, the Acquired Fund will be liquidated upon consummation of the Acquisition and subsequently dissolved. In the event the Plan is not approved, the Board of Directors of the Acquired Fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

         TAX CONSEQUENCES. Prior to completion of the Acquisition, the Acquired Fund and the Acquiring Fund will have received an opinion of counsel that, upon the closing of the Acquisition, no gain or loss will be recognized by the shareholders of the Acquired Fund for Federal income tax purposes and, generally the Acquired Fund will not recognize gain or loss for such purposes. The holding period and aggregate tax basis of the Acquiring Fund shares of beneficial interest received by the Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. In addition, the holding period and aggregate tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund as a result of the Acquisition, will generally be the same as in the hands of the Acquired Fund immediately prior to the Acquisition.

         INVESTMENT OBJECTIVES AND POLICIES. As noted and further described in the attached Prospectus/Proxy Statement, there are certain differences between the investment philosophy and policies of the Funds. THE ONLY SIGNIFICANT DIFFERENCE IN THE WAY THE FUNDS OPERATE IS THAT, WHILE THE ACQUIRED FUND FOCUSES ON LARGE CAPITALIZATION U.S. COMPANIES, IT MAY INVEST IN COMPANIES OF ANY SIZE, WHEREAS THE ACQUIRING FUND INVESTS PRIMARILY IN LARGE CAP COMPANIES.

         The investment objective of the Acquiring Fund is long-term capital appreciation and continuity of income. To pursue its investment objective, the Acquiring Fund invests principally in dividend-paying common stock of companies with large market capitalizations that appear to be undervalued and diversifies its investment among different industries and companies. Under normal market conditions, the Acquiring Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations. The investment objective of the Acquired Fund is total return. To pursue its investment objective, the Acquired Fund invests primarily in equity securities of value companies. The Acquired Fund focuses on large U.S. companies. Under normal market conditions, the Acquired Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. equity securities.

         PURCHASE AND REDEMPTION PROCEDURES. Except as otherwise indicated in this section the Funds have similar policies with respect to purchases and redemptions. Common Class shares of the Acquired Fund may be purchased directly from the Acquired Fund or through a variety of financial services firms. Class A shares of the Acquiring Fund may be purchased from the Acquiring Fund directly, through the Acquiring Fund's distributor or through securities dealers. Class A shares of the Acquiring Fund may be purchased at the NAV per share plus an initial sales charge imposed at the time of purchase and may be subject to a contingent deferred sales charge in cases where the initial sales charge was not applied because of the size of the purchase. However, the Class A shares acquired by Acquired Fund Common Class shareholders will not be subject to any sales charge and Acquired Fund shareholders will be able to acquire additional Class A shares of the Acquiring Fund without a sales charge being assessed. The purchase and redemption procedures available to shareholders of all of the other classes of the Acquiring Fund are identical to those available to shareholders of the same class of the Acquired Fund.

         You should also note that certain brokers who distribute shares of the Acquired Fund may not distribute shares of the Acquiring Fund. The Prospectus of the Acquiring Fund provides additional information on purchasing shares of the Acquiring Fund.

         SALES CHARGES. Common Class shares of the Acquired Fund are sold at NAV per share without an initial sales charge or a contingent deferred sales charge ("CDSC") and are not subject to a 12b-1 fee . The price of Class A shares for each of the Funds is the NAV plus the initial sales charge. The sales charges for Class A shares begins at 5.75% for purchases below $50,000 and is gradually reduced to zero if $1,000,000 or more is purchased. The Class A shares issued to Acquired Fund Common Class shareholders will be "load-waived," meaning that they are not subject to any sales charge. It is important to note that former Acquired Fund Common Class shareholders will continue to be able to purchase additional Class A shares of the Acquiring Fund on a load-waived basis. The Class B and Class C shares of the Funds may be purchased at the NAV price, although a CDSC may be applied. Class B shares have a diminishing CDSC (4% for the first year and 0% after the fourth year) and become Class A shares after eight years. Class C shares have a 1% CDSC charge per annum, but remain Class C shares. Advisor Class shares of the Acquired Fund are subject to a 12b-1 fee of 0.50%. Class A shares of each of the Funds are subject to a 12b-1 fee of 0.25%. The Class B and Class C shares of the Funds are each subject to a 12b-1 fee of 1.00% per annum of average daily net assets. Each Fund has a compensation type 12b-1 plan in which the distributor receives the distribution fee regardless of the cost of the distribution activities performed. See "Fee Table" below.

         EXCHANGE PRIVILEGES. The exchange privileges available to shareholders of a class of the Acquiring Fund are identical to those available to shareholders of the same class of the Acquired Fund. Shareholders of each Fund may exchange at NAV all or a portion of their shares for shares of the same class of other mutual funds in the Credit Suisse family of funds at their respective NAVs, provided that such fund offers the relevant class of shares. Exchanges may be effected for Advisor Class shares by mail or telephone; exchanges of Class A, B and C shares may be effected through an investor's financial representative. Exchanges will be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases in the fund in which shares are being purchased. The Funds reserve the right to refuse exchange purchases by any person or group, if in

CSAM's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when a Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. The exchange privilege may be modified or terminated at any time upon 60-days' notice to shareholders.

         The exchange privilege is available to shareholders residing in any state in which the relevant fund's shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. No initial sales charge is imposed on the shares being acquired in an exchange.

         DIVIDENDS. The Acquiring Fund and the Acquired Fund distribute substantially all of their respective net investment income and net realized capital gains, if any, to their respective shareholders. All distributions are reinvested in the form of additional full and fractional shares of the relevant class of the Fund unless a shareholder elects otherwise. Each Fund typically declares and pays dividends, if any, from net investment income at least quarterly. Net realized capital gains, if any, of each Fund are typically distributed at least annually. The Acquired Fund will pay a dividend of undistributed net investment income and capital gains, if any, immediately prior to the Closing Date. The amount of any dividend actually paid prior to the Closing Date will vary depending on a number of factors, such as changes in the value of the Acquired Fund's holdings and net redemptions of the Acquired Fund's shares. If determined as of January 31, 2003, there would have been no distribution. See "Dividend and Distribution Information" in the accompanying Prospectus of the Acquiring Fund.

         APPRAISAL RIGHTS. Under the laws of the Commonwealth of Massachusetts, shareholders of the Acquiring Fund do not have appraisal rights in connection with a combination or acquisition of the assets of the Acquiring Fund. In addition, under the laws of the State of Maryland, shareholders of the Acquired Fund do not have appraisal rights in connection with a combination or acquisition of the assets of the Acquired Fund by another entity. Shareholders of the Acquired Fund may, however, redeem their shares at NAV prior to the date of the Acquisition (subject only to certain restrictions set forth in the 1940
Act). See "Information on Shareholders' Rights -- Voting Rights."

RISK FACTORS

         The principal risk factor affecting both the Acquiring Fund and the Acquired Fund is market risk. (Please note that shareholders of both Funds are being solicited to change each Fund's investment restriction on borrowing that, if adopted, would result in the Funds having identical investment policies on borrowing.) The Acquired Fund has greater exposure to the risks of investing in both non-investment grade debt securities and warrants than the Acquiring Fund, as the Acquired Fund is permitted to invest up to 10% and 15% of its net assets in non-investment grade debt securities and warrants, respectively, while the Acquiring Fund may not invest in either type of security. Investing in non-investment grade debt securities carries additional risks, including an increased risk of default. The Acquired Fund also has greater exposure to the risks of investing in options than the Acquiring Fund as the Acquiring Fund may invest up to 5% of its net assets in options, while the Acquired Fund may invest up to 25% of its net assets in such securities. In addition the Acquired Fund has greater exposure to the risks of investing in foreign securities than the Acquiring Fund as the Acquiring Fund may invest up to 10% of its net assets in foreign securities, while the Acquired Fund may invest up to 20% of its total assets in such securities. See the accompanying Prospectus of the Acquiring Fund for a complete discussion of the risks of investing in the Acquiring Fund.

REASONS FOR THE ACQUISITION

         The Board of Directors of Acquired Fund has unanimously determined that it is in the best interest of the Acquired Fund to effect the Acquisition. In reaching this conclusion, the Board considered a number of factors, including the following:

         1. the Acquisition will result in a single larger fund that primarily invests in large capitalization companies, which historically have been less volatile than a portfolio of multi-cap stocks;

         2. the Acquisition may increase efficiencies, eliminating one of the two sets of prospectuses, annual reports and other documents required for two funds, although there is no guarantee that the combined fund will realize such efficiencies;

         3. a larger asset base could provide portfolio management benefits, such as the ability to command more attention from brokers and underwriters of portfolio securities;

         4. that the Acquiring Fund has better 1, 5 and 10-year performance than the Acquired Fund;

         5.       the terms and conditions of the Acquisition;


         6. the similarity of the investment objectives, investment philosophies, investment policies and restrictions of the Acquiring Fund in relation to those of the Acquired Fund;


         7. that the investment adviser for the Acquiring Fund is the same as that of the Acquired Fund;

         8. the Federal tax consequences of the Acquisition, and that a legal opinion will be rendered that no gain or loss will be recognized by the shareholders of the Acquired Fund or by the Acquiring Fund for Federal income tax purposes as a result of the Acquisition and that the Acquired Fund generally will not recognize gain or loss for such purposes;

         9. that the interests of shareholders of the Acquired Fund will not be diluted as a result of the Acquisition;

         10. that the expenses of the Acquisition will be borne by CSAM or its affiliates; and

         11. that no sales or other charges will be imposed in connection with the Acquisition.

         In light of the foregoing, the Board of Directors of the Acquired Fund, including the Independent Directors, has determined that it is in the best interests of the Acquired Fund and its shareholders to effect the Acquisition. The Board of Directors of the Acquired Fund has also determined that the Acquisition would not result in a dilution of the interests of the Acquired Fund's shareholders. In making these determinations, the Board did not give equal weight to each factor.

         The Board of Trustees of the Acquiring Fund has determined that it is advantageous to the Acquiring Fund to effect the Acquisition. The Board of Trustees of the Acquiring Fund considered, among other things, the terms and conditions of the Acquisition and representations that the Acquisition would be effected as a tax-free reorganization. Accordingly, the Board of Trustees of the Acquiring Fund, including a majority of the Independent Trustees, has determined that the Acquisition is in the best interests of the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's shareholders would not be diluted as a result of the Acquisition.

                                   FEE TABLES

ACQUIRING FUND ACQUISITION


         Following are two tables showing expected fees and expenses for the fiscal year ending October 31, 2003, for the Common Class, Advisor Class, Class A, Class B and Class C shares of the Acquired Fund, holders of which will receive the corresponding class of the Acquiring Fund, except for Common Class shareholders who will receive load-waived Class A shares of the Acquiring Fund, upon the closing of the Acquisition, and the expected fees and expenses for the fiscal year ending October 31, 2003, for the Advisor Class, Class A, Class B and Class C shares of the Acquiring Fund before and after giving effect to the Acquisition. The tables do not reflect charges that institutions and financial intermediaries may impose on their customers.

                    BEFORE FEE WAIVERS AND/OR REIMBURSEMENTS



                    ACQUIRED ACQUIRING PRO   ACQUIRED ACQUIRED ACQUIRING PRO
                      FUND    FUND    FORMA    FUND     FUND    FUND    FORMA

                     Advisor Advisor  Advisor Common   Class A  Class A Class A
                      Class  Class*    Class   Class
--------------------------------------------------------------------------------

SHAREHOLDER FEES:
Maximum sales
charge imposed
on purchase (as
a percentage of
offering price)      None    None    None     None     5.75%**   5.75%** 5.75%**

Maximum deferred
sales charge (as a
percentage of
original purchase
price, or redemption
proceeds, as
applicable)          None    None    None     None     None      None     None

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
Management Fee           .75%    .60%    .54%     .75%  .75%      .60%    .54%
Distribution and
Service (12b-1) fee      .50%    .50%    .50%     .00%  .25%      .25%    .25%
Other Expenses           .52%    .46%    .37%     .52%  .52%      .46%    .37%

TOTAL ANNUAL FUND OPERATING
EXPENSES

                        1.77%   1.56%   1.41%    1.27% 1.52%     1.31%   1.16%

--------------------------------------------------------------------------------

                            ACQUIRED ACQUIRING PRO  ACQUIRED ACQUIRING PRO
                              FUND    FUND    FORMA   FUND    FUND    FORMA

                             CLASS B CLASS B CLASS B CLASS C CLASS C CLASS C
--------------------------------------------------------------------------------

SHAREHOLDER FEES:
Maximum sales
charge imposed
on purchase (as a
percentage of
offering price)              None    None     None     None      None    None
Maximum deferred
sales charge (as a
percentage of
original purchase
price, or redemption
proceeds, as applicable)        4%      4%       4%       1%        1%      1%

ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
Management Fee                   .75%    .60%     .54%  .75%      .60%    .54%
Distribution and
Service (12b-1) fee             1.00%   1.00%    1.00% 1.00%     1.00%   1.00%
Other Expenses                   .52%    .46%     .37%  .52%      .46%    .37%

TOTAL ANNUAL FUND OPERATING
EXPENSES
                                2.27%   2.06%    1.91% 2.27%     2.06%   1.91%

--------------------------------------------------------------------------------

    * Expenses are based on Class A shares (except for distribution and service fee (12b-1) which is at the contractual rate of .50%) as the Acquiring Fund will commence the offering of Advisor Class shares on the Closing Date.

   ** Although the Class A shares impose a maximum sales charge of 5.75%, this charge does not apply to Class A shares received in the Acquisition or additional Class A shares of the Acquiring Fund purchased by former Acquired Fund shareholders.

--------------------------------------------------------------------------------



EXAMPLES

The following examples are intended to assist an investor in understanding the various costs that an investor in each Fund will bear directly or indirectly. The examples assume payment of operating expenses at the levels set forth in the tables presented above (in each case before fee waivers and expense reimbursements) and that all dividends and distributions are reinvested. The examples also assume that you invest $10,000 in the Fund for the time periods indicated an then redeem all of your shares at the end of those periods. The example also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         One Year      Three Years      Five Years     10 Years
  ACQUIRED FUND
  Common Class             $129            $403             $697         $1,534
  Advisor Class            $180            $557             $959         $2,084
  Class A (with or without $721          $1,028           $1,356         $2,283
  redemption)
  Class B (redemption at   $630            $909           $1,215         $2,417
  end of period)
  Class B (no redemption)  $230            $709           $1,215         $2,417
  Class C (redemption at   $330            $709           $1,215         $2,605
  end of period)
  Class C (no redemption)  $230            $709           $1,215         $2,605

  ACQUIRING FUND
  Advisor Class            $159            $493             $850         $1,856
  Class A (with or without $701            $966           $1,252         $2,063
  redemption)
  Class B (redemption at   $609            $846           $1,108         $2,197
  end of period)
  Class B (no redemption)  $209            $646           $1,108         $2,197
  Class C (redemption at   $309            $646           $1,108         $2,390
  end of period)
  Class C (no redemption)  $209            $646           $1,108         $2,390

  COMBINED FUND PRO FORMA
  Advisor Class            $144            $446             $771         $1,691
  Class A (with or without $686            $922           $1,177         $1,903
  redemption)
  Class B (redemption at   $594            $800           $1,032         $2,038
  end of period)

  Class B (no redemption)  $194            $600           $1,032         $2,038
  Class C (redemption      $294            $600           $1,032         $2,233
  at end of period)
  Class C (no redemption)  $194            $600           $1,032         $2,233


INFORMATION ABOUT THE ACQUISITION

         AGREEMENT AND PLAN OF REORGANIZATION. The following summary of the Plan is qualified in its entirety by reference to the form of the Plan (Exhibit A hereto). The Plan provides that the Acquiring Fund will acquire all of the assets of the Acquired Fund in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund on the Closing Date. The Closing Date is expected to be on or about April 17, 2003.

         Prior to the Closing Date, the Acquired Fund will endeavor to discharge all of its known liabilities and obligations, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund will assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities for the Acquired Fund, as of the close of regular trading on The New York Stock Exchange, Inc. ("NYSE"), currently 4:00 p.m., New York City time, on the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The NAV per share of each class of each Fund will be calculated by determining the total assets attributable to such class, subtracting the relevant class' pro rata share of the actual and accrued liabilities of Fund and the liabilities specifically allocated to that class of shares, and dividing the result by the total number of outstanding shares of the relevant class. Each Fund will utilize the procedures set forth in its respective current Prospectuses or Statement of Additional Information to determine the value of its respective portfolio securities and to determine the aggregate value of each Fund's portfolio.

         On or as soon after the Closing Date as conveniently practicable, the Acquired Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Acquired Fund's shareholders on the share records of the Acquiring Fund's transfer agent. Each account will represent the number of shares of the Acquiring Fund due to the Acquired Fund's shareholders calculated in accordance with the Plan. After such distribution and the winding up of its affairs, the Acquired Fund will terminate as a management investment company and dissolve as a Maryland corporation.

         The consummation of the Acquisition is subject to the conditions set forth in the Plan, including approval of the Plan by the Acquired Fund's shareholders. Notwithstanding approval by the shareholders of the Acquired Fund, the Plan may be terminated at any time at or prior to the Closing Date: (i) by mutual agreement of the Acquired Fund and the Acquiring Fund; (ii) by the Acquired Fund, in the event the Acquiring Fund shall, or by the Acquiring Fund, in the event the Acquired Fund shall, materially breach any representation, warranty or agreement contained in the Plan to be performed at or prior to the Closing Date; or (iii) if a condition to the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.


         Pursuant to the Plan, the Acquiring Fund has agreed to indemnify and advance expenses to each Director or officer of the Acquired Fund against money damages incurred in connection with any claim arising out of such person's services as a Director or officer with respect to matters specifically relating to the Acquisition, except by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties in the conduct of his or her office.


         Approval of the Plan requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund, in the aggregate without regard to class, present in person or represented by proxy. Shareholders of the Acquired Fund are entitled to one vote for each share. If shareholders of the Acquired Fund approve the Acquisition, the Acquired Fund will be liquidated upon consummation of the Acquisition and subsequently dissolved. In the event the Plan is not approved, the Board of Directors of the Acquired Fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

         DESCRIPTION OF THE ACQUIRING FUND SHARES. Shares of beneficial interest of the Acquiring Fund will be issued to the Acquired Fund in accordance with the procedures detailed in the Plan and as described in the Acquiring Fund's Prospectus and Statement of Additional Information. The Acquiring Fund, like the Acquired Fund, will not issue share certificates to its shareholders. See "Information on Shareholders' Rights" and the Prospectus of the Acquiring Fund for additional information with respect to the shares of beneficial interest of the Acquiring Fund.

         The Acquiring Fund has authorized six classes of common stock, called Common Class, Advisor Class, Class A, Class B, Class C and Class D shares. Shareholders of the Acquired Fund will be issued the corresponding class of shares of the Acquiring Fund, except for Common Class shareholders who will receive Class A shares of the Acquiring Fund. No shareholders will receive Common Class or Class D shares under the Acquisition. Shares of each class of the Acquiring Fund represent equal pro rata interests in the Acquiring Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The Acquiring Fund intends to continuously offer Advisor Class, Class A, Class B and Class C shares after consummation of the Acquisition.

         FEDERAL INCOME TAX CONSEQUENCES. The exchange of the Acquired Fund assets for shares of beneficial interest of the Acquiring Fund, followed by the distribution of these shares, is intended to qualify for U.S. Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Acquisition, the Acquiring Fund and the Acquired Fund will receive an opinion from Willkie Farr & Gallagher, counsel to the Funds, substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Acquisition:

         (1) the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund shares of beneficial interest and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, and the distribution of the Acquiring Fund shares of beneficial interest to the shareholders of the Acquired Fund in exchange for their Acquired Fund shares, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

         (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund shares of beneficial interest and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;


         (3) except for consequences regularly attributable to the closing of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of such fund's assets to the Acquiring Fund in exchange for the Acquiring Fund shares of beneficial interest and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund shares of beneficial interest to the Acquired Fund's shareholders;


         (4) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for Acquiring Fund shares of beneficial interest or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

         (5) the aggregate tax basis of the Acquiring Fund shares of beneficial interest received by each Acquired Fund shareholder of the Acquired Fund pursuant to the Acquisition will be the same as the aggregate tax basis of shares of the Acquired Fund held by such shareholder immediately prior to the Acquisition, and the holding period of the Acquiring Fund shares of beneficial interest to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder (provided that the Acquired Fund shares were held as capital assets on the date of the Acquisition); and

         (6) except for assets which may be revalued as a consequence of a termination of the Acquired Fund's taxable year, the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Acquisition, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

         You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Acquired Fund nor the Acquiring Fund will seek to obtain a ruling from the IRS regarding the tax consequences of the Acquisition. Accordingly, if the IRS sought to challenge the tax treatment of the Acquisition and was successful, neither of which is anticipated, the Acquisition could be treated, in whole or in part, as a taxable sale of assets of the Acquired Fund, followed by the taxable liquidation thereof.

         Shareholders of the Acquired Fund should consult their tax advisors regarding the effect, if any, of the proposed Acquisition in light of their individual circumstances. Since the foregoing discussion only relates to the U.S. Federal income tax consequences of the Acquisition, shareholders of the Acquired Fund should also consult their tax advisors as to state and local tax consequences, if any, of the Acquisition.

CAPITALIZATION.

         The following table shows the capitalization of the Acquired Fund and the Acquiring Fund as of October 31, 2002 and the capitalization of the Acquiring Fund on a pro forma basis as of the closing date of the Acquisition, after giving effect to such Acquisition.(1)

                         ACQUIRING      ACQUIRED                         PRO
                            FUND          FUND         PRO FORMA        FORMA
                          (ACTUAL)      (ACTUAL)      ADJUSTMENTS     (ACTUAL)
--------------------------------------------------------------------------------

  Common            $     3,060,715   $175,121,019  (175,121,019)    $3,060,715
  Advisor(2)                     --     25,500,591        (4,278)    25,496,313
  Class A               114,733,069        404,067   175,091,570(3) 290,228,706
  Class B                28,312,471         88,367           (15)    28,400,823
  Class C                 2,104,064        142,054           (24)     2,246,094

  NET ASSET VALUE
  Common                     $16.82         $10.56            --         $16.82
  Advisor(2)                     --          10.55            --          16.82
  Class A                     16.83          10.55            --          16.83
  Class B                     16.66          10.51            --          16.66
  Class C                     16.58          10.50            --          16.58

  SHARES OUTSTANDING
  Common                    181,923     16,586,562   (16,586,562)       181,923
  Advisor(2)                     --      2,417,186      (901,353)     1,515,833
  Class A                 6,817,930         38,298    10,388,496     17,244,724
  Class B                 1,699,492          8,410        (3,171)     1,704,731
  Class C                   126,880         13,525        (4,935)       135,470

--------------------------------------------------------------------------------

(1) Assumes the Acquisition of the Acquired Fund had been consummated on October 31, 2002 and is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the Acquired Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that actually will be received on or after such date.

(2) The Acquiring Fund will commence the offering of Advisor Class shares on April 17, 2003.


(3)      Reflects the elimination of prepaid expenses from the Acquired Fund.


TOTAL RETURNS

         Performance information is shown separately for each class of each Fund. Total return is a measure of the change in value of an investment in a fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the fund rather than paid to the investor in cash. The formula for total return used by a fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the fund that would be purchased by a hypothetical $1,000 investment in the fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the redeemable value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. It is assumed that with respect to Class A shares of the Acquiring Fund, the maximum initial sales charge of 5.75% was deducted at the time of investment. Total return may be stated with or without giving effect to any expense limitations in effect for a fund.

         The following table reflects the average annual total return for the 1-year, 5-year, 10-year and since inception periods ending October 31, 2002 for each Fund:


--------------------------------------------------------------------------------
                                 1 YEAR   5 YEARS  10 YEARS  LIFE OF   INCEPTION
                                                              CLASS      DATE
--------------------------------------------------------------------------------

 ACQUIRED FUND1
--------------------------------------------------------------------------------

 COMMON CLASS                     -13.29%     1.95%    9.45%     9.68%  10/6/88
--------------------------------------------------------------------------------

 ADVISOR CLASS                    -13.71%     1.47%      N/A     4.92%  5/15/95
--------------------------------------------------------------------------------

 Return After Taxes
 on Distributions2                -13.87%    -1.37%    6.47%     7.10%
--------------------------------------------------------------------------------

 Return After Taxes on Distributions
 and Sale of Fund Shares2          -7.56%     0.92%    7.00%     7.35%
--------------------------------------------------------------------------------

 ACQUIRING FUND3
--------------------------------------------------------------------------------

 CLASS A (NO LOAD)                 -7.63%     4.14%   10.78%    11.39%  9/19/49
--------------------------------------------------------------------------------

 CLASS B (NO LOAD)                 -8.29%     3.40%   N/A        7.78%  2/28/96
-------------------------------------------------------------------------------

 CLASS C (NO LOAD)                 -8.35%     N/A     N/A       -2.30%  2/28/00
-------------------------------------------------------------------------------

 CLASS A (WITH LOAD)              -12.95%     2.91%   10.21%    11.27%
-------------------------------------------------------------------------------

 CLASS B (WITH LOAD)              -11.66%     3.40%   N/A        7.78%
-------------------------------------------------------------------------------

 CLASS C (WITH LOAD)               -9.19%     N/A     N/A       -2.30%
-------------------------------------------------------------------------------

 Return After Taxes on
 Distributions4 (no load)          -9.43%     2.41%    8.69%     9.07%
-------------------------------------------------------------------------------

 Return After Taxes on
 Distributions4 (with load)       -14.64%     1.20%    8.05%     8.95%
-------------------------------------------------------------------------------

 Return After Taxes on
 Distributions and Sale of
 Fund Shares4 (no load)            -2.98%     3.29%    8.43%     9.01%
-------------------------------------------------------------------------------

 Return After Taxes on
 Distributions and Sale of
 Fund Shares4 (with load)          -6.34%     2.28%    7.85%     8.89%
-------------------------------------------------------------------------------


         -----------

         n/a = Not disclosed as the classes were not in existence during all of the period indicated.

(1) Performance for Classes A, B and C shares is not provided because these classes do not have a full calendar year of performance.

(2)      After tax returns shown are for Common Class shares.

(3) Performance for Advisor Class is not provided because this class does not have a full calendar year of performance.

(4)      After tax returns shown are for Class A shares.

OWNERSHIP OF THE FUNDS

         As of December 31, 2002, the officers, Trustees or Directors of the Acquiring Fund and the Acquired Fund beneficially owned as a group less than 1% of the outstanding securities of the relevant Fund. To the best knowledge of each Fund, as of December 31, 2002, no shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the "1934 Act")), except as set forth below, owned beneficially or of record more than 5% of the outstanding shares of a class of the Funds.


                                                                  PERCENT OF
                                                                  OUTSTANDING
      NAME AND ADDRESS                 SHARES HELD              SHARES (CLASS)

ACQUIRED FUND

Charles Schwab & Co. Inc.*             3,927,354.457            25.29% (Common)
Special Custody Account for
the Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

Fidelity Investment Institutional      1,089,365.275             7.01% (Common)
Operations CNT as Agent for
Certain Employee Benefit Plans*
100 Magellan Way
Covington, KY 41015

National Financial SVCS Corp.*         2,677,481.333            17.24% (Common)
FBO Customers
Church Street Station
PO Box 3908
New York, NY 10008

American Enterprise Investment SVC*        1,995.513             5.61% (A)
FBO 212610451
PO Box 9446
Minneapolis, MN 55440

                                                                  PERCENT OF
                                                                  OUTSTANDING
      NAME AND ADDRESS                 SHARES HELD              SHARES (CLASS)

Banc of America Securities LLC*            3,549.963             9.97% (A)
110-11534-17
NC1-004-03-06
200 North College St. 3rd Fl.
Charlotte, NC 28255

Kathryn Miller Boldt & Katherine RE         2,135.26             6.00% (A)
U/W Kyrle Boldt Sr.
Kyrle Boldt St. Residual Trust
12660 Post Oak Road
St. Louis, MO 63131

Pershing LLC*                             25,883.024            72.70% (A)
PO Box 2052
Jersey City, NJ 07303

Mary N. Holen                              1,547.529            26.18% (B)
6080 Hickory Ridge Rd.
Lebanon, TN 37090

Pershing LLC*                              3,866.894            65.42% (B)
PO Box 2052
Jersey City, NJ 07303

Pershing LLC*                             12,007.136            88.78% (C)
PO Box 2052
Jersey City, NJ 07303

Connecticut General Life Ins. Co.*     2,040,543.081            97.53% (Advisor)
On Behalf of its Separate Accounts
Attn: Carmen G. Rivera
280 Trumbull St. #H19B
Hartford, CT 06103

                                                                  PERCENT OF
                                                                  OUTSTANDING
      NAME AND ADDRESS                 SHARES HELD              SHARES (CLASS)

ACQUIRING FUND
Guarantee & Trust Company TTEE*            9,679.205            5.27 (Common)
Cathleen Noland Spousal IRA
PO Box 8963
Wilmington, DE 19899

Retirement Plan Non-Legal Employee of    127,716.136            69.55% (Common)
Simpson Thacher & Bartlett*
Maryann Braverman Accounting Dept.
425 Lexington Ave.
New York, NY 10017

Pershing LLC*                             27,853.569            19.58% (C)
PO Box 2052
Jersey City, NJ 07303


--------------------------------------------------------------------------------


* Each Fund believes these entities are not the beneficial owners of shares held of record by them.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by the disclosure in the respective Prospectuses and Statements of Additional Information of the Acquiring Fund and the Acquired Fund.

         INVESTMENT OBJECTIVES. The investment objective of the Acquiring Fund is long-term capital appreciation and continuity of income. The investment objective of the Acquired Fund is total return. There can be no assurance either Fund will achieve its investment objective.

         Shareholders of the Acquired Fund (in Proposal 4) and shareholders of the Acquiring Fund (by means of a separate proxy statement) are being asked to approve changing the Fund's investment objective from fundamental to non-fundamental. If approved by a Fund's shareholders, the Board of that Fund could change the Fund's investment objective without shareholder approval.

         PRIMARY INVESTMENTS. To pursue its investment objective, the Acquiring Fund invests principally in dividend-paying common stock of companies with large market capitalizations that appear to be undervalued and diversifies its investment among different industries and companies. Under normal market conditions, the Acquiring Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations. The Acquiring Fund considers large companies to be ones whose market capitalization is equal to or greater than the smallest company in the Russell 1000 Index. As of May 31, 2002, the market capitalization of the smallest company in the Russell 1000 Index was $1.3 billion. Some companies may fall outside the definition of large company after the Acquiring Fund has purchased their securities. These companies continue to be considered large for purposes of the fund's minimum 80% allocation to large company equities. In addition, the Acquiring Fund may invest in companies of any size once the 80% policy is met.


         To pursue its investment objective, the Acquired Fund invests primarily in equity securities of value companies. Under normal market conditions, the Acquired Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in U.S.. equity securities. Value companies are companies whose earnings power or asset value does not appear to be reflected in the current stock price. As a result, value companies look underpriced according to financial measurements of their intrinsic worth or business prospects. These measurements include price-to-earnings, price-to-book and debt-to-equity ratios. The Acquired Fund may invest in companies of any size. The Acquired Fund focuses on large cap U.S. companies.

         INVESTMENT LIMITATIONS. The Acquiring Fund and the Acquired Fund have adopted certain fundamental and non-fundamental investment limitations. Fundamental investment limitations may not be changed without the affirmative vote of the holders of a "majority" (as defined in the 1940 Act) of the relevant Fund's outstanding shares. Each Fund has substantially similar investment limitations with respect to: investing in a single industry; investing in a single issuer; making loans; underwriting securities; purchasing or selling real estate; making investments for the purpose of exercising control or management; investing in commodities and purchasing securities on margin. Each Fund has different fundamental investment limitations with respect to borrowing as the Acquiring Fund is limited to 15% of its total assets (5% if the borrowing is for purposes other than to meet redemptions), while the Acquired Fund's borrowing is limited to 30% of its total assets. While the Acquired Fund has fundamental limitations which prohibit it from investing more than 15% of its net assets in securities which may be illiquid because of legal or contractual restrictions on resale for which there are no readily available market quotations, the Acquiring Fund is subject to a 10% fundamental limitation in restricted securities or other instruments not having a ready market. While the Acquiring Fund has fundamental investment limitations which prohibit investing more than 10% of its total assets in securities of any issuer which has a record of less than three years of continuous operations, the Acquired Fund has no stated limitation in this context. While the Acquired Fund has fundamental investment limitations which prohibit it from making short sales of securities or maintaining a short position, except in limited circumstances, the Acquiring Fund has no stated fundamental limitation in this context. While the Acquired Fund has fundamental limitations which prohibit it from investing more than 15% of its total assets in warrants, the Acquiring Fund has no stated fundamental limitation on investing in warrants. While the Acquiring Fund has a fundamental limitation which prohibits it from issuing any senior securities, the Acquired Fund has no stated fundamental limitation on issuing senior securities. Shareholders of the Acquiring Fund (by means of a separate proxy statement) are being asked to modify and/or eliminate fundamental restrictions on borrowing, investing in restricted securities and investing in unseasoned issuers. If approved, the restrictions of both Funds in these areas will be substantially the same. The Acquired Fund shareholders (in Proposal 3-D) are being asked to eliminate the restriction on short-selling, which, if approved, would give the Acquired Fund and the Acquiring Fund substantially the same policy in this area. There is no guarantee that shareholders of either of the Funds will be approve any of the proposed changes to the investment restrictions or that either of the Funds will thereafter implement any expanded authority given to them.

         CERTAIN INVESTMENT PRACTICES. For each of the following practices, this table shows the current applicable investment limitation. Risks are indicated for each practice. The specific risks associated with each of the investment practices described below are defined for the Acquiring Fund in the Acquiring Fund's Prospectus, which accompanies this Prospectus/Proxy Statement, and for the Acquired Fund in its Prospectuses.

         KEY TO TABLE:

         /x/  Permitted without limitation; does not indicate actual use

         20% Italic type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

         20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

         / /  Permitted, but not expected to be used to a significant extent

         --    Not permitted

-------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                     LIMIT
-------------------------------------------------------------------------------------------------------
                                                                               ACQUIRING       ACQUIRED
                                                                                 FUND            FUND
-------------------------------------------------------------------------------------------------------

BORROWING. The borrowing of money from banks to meet redemptions                   15%            30%
or for other temporary or emergency purposes. Speculative exposure risk.

-------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES. Securities of foreign issuers. May include depositary          10%            20%
receipts. Currency, information, market, operational, political, valuation risks.

-------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES. Exchange-traded contracts that enable a            --             / /
fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes(1) Correlation, currency, hedged exposure, interest-rate, market, speculative exposure risks.(2)

-------------------------------------------------------------------------------------------------------
INVESTMENT-GRADE DEBT SECURITIES. Debt securities rated within the four            20%            20%
highest grades (AAA/Aaa through BBB/Baa) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Credit, interest-rate, market risks.

-------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Debt securities backed                / /            / /
by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables.
Credit, extension, interest-rate, liquidity, prepayment risks.

-------------------------------------------------------------------------------------------------------


                                       24

-------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                     LIMIT
-------------------------------------------------------------------------------------------------------
                                                                               ACQUIRING       ACQUIRED
                                                                                 FUND            FUND
-------------------------------------------------------------------------------------------------------

NON-INVESTMENT-GRADE DEBT SECURITIES. Debt securities and convertible               --            10%
securities rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality.
Commonly referred to as junk bonds. Credit, information, interest-rate, liquidity, market, valuation risks.

-------------------------------------------------------------------------------------------------------
OPTIONS. Instruments that provide a right to buy (call) or sell (put) a particular  5%            25%
security or an index of securities at a fixed price within a certain time period.
A fund may purchase and write both put and call options for hedging or speculative purposes. Correlation, credit, hedged exposure, liquidity, market, speculative exposure risks.

-------------------------------------------------------------------------------------------------------
REAL-ESTATE INVESTMENT TRUSTS (REITS). Pooled investment vehicles that invest      / /            / /
primarily in income-producing real estate or real-estate-related loans or interests. Credit, interest-rate, market risks.

-------------------------------------------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES. Certain securities with restrictions on  10%            15%
trading, or those not actively traded. May include private placements.
Liquidity, market, valuation risks.

-------------------------------------------------------------------------------------------------------
SECURITIES LENDING. Lending portfolio securities to financial institutions; a      25%        33-1/3%
fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market, operational risks.
-------------------------------------------------------------------------------------------------------
SHORT SALES "AGAINST THE BOX". A short sale where the fund owns enough             10%            10%
shares of the security involved to cover the borrowed securities, if necessary.
Liquidity, market, speculative exposure risks.

-------------------------------------------------------------------------------------------------------
SPECIAL-SITUATION COMPANIES. Companies experiencing unusual developments           / /            / /
affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation.
Securities of a special situation company could decline in value and hurt a fund's performance if the anticipated benefits of the special situation do not materialize. Information, market risks.

-------------------------------------------------------------------------------------------------------
START-UP AND OTHER SMALL COMPANIES. Companies with small relative market           / /            / /
capitalizations, including those with continuous operations of less than three years. Information, liquidity, market, valuation risks.

-------------------------------------------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS. Placing some or all of a fund's assets in              --            / /
investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with a fund's principal investment strategies and might prevent a fund from achieving its goal.

-------------------------------------------------------------------------------------------------------
WARRANTS. Options issued by a company granting the holder the right to buy          --            15%
certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.

-------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The purchase or sale of            / /            20%
securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.



------------

(1) The Funds are not obligated to pursue any hedging strategy and do not represent that these techniques are available now or will be available at any time in the future.

(2) Each Fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

DETERMINATION OF NET ASSET VALUE OF SHARES OF THE ACQUIRING FUND

         The NAV of each class of shares of beneficial interest of the Acquiring Fund is determined at the close of regular trading on the NYSE (usually 4 p.m., New York City Time) each day the NYSE is open for business. It is calculated by dividing a class's total assets less its liabilities, by the number of shares of such class outstanding. The Acquiring Fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value. Some securities of the Acquiring Fund may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the Acquiring Fund does not compute its price. This could cause the value of the Acquiring Fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

MANAGEMENT OF EACH FUND

         CSAM, located at 466 Lexington Avenue, 16th Floor, New York, New York 10017-3140, provides investment advisory services to each of the Funds under separate advisory agreements. The specific persons at CSAM who are responsible for the day-to-day management of the Acquiring Fund are described in the Prospectus of the Acquiring Fund, which accompanies this Prospectus/Proxy Statement.

         In addition, State Street and CSAMSI provide accounting and co-administrative services as applicable to each Fund. State Street became co-administrator to the Acquiring Fund on July 1, 2002 and to the Acquired Fund on August 1, 2002. Prior to that, PFPC, Inc. served as co-administrator to the Funds. Boston Financial Data Services, Inc. acts as the shareholder servicing agent, transfer agent and dividend disbursing agent for each Fund. State Street serves as custodian of each of the Funds' assets pursuant to a custodian agreement. PricewaterhouseCoopers LLP serves as independent accountants for each of the Funds.

         The Acquired Fund pays CSAM a management fee of .75% of its average daily net assets, while the Acquiring Fund pays CSAM a management fee of .75% on the first $75 million of its average daily net assets and .50% on amounts of its average daily net assets above $75 million. In addition to the management fee, each Fund pays a co-administration fee to CSAMSI of .10% of their respective average daily net assets. Each Fund pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, exclusive of out-of-pocket expenses. Importantly, the Acquisition will result in lower gross and net operating expenses for shareholders of the Acquired Fund.

         Each class of shares of a Fund bears its proportionate share of fees payable to CSAM, CSAMSI and State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation. These fees are calculated at an annual rate based on a percentage of a Fund's average daily net assets.

INTEREST OF CSAM IN THE ACQUISITION


         CSAM may be deemed to have an interest in the Plan and the Acquisition because it provides investment advisory services to each Fund. CSAM receives compensation from each Fund for services it provides pursuant to separate advisory agreements. The terms and provisions of the current arrangements with CSAM are described in each Fund's Prospectuses and Statement of Additional Information. Future growth of the assets of the Acquiring Fund, if any, can be expected to increase the total amount of fees payable to CSAM and its affiliates. CSAM may also be deemed to have an interest in the Plan and the Acquisition because, as of the December 31, 2002, it or one or more of its affiliates possessed or shared voting power or investment power as a beneficial owner or as a fiduciary on behalf of its customers or employees in the Acquired Fund (see "Information About the Acquisition - Share Ownership of the Funds" above). CSAM and its affiliates have advised the Acquired Fund that they intend to vote the shares over which they have voting power at the Special Meeting in the manner instructed by the customers for which such shares are held. As of January 30, 2003, CSAM had discretionary power to dispose of securities over accounts which held in the aggregate 1,161,227.723 shares or 6.48% of the Acquired Fund's outstanding shares. See "Voting Information."


         CSAM may also be deemed to have an interest in the Plan and the Acquisition because CSAMSI serves as the co-administrator and distributor for each Fund. As such, CSAMSI receives compensation for its services.

INFORMATION ON SHAREHOLDERS' RIGHTS

         GENERAL. The Acquired Fund and the Trust are each an open-end management investment company registered under the 1940 Act. The Trust is a Massachusetts business trust that was formed on November 26, 1985 and is governed by its Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust"), Bylaws and Board of Trustees. The Acquired Fund is a Maryland corporation that was incorporated on February 29, 1988 and is governed by its Articles of Incorporation, Bylaws and Board of Directors. Each Fund is governed by applicable state and federal law. The Acquired Fund has an authorized capital of six billion shares of common stock with a par value of $.01 per share; one billion shares are designated Common Class, two billion shares are designated Advisor Class, one billion shares are designated Class A shares, on billion shares are designated Class B shares and one billion shares are designated Class C shares. The Acquiring Fund has an unlimited number of transferable shares of beneficial interest with par value of $.01 per share. In each Fund, shares represent interests in the assets of the relevant Fund and have identical voting, dividend, liquidation and other rights (other than as set forth below) on the same terms and conditions except that expenses related to the distribution of each class of shares of the relevant Fund are borne solely by such class and each class of shares has exclusive voting rights with respect to provisions of such Fund's Rule 12b-1 distribution plan, if any, pertaining to that particular class.

         MULTI-CLASS STRUCTURE. The Acquiring Fund and the Acquired Fund are authorized to offer multiple classes. Each of the Acquiring Fund and the Acquired Fund offers Common Class, Advisor Class, Class A, Class B and Class C shares. The Acquiring Fund expects to continue to offer shares of its Advisor Class, Class A, Class B and Class C shares following the Acquisition. The Acquiring Fund's Common Class shares are closed to new investments other than the reinvestment of dividends.

         DIRECTORS/TRUSTEES. The Declaration of Trust of the Acquiring Fund and the By-Laws of the Acquired Fund provide that the term of office of each Trustee or Director, respectively, shall be from the time of his or her election and qualification until his or her successor shall have been elected and shall have qualified. In the case of the Acquiring Fund, the Trustees have the power to set and alter their terms of office, and at any time to lengthen or shorten their own terms or make their terms of unlimited duration. Trustees of the Acquiring Fund may be removed by at least two-thirds of the shares entitled to vote. Directors of the Acquired Fund may be removed by a majority of the shares entitled to vote. Vacancies on the Boards of either Fund may be filled by the Trustees/Directors remaining in office, provided that no vacancy or vacancies may be filled by action of the remaining Trustees/Directors if, after the filling of the vacancy or vacancies, fewer than two-thirds of the Trustees/Directors then holding office shall have been elected by the shareholders of the relevant Fund. A meeting of shareholders will be required for the purpose of electing Trustees/Directors whenever (a) fewer than a majority of the Trustees/Directors then in office were elected by shareholders of the relevant Fund or (b) a vacancy exists that may not be filled by the remaining Trustees/Directors and must be filled.

         VOTING RIGHTS. Neither Fund holds a meeting of shareholders annually, and there normally is no meeting of shareholders for the purpose of electing Trustees/Directors unless and until such time as less than a majority of the Trustees/Directors of the relevant Fund holding office have been elected by shareholders or a vacancy exists that may not be filled by the remaining Trustees/Directors. At such times, the Trustees or Directors then in office will call a shareholders' meeting for the election of Trustees/Directors.

         In addition, the Acquired Fund's By-Laws provide that a special meeting of shareholders will be called at the written request of shareholders entitled to cast at least 10% percent of the votes entitled to be cast at the meeting, provided, however, if the matter to be considered at such special meeting is substantially the same as another voted on at any special meeting of stockholders held in the last twelve months, the Acquired Fund does not have to hold the meeting unless requested to do so by a majority of the stockholders entitled to vote. Payment by such shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting is required in advance of the meeting. The Acquiring Fund's Declaration of Trust provides that a special meeting of shareholders will be called at the written request of shareholders holding at least 10% of the outstanding shares of the Acquiring Fund. To the extent required by law, each Fund will assist in shareholder communications in such matters. The presence, in person or by proxy, of at least one-third of the outstanding shares of the Acquired Fund entitled to vote at a shareholder meeting will constitute a quorum whereas the presence, in person or by proxy, of at least a majority of shares of the Acquiring Fund entitled to vote at a meeting will constitute a quorum.

         Certain voting rights of the Acquiring Fund's shareholders may change. The Trust is soliciting shareholder approval of an amendment to its Declaration of Trust that would permit the Trustees, subject to applicable Federal and state law to reorganize or combine the Acquiring Fund or any of its classes or series into another Credit Suisse Fund or class or series thereof or into another class or series of the Acquiring Fund without shareholder approval. The Acquiring Fund's current Declaration of Trust requires shareholder approval for any such actions.

         LIQUIDATION OR TERMINATION. In the event of the liquidation or termination of either Fund, the shareholders of the relevant Fund are entitled to receive, when and as declared by the Trustees or Directors, the excess of the assets over the liabilities belonging to such Fund. In either case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares held by them and recorded on the books of such Fund.

         INVOLUNTARY REDEMPTIONS. The Trust is soliciting shareholder approval of an amendment to its Declaration of Trust that would permit the Trust to redeem shares of a class of the Acquiring Fund held by a shareholder or all shares of the Acquiring Fund as an entirety if the Board of Trustees determines that doing so is in the best interest of the Acquiring Fund. Redemption proceeds may be paid in cash or in kind. The Trust's current Declaration of Trust permits the Trustees to involuntarily redeem shares, but in more limited circumstances. The exercise of the power granted to the Trustees under either the current Declaration of Trust or the amended Declaration of Trust to involuntarily redeem shares would be subject to the Trustees' fiduciary obligation to the shareholders and any applicable provisions under the 1940 Act and the rules adopted thereunder.

         LIABILITY OF TRUSTEES OR DIRECTORS. The constituent documents of each Fund provide that its Trustees/Directors and officers shall not be liable in such capacity for monetary damages for breach of fiduciary duty as a Trustee/Director or officer, except for willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his office or the discharge of his functions on the part of such Trustee, Director or officer. The constituent instruments of each Fund provide that the relevant Fund shall indemnify each Trustee/Director and officer and permit advances for the payment of expenses relating to the matter for which indemnification is sought, in the case of the Acquired Fund, to the fullest extent permitted by applicable law and, in the case of both Funds, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties in the conduct of his office or the discharge of his functions on the part of such Trustee/ Director or officer.

         RIGHTS OF INSPECTION. Maryland law permits any shareholder of the Acquired Fund or any agent of such shareholder to inspect and copy, during usual business hours, the By-Laws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements of the Acquired Fund on file at its principal offices. Massachusetts business trust law does not have such provisions. However, the Acquiring Fund's Declaration of Trust provides that the records of the Acquiring Fund shall be open to inspection by shareholders to the same extent as is permitted to stockholders of a corporation under the Massachusetts business corporation statute.

         SHAREHOLDER LIABILITY. Under Maryland law, shareholders of the Acquired Fund do not have personal liability for corporate acts and obligations. Massachusetts law provides that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for the obligation of the Acquiring Fund. However, the Declaration of Trust of the Acquiring Fund disclaims shareholder liability for acts or obligations of the Acquiring Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by such Fund or a Trustee. The Plan contains such a disclaimer. The Declaration of Trust of the Acquiring Fund provides for indemnification from the Acquiring Fund's property for all losses and expenses arising from such liability. Thus, the risk of shareholder liability is limited to circumstances in which the Acquiring Fund would be unable to meet its obligations. Upon payment of any liability incurred by the Acquiring Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Acquiring Fund.

         The foregoing is only a summary of certain characteristics of the operations of each of the Funds. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of the constituent documents and state laws governing each Fund for a more thorough description.

CONCLUSION

         The Plan was approved by the Board of Trustees of the Acquiring Fund and the Board of Directors of the Acquired Fund on December 12, 2002. The Board of each Fund has determined that the Acquisition is in the best interests of its shareholders and that the interests of existing shareholders of its Fund will not be diluted as a result of the Acquisition. If the shareholders of the Acquired Fund do not approve the Plan or if the Acquisition is not completed, the Acquired Fund will continue to engage in business as a registered investment company and its Board of Directors will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

REQUIRED VOTE

         Approval of the Plan requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund, in the aggregate without regard to class, present in person or represented by proxy, if a quorum is present.

                     THE BOARD OF DIRECTORS OF THE ACQUIRED
                    FUND, INCLUDING THE DIRECTORS WHO ARE NOT
              "INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE
               1940 ACT) RECOMMENDS THAT YOU VOTE FOR PROPOSAL 1.

                   PROPOSAL 2 -- ELECTION OF DIRECTORS OF THE
                                  ACQUIRED FUND


         At the Special Meeting, eight persons are to be elected who will constitute the Board of Directors of the Acquired Fund. For election of Directors at the Special Meeting, the Acquired Fund's Board has approved the nomination of the following individuals: Richard H. Francis, Jack W. Fritz, Joseph D. Gallagher, Jeffrey E. Garten, Peter F. Krogh, James S. Pasman, Jr., Steven N. Rappaport and William W. Priest. If elected, Mr. Gallagher will become Chairman of the Acquired Fund's Board.


         The persons named as proxies on the enclosed proxy card will vote for the election of the nominees named above unless authority to vote for any or all of the nominees is withheld in the proxy. Each Director so elected will serve as a Director of the Acquired Fund until the next meeting of shareholders, if any, called for the purpose of electing Directors and until the election and qualification of a successor or until such Director sooner resigns, dies or is removed as provided in the organizational documents of the Acquired Fund.


         Each of the nominees, except for Mr. Gallagher, currently serves as a director of the Acquired Fund. Each nominee has indicated that he is willing to continue to serve as a Director. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the Directors may recommend.


         The following table sets forth certain information concerning the current Directors and nominees. Unless otherwise noted, each of the Directors and nominees has engaged in the principal occupation listed in the following table for more than five years, but not necessarily in the same capacity.


                                    NOMINEES
-------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF
                                                                                  PORTFOLIOS          OTHER
                                       TERM OF                                      IN FUND         DIRECTOR-
                                       OFFICE1                                      COMPLEX           SHIPS
                           POSITION(S)   AND                                      OVERSEEN BY        HELD BY
  NAME,                        HELD     LENGTH            PRINCIPAL                 DIRECTOR       OR DIRECTOR
  ADDRESS                      WITH    OF TIME      OCCUPATION(S) DURING            NOMINEE        OR NOMINEE
  AND AGE                      FUND     SERVED         PAST FIVE YEARS            FOR DIRECTOR    FOR DIRECTOR
-------------------------------------------------------------------------------------------------------------------
  INDEPENDENT
  DIRECTORS
-------------------------------------------------------------------------------------------------------------------

  Richard H. Francis         Director    Since      Currently retired; Executive      54              None
  c/o Credit Suisse Asset                1999       Vice President and Chief
  Management, LLC                                   Financial Officer of Pan Am
  466 Lexington Avenue                              Corporation and Pan American
  New York, New York                                World Airways, Inc. from
  10017-3140                                        1988 to 1991
  Age: 70
-------------------------------------------------------------------------------------------------------------------

  Jack W. Fritz              Director    Since      Private investor; Consultant and  52              Director of
  2425 North Fish                        1987       Director of Fritz Broadcasting, Inc.              Advo, Inc.
  Creek Road                                        and Fritz Communications                          (direct mail
  P.O. Box 1287                                     (developers and operators                         advertising)
  Wilson, Wyoming                                   of radio stations) since 1987
  83014
  Age: 75
-------------------------------------------------------------------------------------------------------------------

  Jeffrey E. Garten          Director    Since      Dean of Yale School of            53              Director of
  Box 208200                             1998       Management and William S.                         Aetna, Inc.;
  New Haven,                                        Beinecke Professor in the                         Director of
  Connecticut                                       Practice of International Trade                   Calpine
  06520-8200                                        and Finance; Undersecretary of                    Energy
  Age: 56                                           Commerce for International Trade                  Corporation;
                                                    from November 1993 to October                     Director of
                                                    1995; Professor at Columbia                       CarMax
                                                    University from September 1992                    Group
                                                    to November 1993                                  (used car
                                                                                                      dealers)
-------------------------------------------------------------------------------------------------------------------


------------

1 Each Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.


                                       32

-------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF
                                                                                  PORTFOLIOS          OTHER
                                       TERM OF                                      IN FUND         DIRECTOR-
                                       OFFICE1                                      COMPLEX           SHIPS
                           POSITION(S)   AND                                      OVERSEEN BY        HELD BY
  NAME,                        HELD     LENGTH            PRINCIPAL                 DIRECTOR       OR DIRECTOR
  ADDRESS                      WITH    OF TIME      OCCUPATION(S) DURING            NOMINEE        OR NOMINEE
  AND AGE                      FUND     SERVED         PAST FIVE YEARS            FOR DIRECTOR    FOR DIRECTOR
-------------------------------------------------------------------------------------------------------------------

  Peter F. Krogh             Director    Since      Dean Emeritus and                 53              Member of
  301 ICC                                2001       Distinguished Professor of                        Board of The
  Georgetown University                             International Affairs at the                      Carlisle
  Washington, DC 20057                              Edmund A. Walsh School                            Companies
  Age: 65                                           of Foreign Service,                               Inc.; Member
                                                    Georgetown University;                            of Selection
                                                    Moderator of PBS foreign                          Committee
                                                    affairs television series                         for Truman
                                                                                                      Scholars and
                                                                                                      Henry Luce
                                                                                                      Scholars;
                                                                                                      Senior
                                                                                                      Associate of
                                                                                                      Center for
                                                                                                      Strategic and
                                                                                                      International
                                                                                                      Studies;
                                                                                                      Trustee of
                                                                                                      numerous
                                                                                                      world affairs
                                                                                                      organizations
-------------------------------------------------------------------------------------------------------------------


  James S. Pasman, Jr.       Director    Since      Currently retired; President      55              Director of
  c/o Credit Suisse Asset                1999       and Chief Operating Officer                       Education
  Management, LLC                                   of National InterGroup, Inc.                      Management
  466 Lexington Avenue                              (holding company) from                            Corp., former
  New York, New York                                April 1989 to March 1991;                         Director of
  10017-3140                                        Chairman of Permian Oil Co.                       Tyco
  Age: 71                                           from April 1989 to March 1991                     International
                                                                                                      Ltd.
-------------------------------------------------------------------------------------------------------------------


                                       33

-------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF
                                                                                  PORTFOLIOS          OTHER
                                       TERM OF                                      IN FUND         DIRECTOR-
                                       OFFICE1                                      COMPLEX           SHIPS
                           POSITION(S)   AND                                      OVERSEEN BY        HELD BY
  NAME,                        HELD     LENGTH            PRINCIPAL                 DIRECTOR       OR DIRECTOR
  ADDRESS                      WITH    OF TIME      OCCUPATION(S) DURING            NOMINEE        OR NOMINEE
  AND AGE                      FUND     SERVED         PAST FIVE YEARS            FOR DIRECTOR    FOR DIRECTOR
-------------------------------------------------------------------------------------------------------------------
  Steven N. Rappaport        Director    Since      Partner of Lehigh Court, LLC      54              None
  Lehigh Court, LLC                      1999       since July 2002, President of
  40 East 52nd Street,                              SunGard Securities Finance,
  New York, New York                                Inc., from 2001 to July 2002;
  10022                                             President of Loanet, Inc. (on-line
  Age: 54                                           accounting service) from 1995 to
                                                    2001; Director, President, North
                                                    American Operations, and former
                                                    Executive Vice President from
                                                    1992 to 1993 of Worldwide
                                                    Operations of Metallurg Inc.
                                                    (manufacturer of specialty metals
                                                    and alloys); Executive Vice
                                                    President, Telerate, Inc. (provider
                                                    of real-time information to the
                                                    capital markets) from 1987 to
                                                    1992; Partner in the law firm of
                                                    Hartman & Craven until 1987
-------------------------------------------------------------------------------------------------------------------


                                       34

-------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF
                                                                                  PORTFOLIOS          OTHER
                                       TERM OF                                      IN FUND         DIRECTOR-
                                       OFFICE1                                      COMPLEX           SHIPS
                           POSITION(S)   AND                                      OVERSEEN BY        HELD BY
  NAME,                        HELD     LENGTH            PRINCIPAL                 DIRECTOR       OR DIRECTOR
  ADDRESS                      WITH    OF TIME      OCCUPATION(S) DURING            NOMINEE        OR NOMINEE
  AND AGE                      FUND     SERVED         PAST FIVE YEARS            FOR DIRECTOR    FOR DIRECTOR
-------------------------------------------------------------------------------------------------------------------
  INTERESTED
  DIRECTORS
-------------------------------------------------------------------------------------------------------------------


  Joseph D. Gallagher2       Director    N/A        Managing Director and             60              None
  Credit Suisse Asset        Nominee,               Chief Executive Officer of
  Management, LLC            Chairman               CSAM since 2003; Chief
  466 Lexington Avenue       and Chief              Executive Officer and Director
  New York, New York         Executive              of Credit Suisse Asset
  10017-3140                 Oficer                 Management Limited, London,
  Age: 40                                           England, from June 2000 to 2003;
                                                    Director of Credit Suisse Asset
                                                    Management Funds (UK) Limited,
                                                    London, England, from June 2000
                                                    to 2003; Managing Director, Head
                                                    - Asian Corporate Finance and
                                                    M&A's, Credit Suisse First Boston,
                                                    Hong Kong, China, from January
                                                    1998 to May 1999; and Director,
                                                    Head - Asian Corporate Finance,
                                                    Credit Suisse First Boston, Hong
                                                    Kong, China, from October 1993
                                                    to December 1997
-------------------------------------------------------------------------------------------------------------------

  William W. Priest          Director    Since      Co-Managing Partner,              60              None
  Steinberg Priest &                     1999       Steinberg Priest &
  Sloane Capital                                    Sloane Capital Management
  Management                                        since March 2001; Chairman
  12 East 49th Street                               and Managing Director of
  12th Floor                                        CSAM from 2000 to February
  New York, New York                                2001, Chief Executive Officer
  10017                                             and Managing Director
  Age: 61                                           of CSAM from 1990 to 2000
-------------------------------------------------------------------------------------------------------------------


------------

2 Mr. Gallagher is a Director who is an "interested person" of the Acquired Fund as defined in the 1940 Act, because he is an officer of CSAM.

3 Mr. Priest is a Director who is an "interested person" of the Acquired Fund as defined in the 1940 Act, because he provides consulting services to CSAM.

         The table below shows the dollar range of each nominee's ownership of shares of the Acquired Fund and of all the Credit Suisse Funds served, or to be served, by the Directors all as of December 31, 2002.

                NOMINEES' SHARE OWNERSHIP TABLE BY DOLLAR RANGE*


NAME               Francis Fritz Garten Gallagher Krogh Pasman  Priest Rappaport
--------------------------------------------------------------------------------

Strategic Value
  Fund                C      E       A        A      A      A       A       B

Aggregate Dollar
  Range of Equity
  Securities in All
  Funds Overseen
  by Director in
  Family of
  Investment
  Companies           E      E       A        A      D      C       A       D



-------------------------

*KEY TO DOLLAR RANGES:
         A.   NONE
         B.   $1-$10,000
         C.   $10,001-$50,000
         D.   $50,001-$100,000
         E.   OVER $100,000

THE INFORMATION AS TO BENEFICIAL OWNERSHIP IS BASED ON STATEMENTS FURNISHED TO THE ACQUIRED FUND BY EACH DIRECTOR. UNLESS OTHERWISE NOTED, BENEFICIAL OWNERSHIP IS BASED ON SHARED VOTING AND INVESTMENT POWER WITH SPOUSE AND/OR IMMEDIATE FAMILY.

         Mr. Rappaport informed the Acquired Fund that his former employer, Loanet, Inc. ("Loanet"), had performed loan processing services for various Credit Suisse entities (not including CSAM). He indicated that Loanet billed these Credit Suisse entities approximately $1,700,000 and $2,300,000 during the years ended December 31, 2000 and 2001, respectively. Prior to May 31, 2001, Mr. Rappaport was President and a director of Loanet, and held an approximately 25% equity interest in Loanet. Another investor in Loanet owned an approximately 67% equity interest and was in control of Loanet until May 31, 2001. On May 31, 2001, Loanet was sold to Sungard Data Systems, Inc. ("Sungard"). Mr. Rappaport sold his shares to Sungard, but remained President of Loanet until December 31, 2001. Mr. Rappaport remained at Loanet for a nominal salary until July 31, 2002 but had no formal position.

RESPONSIBILITIES OF THE BOARD -- BOARD AND COMMITTEE MEETINGS

         The Board of Directors of the Acquired Fund is responsible for the general oversight of the Acquired Fund's business. A majority of the Board's members are not affiliated with CSAM. These non-interested Directors have primary responsibility for assuring that the Acquired Fund is managed in a manner consistent with the best interests of its shareholders.

         The Board of Directors meets in person at least quarterly to review the investment performance of the Acquired Fund and other operational matters, including policies and procedures designed to assure compliance with various regulatory requirements. At least annually, the non-interested Directors review the fees paid to CSAM and its affiliates for investment advisory services and administrative and distribution services.


         The Board of the Acquired Fund has an Audit and a Nominating Committee, the responsibilities of which are described below. The Board of the Acquired Fund does not have a compensation committee. The members of the Audit Committee and the Nominating Committee consist of all of the Independent Directors, namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport.


AUDIT COMMITTEE

         In accordance with its written charter adopted by the Board, the Audit Committee oversees the financial reporting process of the Acquired Fund and monitors the valuation of portfolio assets. It also makes recommendations to the Board as to the selection of the independent accountants, reviews the audit plan and audit fees charged, and reviews the results of the Acquired Fund's annual audit.

NOMINATING COMMITTEE

         The Nominating Committee is charged with the duty of selecting and nominating candidates for election to the Board as for Independent Directors. The Nominating Committee will consider nominees recommended by the Acquired Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Acquired Fund's Secretary.

         The following chart sets forth the number of meetings of the Board, the Audit Committee and the Nominating Committee of Acquired Fund during the calendar year 2002.

                   NUMBER OF BOARD AND COMMITTEE MEETINGS HELD
                          DURING THE CALENDAR YEAR 2002

              BOARD OF                    AUDIT                    NOMINATING
             DIRECTORS                  COMMITTEE                   COMMITTEE
              MEETINGS                   MEETINGS                   MEETINGS
--------------------------------------------------------------------------------

                 2                          0                           1

         Each incumbent Director attended at least 75% of the total number of Board meetings and meetings of committees on which he served during the Acquired Fund's last full fiscal year.

EXECUTIVE OFFICERS

         The following persons are executive officers of the Acquired Fund:

                             POSITION(S) HELD
                             WITH FUND, TERM
                              OF OFFICE* AND
             NAME,            LENGTH OF TIME            PRINCIPAL OCCUPATION(S)
        ADDRESS AND AGE           SERVED                DURING PAST FIVE YEARS
--------------------------------------------------------------------------------

Hal Liebes, Esq.           Vice President and        Managing Director and
Credit Suisse Asset        Secretary since 1999      Global General Counsel of
Management, LLC                                      CSAM; Associated with
466 Lexington Avenue                                 Lehman Brothers, Inc. from
New York, New York                                   1996 to 1997; Associated
10017-3140                                           with CSAM from 1995
Age: 38                                              to 1996; Associated with CS
                                                     First Boston Investment
                                                     Management from 1994 to
                                                     1995; Associated with
                                                     Division of Enforcement,
                                                     U.S. Securities and
                                                     Exchange Commission from
                                                     1991 to 1994

Michael A. Pignataro       Treasurer and Chief       Director and Director
Credit Suisse Asset        Financial Officer         of Fund Administration
Management, LLC            since 1999                of CSAM; Associated with
466 Lexington Avenue                                 CSAM since 1984
New York, New York
10017-3140
Age: 43

                             POSITION(S) HELD
                             WITH FUND, TERM
                              OF OFFICE* AND
             NAME,            LENGTH OF TIME            PRINCIPAL OCCUPATION(S)
        ADDRESS AND AGE           SERVED                DURING PAST FIVE YEARS
--------------------------------------------------------------------------------

Gregory N. Bressler, Esq.  Assistant Secretary       Director of CSAM (since
Credit Suisse Asset        since 2000                January 2003) and Deputy
Management, LLC                                      General Counsel of CSAM
466 Lexington Avenue                                 since January 2000;
New York, New York                                   Associated with the law
10017-3140                                           firm of Swidler Berlin
Age: 36                                              Shereff Friedman LLP from
                                                     1996 to 2000

Kimiko T. Fields, Esq.     Assistant Secretary       Vice President (since
Credit Suisse Asset        since 2002                January 2003) and Legal
Management, LLC                                      Counsel of CSAM(since
466 Lexington Avenue                                 December 2000); Assistant
New York, New York                                   Vice President,
10017-3140                                           Institutional Marketing
Age:  39                                             Department, CSAM from
                                                     January 2000 to December
                                                     2000; Marketing Associate,
                                                     International Equity
                                                     Department, Warburg Pincus
                                                     Asset Management, Inc. from
                                                     January 1998 to January
                                                     2000; self-employed author
                                                     and consultant, from
                                                     January 1996 to December
                                                     1997

Rocco A. DelGuercio        Assistant Treasurer       Vice President of Fund
Credit Suisse Asset        since 1999                Administration of CSAM;
Management, LLC                                      Associated with CSAM
466 Lexington Avenue                                 since June 1996; Assistant
New York, New York                                   Treasurer, Bankers Trust
10017-3140                                           Co. -- Fund Administration
Age:  39                                             from March 1994 to June
                                                     1996; Mutual Fund
                                                     Accounting Supervisor,
                                                     Dreyfus Corporation from
                                                     April 1987 to March 1994

                             POSITION(S) HELD
                             WITH FUND, TERM
                              OF OFFICE* AND
             NAME,            LENGTH OF TIME            PRINCIPAL OCCUPATION(S)
        ADDRESS AND AGE           SERVED                DURING PAST FIVE YEARS

Joseph Parascondola        Assistant Treasurer       Assistant Vice President -
Credit Suisse Asset        since 2000                Fund Administration of
Management, LLC                                      CSAM since April 2000;
466 Lexington Avenue                                 Assistant Vice President,
New York, New York                                   Deutsche Asset
10017-3140                                           Management from January
Age:  39                                             1999 to April 2000;
                                                     Assistant Vice President,
                                                     Weiss, Peck & Greer LLC
                                                     from November 1995 to
                                                     December 1998

Robert M. Rizza            Assistant Treasurer       Assistant Vice President of
Credit Suisse Asset        Since 2002                Fund Administration of
Management, LLC                                      CSAM (January 2001 to
466 Lexington Avenue                                 present); Associated with
New York, New York                                   CSAM since March 1998;
10017-3140                                           Assistant Treasurer of
Age: 37                                              Bankers Trust Co. (April
                                                     1994 to March 1998)


---------------------

* Each officer serves until his or her respective successor has been duly elected and qualified.

COMPENSATION OF DIRECTORS AND OFFICERS

         No employee of CSAM, State Street or CSAMSI, or any of their affiliates, receives any compensation from the Acquired Fund for acting as an officer or director of the Acquired Fund. Each Director who is not a director, trustee, officer or employee of CSAM, State Street, CSAMSI or any of their affiliates receives an annual fee of $750 and $250 for each meeting of the Board attended by him for his services as Director, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.

         The following Compensation Table provides in tabular form the aggregate compensation received by each Director of the Acquired Fund during the calendar year 2002 and total compensation received by each Director from the Fund Complex during the calendar year 2002.

         The Directors do not receive any pension or retirement benefits from any Fund in the Fund Complex.

                               COMPENSATION TABLE


                                        AGGREGATE COMPENSATION
                     -----------------------------------------------------------
                      FRANCIS    FRITZ    GARTEN      KROGH    PASMAN  RAPPAPORT
--------------------------------------------------------------------------------

Acquired Fund         $ 2,100   $ 1,850   $ 2,100   $ 2,100  $  2,100    $ 2,100
Total Compensation
  from the
  Funds and
  Fund Complex
  Paid to each
  Director            $82,015   $64,640   $71,515   $75,015  $110,015    $84,360

         Messrs. Priest and Gallagher are "interested persons" of the Acquired Fund and, accordingly, receive no compensation from Fund or any other investment company in the Fund Complex.

REQUIRED VOTE

         Election of each of the listed nominees for Director of the Acquired Fund requires the affirmative vote of a plurality of the votes of the Acquired Fund cast at the Special Meeting in person or by proxy. This means that the eight nominees receiving the largest number of votes will be elected.


      THE BOARD OF THE ACQUIRED FUND, INCLUDING THE INDEPENDENT DIRECTORS,
        UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF THE ACQUIRED FUND VOTE IN FAVOR OF EACH OF THE NOMINEES LISTED IN THIS PROPOSAL 2.

                    PROPOSAL 3 -- TO MODIFY AND/OR ELIMINATE
                         CERTAIN INVESTMENT RESTRICTIONS

         The Acquired Fund has adopted certain investment restrictions or policies that are "fundamental," meaning that as a matter of law they cannot be changed without shareholder approval. Over time, the Acquired Fund has adopted fundamental restrictions to reflect certain regulatory, business or industry conditions. Changes in applicable law now permit investment companies like the Acquired Fund to remove certain of these restrictions. Investment companies, however, are required to have fundamental investment restrictions on the topics addressed in Proposals 3A-3G.

         The Acquired Fund's Board, together with the Acquired Fund's officers and CSAM, have reviewed the Acquired Fund's current fundamental restrictions and have concluded that certain restrictions should be removed or revised based on the development of new practices and changes in applicable law and to facilitate administration of the Acquired Fund. At the Special Meeting, shareholders will be asked to approve the revised restrictions.

         The revised restrictions maintain important investor protections while providing flexibility to respond to changing markets, new investment opportunities and future changes in applicable law. The proposed modifications are expected to facilitate the management of the Acquired Fund's assets and simplify the process of monitoring compliance with investment restrictions. The revised restrictions will be the standard form for new funds in the Credit Suisse Fund complex.


         The revised restrictions do not affect the investment objective of the Acquired Fund, which remains unchanged. The Acquired Fund will continue to be managed in accordance with the investment restrictions described in its Prospectuses, Statement of Additional Information and in accordance with federal law. The revised restrictions would give the Acquired Fund an increased ability to engage in certain activities. The Directors may consider and adopt such non-fundamental investment restrictions for the Acquired Fund as they determine to be appropriate and in the shareholders' best interests and those restrictions could be adopted without shareholder approval. Except where indicated below, the proposed modifications are not expected to significantly affect the manner in which the Acquired Fund is managed, the investment programs of the Acquired Fund or the investment performance of the Acquired Fund. The Board does not anticipate that the changes, individually or in the aggregate, will result in a material change in the level of investment risk associated with an investment in the Acquired Fund, except where indicated below. However, if certain changes are approved (e.g., increased authority to borrow money) and the Acquired Fund utilizes that increased authority, the Acquired Fund may be subject to higher risks than previously.


         The Board unanimously recommends that shareholders vote to amend or remove the Acquired Fund's fundamental investment restrictions as discussed below. Each section sets out the fundamental investment restrictions that will apply to the Acquired Fund if shareholders of the Acquired Fund approve that proposal. To be approved, each proposal must receive the vote of a "majority of the outstanding voting securities" of the Acquired Fund entitled to vote on the proposal, as defined in the 1940 Act, which means the vote of 67% or more of the voting securities entitled to vote on the proposal that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or the vote of more than 50% of the outstanding voting securities of the Acquired Fund entitled to vote on the proposal, whichever is less. If any proposal is not approved, then the Acquired Fund's existing fundamental restriction on that topic will remain in effect, although the Board may take other appropriate action, including resoliciting shareholders. If shareholders approve the following changes to the fundamental investment restrictions of the Acquired Fund, such changes will become effective as of June 1, 2003.

PROPOSAL NO. 3-A: TO MODIFY THE FUNDAMENTAL INVESTMENT RESTRICTION ON BORROWING MONEY

         If shareholders of the Acquired Fund approve Proposal 3-A, the Acquired Fund's current fundamental investment restriction on borrowing money would be modified to read as follows:

                  "The Fund may not borrow money, except to the extent permitted under the 1940 Act."

         Discussion of Proposed Modifications. The 1940 Act requires every mutual fund to set forth a fundamental investment restriction indicating the extent to which the fund may borrow money. Under the 1940 Act, a fund may borrow money from a bank for any purpose up to 33-1/3% of its total assets. Under its current fundamental restriction, the Acquired Fund may not: Borrow money except that the Acquired Fund may (a) borrow from banks for temporary or emergency purposes and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements and any other transactions constituting borrowing by the Acquired Fund may not exceed 30% of the value of the Acquired Fund's total assets at the time of such borrowing and only if after such borrowing there is assets coverage of at least 300% for all borrowings of the Acquired Fund. For purposes of this restriction, the entry into options, futures contracts and options on futures contracts shall not constitute borrowing.

         Reverse repurchase agreements involve the sale of securities held by a fund pursuant to the fund's agreement to repurchase the securities at an agreed upon date and price, which typically reflects the current market rate of interest. In a dollar roll transaction, a fund sells a security and agrees to buy a substantially similar security for future delivery.

         The Acquired Fund also has a non-fundamental restriction limiting its ability to purchase securities while borrowings in excess of 5% of the Acquired Fund's assets are outstanding.

         The proposed policy would: (1) permit borrowings of up to 33-1/3% of total assets; (2) permit the use of reverse repurchase agreements or dollar rolls; (3) remove the restrictions that allow borrowings to be made only from banks (the 1940 Act currently allows a fund to borrow any amount in excess of 5% of its total assets only from banks; however, the SEC has permitted some mutual funds to borrow from other funds, although there is no assurance that the SEC would grant the Credit Suisse Funds such permission, and other possibilities may develop as the financial services industry continues to evolve); and (4) remove the restrictions that limit the purchase of securities when loans are outstanding.


         For example, removing the fundamental investment restrictions on purchasing securities when borrowings are greater than 5% of the Acquired Fund's assets will enhance the Acquired Fund's flexibility in emergency situations. To the extent the Acquired Fund borrows money, positive or negative performance by the Acquired Fund's investments may be magnified. The Acquired Fund is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the Acquired Fund's shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the Acquired Fund's shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate the Acquired Fund's net investment income in any given period.


             THE BOARD OF DIRECTORS OF THE ACQUIRED FUND UNANIMOUSLY
                RECOMMENDS THAT YOU VOTE "FOR" PROPOSAL NO. 3-A.


PROPOSAL NO. 3-B:  TO MODIFY THE FUNDAMENTAL INVESTMENT RESTRICTION ON LENDING


         If shareholders of the Acquired Fund approve Proposal 3-B, the Acquired Fund's current fundamental investment restriction on lending would be modified to read as follows:

                  "The Fund may not make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act."

         Discussion of Proposed Modifications. The 1940 Act requires every mutual fund to set forth a fundamental investment restriction indicating the extent to which the fund may lend. Under its current fundamental restriction, the Acquired Fund may not: Make loans, except that the Fund may purchase or hold fixed-income securities, lend portfolio securities and enter into repurchase agreements in accordance with its investment objectives, policies and limitations. A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller at an agreed upon date, at a price that generally depends on current interest rates. The 1940 Act treats these agreements as loans.

         The new restriction would allow the Acquired Fund to lend to the full extent permitted under the 1940 Act. SEC staff interpretations of the 1940 Act generally prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements.

         The proposed modifications also would permit securities lending and the use of repurchase agreements by the Acquired Fund.

                     THE BOARD OF DIRECTORS OF THE ACQUIRED
        FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" PROPOSAL NO. 3-B.

PROPOSAL NO. 3-C:  TO MODIFY THE FUNDAMENTAL INVESTMENT RESTRICTION ON REAL
                   ESTATE INVESTMENTS

         If shareholders of the Acquired Fund approve Proposal 3-C, the Acquired Fund's current fundamental investment restriction on real estate investments would be modified to read as follows:

                  "The Fund may not purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts."

         Discussion of Proposed Modifications. The 1940 Act requires every mutual fund to set forth a fundamental investment restriction indicating the extent to which the fund may engage in the purchase and sale of real estate. Under its current fundamental restriction, the Acquired Fund may not: Purchase or sell real estate, except that the Fund may invest in (a) securities secured by real estate, mortgages or interests therein or (b) issued by companies which invest in real estate or interests therein.


         The proposed new restriction would: (1) preserve the ability to invest in all real estate-related securities and companies whose business consists in whole or in part of investing in real estate (provided that the investment is otherwise consistent with the Acquired Fund's investment program) and (2) clarify the Acquired Fund's ability to invest in real estate investment trusts ("REITs"). As a result of exercising its rights attached to real estate-related securities, the Acquired Fund could eventually own an interest in real property. If this occurs, the Acquired Fund would dispose of the property as soon as practicable, consistent with the Acquired Fund's best interests.

         By investing in a REIT, the Acquired Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Acquired Fund. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Internal Revenue Code of 1986, as amended (the "Code"), requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.


             THE BOARD OF DIRECTORS OF THE ACQUIRED FUND UNANIMOUSLY
                RECOMMENDS THAT YOU VOTE "FOR" PROPOSAL NO. 3-C.

PROPOSAL NO. 3-D:  TO REMOVE THE FUNDAMENTAL INVESTMENT RESTRICTION ON SHORT
                   SALES

         If shareholders of the Acquired Fund approve Proposal 3-D, the Acquired Fund's current fundamental investment restriction on short sales would be removed and the Board may adopt a non-fundamental investment restriction on short sales that, in the future, could be modified without shareholder approval.

         Discussion of Proposed Modifications. Funds are not required to have a fundamental investment restriction on short sales of securities. Typically, in a short sale, an investor borrows a security from a lender, sells that security to a third party, and is obligated to return an identical security to the lender. The obligation to return an identical security to the lender involves the risk that the price of the securities that the borrower is obligated to purchase (and then return to the lender) may be higher than the price the borrower received for the sale of the securities. Under its current fundamental restriction, the Acquired Fund may not: Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in options on currencies, securities and stock indexes, futures contracts and options on futures contracts and enter into short sales "against the box." The Board of the Acquired Fund would retain the flexibility to adopt non-fundamental restrictions geared to its investment goals.

             THE BOARD OF DIRECTORS OF THE ACQUIRED FUND UNANIMOUSLY
                RECOMMENDS THAT YOU VOTE "FOR" PROPOSAL NO. 3-D.


PROPOSAL NO. 3-E:  TO REMOVE THE FUNDAMENTAL INVESTMENT RESTRICTION ON MARGIN
                   TRANSACTIONS


         If shareholders of the Acquired Fund approve Proposal 3-E, the Acquired Fund's current fundamental investment restriction on margin transactions would be removed. The Board could adopt a non-fundamental investment restriction on margin transactions in the future that could be modified without shareholder approval.

         Discussion of Proposed Modifications. Funds are not required to have a fundamental investment restriction on margin transactions. Margin transactions involve the purchase of securities with money borrowed from a broker or elsewhere. Under its current fundamental restriction, the Acquired Fund may not:
Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in options, futures contracts and options on futures contracts will not be deemed to be a purchase of securities on margin. The proposed modifications would give the Acquired Fund greater flexibility to operate consistent with the 1940 Act and relevant SEC rules and interpretation.

             THE BOARD OF DIRECTORS OF THE ACQUIRED FUND UNANIMOUSLY
                RECOMMENDS THAT YOU VOTE "FOR" PROPOSAL NO. 3-E.

PROPOSAL NO. 3-F:  TO REMOVE THE FUNDAMENTAL INVESTMENT RESTRICTION ON PLEDGING
                   ASSETS

         If shareholders of the Acquired Fund approve Proposal 3-F, the Acquired Fund's current fundamental investment restriction on pledging assets would be removed and the Board would adopt a non-fundamental investment restriction on pledging assets that could, in the future, be modified without shareholder approval. The non-fundamental investment restriction on pledging assets would state as follows:

                  "The Fund may not pledge, mortgage or hypothecate its assets except to secure permitted borrowings or as otherwise permitted under the 1940 Act."

         Discussion of Proposed Modifications. There is no federal requirement that the Acquired Fund have a fundamental investment restriction on pledging assets. It is advantageous to remove the fundamental investment restriction on pledging assets for the Acquired Fund and to permit the Board to address such situations on a case-by-case basis when it considers the approval of lines of credit or other borrowing arrangements, consistent with current industry practice and market conditions. In order to maximize the Acquired Fund's investment flexibility, the Board proposes that this fundamental investment restriction be removed.

             THE BOARD OF DIRECTORS OF THE ACQUIRED FUND UNANIMOUSLY
                RECOMMENDS THAT YOU VOTE "FOR" PROPOSAL NO. 3-F.

PROPOSAL NO. 3-G:  TO REMOVE THE FUNDAMENTAL INVESTMENT RESTRICTION ON ACQUIRING
                   MORE THAN 10% OF VOTING SECURITIES OF ANY ONE ISSUER

         If shareholders of the Acquired Fund approve Proposal 3-G, the Acquired Fund's current fundamental investment restriction on acquiring more than 10% of voting securities of any one issuer would be removed.

         Discussion of Proposed Modification. The Acquired Fund is not required to have a fundamental investment restriction on acquiring more than 10% of the voting securities of any one issuer. The 10% limitation is more stringent than the per issuer limit applicable to diversified funds generally, which applies this limit to only 75% of a fund's assets. Rather than modifying the limit, the Board proposes that the Acquired Fund's per issuer limit be removed as it is governed by the Acquired Fund's determination to be a diversified investment company under the 1940 Act, which status could not be changed except with shareholder approval.

             THE BOARD OF DIRECTORS OF THE ACQUIRED FUND UNANIMOUSLY
                RECOMMENDS THAT YOU VOTE "FOR" PROPOSAL NO. 3-G.

                     PROPOSAL 4 -- TO CHANGE THE INVESTMENT
                 OBJECTIVE OF THE ACQUIRED FUND FROM FUNDAMENTAL
                               TO NON-FUNDAMENTAL

         Every registered investment company is required to state its investment objective, i.e., the goal of its investment program, in its prospectus. There is no requirement that a fund's investment objective be fundamental, but most funds, including the Acquired Fund, have stated that their investment objectives are fundamental. The Board of Directors of the Acquired Fund has approved a proposal to make the Acquired Fund's investment objective non-fundamental.

         If approved by shareholders, this change would mean that the Board would be able to change a Fund's investment objective in the future without further approval by shareholders. This change would enhance a Fund's flexibility by allowing a Board to more easily alter the Fund's investment objective when the Board believes it is in the best interests of shareholders or when necessary to comply with possible future regulatory changes. Fund shareholders would receive prior notice of any change to a Fund's investment objective. The Boards have no current intention of changing any Fund's investment objective.

         To be approved for a Fund, this Proposal must receive the vote of a "majority of the outstanding voting securities" of the Fund entitled to vote on the proposal, as defined in the 1940 Act, which means the vote of 67% or more of the voting securities entitled to vote on the proposal that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or the vote of more than 50% of the outstanding voting securities of the Fund entitled to vote on the proposal, whichever is less. If this Proposal is not approved for a Fund, then that Fund's investment objective will remain fundamental. The Board of the Fund would consider any other appropriate action, including resoliciting shareholder approval of the change.

                   THE BOARD OF DIRECTORS OF THE ACQUIRED FUND
             UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" PROPOSAL 4.

           INFORMATION ON THE ACQUIRED FUND'S INDEPENDENT ACCOUNTANTS

         The Board of the Acquired Fund has selected PricewaterhouseCoopers LLP ("PwC") as the independent accountants for the current fiscal year. PwC has been the independent accountants of the Acquired Fund since its inception. PwC has informed the Audit Committee for the Acquired Fund that it has no material direct or indirect financial interest in the Acquired Fund. In the opinion of the Audit Committee, the services provided by PwC are compatible with maintaining its independence.

         Representatives of PwC are not expected to be present at the Special Meeting but have been given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence.

         Ernst & Young LLP ("Ernst & Young") served as independent accountants for the Acquiring Fund until September 2001. Ernst & Young resigned as independent accountants effective as of September 2001. Ernst & Young's reports on the financial statements for the years immediately preceding their resignation contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years immediately preceding Ernst & Young's resignation, there were no disagreements with such accountants on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.


Audit Fees


         The aggregate fees billed by PwC for professional services rendered for the audit of the Acquired Fund's annual financial statements for the most recent fiscal year and the review of the financial statements included in the Acquired Fund's most recent annual reports to shareholders were $22,000. This fee relates to one fund in the Credit Suisse family of funds consisting of approximately 50 Funds. Total 2002 audit fees for all funds in the Credit Suisse family of funds were approximately $892,000.


Financial Information Systems Design and Implementation Fees


         PwC billed no fees during the Acquired Fund's most recent fiscal year for professional services rendered to the Acquired Fund in connection with financial information systems design and implementation services.

         For financial information systems design and implementation services provided to CSAM and all entities controlling, controlled by or under common control with CSAM that provide services to the Acquired Fund, PwC billed $5,100,000 during 2002. These fees represent fees paid by Credit Suisse First Boston (CSFB) to PwC Consulting in connection with the worldwide implementation of PeopleSoft, a human resources and accounting system. Effective September 30, 2002, PwC sold PwC consulting to IBM Corporation and effective as of this date PwC and PwC Consulting became two separate entities.


All Other Fees


         For other services provided to the Acquired Fund, PwC billed $5,000 in fees for the Acquired Fund's most recent fiscal year ending October 31, 2002. These fees are comprised of: (1) tax services of $2,500 in connection with the review of the Acquired Fundannual excise tax calculation and review and signing of the Acquired Fund's applicable tax return and (2) $2,500 in connection with agreed-upon procedures related to the Acquired Fund's change in fund accounting service provider.

         For other services provided to CSAM and all other entities controlling, controlled by, or under common control with CSAM that provide services to the Acquired Fund, PwC billed $2,172,000 in fees for the Acquired Fund's most recent fiscal year. These fees are comprised of: (1) $762,000 in connection with agreed-upon procedures relating to property financing transactions and pooled securitization transactions, (2) $764,000 in connection with expatriate tax consulting services, (3) $396,000 in connection with other tax related services and (4) $250,000 in connection with financial statement audits.


                             ADDITIONAL INFORMATION

         The Acquiring Fund and the Acquired Fund are each subject to the informational requirements of the 1934 Act and the 1940 Act and in accordance therewith file reports and other information including proxy material, reports and charter documents, with the SEC. These materials can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W, Washington, D.C. 20549 and at the New York Regional Office of the SEC at 233 Broadway, New York, New York. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates. The Prospectuses and the Statement of Additional Information for the Acquiring Fund, along with related information, may be found on the SEC website as well (http://www.sec.gov).

                               VOTING INFORMATION


         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of the Acquired Fund to be used at the Special Meeting of Shareholders of the Acquired Fund to be held at 1:00 p.m. on April 11, 2003, at the offices of the Acquired Fund, 466 Lexington Avenue, 16th Floor, New York, New York 10017-3140 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Special Meeting and proxy card(s), is first being mailed to shareholders of the Acquired Fund on or about February 21, 2003. Only shareholders of record as of the close of business on February 7, 2003 (the "Record Date") will be entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. As of the February 7, 2003, the Acquired Fund had the following shares outstanding:
15,625,545.827 Common Class shares, 2,206,403.040 Advisor Class shares, 35,577.397 Class A shares, 8,610.315 Class B shares and 13,524.638 Class C shares. The holders of one-third of the outstanding shares of the Acquired Fund at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Special Meeting. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. Abstentions and broker non-votes will have the effect of a "no" vote for Proposal 3, which requires the approval of a specified percentage of the outstanding shares of the Acquired Fund, if such vote is determined on the basis of obtaining the affirmative vote of more than 50% of the outstanding shares of the Acquired Fund. Abstentions and broker non-votes will not constitute "yes" or "no" votes, and will be disregarded in determining the voting securities "present" if such vote is determined on the basis of the affirmative vote of 67% of the voting securities of the Portfolio present at the Special Meeting with respect to Proposal 3. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on the vote for Proposals 1, 2 and 4 which require the approval of a (i) for Proposal 2, plurality of the shares of the Acquired Fund, and (ii) for Proposals 1 and 4, a majority of the shares of the Acquired Fund, voting at the Special Meeting.


         Executed, but unmarked proxies (i.e., executed proxies in which there is no indication of the shareholder's voting instructions) will be voted FOR approval of all of the Proposals and FOR approval of any other matters deemed appropriate. A proxy may be revoked at any time on or before the Special Meeting by the subsequent execution and submission of a revised proxy, by written notice to Hal Liebes, Secretary of the Acquired Fund, 466 Lexington Avenue, New York, New York 10017-3140 or by voting in person at the Special Meeting.


         CSAM has retained Georgeson Shareholder Communications, Inc. to solicit proxies, at an estimated fee of $75,000. Proxy solicitations will be made primarily by mail, but proxy solicitations also may be made by telephone, facsimile or personal interviews conducted by officers and employees of CSAM and its affiliates. The expenses of the Acquisition, which are currently estimated to be $350,000, including the costs of the proxy solicitations relating to Proposal 1 and the preparation of enclosures to the Prospectus/Proxy Statement relating to Proposal 1, reimbursement of expenses of forwarding solicitation material to beneficial owners of shares of the Acquired Fund and expenses incurred in connection with the preparation of this Prospectus/Proxy Statement relating to Proposal 1, will be borne by CSAM or its affiliates (excluding extraordinary expenses not normally associated with transactions of this type). Costs of preparing, printing and mailing the enclosed proxy, accompanying notice and all other costs in connection with the solicitation of proxies for Proposals 2, 3 and 4 will be paid by the Acquired Fund. It is anticipated that banks, brokerage houses and other institutions, nominees and fiduciaries will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. Upon request, banks, brokerage houses and other institutions, nominees and fiduciaries may be reimbursed for their expenses in forwarding proxy materials to beneficial owners.


         In the event that a quorum necessary to vote on any of the Proposals at the Special Meeting is not present or sufficient votes to approve any proposal are not received prior to 1:00 p.m. on April 11, 2003, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies to receive the vote necessary for its passage or to obtain a quorum. If there is represented a sufficient number of votes in favor of one or more Proposals, an act taken at the Special Meeting will be effective irrespective of any adjournments with respect to any other Proposal. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares of the Acquired Fund present in person or by proxy and entitled to vote at the Special Meeting. The persons named as proxies will vote upon a decision to adjourn the Special Meeting after consideration of the best interests of all shareholders of the Acquired Fund.

         As of December 31, 2002, CSAM (or its affiliates) possessed or shared voting power or investment power as a fiduciary on behalf of its customers, with respect to the Acquired Fund as set forth above under "Proposal -- Information About the Acquisition -- Share Ownership of the Fund." CSAM and its affiliates have advised the Acquired Fund that they intend to vote the shares over which they have voting power at the Special Meeting, including shares that are held directly or on behalf of employees, in the manner instructed by the customers or employees for which such shares are held.

                                 OTHER BUSINESS

         The Board of Directors of the Acquired Fund knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed Proxy Card.

         The approval of shareholders of the Acquiring Fund is not required in order to affect the Acquisition and, accordingly, the votes of the shareholders of the Acquiring Fund are not being solicited by this Prospectus/Proxy Statement.

                        FINANCIAL STATEMENTS AND EXPERTS

         The audited statement of assets and liabilities of each Fund as of October 31, 2002, including their respective schedules of portfolio investments, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years (or such shorter period as the relevant Fund's share class has been in existence) in the period then ended, have been incorporated by reference into this Prospectus/Proxy Statement in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants to each of the Funds, given on the authority of such firms as experts in accounting and auditing.

                              ADDITIONAL MATERIALS


         The following additional materials, which have been incorporated by reference into the Statement of Additional Information, dated March 11, 2003, relating to this Prospectus/Proxy Statement and the Acquisition, will be sent to all shareholders of the Acquired Fund requesting a copy of such Statement of Additional Information.

         1. The current Statement of Additional Information for the Acquiring Fund, dated February 28, 2003, as supplemented as of the date hereof.

         2. The current Statement of Additional Information for the Acquired Fund, dated February 28, 2003, as supplemented as of the date hereof.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of beneficial interest of the Acquiring Fund will be passed upon by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, counsel to the Acquiring Fund. In rendering such opinion, Willkie Farr & Gallagher may rely on an opinion of Sullivan & Worcester LLP as to certain matters under Massachusetts law.

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


                 EXHIBIT A: AGREEMENT AND PLAN OF REORGANIZATION



                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of March, 2003, between and among Credit Suisse Capital Funds, a Massachusetts business trust (the "Trust"), for and on behalf of its series, Credit Suisse Large Cap Value Fund (the "Acquiring Fund"), and Credit Suisse Strategic Value Fund, Inc., a Maryland corporation (the "Acquired Fund"), and, solely for purposes of Sections 4.3, 5.9 and 9.2 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware ("CSAM").


         This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Acquired Fund (collectively, the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for shares of beneficial interest of the applicable class or classes (collectively, the "Shares") of the Acquiring Fund, and the assumption by the Acquiring Fund of liabilities of the Acquired Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Fund ("Acquiring Fund Shares") to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         As the Acquiring Fund is a series of the Trust, all parties to this Agreement acknowledge and accept that the Acquiring Fund does not have a Board of Trustees or officers separate from the other series of the Trust. Accordingly, all representations, warranties, covenants and/or other obligations of any kind made by the Acquiring Fund in this Agreement are expressly understood by all parties to this Agreement as being made by the Trustees or officers of the Trust, as applicable, in their respective capacities as Trustees or officers (and not in their individual capacities) for, and on behalf of, the Acquiring Fund.

         WHEREAS, the Board of Directors of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

         WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

         1. Transfer of Assets of the Acquired Fund in Exchange for Acquiring Fund Shares and Assumption of the Acquired Fund's Liabilities and Liquidation of the Acquired Fund.

         1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of each class of the Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class of the Acquired Fund determined by dividing the value of the Acquired Fund's net assets attributable to each such class of shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the applicable class; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing date provided in paragraph 3.1 (the "Closing Date").

         (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Acquired Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objective, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3. The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on unaudited statements of assets and liabilities of the Acquired Fund and the Acquiring Fund prepared by State Street Bank and Trust Company ("State Street"), the accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.7 hereof.

         1.4. As soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund's shareholders representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2.2. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectuses and statement of additional information.

         1.6. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

         2.     Valuation

         2.1. The value of the Acquired Fund's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The

New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquired Fund's then current prospectuses or statement of additional information.

         2.2. The number of Class A, Class B, Class C, Class A and Advisor Class Shares of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for Class A, Class B, Class C, Common Class and Advisor Class shares, respectively, of the Acquired Fund shall be determined by dividing the value of the net assets of the Acquired Fund attributable to its respective Class A, Class B, Class C, Common Class and Advisor Class shares determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Class A, Class B, Class C, Class A or Advisor Class shares, respectively, of the Acquiring Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectuses or statement of additional information.

         2.3. All computations of value with respect to the Acquiring Fund and the Acquired Fund shall be made by State Street in accordance with its regular practice as pricing agent for the Acquiring Fund.

         3.     Closing and Closing Date

         3.1. The Closing Date for the Reorganization shall be April 17, 2003, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held as of 10:00 a.m., at the offices of Willkie Farr & Gallagher or at such other time and/or place as the parties may agree.

         3.2. State Street Bank and Trust Company, the custodian for the Acquiring Fund (the "Custodian"), shall deliver as soon as practicable after the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

         3.3. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the applicable Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4. The Acquired Fund shall deliver at the Closing a list of the names and addresses of the Acquired Fund's shareholders and the number and class of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide evidence that such information has been provided to the Acquiring Fund's transfer agent. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the relevant other parties such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         4.     Representations and Warranties

         4.1. The Acquired Fund represents and warrants to the Acquiring Fund as follows:

         (a) The Acquired Fund is a duly organized, validly existing corporation in good standing under the laws of the State of Maryland;

         (b) The Acquired Fund is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

         (c) The Acquired Fund is not, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result, in a violation of its Articles of Incorporation or ByLaws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its property is bound or affected;

         (d) There are no contracts or other commitments (other than this Agreement) of the Acquired Fund which will be terminated with liability to the Acquired Fund prior to the Closing Date;

         (e) Except as previously disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as previously disclosed in writing to and accepted by the Acquiring Fund, the Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Acquired Fund or its ability to consummate the transactions herein contemplated;

         (f) The Statements of Assets and Liabilities, including the Investment Portfolio, Statement of Operations, and Changes in Net Assets, and the Financial Highlights of the Acquired Fund at October 31, 2002 and for the period from October 31, 2001 to October 31, 2002 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein;


         (g) Since October 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Fund liabilities, or the redemption of the Acquired Fund shares by Fund shareholders shall not constitute a material adverse change;

         (h) At the date hereof and the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquired Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company; all of the Acquired Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable federal and state securities laws;

         (j) All issued and outstanding shares of each class of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund's shares, nor is there outstanding any security convertible into any of the Acquired Fund's shares;

         (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring

Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

         (l) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquired Fund's Board of Directors, and subject to the approval of the Acquired Fund's shareholders, this Agreement will constitute a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

         (n) The current prospectuses and statements of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

         (o) Insofar as the following relate to the Acquired Fund, the registration statement filed by the Acquiring Fund on Form N-14 relating to Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Acquired Fund (the "Proxy Statement") and the prospectuses of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

         4.2. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

         (a) The Acquiring Fund is a duly established series of the Trust; the Trust is a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts;

         (b) The Trust is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

         (c) The current prospectuses and statements of additional information filed as part of the Acquiring Fund registration statement on Form N-1A (the "Acquiring Fund Registration Statement") conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission under those Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

         (e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of its Amended and Restated Agreement and Declaration of Trust or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its property is bound;

         (f) Except as previously disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

         (g) Since October 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Acquiring Fund Shareholders shall not constitute a material adverse change;

         (h) At the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

         (i) For each taxable year of its operation (including the taxable year which includes the Closing Date), the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code;

         (j) At the date hereof, all issued and outstanding Acquiring Fund Shares of each class are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and, except as set forth in the Trust's Amended and Restated Agreement and Declaration of Trust, non-assessable, by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

         (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquiring Fund's Board of Trustees, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund's shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and, except as set forth in the Trust's Amended and Restated Agreement and Declaration of Trust, non-assessable, by the Acquiring Fund;

         (m) Insofar as the following relate to the Acquiring Fund, the N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

         (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

         4.3. CSAM represents and warrants to the Acquiring Fund as follows: To the knowledge of CSAM (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by the Management Committee of CSAM and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings, against the Acquired Fund that would materially adversely affect the Acquired Fund or its assets or business other than those disclosed in writing to and accepted by the Acquiring Fund.

         5.     Covenants of the Acquired Fund and the Acquiring Fund

         5.1. The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

         5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

         5.3. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's Shares.

         5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.


         5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(o), all to be included in the N-14 Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.


         5.7. The Acquiring Fund agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Director or Officer ("Indemnified Person") of the Acquired Fund, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Director or officer of the Acquired Fund with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.7 shall not protect any such Indemnified Person against any liability to the Acquired Fund, the Acquiring Fund or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Fund for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to the Acquiring Fund a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Acquiring Fund under this paragraph has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Fund for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party trustees of the Acquiring Fund (collectively, the "Disinterested Trustees"), or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Fund at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

         5.8. The Acquiring Fund agrees to take no action that would adversely affect the qualification of the Reorganization as a reorganization under Section 368(a) of the Code. In this regard, the Acquiring Fund covenants that, following the Reorganization, it (a) will (i) continue the historic business of the Acquired Fund or (ii) use a significant portion of the Acquired Fund's historic business assets, and (b) will not sell or otherwise dispose of any of the assets of the Acquired Fund, except for dispositions in the ordinary course of business or transfers to a corporation (or other entity classified for federal income tax purposes as an association taxable as a corporation) that is "controlled" by the Acquiring Fund within the meaning of Section 368(c) of the Code.

         5.9. CSAM agrees that the Trust will succeed to all rights that the Acquired Fund has, or would have but for the Reorganization, against CSAM or its affiliates by reason of any act or failure to act by CSAM or any of its affiliates prior to the Closing Date.

         6.     Conditions Precedent to Obligations of the Acquired Fund

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

         6.2. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request; and

         6.3. The Acquired Fund shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

         That (a) the Trust is a validly existing business trust under the laws of The Commonwealth of Massachusetts, and has the trust power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Trust and the Acquiring Fund is a duly established series of the Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties hereto, is a valid and binding obligation of the Trust enforceable against the Acquiring Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and, except as set forth in the Trust's Amended and Restated Agreement and Declaration of Trust, non-assessable and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Trust's Amended and Restated Agreement and Declaration of Trust or By-Laws, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Trust is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment or decree to which the Trust is a party or by which it or its property is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for the consummation by the Trust of the actions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (f) only insofar as they relate to the Acquiring Fund, the descriptions in the Proxy Statement of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (g) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which are required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described and filed as required or which materially and adversely affect the Acquiring Fund's business; (h) the Trust is registered as an investment company under the 1940 Act and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (i) the Proxy Statement, as of its date, appeared on its face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement.

         With respect to all matters of Massachusetts law, such counsel shall be entitled to state that, with the approval of the Acquired Fund, they have relied upon the opinion of Sullivan & Worcester LLP and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Sullivan & Worcester LLP. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Fund may reasonably request.

         In this paragraph 6.3, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         6.4 The Board of Trustees of the Acquiring Fund, including a majority of the trustees who are not "interested persons" of the Acquiring Fund (as defined in the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquiring Fund and that the interests of the shareholders in the Acquiring Fund would not be diluted as a result of such transactions, and the Acquiring Fund shall have delivered to the Acquired Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

         7.   Conditions Precedent to Obligations of the Acquiring Fund

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties by or on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

         7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

         7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request; and

         7.4. The Acquiring Fund shall have received on the Closing Date a favorable opinion of Willkie Farr & Gallagher, counsel to the Acquired Fund, in a form satisfactory to the Secretary of the Acquiring Fund, covering the following points:

         That (a) the Acquired Fund is a validly existing corporation and in good standing under the laws of the State of Maryland and has the statutory power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties hereto, is a valid and binding obligation of the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquired Fund's Articles of Incorporation or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquired Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquired Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given), as of its date, appeared on its face to be appropriately responsive in all material respects to the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement; (f) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquired Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described or filed as required or which materially and adversely affect the Acquired Fund's business; and (g) the Acquired Fund is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

         With respect to all matters of Maryland law, such counsel shall be entitled to state that, with the approval of the Acquiring Fund, they have relied upon the opinion of Venable, Baetjer and Howard, LLP and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Venable, Baetjer and Howard, LLP. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquiring Fund may reasonably request.

         In this paragraph 7.4, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         7.5. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Acquiring Fund, to the effect that:

         (a) they are independent public accountants with respect to the Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder; and

         (b) in their opinion, the financial statements and financial highlights of the Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

         7.6. The Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquired Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Acquired Fund, to the effect that:

         (a) they are independent public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable regulations thereunder; and

         (b) in their opinion, the financial statements and financial highlights of the Acquiring Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

         7.7. The Acquiring Fund and the Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to both Funds and dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to each Fund, to the effect that: on the basis of limited procedures agreed upon by the Acquiring Fund and the Acquired Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to each Fund appearing in the N-14 Registration Statement and the Proxy Statement has been obtained from the accounting records of each Fund or from schedules prepared by officers of each Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

         7.8. The Acquired Fund shall have delivered to the Acquiring Fund, pursuant to paragraph 4.1(f), copies of financial statements of the Acquired Fund as of and for the fiscal year ended October 31, 2002.

         7.9. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund and dated as of the Closing Date stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 7.6.

         7.10. The Board of Directors of the Acquired Fund, including a majority of the directors who are not "interested persons" of the Acquired Fund (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and that the interests of the shareholders in the Acquired Fund would not be diluted as a result of such transactions, and the Acquired Fund shall have delivered to the Acquiring Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

         8. Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquiring Fund, the Acquired Fund shall, and if any of such conditions do not exist on or before the Closing Date with respect to the Acquired Fund, the Acquiring Fund shall, at their respective option, not be required to consummate the transactions contemplated by this Agreement.

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of its Articles of Incorporation and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund.

         8.2. On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4. The N-14 Registration Statement and the Acquiring Fund Registration Statement shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5. The parties shall have received a favorable opinion of Willkie Farr & Gallagher, addressed to, and in form and substance satisfactory to, the Acquired Fund and the Acquiring Fund, substantially to the effect that for U.S. federal income tax purposes:

         (a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, and the distribution of such Acquiring Fund Shares to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (c) except for gain or loss regularly attributable to the termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (e) the aggregate tax basis of the Acquiring Fund Shares received by each of the Acquired Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Fund shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder (provided that such Acquired Fund Shares were held as capital assets on the date of the Reorganization); and (f) except for assets which may be revalued as a consequence of a termination of the Acquired Fund's taxable year, the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

         9.     Brokerage Fees and Expenses; Other Agreements

         9.1. The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

         9.2. CSAM or its affiliates agrees to bear the reasonable expenses incurred in connection with the transactions contemplated by this Agreement, whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, the N-14 Registration Statement and expenses of the shareholder meetings insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (ii) expenses associated with preparing and filing the N-14 Registration Statement covering the Acquiring Fund Shares to be issued in the Reorganization insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) postage; printing; accounting fees; and legal fees incurred by the Acquiring Fund and by the Acquired Fund in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and paragraph 5.2 hereof insofar as they relate to approval of this Agreement and the transactions contemplated thereby and (vi) any other reasonable Reorganization expenses.

         9.3. Any other provision of this Agreement to the contrary notwithstanding, any liability of either Fund under this Agreement, or in connection with the transactions contemplated herein with respect to such Fund, shall be discharged only out of the assets of such Fund.

         10.    Entire Agreement; Survival of Warranties

         10.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

         10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

         11.    Termination

         11.1. This Agreement may be terminated at any time at or prior to the Closing Date by: (1) mutual agreement of the Acquired Fund and the Acquiring Fund; (2) the Acquired Fund in the event the Acquiring Fund shall, or the Acquiring Fund, in the event the Acquired Fund shall, materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (3) the Acquired Fund or the Acquiring Fund in the event a condition herein expressed to be precedent to the obligations of the terminating party or parties has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

         11.2. In the event of any such termination, there shall be no liability for damages on the part of either the Acquiring Fund, the Trust or the Acquired Fund, or their respective Trustees, Directors or officers, to the other party or parties.

         12.    Amendments

         This Agreement may be amended, modified or supplemented in writing in such manner as may be mutually agreed upon by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

         13.    Notices

         13.1. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at:

         466 Lexington Avenue
         New York, NY 10017
         Attention: Hal Liebes, Esq.

     or to the Acquired Fund at:

         466 Lexington Avenue
         New York, NY 10017
         Attention: Hal Liebes, Esq.

         14. Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

         14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

         14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Except as provided in
Section 5.7, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5. Notice is hereby given that this Agreement is entered into on behalf of the Acquiring Fund by an officer of the Trust, and on behalf of the Acquired Fund by an officer of the Acquired Fund, in each case in such officer's capacity as an officer and not individually. It is understood and expressly stipulated that none of the Directors, Trustees, officers or shareholders of the Acquired Fund or the Trust are personally liable hereunder. All persons dealing with the Acquiring Trust should look solely to the property of the Acquiring Trust for the enforcement of any claims against the Acquiring Trust.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President, Vice President or Managing Director and attested to by its Vice President, Secretary or Assistant Secretary.

CREDIT SUISSE STRATEGIC VALUE FUND, INC.





By: /s/ Hal Liebes
Name: Hal Liebes
Title:  Vice President and Secretary

Attestation By:  /s/ Gregory N. Bressler
Name:  Gregory N. Bressler
Title:  Assistant Secretary

CREDIT SUISSE CAPITAL FUNDS
For and on Behalf of CREDIT SUISSE LARGE CAP VALUE FUND




By: /s/ Hal Liebes
Name: Hal Liebes
Title:  Vice President and Secretary

Attestation By:  /s/ Gregory N. Bressler
Name:  Gregory N. Bressler
Title:  Assistant Secretary

Solely with respect to paragraphs 4.3, 5.9 and 9.2 hereof:

CREDIT SUISSE ASSET MANAGEMENT, LLC




By: /s/ Hal Liebes
Name:    Hal Liebes
Title:   Managing Director

Attestation By: /s/ Gregory N. Bressler
Name:    Gregory N. Bressler
Title:   Director

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

CS-SVMRGR-0303

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of beneficial interest of the Acquiring Fund will be passed upon by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, counsel to the Acquiring Fund. In rendering such opinion, Willkie Farr & Gallagher may rely on an opinion of Sullivan & Worcester LLP as to certain matters under Massachusetts law.

                                 CREDIT SUISSE
                           STRATEGIC VALUE FUND, INC.
                    PROXY SOLICITED BY THE BOARD OF DIRECTORS

   SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 11, 2003 AT 1:00 P.M.

I hereby appoint Rocco Del Guercio and Gregory Bressler, and each of them, each with the full power of substitution, as proxies for the undersigned to vote the shares of Credit Suisse Strategic Value Fund, Inc. (the "Fund"), as to which I am entitled to vote, as shown on the reverse side, at a Special Meeting of the Shareholders of the Fund to be held on Friday, April 11, 2003, at 1:00 p.m., Eastern Time, at the offices of the Fund, 466 Lexington Avenue, New York, New York 10017, 16th Floor, and any adjournments thereof (the "Meeting"), as follows:

I hereby revoke any and all proxies with respect to such shares previously given by me. I acknowledge receipt of the Proxy Statement dated March 11, 2003.
THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED "FOR" THE PROPOSALS.

This instruction may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Secretary of the Fund or by voting in person at the Meeting.

--------------------------------------------------------------------------------
PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Please sign exactly as your name appears on the books of the Fund. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.
--------------------------------------------------------------------------------


HAS YOUR ADDRESS CHANGED?                   DO YOU HAVE ANY COMMENTS?
---------------------------------------     ------------------------------------

---------------------------------------     ------------------------------------

---------------------------------------     ------------------------------------

---------------------------------------     ------------------------------------

[X]  PLEASE MARK VOTES
     AS IN THIS EXAMPLE
-------------------------------------------------      THE BOARD OF DIRECTORS OF THE FUND UNANIMOUSLY RECOMMENDS A
    CREDIT SUISSE STRATEGIC VALUE FUND, INC.           VOTE FOR THE PROPOSALS
-------------------------------------------------           ---

              VOTE THIS CARD TODAY                                                                   For      Against    Abstain
        By mail; phone (1-800-714-3312);               1. To approve an agreement                    [ ]        [ ]         [ ]
             fax (212-269-2796); or                       and Plan of Reorganization (the
       ONLINE AT WWW.CREDITSUISSEFUNDS.COM                "Plan") providing that (i) Credit
           (CLICK ON THE PROXY BUTTON)                    Suisse Strategic value Fund,
                                                          Inc. (the "Acquired Fund"), would
                                                          transfer all of its assets in
                                                          exchange for shares of beneficial
                                                          interest of the Credit Suisse Large
                                                          Cap Value Fund (the "Acquiring Fund"),
                                                          a series of Credit Suisse Capital Funds,
                                                          Inc., and the assumption by the Acquiring
                                                          Fund of the Acquired Fund's liabilities,
                                                          (ii) such shares of beneficial interest
                                                          of the Acquiring Fund would be distributed
                                                          to shareholders of the Acquired Fund in
                                                          liquidation of the Acquired Fund, and
                                                          (iii) the Acquired Fund would subsequently
                                                          be dissolved.

                                                                                                   For All     Withheld   For all
                                                                                                  Nominees                Except
                                                                                                     [ ]        [ ]         [ ]
                                                       2.  To elect Directors of the Acquired Fund:

                                                       R.H.  Francis         J.W. Fritz     Joseph D. Gallagher    J.E. Garten

                                      B-1


                                                       ----------------------------------------------------
                                                       P.F. Krogh            J.S. Pasman        W.W. Priest
                                                       ----------------------------------------------------
                                                       S.N. Rappaport
                                                       ----------------------------------------------------

                                                       INSTRUCTION: To withhold authority to vote for any
                                                       individual nominee, mark the "For All Except" box and strike a line through the name(s) of the nominee(s).

                                                       3.  To modify and/or eliminate certain Acquired Fund
                                                       Investment Restrictions on:

CONTROL NUMBER:                                        Borrowing                                 Short Sales
                                                       Securities Lending                        Margin Transaction
                                                       Real Estate                               Pledging
                                                                                                 10% per Issuer Limit

                                                                                                     For      Against    Abstain
                                                                                                     [ ]        [ ]         [ ]



                                                       If you wish to vote against or abstain from
                                                       a particular item in Item 3 applicable to the
                                                       Acquired For All Except As Marked Fund, mark
                                                       this box and write the number of the item on
                                                       the line above and indicate a "Vote Against"
                                                       or an "Abstention".

                                                                                                     For      Against    Abstain
                                                                                                     [ ]        [ ]         [ ]
                                                       4.  To change the investment objective of the
                                                       Acquired Fund from fundamental to non-fundamental.


                                                       Mark box at right if an address change        [ ]
Please  be sure to sign  and  date  this               or comment has been noted on the reverse
Proxy.                                    Date         side of this card.
----------------------------------------- ------------

------------------------------------------------------
Shareholder sign here Co-owner sign here RECORD DATE SHARES:


                                     PART B
         INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                              466 Lexington Avenue
                          New York, New York 10017-3140
                                 (800) 927-2874

RELATING TO THE ACQUISITION BY THE CREDIT SUISSE CAPITAL FUNDS - LARGE CAP VALUE
                          FUND (THE "ACQUIRING FUND")

 OF THE ASSETS OF THE CREDIT SUISSE STRATEGIC VALUE, INC. (THE "ACQUIRED FUND").

                              Dated: March 11, 2003

         This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets of the Acquired Fund to the Acquiring Fund, in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Acquired Fund, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

         1. Statement of Additional Information for the Acquiring Fund, dated February 28, 2003.

         2. Statement of Additional Information for the Acquired Fund, dated February 28, 2003.

         3. Annual Report of the Acquiring Fund for the year ended October 31, 2002.

         4. Annual Report of the Acquired Fund for the year ended October 31, 2002.

         This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement, dated March 11, 2003, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

         The Annual Report of each of the Acquired Fund and the Acquiring Fund for the year ended October 31, 2002, including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual Reports (and any more recent semi-annual report) without charge, please call (800) 927-2874.

                         PRO FORMA FINANCIAL STATEMENTS

         The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities and Schedule of Investments as of October 31, 2002 and the unaudited pro forma condensed Statement of Operations for the fiscal year ended October 31, 2002 for each of the Acquiring Fund and the Acquired Fund, as adjusted, giving effect to the Acquisition.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002 (UNAUDITED)

                                          ACQUIRED FUND            ACQUIRING FUND
                                        CS STRATEGIC VALUE       CS LARGE CAP VALUE      ADJUSTMENTS            PRO FORMA
                                        ------------------       ------------------      -----------            ---------
                                      COST          VALUE        COST         VALUE                          COST           VALUE
                                      ----          -----        ----         -----                          ----           -----
ASSETS
 Investments at value             205,068,528    202,097,601  124,047,600  148,066,006                   329,116,128     350,163,607
 Cash                                      -             263        -               54                         -                 317
 Receivable for investment sold
   unsettled                               -       6,656,877        -           -                              -           6,656,877
 Receivable for Fund shares sold           -         133,176        -          145,205                         -             278,381
 Dividends and interests receivable        -         180,970        -          286,978                         -             467,948
 Prepaid expenses and other assets         -          33,766        -           16,011       (33,766)(a)       -              16,011
 Other Assets                              -           -            -            1,573                         -               1,573
                                                ------------               -----------                                   -----------
          Total Assets                           209,102,653               148,515,827                                   357,584,714
                                                ------------               -----------                                   -----------

LIABILITIES
 Payable for investments purchased                 7,124,611                    -                                          7,124,611
 unsettled
 Advisory fee payable                                124,801                    37,534                                       162,335
 Administration fee payable                           34,272                    25,991                                        60,263
 Distribution fee payable                             10,965                    49,586                                        60,551
 Payable for Fund shares redeemed                    399,623                    93,911                                       493,534
 Accrued expenses payable                            152,283                    98,486                                       250,769
                                                ------------               -----------                                   -----------
          Total liabilities                        7,846,555                   305,508                                     8,152,063
                                                ------------               -----------                                   -----------

NET ASSETS                                       201,256,098               148,210,319       (33,766)(a)                 349,432,651
                                                ============               ===========   ===========                     ===========

COMMON CLASS
 Net Assets                                      175,121,019                 3,060,715  (175,121,019)(a),(b)               3,060,715
 Shares outstanding                               16,586,562                   181,923   (16,586,562)(b)                     181,923
 Net assets value, offering price
 and redemption
 price per share                                       10.56                     16.82                                         16.82

ADVISOR CLASS
 Net Assets                                       25,500,591                    -             (4,278)(a),(b)              25,496,313
 Shares outstanding                                2,417,186                    -           (901,353)(b)                   1,515,833
 Net assets value, offering price
 and redemption
 price per share                                       10.55                                                                   16.82

CLASS A SHARES
 Net Assets                                          404,067               114,733,069   175,091,570(a),(b)              290,228,706
 Shares outstanding                                   38,298                 6,817,930    10,388,496                      17,244,724
 Net assets value and redemption
 price per share                                       10.55                     16.83                                         16.83
 Maximum offering price per share
 (net asset value plus maximum sales                   11.19                     17.86                                         17.86
 charge)

CLASS B SHARES
 Net Assets                                           88,367                28,312,471           (15)(a)                  28,400,823
 Shares outstanding                                    8,410                 1,699,492        (3,171)                      1,704,731
 Net assets value and offering price
 price per share                                       10.51                     16.66                                         16.66

CLASS C SHARES
 Net Assets                                          142,054                 2,104,064           (24)(a)                   2,246,094
 Shares outstanding                                   13,525                   126,880        (4,935)                        135,470
 Net assets value and offering price
 price per share                                       10.50                     16.58                                         16.58

                   See Pro Form notes to financial statements.

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------------------

CREDIT SUISSE STRATEGIC VALUE FUND (ACQUIRED FUND)

SECURITY NAME
                                                                            SHARES       MARKET VALUE
3M Co.                                                                         40,400     $ 5,128,376
Abbott Laboratories                                                            60,700       2,541,509
Abercrombie & Fitch Co.  Class A                                              124,500       2,218,590
Agilent Technologies, Inc.                                                    111,400       1,531,750
Alcoa, Inc.                                                                   183,200       4,041,392
Allied Capital Corporation Rights                                              56,900             589
American International Group, Inc.                                             44,235       2,766,899
American Standard Companies, Inc.                                             107,500       7,170,250
Anheuser-Busch Companies, Inc.                                                107,100       5,650,596
Bank of America Corp.                                                          29,300       2,045,140
BellSouth Corp.                                                                66,600       1,741,590
Best Buy Company, Inc.                                                         77,800       1,603,458
Burlington Northern Santa Fe Corp.                                             81,200       2,089,276
Cendant Corp.                                                                 270,100       3,106,150
Charter One Financial, Inc.                                                   118,230       3,580,005
Citigroup, Inc.                                                               130,700       4,829,365
Comcast Corp. Special Class A                                                 105,000       2,416,050
ConocoPhillips                                                                 89,050       4,318,925
Convergys Corp.                                                               109,500       1,629,360
CVS Corp.                                                                      76,800       2,129,664
Devon Energy Corp.                                                             81,600       4,120,800
Eaton Corp.                                                                    46,000       3,145,940
Equity Residential Properties, (Callable 11/27/02 @ $25.91)                   101,000       2,392,690
Exxon Mobil Corp.                                                             132,100       4,446,486
Fannie Mae                                                                     63,700       4,258,982
Federated Department Stores, Inc.                                             149,100       4,577,370
General Mills, Inc.                                                            64,300       2,656,876
H&R Block, Inc.                                                                73,800       3,275,244
Harsco Corp.                                                                   75,000       1,923,750
Hartford Financial Services Group, Inc.                                        48,800       1,927,600
Hewlett-Packard Co.                                                           169,120       2,672,096
Ingersoll-Rand Co.  Class A                                                   118,900       4,637,100
ITT Industries, Inc.                                                          128,600       8,356,428
Jefferson-Pilot Corp.                                                          55,500       2,228,325
Johnson Controls, Inc.                                                         46,000       3,588,000
Kimberly-Clark Corp.                                                           40,600       2,090,900
Knight-Ridder, Inc.                                                            60,500       3,640,890
Lear Corp.                                                                     85,900       3,139,645
Lehman Brothers Holdings, Inc.                                                 74,100       3,947,307
Lowe's Companies, Inc.                                                         63,600       2,654,028
McGraw-Hill Companies, Inc.                                                    34,700       2,238,150
Micron Technology, Inc.                                                       103,700       1,659,200
Navistar International Corp.                                                  100,000       2,242,000
Pepsi Bottling Group, Inc.                                                     78,800       2,123,660
PepsiCo, Inc.                                                                 125,220       5,522,202
Pfizer Inc.                                                                   131,100       4,165,047
Pitney Bowes, Inc.                                                             87,200       2,925,560

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------------------

CREDIT SUISSE STRATEGIC VALUE FUND (ACQUIRED FUND)

SECURITY NAME
                                                                            SHARES       MARKET VALUE
Pride International, Inc.                                                     213,600       2,964,768
Public Service Enterprise Group, Inc.                                          63,000       1,804,950
Rohm & Haas Co.                                                                93,900       3,124,053
Ross Stores, Inc.                                                              68,400       2,862,540
Royal Dutch Petroleum Co. NY Shares                                            74,900       3,204,222
St. Paul Companies, Inc.                                                       93,000       3,050,400
Tektronix, Inc.                                                               142,400       2,516,208
Tiffany & Co.                                                                  91,900       2,405,942
Tyco International, Ltd.                                                      119,800       1,732,308
United Parcel Service, Inc. Class B                                            30,000       1,800,300
United Technologies Corp.                                                      81,100       5,001,437
Viacom, Inc. Class B*                                                          54,300       2,422,323
Wells Fargo & Co.                                                              97,000       4,895,590
Wyeth                                                                          66,100       2,214,350

                                                                           PAR
State Street Bank & Trust Co. Euro Time Deposit, 1.750%, 11/01/02            $ 11,003      11,003,000
                                                                                        -------------
                                                                                         $202,097,601
                                                                                        =============

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2002 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                           SHARES       MARKET VALUE
CREDIT SUISSE LARGE CAP VALUE FUND (ACQUIRING FUND)

SECURITY NAME
3M Co.                                                                       15,200     $  1,929,488
American Express Co.                                                         90,300        3,284,211
American International Group, Inc.                                           56,814        3,553,716
Avery Dennison Corp.                                                         67,700        4,213,648
Avon Products, Inc.                                                          56,000        2,715,440
Bank of America Corp.                                                        26,937        1,880,203
Banknorth Group, Inc.                                                       157,600        3,651,592
Berkshire Hathaway, Inc. Class A                                                 55        4,080,450
Burlington Northern Santa Fe Corp.                                          128,300        3,301,159
Burlington Resources, Inc.                                                   60,500        2,492,600
Cardinal Health, Inc.                                                        56,500        3,910,365
Charter One Financial, Inc.                                                 105,000        3,179,400
ChevronTexaco Corp.                                                          39,780        2,690,321
Citigroup, Inc.                                                             131,333        4,852,754
Comcast Corp. Special Class A                                                97,200        2,236,572
ConocoPhillips                                                               79,000        3,831,500
Costco Wholesale Corp.                                                       56,000        1,900,080
Devon Energy Corp.                                                           59,500        3,004,750
Emerson Electric Co.                                                         50,800        2,447,544
Engelhard Corp.                                                             108,600        2,405,490
Exxon Mobil Corp.                                                            67,700        2,278,782
Federated Department Stores, Inc.                                            66,400        2,038,480
Freddie Mac                                                                  54,300        3,343,794
General Dynamics Corp.                                                       49,700        3,932,761
General Electric Co.                                                         87,000        2,196,750
General Mills, Inc.                                                          84,000        3,470,880
Hartford Financial Services Group, Inc.                                      62,900        2,484,550
Hewlett-Packard Co.                                                         105,000        1,659,000
Home Depot, Inc.                                                            101,900        2,942,872
Johnson & Johnson                                                            87,100        5,117,125
Kimberly-Clark Corp.                                                         94,200        4,851,300
Merck & Co., Inc.                                                            40,600        2,202,144
Microsoft Corp.                                                              70,100        3,748,247
Morgan Stanley                                                               43,100        1,677,452
National Fuel Gas Co.                                                       125,000        2,521,250
Pfizer Inc.                                                                   7,025          223,184
Pharmacia Corp.                                                              44,351        1,907,093
Philip Morris Companies, Inc.                                                68,700        2,799,525
Progress Energy, Inc.                                                        88,700        3,700,564
Rohm & Haas Co.                                                             102,400        3,406,848
Sysco Corp.                                                                 121,700        3,855,456
Tribune Co.                                                                  52,400        2,517,820
Tyco International, Ltd.                                                     74,000        1,070,040
Unisys Corp.                                                                161,200        1,407,276


SCHEDULE OF INVESTMENTS
OCTOBER 31, 2002 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                           SHARES       MARKET VALUE
CREDIT SUISSE LARGE CAP VALUE FUND (ACQUIRING FUND)

SECURITY NAME
United Technologies Corp.                                                    83,700        5,161,779
Washington Mutual, Inc.                                                     134,000        4,791,840
WGL Holdings, Inc.                                                          100,800        2,331,504

                                                                           PAR
Ginnie Mae Pool #002217X, 6.500%, 8/15/03                                        $0              407
State Street Bank & Trust Co. Euro Time Deposit, 1.750%, 11/01/02             8,866        8,866,000
                                                                                        ------------
                                                                                        $148,066,006
                                                                                       =============

COMBINED SCHEDULE OF INVESTMENTS
OCTOBER 31, 2002 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
PRO FORMA FUND

SECURITY NAME
                                                                         SHARES        MARKET VALUE
3M Co.                                                                     55,600       $ 7,057,864
Abbott Laboratories                                                        60,700         2,541,509
Abercrombie & Fitch Co.  Class A                                          124,500         2,218,590
Agilent Technologies, Inc.                                                111,400         1,531,750
Alcoa, Inc.                                                               183,200         4,041,392
Allied Capital Corporation Rights                                          56,900               589
American Express Co.                                                       90,300         3,284,211
American International Group, Inc.                                        101,049         6,320,615
American Standard Companies, Inc.                                         107,500         7,170,250
Anheuser-Busch Companies, Inc.                                            107,100         5,650,596
Avery Dennison Corp.                                                       67,700         4,213,648
Avon Products, Inc.                                                        56,000         2,715,440
Bank of America Corp.                                                      56,237         3,925,343
Banknorth Group, Inc.                                                     157,600         3,651,592
BellSouth Corp.                                                            66,600         1,741,590
Berkshire Hathaway, Inc. Class A                                               55         4,080,450
Best Buy Company, Inc.                                                     77,800         1,603,458
Burlington Northern Santa Fe Corp.                                        209,500         5,390,435
Burlington Resources, Inc.                                                 60,500         2,492,600
Cardinal Health, Inc.                                                      56,500         3,910,365
Cendant Corp.                                                             270,100         3,106,150
Charter One Financial, Inc.                                               223,230         6,759,405
ChevronTexaco Corp.                                                        39,780         2,690,321
Citigroup, Inc.                                                           262,033         9,682,119
Comcast Corp. Special Class A                                             202,200         4,652,622
ConocoPhillips                                                            168,050         8,150,425
Convergys Corp.                                                           109,500         1,629,360
Costco Wholesale Corp.                                                     56,000         1,900,080
CVS Corp.                                                                  76,800         2,129,664
Devon Energy Corp. Devon Energy Corp.                                     141,100         7,125,550
Eaton Corp.                                                                46,000         3,145,940
Emerson Electric Co.                                                       50,800         2,447,544
Engelhard Corp.                                                           108,600         2,405,490
Equity Residential Properties, (Callable 11/27/02 @ $25.91)               101,000         2,392,690
Exxon Mobil Corp. Exxon Mobil Corp.                                       199,800         6,725,268
Fannie Mae                                                                 63,700         4,258,982
Federated Department Stores, Inc.                                         215,500         6,615,850
Freddie Mac                                                                54,300         3,343,794
General Dynamics Corp.                                                     49,700         3,932,761
General Electric Co.                                                       87,000         2,196,750
General Mills, Inc. General Mills, Inc.                                   148,300         6,127,756
H&R Block, Inc.                                                            73,800         3,275,244
Harsco Corp.                                                               75,000         1,923,750
Hartford Financial Services Group, Inc.                                   111,700         4,412,150
Hewlett-Packard Co.                                                       274,120         4,331,096
Home Depot, Inc.                                                          101,900         2,942,872
Ingersoll-Rand Co.  Class A                                               118,900         4,637,100
ITT Industries, Inc.                                                      128,600         8,356,428


COMBINED SCHEDULE OF INVESTMENTS
OCTOBER 31, 2002 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
PRO FORMA FUND

SECURITY NAME
                                                                         SHARES        MARKET VALUE
Jefferson-Pilot Corp.                                                      55,500         2,228,325
Johnson & Johnson                                                          87,100         5,117,125
Johnson Controls, Inc.                                                     46,000         3,588,000
Kimberly-Clark Corp.                                                      134,800         6,942,200
Knight-Ridder, Inc.                                                        60,500         3,640,890
Lear Corp.                                                                 85,900         3,139,645
Lehman Brothers Holdings, Inc.                                             74,100         3,947,307
Lowe's Companies, Inc.                                                     63,600         2,654,028
McGraw-Hill Companies, Inc.                                                34,700         2,238,150
Merck & Co., Inc.                                                          40,600         2,202,144
Micron Technology, Inc.                                                   103,700         1,659,200
Microsoft Corp.                                                            70,100         3,748,247
Morgan Stanley                                                             43,100         1,677,452
National Fuel Gas Co.                                                     125,000         2,521,250
Navistar International Corp.                                              100,000         2,242,000
Pepsi Bottling Group, Inc.                                                 78,800         2,123,660
PepsiCo, Inc.                                                             125,220         5,522,202
Pfizer Inc.                                                               138,125         4,388,231
Pharmacia Corp.                                                            44,351         1,907,093
Philip Morris Companies, Inc.                                              68,700         2,799,525
Pitney Bowes, Inc.                                                         87,200         2,925,560
Pride International, Inc.                                                 213,600         2,964,768
Progress Energy, Inc.                                                      88,700         3,700,564
Public Service Enterprise Group, Inc.                                      63,000         1,804,950
Rohm & Haas Co.                                                           196,300         6,530,901
Ross Stores, Inc.                                                          68,400         2,862,540
Royal Dutch Petroleum Co. NY Shares                                        74,900         3,204,222
St. Paul Companies, Inc.                                                   93,000         3,050,400
Sysco Corp.                                                               121,700         3,855,456
Tektronix, Inc.                                                           142,400         2,516,208
Tiffany & Co.                                                              91,900         2,405,942
Tribune Co.                                                                52,400         2,517,820
Tyco International, Ltd.                                                  193,800         2,802,348
Unisys Corp.                                                              161,200         1,407,276
United Parcel Service, Inc. Class B                                        30,000         1,800,300
United Technologies Corp.                                                 164,800        10,163,216
Viacom, Inc. Class B*                                                      54,300         2,422,323
Washington Mutual, Inc.                                                   134,000         4,791,840
Wells Fargo & Co.                                                          97,000         4,895,590
WGL Holdings, Inc.                                                        100,800         2,331,504
Wyeth                                                                      66,100         2,214,350
                                                                         PAR
Ginnie Mae Pool #002217X, 6.500%, 8/15/03                                      $0               407
State Street Bank & Trust Co. Euro Time Deposit, 1.750%, 11/01/02          19,869        19,869,000


                                                                                     --------------
                                                                                       $350,163,607
                                                                                     ==============

COMBINED STATEMENT OF OPERATIONS
OCTOBER 31, 2002 (UNAUDITED)
                                                      ACQUIRED FUND    ACQUIRING FUND
                                                      CS STRATEGIC      CS LARGE CAP      ADJUSTMENTS             PRO FORMA
                                                          VALUE            VALUE
                                                    ---------------   ----------------   --------------         -------------
INVESTMENT INCOME
 Dividends                                          $     3,945,521   $      3,506,534             -            $   7,452,055
 Interest                                                   101,191            101,632             -                  202,823
 Foreign tax withheld                                       (13,049)               -               -                  (13,049)
                                                    ---------------   ----------------   --------------         -------------
   Total Investment Income                                4,033,663          3,608,166             -            $   7,641,829
                                                    ---------------   ----------------   --------------         -------------
EXPENSES
 Investment advisory services                             1,862,407          1,126,184         (620,686) (c)        2,367,905
 Distribution fees - Class A                                    293            332,952          533,323  (d)          866,568
 Distribution fees - Class B                                    339            333,191               33  (e)          333,563
 Distribution fees - Class C                                  1,222             20,948              105  (e)           22,275
 Distribution fees - Common Class                              -                 7,388             -                    7,388
 Distribution fees - Advisor Class                          173,655               -                -                  173,655
 Transfer agent                                             531,124            228,797         (162,584) (f)          597,337
 Custodian                                                   22,540             17,760            1,572  (g)           41,872
 Administration and accounting fees                         426,285            316,764          (67,124) (h)          675,925
 Registration fees                                           93,906             79,854          (93,906) (i)           79,854
 Interest                                                     5,989              5,669           (5,989) (i)            5,669
 Legal                                                       42,341             55,498          (42,341) (i)           55,498
 Directors'/Trustees' fees                                   15,241              5,558          (15,241) (i)            5,558
 Audit                                                       27,475             26,564            4,301  (i)           58,340
 Printing                                                    98,514             88,911          (98,514) (i)           88,911
 Insurance expense                                            9,796             14,032           (9,796) (i)           14,032
 Miscellaneous                                               11,685              8,343          (11,685) (i)            8,343
                                                    ---------------   ----------------   --------------         -------------
                                                          3,322,812          2,668,413         (588,532)            5,402,693

 Less: Expenses waived and reimbursed by CSAM                 -               (509,588)         509,588  (j)             -
                                                    ---------------   ----------------   --------------         -------------

   Net Expenses                                           3,322,812          2,158,825          (78,944)            5,402,693
                                                    ---------------   ----------------   --------------         -------------

Net Investment Income                                       710,851          1,449,341           78,944             2,239,136
                                                    ---------------   ----------------   --------------         -------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM
INVESTMENTS:
 Net Investment gain/(loss) from investments             (1,192,972)         3,173,446            -                 1,980,474

 Net change in unrealized appreciation/
 (depreciation) from investments                        (30,902,727)       (13,538,321)           -               (44,441,048)
                                                    ---------------   ----------------   --------------         -------------

 Net realized and unrealized loss from investments      (32,095,699)       (10,364,875)           -               (42,460,574)
                                                    ---------------   ----------------   --------------         -------------
 Net increase/(decrease) in net assets resulting    $   (31,384,848)  $     (8,915,534)  $       78,944         $ (40,221,438)
                                                    ===============   ================   ==============         =============


                  See Pro Forma notes to financial statements.


CREDIT SUISSE STRATEGIC VALUE FUND
CREDIT SUISSE LARGE CAP VALUE FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS
OCTOBER 31, 2002 (UNAUDITED)

1.       BASIS OF COMBINATION

         The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of the Credit Suisse Strategic Value Fund ("CS Strategic Value") into the Credit Suisse Large Cap Value Fund ("CS Large Cap Value"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger provides for the transfer of all or substantially all of the assets of CS Strategic Value to CS Large Cap Value and the subsequent liquidation of CS Strategic Value. The accounting survivor in the proposed merger will be CS Large Cap Value. This is because although CS Strategic Value has the same investment objective as CS Large Cap Value, the surviving fund will invest in a style that is similar to the way in which CS Large Cap Value is currently operated.

         The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14.

         CS Strategic Value and CS Large Cap Value are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

PRO FORMA ADJUSTMENTS:

         The Pro Forma adjustments below reflect the impact of the merger between CS Strategic Value and CS Large Cap Value.

         (a)      Elimination of Prepaid expenses from CS Strategic Value

         (b) Redemption of Class A and Common Class Shares from CS Strategic Value and purchase of Class A Shares in Acquiring Fund

         (c) To decrease Investment Advisory Services Fee to reflect the CS Large Cap Value fee schedule.

         (d) To increase 12B-1 fees in Class A shares due to additional assets.

         (e)      To adjust 12B-1 fees for Class B and C Shares.

         (f) Adjustment based on the contractual agreement with the transfer agent for the combined fund.

         (g) Adjustment based on the contractual agreements with the custodian for the combined fund.

         (h) Adjustment to decrease co-administration fee based on combined assets.

         (i) Assumes elimination of duplicate charges in combination, and reflects management's estimates of combined pro-forma operations.

         (j)      Adjustment to decrease CSAM waiver

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Following is a summary of significant accounting policies, which are consistently followed by CS Strategic Value / CS Large Cap Value in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

         SECURITY VALUATION - The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximate market value, unless the Board determines that using this method would not reflect an investment's value.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

         FEDERAL INCOME TAXES - CS Strategic Value / CS Large Cap Value intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

         DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are declared and paid at least annually.

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 28, 2003
--------------------------------------------------------------------------------

                     Class A, B, C and Common Shares of the

                       CREDIT SUISSE SMALL CAP VALUE FUND

                     Class A, B, C and Advisor Shares of the

                       CREDIT SUISSE LARGE CAP VALUE FUND

                         Class A, B and C Shares of the

                        CREDIT SUISSE TAX EFFICIENT FUND
                        CREDIT SUISSE INTERNATIONAL FUND

          This combined STATEMENT OF ADDITIONAL INFORMATION provides information about the Credit Suisse Tax Efficient Fund (the "Tax Efficient Fund"), the Credit Suisse Large Cap Value Fund (the "Large Cap Value Fund"), the Credit Suisse Small Cap Value Fund (the "Small Cap Value Fund") and the Credit Suisse International Fund (the "International Fund") (each a "Fund," and together, the "Funds") that supplements information contained in (i) the PROSPECTUS for the Common Shares of the Small Cap Value Fund, dated February 28, 2003; (ii) the PROSPECTUS for the Advisor Shares of the Large Cap Value Fund; and (iii) the PROSPECTUS for the the Class A, Class B and Class C shares of the Small Cap Value Fund, Tax Efficient Fund, Large Cap Value Fund and International Fund, dated February 28, 2003, each as amended or supplemented from time to time (together the "PROSPECTUSES"), and is incorporated by reference in its entirety into those PROSPECTUSES.

          Each Fund's audited ANNUAL REPORT, dated October 31, 2002, for the classes of shares it makes available, which either accompanies this STATEMENT OF ADDITIONAL INFORMATION or has previously been provided to the investor to whom this STATEMENT OF ADDITIONAL INFORMATION is being sent, as relevant to the particular investor, is incorporated herein by reference.

          This STATEMENT OF ADDITIONAL INFORMATION is not itself a prospectus. Copies of the PROSPECTUSES, ANNUAL REPORTS and information regarding each Fund's current performance may be obtained by writing or telephoning:

  CLASS A, CLASS B, CLASS C AND COMMON SHARES             ADVISOR SHARES
  -------------------------------------------             --------------

              Credit Suisse Funds                      Credit Suisse Funds
                P.O. Box 55030                            P.O. Box 55030
             Boston, MA 02205-5030                    Boston, MA 02205-5030
                (800) 927-2874                     Attn: Institutional Services
                                                          (800) 222-8977

                               TABLE OF CONTENTS

                                                                                                     PAGE
INVESTMENT OBJECTIVES AND POLICIES                                                                     1
         Options Generally                                                                             2

                  OPTIONS ON SECURITIES AND SECURITIES INDICES AND CURRENCY TRANSACTIONS               2
                  SECURITIES OPTIONS                                                                   2
                  SECURITIES INDEX OPTIONS                                                             5
                  OTC OPTIONS                                                                          5

         Currency Exchange Transactions                                                                6

                  FORWARD CURRENCY CONTRACTS                                                           6
                  CURRENCY OPTIONS                                                                     7
                  CURRENCY HEDGING                                                                     7

         Futures Activities                                                                            8

                  FUTURES CONTRACTS                                                                    9
                  OPTIONS ON FUTURES CONTRACTS                                                        10

         Hedging Generally                                                                            10

                  ASSET COVERAGE FOR FORWARD CONTRACTS, OPTIONS, FUTURES AND OPTIONS ON FUTURES       11

         Foreign Investments                                                                          12

                  FOREIGN CURRENCY EXCHANGE                                                           12
                  INFORMATION                                                                         13
                  POLITICAL INSTABILITY                                                               13
                  FOREIGN MARKETS                                                                     13
                  INCREASED EXPENSES                                                                  13
                  PRIVATIZATIONS                                                                      14
                  FOREIGN DEBT SECURITIES                                                             14
                  SOVEREIGN DEBT                                                                      14
                  BRADY BONDS                                                                         15
                  DEPOSITARY RECEIPTS                                                                 16

          U.S. Government Securities                                                                  17
          Money Market Obligations                                                                    17
          Repurchase Agreements                                                                       18
          Debt Securities                                                                             18
          Convertible Securities                                                                      19
          Temporary Defensive Strategies                                                              19
          Securities of Other Investment Companies                                                    19
          Lending of Portfolio Securities                                                             20
          When-Issued Securities, Delayed-Delivery Transactions and Forward Commitments               20

                                                                                                     PAGE
          Short Sales                                                                                 21
          Short Sales "Against the Box"                                                               22
          Reverse Repurchase Agreements                                                               23
          Warrants                                                                                    23
          Non-Publicly Traded and Illiquid Securities                                                 24
                  RULE 144A SECURITIES                                                                25

         Interest Only and Principal Only Instruments                                                 25
         Borrowing                                                                                    25
         Small Capitalization and Emerging Growth Companies; Unseasoned Issuers                       26
         "Special Situation" Companies                                                                26
INVESTMENT RESTRICTIONS                                                                               26
         Tax Efficient Fund, Small Cap Value Fund, Large Cap Value Fund                               27
         International Fund                                                                           29
PORTFOLIO VALUATION                                                                                   30
PORTFOLIO TRANSACTIONS                                                                                31
PORTFOLIO TURNOVER                                                                                    35
MANAGEMENT OF THE FUNDS                                                                               36
         Officers and Boards of Trustees                                                              36
         Ownership in Securities of the Funds and Fund Complex                                        46
         Committees and Meetings of Trustees                                                          48
         Trustees' Total Compensation for Fiscal Year Ended October 31, 2002                          49
         Advisory Agreements                                                                          49
         Advisory Fees Paid to CSAM                                                                   51
         Sub-Advisory Agreements                                                                      52
         Board Approval of Advisory Agreements                                                        54
         Administration Agreements                                                                    55
         Code of Ethics                                                                               58
         Custodian and Transfer Agent                                                                 58
         Distribution and Shareholder Servicing                                                       59
                  Common Shares                                                                       59
                  Advisor Shares                                                                      59
                  Class A, Class B and Class C Shares                                                 60
                  International Fund -- Class A, Class B and Class C Shares                           62
         Organization of the Funds                                                                    66
         Tax Efficient Fund, Large Cap Value Fund and Small Cap Value Fund                            66
         International Fund                                                                           67
         General                                                                                      68
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                                        69
                  Common Class Shares                                                                 69
                  Class A Shares, Class B Shares and Class C Shares                                   70
         Initial Sales Charges Waivers                                                                71
         Redemptions                                                                                  72
         General                                                                                      72
         Automatic Cash Withdrawal Plan                                                               72
         Special Provisions Applicable to Each Fund's Class B and
             Class C Shares Only.                                                                     73

                                                                                                     PAGE
         Contingent Deferred Sales Charge - General                                                   73
EXCHANGE PRIVILEGE                                                                                    74
ADDITIONAL INFORMATION CONCERNING TAXES                                                               75
         The Funds and Their Investments                                                              75
         Special Tax Considerations                                                                   77

                  STRADDLES                                                                           78
                  OPTIONS AND SECTION 1256 CONTRACTS                                                  78
                  FOREIGN CURRENCY TRANSACTIONS                                                       78
                  PASSIVE FOREIGN INVESTMENT COMPANIES                                                79
                  ASSET DIVERSIFICATION REQUIREMENT                                                   79
                  FOREIGN TAXES                                                                       80
                  FUND TAXES ON SWAPS                                                                 80
                  DIVIDENDS AND DISTRIBUTIONS                                                         80
                  SALES OF SHARES                                                                     81
                  BACKUP WITHHOLDING                                                                  81
                  NOTICES                                                                             82
                  OTHER TAXATION                                                                      82

DETERMINATION OF PERFORMANCE                                                                          82

          Average Annual Total Returns                                                                82
          Yield                                                                                       82
          After-Tax Return                                                                            86
INDEPENDENT ACCOUNTANTS AND COUNSEL                                                                   90
MISCELLANEOUS                                                                                         91
FINANCIAL STATEMENTS                                                                                  94
APPENDIX                                                                                              1

                       INVESTMENT OBJECTIVES AND POLICIES

          The following policies supplement the descriptions of each Fund's investment objective and policies in the PROSPECTUSES. There are no assurances that the Funds will achieve their investment objectives.

          The investment objective of the Tax Efficient Fund is long-term capital appreciation on an after tax basis.

          The investment objective of the Large Cap Value Fund is long-term capital appreciation and continuity of income.

          The investment objective of the Small Cap Value Fund is a high level of growth of capital.

          The investment objective of the International Fund is long-term growth of capital.

          The Tax Efficient Fund will invest under normal market conditions, at least 80% of net assets plus any borrowings for investment purposes in equity securities of U.S. "blue chip" companies. Blue chip companies are those companies which, at the time of purchase, are represented in the S&P 500 Index. The Tax Efficient Fund has an explicit investment strategy of seeking to reduce, though not eliminate, taxable distributions to shareholders. The practices used to achieve this strategy include offsetting gains realized in one security by selling another security at a capital loss, limiting sales of securities that result in capital gains and holding securities long enough to avoid higher short-term capital tax gains rates. However, gains may be realized when the Fund believes the risk of holding a security outweighs tax considerations.

          The Large Cap Value Fund will invest, under normal market conditions, at least 80% of net assets plus any borrowings for investment purposes in equity securities of U.S. companies with large market capitalizations. The Large Cap Value Fund considers a large company to be one whose market capitalization is equal to or greater than the smallest company in the Russell 1000 Index.

          The Small Cap Value Fund will invest, under normal market conditions, at least 80% of net assets plus any borrowings for investment purposes in equity securities of small U.S. companies that appear to be undervalued. "Small cap" companies, for the purposes of this Fund, are considered to be companies whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index.

          The International Fund will invest, under normal market conditions, at least 80% of net assets plus any borrowings for investment purposes in equity securities of issuers from at least three foreign markets. These percentage requirements will not be applicable during periods when the International Fund pursues a temporary defensive strategy, as discussed below.

          The Funds' 80% investment policies are non-fundamental and may be changed by the Board of Trustees of the Trusts to become effective upon at least 60 days' notice to shareholders of the applicable Fund prior to any such change.

          Unless otherwise indicated, all of the Funds are permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available in the future.

          OPTIONS GENERALLY. The Funds may purchase and write (sell) options on securities, securities indices and currencies for both hedging purposes and to increase total return, which may involve speculation, subject to the limitations set forth below.

          OPTIONS ON SECURITIES AND SECURITIES INDICES AND CURRENCY TRANSACTIONS. The Tax Efficient Fund and the Large Cap Value Fund may write covered calls on securities or securities indices for purposes of hedging against a decline in the value of the respective portfolio securities. The Small Cap Value Fund may write covered calls, purchase calls, purchase put options and write covered put options on securities and securities indices both for hedging and return enhancement purposes. The Small Cap Value Fund may also seek to increase its return or to hedge all or a portion of its portfolio investments through the use of financial instruments, such as financial futures contracts and options thereon. The International Fund may purchase and sell call and put options, including securities index options. The International Fund may also purchase and sell financial futures contracts and options thereon, which are traded on a commodities exchange or board of trade for certain hedging, return enhancement, and risk management purposes.

          Neither the Tax Efficient Fund nor the Large Cap Value Fund may write a covered call option if, as a result thereof, the aggregate value of such Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or the market value of the underlying securities) or the amount deposited in a segregated account would exceed 5% of such Fund's total assets. The Small Cap Value Fund may not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of its total assets. The International Fund will write only fully covered options. The International Fund may not write a call option if, as a result thereof, the aggregate of the International Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 10% of its total assets.

         SECURITIES OPTIONS. Each Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

          The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to a Fund, force the sale or purchase of fund securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Fund could realize on its investments or require the Fund to hold securities it would otherwise sell.

          The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). A Fund that writes call options retains the risk of an increase in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

          In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

          Additional risks exist with respect to certain of the securities for which a Fund may write covered call options. For example, if a Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Fund may compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

          Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Funds may write (i) in-the-money call options when Credit Suisse Asset Management, LLC, the Funds' investment adviser ("CSAM" or the "Adviser"), expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

          Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by a Fund prior to the exercise of options that it has purchased or, if permissible, written, respectively, of options of the same series) in which a Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of a Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

          There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Fund's ability to terminate options positions established in the

OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Fund. The Funds, however, intend to purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

          Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class, which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds, a Fund and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options a Fund will be able to purchase on a particular security.

          SECURITIES INDEX OPTIONS. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

          Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

          OTC OPTIONS. The Small Cap Value Fund and the International Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

          Each Fund may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

          Exchange traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

          CURRENCY EXCHANGE TRANSACTIONS. The value in U.S. dollars of the assets of a Fund that are invested in foreign securities may be affected favorably or unfavorably by changes in a variety of factors not applicable to investment in U.S. securities, and the Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. Each Fund will conduct its currency exchange transactions (i) on a spot (I.E., cash) basis at the rate prevailing in the currency exchange market,
(ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. Risks associated with currency forward contracts and purchasing currency options are similar to those described herein for futures contracts and securities and stock index options. In addition, the use of currency transactions could result in losses from the imposition of foreign exchange controls, suspension of settlement or other governmental actions or unexpected events.

          Each Fund may engage in currency exchange transactions for both hedging purposes and to increase total return.

          FORWARD CURRENCY CONTRACTS. The International Fund will generally enter into forward contracts only under two circumstances. First, when the International Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to

"lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy or sell the amount of foreign currency needed to settle the transaction. Second, when the Adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the International Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Although forward contracts will be used primarily to protect the International Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

          At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

          Forward currency contracts are highly volatile, and a relatively small price movement in forward currency contract may result in substantial losses to the International Fund. To the extent the Fund engages in forward currency contracts to generate current income, the Fund will be subject to these risks which the Fund might otherwise avoid (E.G., through the use of hedging transactions).

          CURRENCY OPTIONS. The Small Cap Value and International Funds may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

          CURRENCY HEDGING. The Funds' currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

          A decline in the U.S. dollar value of a foreign currency in which the Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, a Fund may purchase foreign currency put options. If the value of the foreign currency does decline, the Fund will have the right to sell the foreign currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

          While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against a price decline if the issuer's creditworthiness deteriorates.

          FUTURES ACTIVITIES. The Small Cap Value Fund may seek to increase its return or to hedge all or a portion of its portfolio investments through the use of financial instruments currently or hereafter available, such as financial futures contracts and options thereon. The International Fund may also purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for hedging and risk management purposes and to enhance gains as permitted by the Commodity Futures Trading Commission (the "CFTC"). These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

          These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC will not exceed 5% of a Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

          FUTURES CONTRACTS. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

          No consideration is paid or received by a Fund upon entering into a futures contract. Instead, the Fund is required to segregate with its custodian an amount of cash or securities acceptable to the broker, such as U.S. government securities or other liquid high-grade debt obligations, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Funds will also incur brokerage costs in connection with entering into futures transactions.

          At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund's performance.

          OPTIONS ON FUTURES CONTRACTS. An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

          HEDGING GENERALLY. In addition to entering into options, futures and currency transactions for other purposes, including generating current income to offset expenses or increase return, a Fund may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction to the portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures and currency transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Small Cap Value Fund or International Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

          In hedging transactions based on an index, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the securities market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in a securities index and movements in the price of securities index futures, a correct forecast of general market trends by CSAM still may not result in a successful hedging transaction.

          Each Fund will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Funds of hedging transactions will be subject to CSAM's ability to predict trends in currencies, interest rates or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

          To the extent that a Fund engages in the strategies described above, the Fund may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and a Fund may be unable to close out a position without incurring substantial losses, if at all. The Funds are also subject to the risk of a default by a counterparty to an off-exchange transaction.

          ASSET COVERAGE FOR FORWARD CONTRACTS, OPTIONS, FUTURES AND OPTIONS ON FUTURES. Each Fund will comply with guidelines established by the U.S. Securities and Exchange Commission (the "SEC") and other applicable regulatory bodies with respect to coverage of forward currency contracts; options written by the Funds on currencies, securities and securities indices; and currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by a Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

          For example, a call option written by a Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities subject to the call without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund may require the Fund to segregate assets

(as described above) equal to the exercise price. A Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If a Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Funds may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

          To the extent that puts, calls, straddles and similar investment strategies involve instruments regulated by the CFTC, the International Fund is limited to an investment not in excess of 5% of its total assets, except that the International Fund may purchase and sell such instruments, without limitation, for BONA FIDE hedging purposes.

          FOREIGN INVESTMENTS. The International Fund invests primarily in equity securities of companies located in or conducting a majority of their business in developed foreign markets, or companies whose securities trade primarily in developed foreign markets. The Small Cap Value Fund may invest up to 20% of the value of its net assets in securities of issuers doing business primarily outside the U.S. or domiciled outside the U.S. ("foreign securities"). The Tax Efficient Fund and the Large Cap Value Fund may each invest up to 10% of its total assets in foreign securities. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In addition, foreign investments by the Funds are subject to the risk that natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money. Natural disaster risks are, of course, not limited to foreign investments and may apply to a Fund's domestic investments as well. Each Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

          FOREIGN CURRENCY EXCHANGE. Since each Fund may invest in securities denominated in currencies other than the U.S. dollar, and since a Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, each Fund's investments in foreign companies may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed by a Fund with respect to its foreign investments. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. A Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the valuation of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures. See "Currency Exchange Transactions" and "Futures Activities" above.


          INFORMATION. Many of the foreign securities held by the Funds will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about these securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

          POLITICAL INSTABILITY. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

          FOREIGN MARKETS. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold, which may result in increased exposure to market and foreign exchange fluctuation and increased liquidity.

          INCREASED EXPENSES. The operating expenses of a Fund, to the extent it invests in foreign securities, can be expected to be higher than those of an investment company investing exclusively in U.S. securities, since the expenses of the Fund associated with foreign investing, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies. In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

          PRIVATIZATIONS. All of the Funds may invest in privatizations (I.E., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

          FOREIGN DEBT SECURITIES. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

          The foreign government securities in which a Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.

          Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the euro, the new single currency for eleven Economic and Monetary Union member states. The euro represents specified amounts of the currencies of certain member states of the Economic and Monetary Union and was introduced on January 1, 1999.

          SOVEREIGN DEBT. Investments in sovereign debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited legal recourse in the event of a default. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

          A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

          The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect a Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. While CSAM intends to manage the Funds in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

          Investors should also be aware that certain sovereign debt instruments in which a Fund may invest involve great risk. Sovereign debt of issuers in many emerging markets generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's Investors Service ("Moody's") and Standard and Poor's Ratings Service ("S&P"). Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such sovereign debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated "D" by S&P or "C" by Moody's. A Fund may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a Fund's portfolio and calculating its net asset value. From time to time, a Fund may purchase securities not paying interest at the time acquired if, in the opinion of the Adviser, such securities have the potential for future income or capital appreciation.

          BRADY BONDS. Each Fund may invest in so-called "Brady Bonds," to the extent permitted by its other investment restrictions, which have been issued by, among other countries, Argentina, Brazil, the Dominican Republic, Mexico, Nigeria, the Philippines, Poland, and Venezuela and which may be issued by other Latin American and ex-Soviet Union countries. Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history, and are subject to, among other things, the risk of default. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and some are actively traded in the OTC secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative.

          Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payment on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

          Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

          DEPOSITARY RECEIPTS. Assets of the Funds may be invested in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), instruments that evidence ownership of underlying securities issued by a foreign corporation. ADRs, EDRs and IDRs may not necessarily be denominated in the same currency as the securities whose ownership they represent. ADRs are typically issued by a U.S. bank or trust company. EDRs (sometimes referred to as Continental Depository Receipts) are issued in Europe and IDRs (sometimes referred to as Global Depositary Receipts) are issued outside the United States, each typically by non-U.S. banks and trust companies. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in emerging markets. For purposes of the Funds' investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

          ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

          EMERGING MARKETS. Each of the Funds may, to the extent permitted by its percentage restriction in foreign securities, invest in securities of issuers located in less developed countries considered to be "emerging markets." Investing in securities of issuers located in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investment there include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

          U.S. GOVERNMENT SECURITIES. The obligations issued or guaranteed by the U.S. government in which the Funds may invest include: direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury

Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are: instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

          Other U.S. government securities in which the Funds may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Each Fund may also invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

          MONEY MARKET OBLIGATIONS. Each of the Funds is authorized to invest in domestic and foreign short-term (one year or less remaining to maturity) and medium-term (five years or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

          REPURCHASE AGREEMENTS. The Tax Efficient Fund, Large Cap Value Fund and Small Cap Value Fund may enter into repurchase agreements with respect to marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). The Funds may enter into repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Fund would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Fund enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the Investment Company Act of 1940 (the "1940 Act").

          DEBT SECURITIES. Each Fund may invest up to 20% of its net assets in investment grade fixed-income securities. The interest income to be derived may be considered as one factor in selecting debt securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital growth when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to forecast accurately changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.

          Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix A to this STATEMENT OF ADDITIONAL INFORMATION.

          Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by a Fund, it may cease to be rated or it may be downgraded. Neither event will require the sale of such securities, although the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. The Adviser may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

          The interest income to be derived may be considered as one factor in selecting debt securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital appreciation when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to accurately forecast changes in interest rates. The market value of debt obligations may be expected to vary depending upon, among other factors, interest rates, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.

          A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined to be of comparable quality by CSAM. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. Investors should be aware that ratings are relative and subjective and not absolute standards of quality. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of such securities, although CSAM will consider such event in its determination of whether the Fund should continue to hold the securities.

          CONVERTIBLE SECURITIES. The International Fund may invest up to 25% of its assets in foreign convertible securities. The Adviser currently does not intend to invest over 5% of the International Fund's assets in convertible securities rated below investment grade. Convertible securities in which a Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock. Subsequent to purchase by a Fund, convertible securities may cease to be rated or a rating may be reduced. Neither event will require sale of such securities, although CSAM will consider such event in its determination of whether the Fund should continue to hold the securities.

          TEMPORARY DEFENSIVE STRATEGIES. The Tax Efficient Fund reserves the right, when the Adviser determines it appropriate, to invest in investment grade short-term fixed-income securities and other investment grade debt securities, enter into repurchase agreements and hold cash for temporary defensive purposes.

          SECURITIES OF OTHER INVESTMENT COMPANIES. The Large Cap Value, Tax Efficient and International Funds may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order, and the Large Cap Value Fund may invest in securities of unaffiliated money market funds. Presently, under the 1940 Act, each Fund may hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Fund's total assets and (iii) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

          LENDING OF PORTFOLIO SECURITIES. Each Fund may each seek to receive or increase income by lending their respective portfolio securities. The aggregate value of securities loaned by a Fund may not exceed 25% of the value of its total assets. Each Fund will have the right to call such loans and obtain the securities loaned at any time on five days notice. Loans of portfolio securities will be collateralized by cash or liquid securities, which are segregated at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund involved. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "finder."

          By lending its securities, a Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not an investment objective of the Funds, income received could be used to pay a Fund's expenses and would increase an investor's total return. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least the applicable percentage of cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Funds to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of a Fund's securities will be fully collateralized and marked to market daily.

          The Funds and CSAM have received an order of exemption (the "Order") from the Securities and Exchange Commission to permit Credit Suisse First Boston ("CSFB") to act as lending agent for the Funds, to permit securities loans to broker-dealer affiliates of CSFB, and to permit the investment of cash collateral received by CSFB from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM, CSFB or any of their affiliates. These conditions include percentage limitations on the amount of a Fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each fund that invests in the Investment Funds will do so at the same price as each other Fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

          WHEN-ISSUED SECURITIES, DELAYED-DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. Each Fund may purchase securities on a when-issued basis or on a forward commitment basis, and it may purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). Each Fund engages in when-issued purchases and forward commitments in furtherance of its investment objectives.

          In these transactions, payment for and delivery of the securities occur beyond the regular settlement dates, normally within 30 to 45 days after the transaction. The Funds will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction before the settlement date if the Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers. Each Fund will establish a segregated account with its custodian consisting of cash or liquid securities in an amount equal to its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery.

          When a Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Funds' incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          SHORT SALES. The Small Cap Value Fund may from time to time sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Small Cap Value Fund may engage in short sales to a limited extent.

          To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

          The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

          SHORT SALES "AGAINST THE BOX". Each Fund may enter into short sales "against the box." No more than 10% of each Fund's net assets (taken at the then current market value) may be held as collateral for such sales at any one time. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain without additional cost an equal amount of the security being sold short. It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will continue to segregate an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position.

          A Fund may make a short sale as a hedge when it believes that the price of a security may decline and cause a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

          If a Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Funds may effect short sales.

          REVERSE REPURCHASE AGREEMENTS. The Tax Efficient Fund, Small Cap Value Fund and International Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Fund enters into a reverse repurchase agreement, it will segregate cash or liquid securities in an account with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked to market directly and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or Fund securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements that are accounted for as financings are considered to be borrowings under the 1940 Act.

          WARRANTS. The Tax Efficient Fund and the Small Cap Value Fund may invest up to 5% of their respective total assets in warrants. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. A Fund may invest in warrants to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

          Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights except for the right to purchase the underlying security.

          NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. The Tax Efficient Fund and the Large Cap Value Fund may invest in restricted securities and may invest in other assets having no ready market if such purchases at the time thereof would not cause more than 10% of the value of the Fund's net assets to be invested in assets which are not readily marketable. The Small Cap Value Fund may invest in assets not having a ready market if such purchases at the time thereof would not cause more than 10% of the value of its net assets to be invested in assets which are not readily marketable. The International Fund may invest up to 15% of the value of its net assets in illiquid investments. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          Non-publicly traded securities (including Rule 144A Securities, discussed below) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. A Fund's investment in illiquid securities is subject to the risk that should such Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of such Fund's net assets could be adversely affected.

          RULE 144A SECURITIES. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD, Inc.

          An investment in Rule 144A Securities will be considered illiquid; and therefore, subject to each Fund's limit on the purchase of illiquid securities that Board or its delegates determine that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board or its delegates may consider, INTER ALIA, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

          Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Funds. The Board has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the illiquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.

          INTEREST ONLY AND PRINCIPAL ONLY INSTRUMENTS. The Small Cap Value Fund may invest in securities representing interests in a pool of mortgages or other assets the cash flow of which has been separated into its interest and principal components, commonly known as "IOs" (interest only) and "POs" (principal only). IOs and POs issued by parties other than agencies or instrumentalities of the U.S. Government are considered, under current guidelines of the staff of the SEC, to be illiquid securities.

          BORROWING. The International Fund may borrow up to one-third of the value of its total assets, and each other Fund may invest up to 15% of its total assets, from banks to increase its holdings of portfolio securities or for other purposes. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. The Funds expect that some of their borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable sub-custodian, which may include the lender.

          SMALL CAPITALIZATION AND EMERGING GROWTH COMPANIES; UNSEASONED ISSUERS. At least 80% of the Small Cap Value Fund's net assets, plus any borrowings for investment purposes, will be invested in equity securities of small market capitalization companies, which for the purposes of this Fund, are those companies whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek growth of capital or capital appreciation by investing in better-known, larger companies. Investments in small- and medium-sized and emerging growth companies and companies with continuous operations of less than three years ("unseasoned issuers"), which may include foreign securities, involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of these companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

                  "SPECIAL SITUATION" COMPANIES. The Small Cap Value Fund may invest in securities of companies in special situations, that is, in securities the values of which may be affected by particular developments unrelated to business conditions generally, and which may fluctuate without relation to general market trends. "Special situation" companies are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Although investing in securities of small- and medium-sized and emerging growth companies, unseasoned issuers or issuers in "special situations" offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek growth of capital or capital appreciation by investing in better-known, larger companies.

                             INVESTMENT RESTRICTIONS

          The following investment limitations of each Fund may not be changed without the affirmative vote of the holders of a majority of the relevant Fund's outstanding shares ("Fundamental Restrictions"). Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares.

         TAX EFFICIENT FUND, SMALL CAP VALUE FUND, LARGE CAP VALUE FUND

          The following fundamental investment limitations are applicable to the Tax Efficient Fund, Small Cap Value Fund and Large Cap Value Fund and may not be changed with respect to a Fund without the approval of a majority of the shareholders of that Fund. This means an affirmative vote of the holders of (a) 67% or more of the shares of that Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (b) more than 50% of the outstanding shares of that Fund, whichever is less. Except as set forth in the PROSPECTUS and this STATEMENT OF ADDITIONAL INFORMATION, all other investment policies or practices are considered by each Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

          Each Fund may not:

          1. Purchase the securities of any one issuer other than the United States Government or any of its agencies or instrumentalities if immediately after such purchase more than 5% of the value of the Fund's assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

          2. Invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries, and provided further, that there is no limitation for the Small Cap Value Fund or the Large Cap Value Fund in respect of investments in U.S. Government Securities or, for the Small Cap Value Fund, in municipal bonds (including industrial development bonds). A Fund may be deemed to be concentrated to the extent that it invests more than 25% of its total assets in taxable municipal securities issued by a single issuer;

          3. Purchase securities on margin, but a Fund may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;

          4. Make loans of its assets to any person, except for (i) the purchase of publicly distributed debt securities, (ii) the purchase of non-publicly distributed securities subject to paragraph 7, (iii) the lending of portfolio securities, and (iv) the entering of repurchase agreements;

          5. Borrow money except for (i) the short-term credits from banks referred to in paragraph 3 above and (ii) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including all amounts borrowed) less liabilities (not including all amounts borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made. This restriction and asset limitation on borrowing shall not prohibit the Funds from entering into reverse repurchase agreements;

          6. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with permissible borrowings mentioned in paragraph 5 and except, with respect to the Small Cap Value Fund and the Large Cap Value Fund, in connection with hedging transactions, short sales (against the box), when issued and forward commitment transactions and similar investment strategies;

          7. Act as an underwriter of securities of other issuers, except that a Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Funds or the Advisor might be deemed to be an underwriter for purposes of the Securities Act of 1933 and except, with respect to the Small Cap Value Fund, to the extent that in connection with the disposition of portfolio securities such Fund may be deemed to be an underwriter;

          8. Invest more than 10% of the value of its net assets in the aggregate in restricted securities or other instruments not having a ready market, including repurchase agreements not terminable within seven days; provided that the Small Cap Value Fund will not invest in restricted securities. Securities freely saleable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("Rule 144A Securities") are not considered to be subject to legal restrictions on transfer and may be considered liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board of Trustees will monitor their liquidity. Restricted securities will be valued in such manner as the Trustees of Credit Suisse Capital Funds in good faith deem appropriate to reflect their value;

          9. With respect to the Tax Efficient Fund and the Large Cap Value Fund, invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if such purchase at the time thereof would cause more than 10% of the value of the total assets of the Fund to be invested in the securities of such issuer or issuers;

          10. With respect to the Tax Efficient Fund and the Large Cap Value Fund, purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, those officers and Trustees of the Fund and its Adviser who each own beneficially more than one-half of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer;

          11. With respect to the Tax Efficient Fund and the Large Cap Value Fund, invest more than 5% of the value of its total assets at the time an investment is made in the non-convertible preferred stock of issuers whose non-convertible preferred stock is not readily marketable, subject to the limitation in paragraph 8;

          12. With respect to the Tax Efficient Fund and the Large Cap Value Fund, participate on a joint or joint and several basis in any securities trading account;

          13. Issue any senior security within the meaning of the Investment Company Act of 1940 (except to the extent that when-issued securities transactions, forward commitments, stand-by commitments or reverse repurchase agreements may be considered senior securities and except, with respect to the Small Cap Value Fund and the Large Cap Value Fund, that the hedging transactions in which such Funds may engage and similar investment strategies are not treated as senior securities);

          14. Invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interests therein and, with respect to the Small Cap Value Fund and the Large Cap Value Fund, other than mortgage-backed securities and similar instruments), or commodities or commodity contracts except, with respect to the Small Cap Value Fund, for hedging purposes;

          15. With respect to the Tax Efficient Fund and the Large Cap Value Fund, invest in the securities of other investment companies or investment trusts except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not in the open market, is part of a plan of merger, acquisition or transfer of assets, or consolidation and except, with respect to the Large Cap Value Fund, for purchases of securities of money market funds; or

          16. Invest in companies for the purpose of exercising control or management.

          The Funds do not consider the segregation of assets in connection with any of their investment practices to be a mortgage, pledge or hypothecation of such assets.

                               INTERNATIONAL FUND

          The Fund may not:

          1. Purchase the securities of any one issuer, other than the United States Government, or any of its agencies or instrumentalities, immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

          2. Invest 25% or more of the value of its total assets in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries;

          3. Issue senior securities (including borrowing money, including on margin if margin securities are owned and enter into reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. The Fund's obligations under swaps are not treated as senior securities;

          4. Make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Fund's investment objectives and policies or the acquisition of securities subject to repurchase agreements;

          5. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter;

          6. Purchase real estate or interests therein;

          7. Purchase or sell commodities or commodities contracts except for purposes, and only to the extent, permitted by applicable law without the Fund becoming subject to registration with the CFTC as a commodity pool;

          8. Make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund's total assets and the Fund's aggregate short sales of a particular class of securities do not exceed 25% of the then outstanding securities of that class; or

          9. Invest in oil, gas or other mineral leases.

                               PORTFOLIO VALUATION

          The following is a description of the procedures used by each Fund in valuing its assets.

          Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board of Trustees.

          Prices for debt securities supplied by a "Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of each Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

          If a Pricing Service is not able to supply closing prices and bid/asked quotations, for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the value shall be the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations, for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation, in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.

          Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Board of each Fund. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

          Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board of each Fund. In addition, the Board of each Fund or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

          Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange, Inc. (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which each Fund's net asset value is not calculated. As a result, calculation of each Fund's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith by or under the direction of the Board of each Fund.

                             PORTFOLIO TRANSACTIONS

          CSAM is responsible for establishing, reviewing and, where necessary, modifying each Fund's investment program to achieve its investment objective and has retained its affiliates in the United Kingdom, Japan and Australia to act as sub-investment advisers to the International Fund. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. government securities.

          CSAM will select portfolio investments and effect transactions for the Funds. In selecting broker-dealers, CSAM does business exclusively with those broker-dealers that, in CSAM's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, CSAM will pay no more for execution and research services than it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet CSAM's standards may be higher than for execution services alone or for services that fall below CSAM's standards. CSAM believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, CSAM will only receive brokerage or research service in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services.

          For the fiscal year ended October 31, 2002, brokers and dealers who provided research services were paid $18,716, $10,830, $1,700 and $2,666 of total brokerage commissions from the Tax Efficient Fund, Large Cap Value Fund, Small Cap Value Fund and International Fund, respectively. Research received from brokers or dealers is supplemental to CSAM's own research program.

          All orders for transactions or other services in securities or options on behalf of a Fund are placed by CSAM with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and other affiliates of Credit Suisse Group. A Fund may utilize CSAMSI or other affiliates of Credit Suisse in connection with a purchase or sale of securities when the CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

          Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by the CSAM. Such other investment clients may invest in the same securities as a Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or sold for the Funds. To the extent permitted by law, the CSAM may aggregate the securities to be sold or purchased for each Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

          Transactions for each of the Funds may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Funds will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

          Each Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Fund will engage in this practice, however, only when the CSAM, in its sole discretion, believe such practice to be otherwise in the Fund's interest.

          For the past three fiscal years ended October 31, the Funds paid brokerage commissions as follows:

                  FUND                                YEAR                      COMMISSIONS
-------------------------------------------------------------------------------------------
Tax Efficient Fund                                    2000                     $   126,881

                                                      2001                     $    80,478

                                                      2002                     $   122,313
-------------------------------------------------------------------------------------------
Large Cap Value Fund                                  2000                     $   460,009

                                                      2001                     $   301,950

                                                      2002                     $   188,101
-------------------------------------------------------------------------------------------
Small Cap Value Fund                                  2000                     $   299,222

                                                      2001                     $   215,431

                                                      2002                     $   225,292
-------------------------------------------------------------------------------------------
International Fund                                    2000                     $   126,881

                                                      2001                     $    64,126

                                                      2002                     $   100,538
-------------------------------------------------------------------------------------------

          In no instance will portfolio securities be purchased from or sold to CSAM, CSAM's affiliates in the United Kingdom, Japan and Australia, CSAMSI or Credit Suisse First Boston ("CS First Boston") or any affiliated person of such companies. In addition, a Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

          As of October 31, 2002, the Funds held the following securities of their regular brokers or dealers:

FUND                          NAME OF SECURITIES                            AGGREGATE VALUE OF THE HOLDINGS
----                          ------------------                            -------------------------------
Tax Efficient Fund            None

Large Cap Value               State Street Bank & Trust Co                  $8,866,00
                              Euro Time Deposit 1.750% 11/1/02

Small Cap Value               State Street Bank & Trust Co                  $12,558,000
                              Euro Time Deposit 1.750% 11/1/02

International Fund            State Street Bank & Trust Co                  $341,000
                              Euro Time Deposit 1.750% 11/1/02

                               PORTFOLIO TURNOVER

          Each Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

          Certain practices that may be employed by a Fund could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, a Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of a Fund may be higher than mutual funds having similar objectives that do not utilize these strategies.

          It is not possible to predict the Funds' portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer mark-ups or underwriting commissions as well as other transaction costs. In addition, gains realized from portfolio turnover may be taxable to shareholders.

          For the fiscal years ended October 31, 2001 and 2002, the Tax Efficient Fund's turnover rate was 17% and 19%, the Large Cap Value Fund's turnover rate was 38% and 2%, the Small Cap Value Fund's turnover rate was 54% and 18%, the International Fund's turnover rate was 48% and 124%, respectively.

                             MANAGEMENT OF THE FUNDS

          OFFICERS AND BOARDS OF TRUSTEES

          Except in the case of the International Fund, the business and affairs of the Funds are managed by the Board of Trustees in accordance with the laws of The Commonwealth of Massachusetts. The business and affairs of the International Fund are managed by the Board of Trustees in accordance with the laws of the State of Delaware. The Trustees approve all significant agreements between the Funds and the companies that furnish services to the Funds, including agreements with the Funds' investment adviser, sub-advisers as applicable, custodian and transfer agent. Each Board elects officers who are responsible for the day-to-day operations of a Fund and who execute policies authorized by the Board.

          The names (and ages) of each Fund's Trustees and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
INDEPENDENT TRUSTEES
Richard H. Francis                  Trustee         Since 2001    Currently retired;      54
c/o Credit Suisse Asset                                           Executive Vice
Management, LLC                                                   President and Chief
466 Lexington Avenue                                              Financial Officer of
New York, NY  10017-3140                                          Pan Am Corporation
Age: 70                                                           and Pan American
                                                                  World Airways, Inc.
                                                                  from 1988 to 1991.

-------------------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Jack W. Fritz                       Trustee         Since 2001    Private investor;       53           Director of Advo,
2425 North Fish Creek Road                                        Consultant and                       Inc. (direct mail
P.O. Box 1287                                                     Director of Fritz                    advertising)
Wilson, Wyoming 83014                                             Broadcasting, Inc.
Age: 75                                                           and Fritz
                                                                  Communications
                                                                  (developers
                                                                  and operators
                                                                  of radio
                                                                  stations)
                                                                  since 1987.

Jeffrey E. Garten                   Trustee         Since 2001    Dean of Yale School     53           Director of
Box 208200                                                        of Management and                    Aetna, Inc.;
New Haven, Connecticut  06520-8200                                William S. Beinecke                  Director of
Age: 56                                                           Professor in the                     Calpine Energy
                                                                  Practice of                          Corporation;
                                                                  International Trade                  Director of
                                                                  and Finance;                         CarMax Group
                                                                  Undersecretary of                    (used car dealers)
                                                                  Commerce for
                                                                  International Trade
                                                                  from November 1993 to
                                                                  October 1995;
                                                                  Professor at
                                                                  Columbia
                                                                  University
                                                                  from September
                                                                  1992 to
                                                                  November 1993.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Peter F. Krogh                      Trustee         Since 2001    Dean Emeritus and       53           Member of Board
301 ICC                                                           Distinguished                        of The Carlisle
Georgetown University                                             Professor of                         Companies Inc.;
Washington, DC 20057                                              International Affairs                Member of
Age: 66                                                           at the Edmund A.                     Selection
                                                                  Walsh School of                      Committee for
                                                                  Foreign Service,                     Truman Scholars
                                                                  Georgetown                           and Henry Luce
                                                                  University; Moderator                Scholars;  Senior
                                                                  of PBS foreign                       Associate of
                                                                  affairs television                   Center for
                                                                  series.                              Strategic and
                                                                                                       International
                                                                                                       Studies; Trustee
                                                                                                       of numerous world
                                                                                                       affairs
                                                                                                       organizations

James S. Pasman, Jr.                Trustee         Since 2001    Currently retired;      55           Director of
c/o Credit Suisse Asset                                           President and Chief                  Education
Management, LLC                                                   Operating Officer of                 Management Corp.
466 Lexington Avenue                                              National InterGroup,
New York, NY  10017-3140                                          Inc. (holding
Age: 71                                                           company) April 1989
                                                                  to March 1991;
                                                                  Chairman of Permian
                                                                  Oil Co. from April
                                                                  1989 to March 1991.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Steven N. Rappaport                 Trustee         Since 2001    Partner of Lehigh       54
Lehigh Court LLC                                                  Court LLC since July
40 East 52nd Street,                                              2002, President of
New York, New York 10022                                          SunGard Securities
Age: 54                                                           Finance Inc., from
                                                                  2001 to July 2002;
                                                                  President of Loanet,
                                                                  Inc. (on-line
                                                                  accounting service)
                                                                  from 1995 to 2001;
                                                                  Director, President,
                                                                  North American
                                                                  Operations, and
                                                                  former Executive Vice
                                                                  President from 1992
                                                                  to 1993 of Worldwide
                                                                  Operations of
                                                                  Metallurg Inc.
                                                                  (manufacturer of
                                                                  specialty metals and
                                                                  alloys); Executive
                                                                  Vice President,
                                                                  Telerate, Inc.
                                                                  (provider of
                                                                  real-time information
                                                                  to the capital
                                                                  markets) from 1987 to
                                                                  1992; Partner in the
                                                                  law firm of Hartman &
                                                                  Craven until 1987.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
INTERESTED TRUSTEE
William W. Priest(2)                Trustee         Since 2001    Co-Managing Partner,    60
Steinberg Priest & Sloane Capital                                 Steinberg Priest &
Management                                                        Sloane Capital
12 East 49th Street                                               Management since
12th Floor                                                        March 2001; Chairman
New York, New York 10017                                          and Managing Director
Age: 61                                                           of CSAM from 2000 to
                                                                  February 2001, Chief
                                                                  Executive Officer and
                                                                  Managing Director of
                                                                  CSAM from 1990 to 2000.

----------------

(2) Mr. Priest is a Trustee who is an "interested person" of the Funds as defined in the 1940 Act, because he provides consulting services to CSAM.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
OFFICERS
Laurence R. Smith                   Chairman        Since 2002    Managing Director and       --               --
Credit Suisse Asset Management, LLC                               Global Chief
466 Lexington Avenue                                              Investment Officer
New York, New York 10017-3140                                     CSAM; Associated with
                                                                  J.P. Morgan
Age:  44                                                          Investment Management
                                                                  from 1981 to 1999;
                                                                  Officer of other
                                                                  Credit Suisse Funds.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Hal Liebes, Esq.                    Vice            Since 2001    Managing Director and   --           --
Credit Suisse Asset Management, LLC President and                 Global General
466 Lexington Avenue                Secretary                     Counsel of CSAM;
New York, New York 10017-3140                                     Associated with
Age:  38                                                          Lehman Brothers, Inc.
                                                                  from 1996 to 1997;
                                                                  Associated with CSAM
                                                                  from 1995 to 1996;
                                                                  Associated with CS
                                                                  First Boston
                                                                  Investment Management
                                                                  from 1994 to 1995;
                                                                  Associated with
                                                                  Division of
                                                                  Enforcement, U.S.
                                                                  Securities and
                                                                  Exchange Commission
                                                                  from 1991 to 1994.
                                                                  Officer of other
                                                                  Credit Suisse Funds.

Michael A. Pignataro                Treasurer and   Since 2001    Director and Director   --           --
Credit Suisse Asset Management, LLC Chief                         of Fund Administration
466 Lexington Avenue                Financial                     of CSAM; Associated with
New York, New York 10017-3140       Officer                       CSAM since 1984.
Age:  43                                                          Officer of other
                                                                  Credit Suisse Funds.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Gregory N. Bressler, Esq.           Assistant       Since 2001    Director and Deputy     --           --
Credit Suisse Asset                 Secretary                     General Counsel of
Management, LLC                                                   CSAM; Associated with
466 Lexington Avenue                                              CSAM (since January
New York, New York 10017-3140                                     2000); Associated
Age:  36                                                           with the law firm of
                                                                  Swidler Berlin
                                                                  Shereff Friedman LLP
                                                                  from 1996 to 2000.
                                                                  Officer of other
                                                                  Credit Suisse Funds.

Kimiko T. Fields, Esq.              Assistant       Since 2002    Vice President and     --           --
Credit Suisse Asset                 Secretary                     Legal Counsel of
Management, LLC                                                   CSAM; Associate with
466 Lexington Avenue                                              CSAM January 1998;
New York, New York 10017-3140                                     Officer of other
Age:  39                                                          Credit Suisse Funds.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Rocco A. DelGuercio                 Assistant       Since 2001    Vice President and      --           --
Credit Suisse Asset                 Treasurer                     Administrative
Management, LLC                                                   Officer of CSAM;
466 Lexington Avenue                                              Associated with CSAM
New York, New York 10017-3140                                     since June 1996;
Age:  39                                                          Assistant Treasurer,
                                                                  Bankers Trust Co. --
                                                                  Fund Administration
                                                                  from March 1994 to
                                                                  June 1996; Mutual
                                                                  Fund Accounting
                                                                  Supervisor, Dreyfus
                                                                  Corporation from
                                                                  April 1987 to March
                                                                  1994.  Officer of
                                                                  other Credit Suisse
                                                                  Funds.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Joseph Parascondola                 Assistant       Since 2001    Assistant Vice          --           --
Credit Suisse Asset                 Treasurer                     President - Fund
Management, LLC                                                   Administration of
466 Lexington Avenue                                              CSAM since April
New York, New York 10017-3140                                     2000; Assistant Vice
Age:  39                                                          President, Deutsche
                                                                  Asset Management from
                                                                  January 1999 to April
                                                                  2000; Assistant Vice
                                                                  President, Weiss,
                                                                  Peck & Greer LLC from
                                                                  November 1995 to
                                                                  December 1998.
                                                                  Officer of other
                                                                  Credit Suisse Funds.

Robert M. Rizza                     Assistant       Since 2002    Assistant Vice              --               --
Credit Suisse Asset                 Treasurer                     President of CSAM
Management, LLC                                                   since January 2001;
466 Lexington Avenue                                              Administrative
New York, New York 10017-3140                                     Officer of CSAM from
Age:  37                                                          March 1998 to
                                                                  December 2000;
                                                                  Assistant Treasurer
                                                                  of Bankers Trust Co.
                                                                  from April 1994 to
                                                                  March 1998; Officer
                                                                  of other Credit
                                                                  Suisse Funds.

          OWNERSHIP IN SECURITIES OF THE FUNDS AND FUND COMPLEX

          As reported to the Funds, the information in the following table reflects beneficial ownership by the Trustees of certain securities as of December 31, 2002.

                                                                                AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                REGISTERED INVESTMENT
                                                                                COMPANIES OVERSEEN BY
                                       DOLLAR RANGE OF EQUITY                   TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                        SECURITIES IN THE FUND*(3)               INVESTMENT COMPANIES*(3)
---------------                        --------------------------               ------------------------
INDEPENDENT TRUSTEES
Richard H. Francis                     Tax Efficient Fund: A                    E
                                       Large Cap Value Fund: A
                                       Small Cap Value Fund: D
                                       International Fund: A

Jack W. Fritz                          Tax Efficient Fund: A                    E
                                       Large Cap Value Fund: A
                                       Small Cap Value Fund: A
                                       International Fund: A

Jeffrey E. Garten                      Tax Efficient Fund: A                    A
                                       Large Cap Value Fund: A
                                       Small Cap Value Fund: A
                                       International Fund: A

Peter F. Krogh                         Tax Efficient Fund: C                    D
                                       Large Cap Value Fund: A
                                       Small Cap Value Fund: C
                                       International Fund: A

-----------------

(3) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

                                                                                AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                REGISTERED INVESTMENT
                                                                                COMPANIES OVERSEEN BY
                                       DOLLAR RANGE OF EQUITY                   TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                        SECURITIES IN THE FUND*(3)               INVESTMENT COMPANIES*(3)
---------------                        --------------------------               ------------------------
James S. Pasman, Jr.                   Tax Efficient Fund: A                    C
                                       Large Cap Value Fund: A
                                       Small Cap Value Fund: A
                                       International Fund: A

Steven N. Rappaport                    Tax Efficient Fund: A                    D
                                       Large Cap Value Fund: B
                                       Small Cap Value Fund:  B
                                       International Fund: A

INTERESTED TRUSTEE

William W. Priest                      Tax Efficient Fund: A                    A
                                       Large Cap Value Fund: A
                                       Small Cap Value Fund: A
                                       International Fund: A

------------------
* Key to Dollar Ranges:
    A.   None
    B.   $1 - $10,000
    C.   $10,000 - $50,000
    D.   $50,000 - $100,000
    E.   Over $100,000

          COMMITTEES AND MEETINGS OF TRUSTEES

          Each Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Trustees who are not "interested persons" of the Funds as defined in the 1940 Act ("Independent Trustees"), namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport. The Valuation Committee consists of at least two Trustees, at least one of whom is an Independent Trustee.

          In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Fund, its Adviser and affiliates by the independent public accountants. The Audit Committee of each Fund met four times during the fiscal year ended October 31, 2002.

          The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee will consider nominees recommended by the Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Fund's Secretary. The Nominating Committee also considers the appointment of independent counsel to the Independent Trustees. The Nominating Committee of each Fund met twice during the fiscal year ended October 31, 2002.

          No employee of CSAM, CSAM's affiliates in the United Kingdom, Japan and Australia, State Street Bank and Trust Company ("State Street") and CSAMSI, the Funds' co-administrators, or any of their affiliates, receives any compensation from a Fund for acting as an officer or trustee of a Fund. Each Trustee who is not a director, trustee, officer or employee of CSAM, CSAM's affiliates in the United Kingdom, Japan and Australia, State Street, CSAMSI or any of their affiliates receives an annual fee of $750 for each meeting of the Boards attended by him for his services as Trustee, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.

       TRUSTEES' TOTAL COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 2002

                                                                                                        NUMBER OF
                                                                                     ALL INVESTMENT   PORTFOLIOS IN
                             TAX                                                      COMPANIES IN    FUND COMPLEX
                          EFFICIENT      LARGE CAP    SMALL CAP VALUE  INTERNATIONAL  THE CSAM FUND    OVERSEEN BY
    NAME OF TRUSTEE          FUND       VALUE FUND          FUND           FUND          COMPLEX         TRUSTEE
---------------------------------------------------------------------------------------------------------------------

William W. Priest(3)        None            None           None            None           None             60

Richard H. Francis         $1,437         $1,437          $1,437           $1,734        $103,750          54

Jack W. Fritz              $1,187         $1,187          $1,187           $1,484        $  94,375         53

Jeffrey E. Garten          $1,437         $1,437          $1,437           $1,484        $  97,500         53

Peter F. Krogh             $1,437         $1,437          $1,437           $1,734        $  99,100         53

James S. Pasman, Jr.       $1,437         $1,437          $1,437           $1,734        $103,600          55

Steven N. Rappaport        $1,537         $1,537          $1,537           $1,809        $110,545          54

(3) Mr. Priest is a former employee of CSAM, and accordingly, receives no compensation from any Fund or any other investment company advised by CSAM.

          Each Trustee is reimbursed for expenses incurred in connection with attendance at Board meetings.

          As of January 24, 2003, Trustees and officers of each Fund as a group owned of record less than 1% of each Fund's outstanding shares.

          ADVISORY AGREEMENTS

          CSAM, located at 466 Lexington Avenue, New York, New York 10017-3140 serves as investment adviser to each Fund pursuant to a written investment advisory agreement between CSAM and the Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston ("CSFB"), part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $819.6 billion in assets under management. CSAM is a diversified investment managing global and domestic equity and fixed income portfolios for retail investors as well as institutional clients such as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and charitable institutions. Together with its predecessor firms, CSAM has been engaged in the investment advisory business for over 60 years. As of September 30, 2002, Credit Suisse Asset Management employed 2,270 people worldwide and had global assets under management of approximately $284.3 billion, with $55.8 billion of assets under management in the U.S. CSFB is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse Group. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

          Prior to November 3, 2000, DLJ Asset Management, Inc. ("DLJAM") served as the Funds' investment adviser. On November 3, 2000, Credit Suisse acquired Donaldson, Lufkin & Jenrette, Inc. ("DLJ") including its subsidiary, DLJAM, and combined the investment advisory business of DLJAM with its existing U.S. asset management business, CSAM.

          The Advisory Agreement between each Fund and CSAM has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Trustees or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

          Pursuant to each Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing each Fund in accordance with the Fund's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Trustees who are affiliated persons of CSAM or any of its subsidiaries.

          Each Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Trustees of the Fund; and any extraordinary expenses.

          Each class of a Fund bears all of its own expenses not specifically assumed by the Adviser or another service provider to the Fund. General expenses of the Funds not readily identifiable as belonging to a particular Fund are allocated among all Credit Suisse Funds by or under the direction of the Funds' Boards of Trustees in such manner as the Boards determine to be fair and accurate. Each class of the Funds pays its own administration fees and may pay a different share than the other classes of other expenses, except advisory and custodian fees, if those expenses are actually incurred in a different amount by such class or if a class receives different services.

          Each Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.

          Each Fund or CSAM may terminate the Advisory Agreement on 60 days written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          For its services to the Funds, CSAM will be paid (before any voluntary waivers or reimbursements) a monthly fee computed at the annual rates set forth below:


FUND                         ANNUAL RATE
--------------------------   ---------------------------------------------------------------------------------------
Tax Efficient Fund           .75% of average daily net assets up to $100 million
                             .50% of average daily net assets in excess of $100 million

Large Cap Value Fund         .75% of average daily net assets up to $75 million
                             .50% of average daily net assets in excess of $75 million

Small Cap Value Fund         .875% of average daily net assets up to $100 million
                             .75% of average daily net assets in excess of $100 million but less than $200 million

International Fund           1.00% of average daily net assets


          For the fiscal year ended October 31, 2002, the Funds paid advisory fees to CSAM at the following rates (net or any voluntary waivers or reimbursements): 0.31% for Tax Efficient, 0.32% for Large Cap Value, 0.77% for Small Cap Value 0.34% for International.

          CSAM and the Fund's co-administrators may voluntarily waive a portion of their fees from time to time and temporarily limit the expenses to be paid by the Fund.

          ADVISORY FEES PAID TO CSAM OR TO CSAM'S PREDECESSOR, DLJAM

          For the past three fiscal years ended October 31, the Funds paid CSAM or CSAM's predecessor DLJAM, advisory fees, and CSAM and DLJAM waived fees and/or, reimbursed expenses of the Funds under the Advisory Agreements as follows:

OCTOBER 31, 2002

                                         FEES PAID
            FUND                       (AFTER WAIVERS)               WAIVERS                REIMBURSEMENTS
            ----                       ---------------               -------                --------------
Tax Efficient Fund                       $   405,035                 $522,137                $0
Large Cap Value Fund                     $   616,596                 $509,588                $0
Small Cap Value Fund                     $ 1,711,836                 $335,009                $0
International Fund                       $    72,370                 $142,866                $0

OCTOBER 31, 2001

                                         FEES PAID
            FUND                       (AFTER WAIVERS)               WAIVERS                REIMBURSEMENTS
            ----                       ---------------               -------                --------------
Tax Efficient Fund                      $1,035,106                   $(235,650)                     $0
Large Cap Value Fund                    $1,145,568                   $(254,834)                     $0
Small Cap Value Fund                    $1,784,256                   $ (54,966)                     $0
International Fund                      $  466,287                   $   0                          $0

OCTOBER 31, 2000

                                         FEES PAID
            FUND                       (AFTER WAIVERS)               WAIVERS                REIMBURSEMENTS
            ----                       ---------------               -------                --------------
Tax Efficient Fund                       $1,388,293                  $0                           $0
Large Cap Value Fund                     $1,442,618                  $0                           $0
Small Cap Value Fund                     $1,622,703                  $0                           $0
International Fund                       $   809,279                 $0                           $0

          SUB-ADVISORY AGREEMENTS

          International Fund has entered into Sub-Investment Advisory Agreements with CSAM and each of CSAM's United Kingdom affiliate ("CSAM U.K."), CSAM's Japanese affiliate ("CSAM Japan") and CSAM's Australian affiliate ("CSAM Australia"), each of which is named Credit Suisse Asset Management Limited (each of CSAM U.K., CSAM Japan and CSAM Australia may be referred to as a "Sub-Adviser").

          Subject to the supervision of CSAM, each Sub-Adviser, in the exercise of its best judgment, will provide investment advisory assistance and portfolio management advice to the International Fund in accordance with the Fund's Agreement & Declaration of Trust, as may be amended from time to time, the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION, as from time to time in effect, and in such manner and to such extent as may from time to time be approved by the Board. Each Sub-Adviser bears its own expenses incurred in performing services under the Sub-Advisory Agreement.

          CSAM U.K. is a corporation organized under the laws of England in 1982 and is registered as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act").

The principal executive office of CSAM U.K. is Beaufort House, 15 St. Botolph Street, London EC3A 7JJ, England. CSAM U.K. is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM U.K. has been in the money management business for over 16 years and as of September 30, 2002 managed approximately $47.4 billion in assets.

          CSAM Japan is a corporation organized under the laws of Japan in 1993 and is licensed as an investment adviser under the Japanese Investment Advisory Law and as an investment trust manager under the Japanese Trust Law. CSAM Japan is also registered as an investment adviser under the Advisers Act. The principal executive office of CSAM Japan is Shiroyama JT Mori Bldg. 3-1, Toranomon 4-Chome, Minato-Ku, Tokyo 105-6026 Japan. CSAM Japan is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM Japan, together with its predecessor company, has been in the money management business for over 16 years and as of September 30, 2002 managed approximately $8.7 billion in assets.

          CSAM Australia was registered as a company under the Laws of Victoria, Australia on September 15, 1989. CSAM Australia is licensed as a securities dealer and operator of managed investment schemes under the Australian Corporations Act of 2001 and is an investment adviser under the Advisers Act. The registered office of CSAM Australia is Level 32 Gateway, 1 Macquarie Place, Sydney 2001, Australia. CSAM Australia is a diversified asset manager, specializing in equity, fixed income and balanced portfolio management for a range of clients including pension funds, government agencies and large companies as well as private individuals. CSAM Australia has been in the funds management business for over 12 years and as of September 30, 2002 managed approximately $11.7 billion in assets.

          Under the Sub-Advisory Agreements with CSAM U.K. and CSAM Japan, CSAM (not the International Fund) pays each of CSAM U.K. and CSAM Japan an annual fee of $250,000 for services rendered with respect to the International Fund and all other Credit Suisse Funds for which that Sub-Adviser has been appointed to act as such. The portion of the fee allocated with respect to the International Fund is equal to the product of (a) the total fee and (b) a fraction, (i) the numerator of which is the average monthly assets of the Fund during such calendar quarter or portion thereof and (ii) the denominator of which is the aggregate average monthly assets of the Fund and certain other Credit Suisse Funds for which the Sub-Adviser has been appointed to act as sub-adviser during such calendar quarter or portion thereof. For the fiscal year ended October 31, 2002, the portion of the fees allocable to International Fund for CSAM U.K. and CSAM Japan were $1.682 and $1,692, respectively.

          Under the Sub-Advisory Agreement with CSAM Australia, CSAM (not the International Fund) pays CSAM Australia an annual fee of $480,000 for services rendered with respect to the International Fund and all other Credit Suisse Funds for which CSAM Australia has been appointed to act as Sub-Adviser. The portion of the fee allocated with respect to the International Fund is calculated in the same manner as set forth above with respect to the Sub-Advisory Agreements with CSAM U.K. and CSAM Australia. For the fiscal year ended October

31, 2002, the portion of the fee allocable to the International Fund for CSAM Australia was $6,535.

          Each Sub-Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Trustees or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. Each Sub-Advisory Agreement provides that the Sub-Adviser shall exercise its best judgment in rendering the services described in the Sub-Advisory Agreement and that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or CSAM in connection with the matters to which the Agreement relates, except that the Sub-Adviser shall be liable for a loss resulting from a breach of fiduciary duty by the Sub-Adviser with respect to the receipt of compensation for services; provided that nothing in the Sub-Advisory Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Fund or CSAM or to shareholders of the Fund to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement. Each Sub-Advisory Agreement may be terminated without penalty on 60 days' written notice by the Fund, CSAM or the Sub-Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          BOARD APPROVAL OF ADVISORY AGREEMENTS

          In approving the Advisory Agreement, the Board of Trustees of each Fund, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by CSAM or its affiliates in connection with providing services to the Fund, compared the fees charged by CSAM to those charged by CSAM with respect to its other clients for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by CSAM with respect to the Fund. The Board of Trustees also considered the Fund's performance relative to a selected peer group, the Fund's total expenses in comparison to funds of comparable size, and other factors. Specifically, the Board of Trustees noted information received at regular meetings throughout the year related to Fund performance and services rendered by CSAM, and benefits potentially accruing to CSAM and its affiliates from securities lending, administrative and brokerage relationships with affiliates of CSAM, as well as the Adviser's research arrangements with brokers who execute transactions on behalf of the Fund. The Board reviewed the profitability to CSAM and its affiliates of their services to the Fund and considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The Board reviewed whether, and if so to what extent, CSAM or its affiliates were waiving their fees and/or reimbursing Fund expenses and acknowledged that the fee waivers and reimbursements could be discontinued at any time. The Board of the International Fund also reviewed whether it would be appropriate to adopt breakpoints in the rate of advisory fees, whereby the rate of advisory fees would be reduced as fund assets increased. After requesting and reviewing such information as they deemed necessary, the Board concluded that the Advisory Agreement was in the best interests of the Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

          In approving each of the Sub-Advisory Agreements with CSAM U.K., CSAM Japan and CSAM Australia, the Board of the International Fund considered various matters and materials provided by CSAM, CSAM U.K., CSAM Japan and CSAM Australia. The Board considered, primarily, the benefits to the International Fund of retaining CSAM's United Kingdom, Japanese and Australian affiliates given the increased complexity of the domestic and international securities markets, specifically that retention of CSAM U.K., CSAM Japan and CSAM Australia would expand the universe of companies and countries from which investment opportunities could be sought and enhance the ability of the International Fund to obtain best price and execution on trades in international markets. The Board of the International Fund also carefully considered the particular expertise of CSAM U.K., CSAM Japan and CSAM Australia in managing the types of global investments which the Fund makes, including their personnel and research capabilities. The Board also evaluated the extent of the services to be offered by CSAM U.K., CSAM Japan and CSAM Australia. In addition, the Board of the International Fund took into account the lack of any anticipated adverse impact to the Fund as a result of the Sub-Advisory Agreements, particularly that the compensation paid to CSAM U.K., CSAM Japan and CSAM Australia would be paid by CSAM, not the International Fund, and, accordingly, that the retention of CSAM U.K., CSAM Japan and CSAM Australia would not increase the fees or expenses otherwise incurred by the International Fund's shareholders. After requesting and reviewing such information as they deemed necessary, the Board of the International Fund concluded that each Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve each Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

          ADMINISTRATION AGREEMENTS

          CSAMSI and State Street Bank and Trust Company ("State Street") serve as co-administrators to each Fund pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).

          CSAMSI became co-administrator to each Fund on February 1, 2001. For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, Small Cap Value pays CSAMSI a fee calculated daily and paid monthly at the annual rate of .10 % of the average daily net assets for the Common, Class A, Class B and Class C shares. Tax Efficient Fund, Large Cap Value Fund and International Fund pay CSAMSI a fee calculated daily and paid monthly at the annual rate for the .10% of the average daily net assets for the Class A, Class B and Class C shares.

          For the past two fiscal years ended October 31, the Funds paid CSAMSI administration fees, and CSAMSI waived fees and/or reimbursed expenses of the Funds under the Administration Agreements as follows:

October 31, 2002

               FUND                  FEES PAID (AFTER WAIVERS)               WAIVERS                      REIMBURSEMENTS
               ----                  -------------------------               -------                      --------------
Tax Efficient Fund                   $ 97,716                                $0                                 $0
Large Cap Value Fund                 $187,737                                $0                                 $0
Small Cap Value Fund                 $267,487                                $0                                 $0
International Fund                   $ 21,532                                $0                                 $0

October 31, 2001

               FUND                  FEES PAID (AFTER WAIVERS)               WAIVERS                      REIMBURSEMENTS
               ----                  -------------------------               -------                      --------------
Tax Efficient Fund                   $146,763                                $0                                 $0
Large Cap Value                      $179,009                                $0                                 $0
Small Cap Value                      $181,191                                $0                                 $0
International Fund                   $ 32,136                                $0                                 $0


          State Street became co-administrator to the Tax Efficient Fund, Large Cap Value Fund and the Small Cap Value Fund on July 1, 2002 and to the International Fund on August 1, 2002. For the services provided by State Street under the State Street Co-Administration Agreement, each Fund pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, exclusive of out-of-pocket expenses. Each class of shares of the Funds bears its proportionate share of fees payable to State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation. For the period from July 1, 2002 through October 31, 2002, the Tax Efficient Fund, Large Cap Value Fund, Small Cap Value Fund paid State Street fees under the State Street Co-Administration Agreement of $41,588, $23,388 and $59,962, respectively. For the period from August 1, 2002 through October 31, 2002 the International Fund paid State Street fees under the State Street Co-Administration Agreement of $4,171.

          PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Financial Services Group, served as a co-administrator to the Tax Efficient Fund, Large Cap Value Fund and the Small Cap Value Fund from February 1, 2001 through July 1, 2002 and to the International Fund from February 1, 2001 to August 1, 2002. PFPC received fees for its services calculated on each Fund's average daily net assets, as follows:

FUND                                                                   ANNUAL RATE
---------------------------------------------------------------------  ------------------------------------------
Tax Efficient Fund                                                     .075% for the first $500 million in assets
                                                                       .065% for the next $1 billion

FUND                                                                   ANNUAL RATE
---------------------------------------------------------------------  ------------------------------------------
                                                                       .055% for assets in excess of $1.5 billion

Large Cap Value Fund                                                   .075% of the first $500 million in assets
                                                                       .065% for the next $1 billion
                                                                       .055% for assets in excess of $1.5 billion

Small Cap Value Fund                                                   .075% for the first $500 million in assets
                                                                       .065% for the next $1 billion in assets
                                                                       .055% for assets in excess of $1.5 billion

International Fund                                                     .08% for the first $500 million in assets
                                                                       .07% for the next $1 billion in assets
                                                                       .06% for assets in excess of $1.5 billion

          For the fiscal years ended October 31, the Funds paid PFPC administration fees and PFPC waived fees and/or reimbursed expenses as follows:

November 1, 2001 through June 30, 2002 for the Tax Efficient Fund, Large Cap Value Fund and Small Cap Value Fund and November 1, 2001 until July 31, 2002, for the International Fund


         FUND                        FEES PAID (AFTER WAIVERS)                      WAIVERS                     REIMBURSEMENTS
         ----                        -------------------------                      -------                     --------------
Tax Efficient Fund                   $ 94,278                                $0                                 $0
Large Cap Value Fund                 $105,639                                $0                                 $0
Small Cap Value Fund                 $126,431                                $0                                 $0
International Fund                   $ 22,686                                $0                                 $0

October 31, 2001

         FUND                        FEES PAID (AFTER WAIVERS)                      WAIVERS                     REIMBURSEMENTS
         ----                        -------------------------                      -------                     --------------
Tax Efficient Fund                   $138,993                                $0                                 $0
Large Cap Value Fund                 $158,670                                $0                                 $0
Small Cap Value Fund                 $156,445                                $0                                 $0
International Fund                   $ 21,080                                $0                                 $0

          Each Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit CSFB to act as lending agent for the Funds, to permit securities loans to broker-dealer affiliates of CSFB, and to permit the investment of cash collateral received by CSFB in the Cash Reserve Portfolio of Credit Suisse Institutional Services Fund (the "Portfolio"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM, CSFB or any of their affiliates. These conditions include percentage limitations on the amount of a Fund's assets that may be invested in the Portfolio, restrictions on the Portfolio's ability to collect sales charges and certain other fees, and a requirement that each Fund that invests in the Portfolio will do so at the same price as each other Fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

          CODE OF ETHICS

          Each Fund, CSAM, CSAM U.K., CSAM Japan, CSAM Australia and CSAMSI have each adopted a written Code of Ethics (the "Code"), which permits personnel covered by the Code ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

          The Board of each Fund reviews the administration of the Code at least annually and may impose sanctions for violations of the Code.

          CUSTODIAN AND TRANSFER AGENT

          State Street acts as the custodian for each Fund and also acts as the custodian for the Funds' foreign securities pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of each Fund, (b) holds and transfers portfolio securities on account of each Fund, (c) accepts receipts and makes disbursements of money on behalf of each Fund, (d) collects and receives all income and other payments and distributions on account of each Fund's portfolio securities, and (e) makes periodic reports to the Funds' Boards of Trustees concerning each Fund's operations. With the approval of the Board, State Street is authorized to select one or more foreign banking institutions and foreign securities depositories to serve as sub-custodian on behalf of the Funds and to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of the Funds. For this service to the Funds under the Custodian Agreements, State Street receives a fee which is calculated based upon each Fund's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Funds. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

          Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), serves as the shareholder servicing, transfer and dividend disbursing agent of each Fund pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Funds, (ii) addresses and mails all communications by the Funds to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Boards concerning the transfer agent's operations with respect to the Funds. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.

          DISTRIBUTION AND SHAREHOLDER SERVICING

          DISTRIBUTOR. CSAMSI serves as distributor of the Funds' shares and offers each Fund's shares on a continuous basis. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

          COMMON SHARES

          The Small Cap Value Fund has adopted a Shareholder Servicing and Distribution Plan for its Common shares (the "Common Shares 12b-1 Plan"), pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Small Cap Value Fund pays CSAMSI under the CSAMSI Co-Administration Agreement a fee calculated at an annual rate of .25% of the average daily net assets of the Common shares of each Fund. This fee is in addition to the co-administrative service fee paid by each Fund under the CSAMSI Co-Administrative Agreement and is intended to compensate CSAMSI, or to enable CSAMSI to compensate other persons ("Service Providers"), for providing Services (as defined below) to the Fund. Services performed by CSAMSI under the CSAMSI Co-Administration Agreement or by Service Providers include (i) services that are primarily intended to result in, or that are primarily attributable to, the sale of the Common shares, as set forth in the Common Shares 12b-1 Plan ("Selling Services") and (ii) ongoing servicing and/or maintenance of the accounts of Common shareholders of the Small Cap Value Fund, as set forth in the Common Shares 12b-1 Plan ("Shareholder Services," and together with Selling Services, "Services").

          Shareholder Services may include, without limitation, responding to Fund shareholder inquiries and providing services to shareholders not otherwise provided by the Fund's distributor or transfer agent. Selling Services may include, without limitation, (a) the printing and distribution to prospective investors in Common shares of prospectuses and statements of additional information describing the Fund; (b) the preparation, including printing, and distribution of sales literature, advertisements and other informational materials relating to the Common Shares; (c) providing telephone services relating to the Fund, including responding to inquiries of prospective Fund investors; (d) formulating and implementing marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising and (e) obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. In providing compensation for Services in accordance with Common Shares 12b-1 Plan, CSAMSI is authorized (i) to make, or cause to be made, payments to Service Providers reflecting an allocation of overhead and other office expenses related to providing Services and (ii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services.

          For the fiscal year ended October 31, 2002, the Common Class shares of the Small Cap Value Fund paid CSAMSI $108,136 under the Common Shares 12b-1 Plans.

          Each Fund has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other financial intermediaries (collectively, "Service Organizations") or, if applicable, their designees, to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Fund's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Fund may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by the Fund in proper form will be priced at the Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund shares are purchased directly from the Funds.

          For administration, subaccounting, transfer agency and/or other services, CSAM or its affiliates may pay Service Organizations a fee of up to ..50% of the average annual value of accounts with the Funds maintained by such Service Organizations. Service Organizations may also be paid additional amounts on a one-time or ongoing basis, which may include a fee of up to 1.00% of new assets invested in a Fund. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper. Each Fund may reimburse CSAM part of this fee at rates they would normally pay to the transfer agent for providing the services.

          ADVISOR SHARES

          The Large Cap Value Fund has entered into an agreement (the "Agreement") with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries ("Institutions") to provide certain distribution, shareholder servicing, administrative and/or accounting services for their clients or customers (or participants in the case of retirement plans) ("Customers") who are beneficial owners of Advisor Shares. The Agreement is governed by a distribution plan (the "Advisor Shares 12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Large Cap Value Fund pays in consideration for services, a fee calculated at an annual rate of .50% of the average daily net assets of the Advisor Shares of the Fund, although under the Advisor Shares 12b-1 Plan the Fund is authorized to pay up to .75% of the Fund's Advisor Class shares. Such payments may be paid to Institutions directly by the Fund or by CSAMSI on behalf of the Fund.

          Certain Institutions may receive additional fees from CSAMSI, CSAM or their affiliates on a one-time or ongoing basis for providing supplemental services in connection with investments in the Fund. Institutions may also be reimbursed for marketing and other costs.

Additional fees may be up to 0.25% per year of the value of the Fund accounts maintained by the firm and, in certain cases, may include a fee of up to 1.00% of new assets invested in the Fund. Fees payable to any particular Institution are determined based upon a number of factors, including the nature and quality of the services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Institution. To the extent that CSAMSI, CSAM or their affiliates provide additional compensation or reimbursements for marketing expenses, such payments would not represent an additional expense to the Fund or their shareholders.

          An Institution with which the Fund has entered into an Agreement with respect to its Advisor Shares may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the Institution: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed); (iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). Services provided by an Institution to Customers are in addition to, and not duplicative of, the services to be provided under the Fund's co-administration and distribution and shareholder servicing arrangements. A Customer of an Institution should read the relevant PROSPECTUS and this STATEMENT OF ADDITIONAL INFORMATION in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customers prior to any purchase of Fund shares. Prospectuses are available from the Fund's distributor upon request. No preference will be shown in the selection of Fund portfolio investments for the instruments of Institutions.

          CLASS A, CLASS B AND CLASS C SHARES.

          The respective Board of Trustees for the Tax Efficient, Large Cap Value and Small Cap Value of the Funds have adopted Plans of Distribution for its Class A shares, Class B shares and Class C shares ("A Shares 12b-1 Plan", "B Shares 12b-1 Plan" and "C Shares 12b-1 Plan" respectively). Each of the A Shares 12b-1 Plans, B Shares 12b-1 Plan and C Shares 12b-1 Plan permit the Funds to compensate CSAMSI for activities associated with the distribution of these classes of shares.

          The A Shares 12b-1 Plans currently provide that a service fee of .25% per year of the average daily net assets of the Class A shares will be paid as compensation to CSAMSI. The B Shares 12b-1 Plan currently provides that: (i) an asset based sales charge of .75% per year and (ii) a service fee of .25% per year, in each case, of the average daily net assets of the Class B shares will be paid as compensation to CSAMSI. The C Shares 12b-1 Plan currently provides that: (1) an asset-based sales charge of .75% per year, and (iii) a service fee of .25% per year, in each case, of the average daily net assets of the Class C shares will be paid as compensation to CSAMSI. For the fiscal year ended October 31, 2002, each Fund paid CSAMSI under its 12b-1 plans as follows:

               FUND                        CLASS A 12b-1 PLAN                CLASS B 12b-1 PLAN                 CLASS C 12b-1 PLAN
               ----                        ------------------                ------------------                 ------------------
Tax Efficient Fund                              $230,629                          $313,229                           $39,368

Large Cap Value Fund                            $332,952                          $333,191                           $20,948

Small Cap Value Fund                            $499,401                          $208,821                           $35,900

          During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under each Fund's A Shares 12b-1 Plan as follows:

                                       TAX EFFICIENT
                                            FUND            LARGE CAP VALUE FUND       SMALL CAP VALUE FUND
                                            ----            --------------------       --------------------
Advertising                                $28,953                $28,805                     $43,497

Printing and mailing for                   $43,917                $56,524                     $97,343
promotional purposes

Compensation to broker-dealers            $116,846                $124,836                   $230,211

People-related and occupancy               $47,929                $52,083                    $104,803

Other                                      $14,716                $18,371                     $36,024

          During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under each Fund's B Shares 12b-1 Plans as follows:

                                       TAX EFFICIENT
                                            FUND            LARGE CAP VALUE FUND       SMALL CAP VALUE FUND
                                            ----            --------------------       --------------------
Advertising                                $6,650                  $7,153                     $4,605

Printing and mailing for                   $15,846                $16,156                     $10,844
promotional purposes

Compensation to broker-dealers            $284,301                $316,696                   $334,274

People-related and occupancy               $16,306                $17,364                     $10,928

Other                                      $4,994                  $5,454                     $3,592

          During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under each Fund's C Shares 12b-1 Plans as follows:


                                       TAX EFFICIENT
                                            FUND            LARGE CAP VALUE FUND       SMALL CAP VALUE FUND
                                            ----            --------------------       --------------------
Advertising                                 $826                    $478                       $821

Printing and mailing for                   $3,353                  $3,576                     $2,786
promotional purposes

Compensation to broker-dealers             $64,665                $71,188                     $63,437

People-related and occupancy               $2,045                  $5,083                     $1,873

Other                                       $565                   $1,601                      $684

          With respect to sales of the Funds' Class B, Class C or certain sales of Class A shares through a broker-dealer, financial intermediary or financial institution (each a "financial representative"), CSAMSI pays the financial representative a concession at the time of sale. In addition, an ongoing maintenance fee is typically paid to financial representatives on sales of Class A, Class B and Class C shares. The payments to the financial representatives will continue to be paid for as long as the related assets remain in the Funds.

          In addition to the concession and maintenance fee paid to financial representatives, CSAMSI or its affiliates may from time to time pay additional compensation on a one-time or ongoing basis to financial representatives in connection with the sale of shares, which may include a fee of up to 1.00% of new assets invested in a Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of the Funds. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Funds during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

          INTERNATIONAL FUND -CLASS A, CLASS B AND CLASS C SHARES.

          Pursuant to Rule 12b-1 adopted by the SEC under the 1940 Act, the International Fund has a Distribution Agreement (the "Distribution Agreement") and a Rule 12b-1 Plan for the Fund to permit the Fund directly or indirectly to pay expenses associated with the distribution of shares.

          Pursuant to the provisions of the 12b-1 Plans and the Distribution Agreement, the International Fund pays a distribution services fee each month to CSAMSI, with respect to Class A, Class B and Class C shares of the Fund, at an annual rate of up to .25%, 1% and 1%, respectively. For the fiscal year ended October 31, 2002, the Fund paid CSAMSI under its 12b-1 Plans as follows:



          CLASS A                       CLASS B                        CLASS C
          --------                      --------                       -------
          $32,607                       $24,572                        $2,043


          During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under the International Fund's A Shares 12b-1 Plan as follows:


Advertising                                $3,768

Printing and mailing for                   $8,592
promotional purposes

Compensation to broker-dealers             $9,611

People-related and occupancy               $9,266

Other                                      $20,802


          During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under the International Fund's B Shares 12b-1 Plan as follows:


Advertising                                  $45

Printing and mailing for                   $1,184
promotional purposes

Compensation to broker-dealers             $6,204

People-related and occupancy                $110

Other                                        $27


          During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under the International Fund's C Shares 12b-1 Plan as follows:


Advertising                                 $919

Printing and mailing for                   $2,030
promotional purposes

Compensation to broker-dealers             $29,314

People-related and occupancy               $1,312

Other                                      $10,312


          An initial concession or ongoing maintenance fee may be paid to broker dealers on sales of the Fund's shares. Pursuant to the fund's 12b-1 Plans, if such fee is paid, the Distributor is then reimbursed for such payments with amounts paid from the assets of the Fund. The payments to the broker-dealer, although a Fund expense which is paid by all shareholders, will only directly benefit investors who purchase their shares through a broker-dealer rather than from the Fund. Broker-dealers who sell shares of the Fund may provide services to their customers that are not available to investors who purchase their shares directly from the Fund. Investors who purchase their shares directly from the fund will pay a pro rata share of the Fund's expenses of encouraging broker-dealers to provide such services but no receive any of the direct benefits of such services. The payments to the broker-dealers will continue to be paid for as long as the related assets remain in the Fund.

          Under the Distribution Agreements, CSAM may make payments to the Distributor from CSAM's own resources, which may include the management fees paid by the Fund. In addition to the concession and maintenance fee paid to dealers or agents, the Distributor will from time to time pay additional compensation to dealers or agents in connection with the sale of shares. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives of such dealers or agents who sell shares of the Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Fund during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such dealer or agent may elect to receive cash incentives of equivalent amounts in lieu of such payments.

          GENERAL. Each 12b-1 Plan will continue in effect for so long as its continuance is specifically approved at least annually by each Fund's Board, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plans ("Independent Trustees"). Any material amendment of any of the Common Shares 12b-1 Plan, the Advisor Shares 12b-1 Plan or A Shares, B Shares and C Shares 12b-1 Plans would require the approval of the Board in the same manner. The Common Shares, Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans may not be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. Each of the Common Shares, Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

          Payments by the Funds to CSAMSI under the Common Shares, Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed the distribution expenses actually incurred.

          CSAMSI provides the Board of each Fund with periodic reports of amounts spent under the Common Shares, Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans and the purposes for which the expenditures were made.

          ORGANIZATION OF THE FUNDS

          TAX EFFICIENT FUND, LARGE CAP VALUE FUND AND SMALL CAP VALUE FUND

          The Credit Suisse Capital Funds (previously the Credit Suisse Warburg Pincus Capital Funds) is a "series fund" comprised of the following diversified, open-end investment management companies, commonly known as "mutual funds;" Credit Suisse Tax Efficient Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund (collectively the "Capital Funds"). The Credit Suisse Capital Funds is empowered to expand the series by establishing additional Funds with investment objectives and policies that differ from those of the current Funds. The Credit Suisse Capital Funds also may offer additional classes of shares.

          Of the Capital Funds, this Statement of Additional Information is for the Tax Efficient Fund, the Large Cap Value Fund and the Small Cap Value Fund. The Tax Efficient Fund, the Large Cap Value Fund and the Small Cap Value Fund are authorized to issue an unlimited number of shares of beneficial interest divided into five classes, designated Class A, Class B, Class C, Class D and Common Class Shares . In addition the Large Cap Value Fund is also authorized to issue an unlimited number of shares of beneficial interest, designated Advisor Class Shares. Each class of shares represents an interest in the same assets of a Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees, which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature, and (v) Common Class shares have slightly different procedures for buying and selling shares and available services, as described in the Prospectus under "Buying and Selling Shares" and "Shareholder Services." In accordance with the Credit Suisse Capital Funds' Amended and Restated Agreement and Declaration of Trust, the Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. Currently, each of the Tax Efficient Fund, Large Cap Value Fund and Small Cap Value Fund are offering three classes of shares, designated Class A, Class B and Class C and the Small Cap Value Fund is also offering Common Class shares.

          The Credit Suisse Capital Funds was formed on November 26, 1985 as a "business trust" under the laws of The Commonwealth of Massachusetts. Under Massachusetts law, shareholders of a business trust, unlike shareholders of a corporation, could be held personally liable as partners for the obligations of the trust under certain circumstances. The Amended and Restated Agreement and Declaration of Trust, however, provides that shareholders of Credit Suisse Capital Funds shall not be subject to any personal liability for the acts or obligations of Credit Suisse Capital Funds and that every written obligation, contract, instrument or undertaking made by Credit Suisse Capital Funds shall contain a provision to that effect. Upon payment of any liability, the shareholder will be entitled to reimbursement from the general assets of the appropriate Fund. The Trustees intend to conduct the operation of Credit Suisse Capital Funds, with the advice of counsel, in such a way as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of Credit Suisse Capital Funds.

          The Amended and Restated Agreement and Declaration of Trust further provide that no Trustee, officer, employee or agent of Credit Suisse Capital Funds is liable to Credit Suisse Capital Funds or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of Credit Suisse Capital Funds, except such liability as may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties. It also provides that all third parties shall look solely to the property of Credit Suisse Capital Funds or the property of the appropriate Fund for satisfaction of claims arising in connection with the affairs of Credit Suisse Capital Funds or of the particular Fund, respectively. With the exceptions stated, the Amended and Restated Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of Credit Suisse Capital Funds against all liability in connection with the affairs of Credit Suisse Capital Funds.

          All shares of Credit Suisse Capital Funds when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series or for reasons such as the desire to establish one or more additional Funds with different investment objectives, policies or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series or classes would be governed by the Investment Company Act of 1940 and the laws of the Commonwealth of Massachusetts.

          INTERNATIONAL FUND

          Credit Suisse Opportunity Funds (previously the Credit Suisse Warburg Pincus Opportunity Funds) (the "Opportunity Funds") was formed on May 31, 1995 as a business trust under the laws of the state of Delaware. Its shares are currently divided into four series, the Credit Suisse High Income Fund, the Credit Suisse Municipal Money Fund, the Credit Suisse U.S. Government Money Fund and the Credit Suisse International Fund. The Credit Suisse Opportunity Funds have an unlimited number of authorized shares of beneficial interest, par value $.001 per share, which may, without shareholder approval, be divided into an unlimited number of series and an unlimited number of classes.

          The Agreement and Declaration of Trust provides that no Trustee, officer, employee or agent of the Credit Suisse Opportunity Funds is liable to the Funds or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third person in connection with the affairs of the Funds, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. It also provides that all third parties shall look solely to the property of the appropriate Credit Suisse Opportunity Fund for satisfaction of claims arising in connection with the affairs of a Credit Suisse Opportunity Fund. With the exceptions stated, the Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of the Credit Suisse Opportunity Funds against all liability in connection with the affairs of the Credit Suisse Opportunity Funds.

          All shares of the Credit Suisse Opportunity Funds when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Credit Suisse Opportunity Funds with different investment objectives, policies, risk considerations or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series would be governed by the Act and the laws of the State of Delaware.

          On December 12, 2002, the Board of Trustees of Credit Suisse Opportunity Funds on behalf of the International Fund approved, subject to shareholder approval, a proposed reorganization (the "Reorganization") whereby all of the assets and liabilities of the International Fund would be transferred to the Credit Suisse International Focus Fund ("International Focus Fund"), in exchange for shares of the International Focus Fund. The International Fund would be liquidated and shares of the International Focus Fund would be distributed to International Fund's shareholders.

          If the Reorganization is completed, each shareholder of the International Fund would become a shareholder of the International Focus Fund with the same aggregate net asset value as their shares of the International Fund. The Reorganization is subject to the completion of certain conditions, including the approval of the International Fund's shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders of the International Fund in anticipation of a special meeting of shareholders to be held at a later date.

          GENERAL

          Shares of each class represent equal pro rata interests in the respective Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the higher fees paid by Class B and Class C shares, the total return on Class B and Class C shares can be expected to be lower than the total return on Class A and Common shares, and in turn, because of the higher fees paid by Class A shares, and for the Small Cap Value Fund the total return on Class A shares can be expected to be lower than the total return on Common shares. Class B shares convert to Class A shares after 8 years but Class C shares never convert to another class of shares, so annual expenses remain higher for Class C shares. Unless the context clearly suggests otherwise, references to a Fund in this prospectus are to the Fund as a whole and not to any particular class of the Fund's shares.

          Investors in a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Trustee of each Fund may be removed from office upon the vote of shareholders holding at least a majority of the relevant Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of a Fund.

          Each Fund sends to its investors a semiannual report and an audited annual report, each of which includes a list of the investment securities held by the Fund and a statement of the performance of the Fund. Periodic listings of the investment securities held by the Fund, as well as certain statistical characteristics of the Fund, may be obtained by calling Credit Suisse Funds at 800-927-2874 or on the Credit Suisse Funds web site at www.CreditSuisseFunds.com.

          ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          The offering price of each Fund's shares is equal to the per share net asset value of the relevant class of shares of the Fund, plus, in the case of Class A shares of the Funds, any applicable sales charges.

          As a convenience to the investor and to avoid unnecessary expense to the Funds, share certificates representing shares of the Funds are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share issuance. The Funds retain the right to waive such fee in their sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Funds).

          Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with the Funds are authorized to accept orders on the Funds' behalf. Shareholders maintaining Fund accounts through brokerage firms and other intermediaries should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of a Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or CSAMSI. Should an investor place a transaction order with such an intermediary after its deadline, the intermediary may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

          COMMON CLASS SHARES. To purchase Common shares directly from the Small Cap Value Fund, contact the Fund to obtain an application. Fill it out and mail it to the Fund along with an investment check, payable to "Credit Suisse Funds." The Fund cannot accept "starter" checks that do not have your name preprinted on them. The Fund also cannot accept checks payable to you or to another party and endorsed to the order of the Fund. These types of checks may be returned to you and your purchase order may not be processed.

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES. Class A shares, Class B shares and Class C shares are designed for investors seeking the advice of financial representatives and are not offered directly for purchase from the Funds. All purchases of Class A shares, Class B shares and Class C shares are confirmed to each shareholder and are credited to such shareholder's account at net asset value after receipt in good order and deduction of any applicable sales charge.

          Class A shares of the Funds are sold to investors at the public offering price, which is the net asset value plus the applicable sales charge (unless you are entitled to a waiver):

                     Initial Sales Charge -- Class A Shares

AMOUNT PURCHASED                         AS A % OF AMOUNT     AS A % OF OFFERING       COMMISSION TO FINANCIAL
                                             INVESTED                PRICE             REPRESENTATIVE AS A % OF
                                                                                            OFFERING PRICE
---------------------------------------------------------------------------------------------------------------
Less than $50,000                              6.10%                 5.75%                      5.00%
$50,000 to less than $100,000                  4.99%                 4.75%                      4.00%
$100,000 to less than $250,000                 3.90%                 3.75%                      3.00%
$250,000 to less than $500,000                 2.56%                 2.50%                      2.00%
$500,000 to less than $1,000,000               2.04%                 2.00%                      1.75%
$1,000,000 or more                              0*                     0                        1.00%**

* On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described in the Prospectus).

** The distributor may pay a financial representative a fee as follows: up to 1% on purchases up to and including $3 million, up to .50% on the next $47 million, and up to .25% on purchase amounts over $50 million.

         From time to time, the distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares. Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Funds as defined in the Securities Act of 1933.

         Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds' Class A shares, Class B shares or Class C shares. Some may establish higher minimum investment requirements than set forth in the Prospectus. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's return. Firms also may hold the Funds' Class A shares, Class B shares or Class C shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds and/or from CSAMSI or an affiliate for record keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may have access to their clients' direct Fund accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursements of cash dividends. Such firms may receive compensation from the Funds and/or from CSAMSI or an affiliate for these services. The Prospectus relating to Class A shares, Class B shares or Class C shares should be read in connection with such firms' material regarding their fees and services.

         Reduced sales charges shown in the above schedules apply to the aggregate of purchases of Class A shares of the Funds made at one time by any "purchaser." The term "purchaser" includes:

    - an individual, the individual's spouse or domestic partner, and his or her children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

    - any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

    - a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member; and

    - a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and/or an immediate family member.

         INITIAL SALES CHARGES WAIVERS. The initial sales charge may be waived for the following shareholders or transactions: (1) investment advisory clients of the Adviser; (2) officers, current and former Trustees of the Funds, current and former directors or trustees of other investment companies managed by the CSAM or its affiliates, officers, directors and full-time employees of CSAM or its affiliates ("Related Entities"); or the spouse, siblings, children, parents or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Funds); (3) an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the Funds); (4) shares purchased by RIAs on behalf of fee-based accounts or by broker-dealers that have sales agreements with the Funds and for which shares have been purchased on behalf of wrap fee client accounts and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services; (5) shareholders who received shares in the Credit Suisse Funds as a result of the merger of Neuwirth Fund, Inc., Pine Street Fund, Inc. or deVegh Mutual Fund, Inc., and who have maintained their investment in such shares; (6) shares purchased for 401(k) Plans, 403(b) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans; (7) Class B shares which are automatically converted to Class A shares; and (8) Class A shares acquired when dividends and distributions are reinvested in the Funds.

         For the fiscal year ended October 31, 2002, CSAMSI received $23,621, $76,255, $164,658 and $11,674 on the sale of Class A shares of Tax Efficient Fund, Large Cap Value Fund, Small Cap Value Fund and the International Fund, respectively, of which CSAMSI retained $3,372, $11,137, $22,833 and $2,278, respectively. For the fiscal year ended October 31, 2002, CSAMSI received $0, $0, $0, and $0 on contingent deferred sales charges on redemptions of Class A shares of Tax Efficient Fund, Large Cap Value Fund, Small Cap Value Fund and International Fund, respectively. For the fiscal year ended October 31, 2002, CSAMSI received $99,758, $38,231, $24,281 and $4,596 in contingent deferred sales charges on redemptions of Class B shares, respectively, of Tax Efficient Fund, Large Cap Value Fund, Small Cap Value Fund, and International Fund. For the fiscal year ended October 31, 2002, CSAMSI received $3,221, $1,293, $6,615 and $0 in contingent deferred sales charges on redemptions of Class C shares, respectively, of Tax Efficient Fund, Large Cap Value Fund, Small Cap Value Fund, and International Fund.

         REDEMPTIONS

         GENERAL. Shares of the Funds may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE following the receipt in proper form by the Funds of the shares tendered for redemption, less any applicable contingent deferred sales charge in the case of Class B and Class C shares of the Funds, and certain redemptions of Class A shares of the Funds.

         Under the 1940 Act, a Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of Fund securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90- day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

         AUTOMATIC CASH WITHDRAWAL PLAN. An automatic cash withdrawal plan (the "Plan") is available to shareholders who wish to receive specific amounts of cash periodically.

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

Withdrawals may be made under the Plan by redeeming as many shares of the relevant Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. As described in the Prospectus, certain withdrawals under the Plan for the holder of Class A shares, Class B shares, and Class C shares of the Funds may be subject to a deferred sales charge.

           SPECIAL PROVISIONS APPLICABLE TO EACH FUND'S CLASS B AND CLASS C SHARES ONLY.

           The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:

                                            CONTINGENT DEFERRED SALES CHARGE AS A
           YEAR SINCE PURCHASE               PERCENTAGE OF THE LESSER OF DOLLARS
               PAYMENT MADE                     INVESTED OR REDEMPTION PROCEEDS
               ------------                     -------------------------------
          First                                            4.0%
          Second                                           3.0%
          Third                                            2.0%
          Fourth                                           1.0%
          After Fourth                                     0.0%

         For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

         CONTINGENT DEFERRED SALES CHARGE - GENERAL. The following example will illustrate the operation of the contingent deferred sales charge on Class B shares. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

         The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins on the last day of the month in which the order for the investment is received. For example, an investment made on September 10, 2002 will be eligible for the second year's charge if redeemed on or after October 1, 2003. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. CSAMSI receives any contingent deferred sales charge directly.

         The CDSC applicable to redemptions of Class C shares made within one year from the original date of purchase of such shares is waived for donor-advised charitable funds advised or sponsored by CSAM or its affiliates.

         A limited Contingent Deferred Sales Charge ("Limited CDSC") is imposed by each of the Funds upon redemptions of Class A shares made within 12 months of purchase, if such purchases were made at net asset value on a purchase of $1,000,000 or more and the distributor paid any commission to the financial representative. The Limited CDSC also applies to redemptions of shares of other funds into which such Class A share are exchanged.

                               EXCHANGE PRIVILEGE

         An exchange privilege with certain other funds advised by CSAM is available to investors in each Fund. A Common shareholder of the Small Cap Value Fund may exchange Common shares of the Fund for Common shares of another Credit Suisse Fund at their respective net asset values. An Advisor shareholder of the Large Cap Value Fund may exchange Advisor shares of the Fund for Advisor shares of another Credit Suisse Fund at their respective net asset values. Class A, Class B or Class C shareholder of a Fund may exchange those shares for shares of the same class of another Credit Suisse Fund at their respective net asset values, subject to payment of any applicable sales charge differential, or for shares of a Credit Suisse money market fund, without payment of any sales charge differential. Not all Credit Suisse Funds offer all classes of shares.

         If an exchange request is received by Credit Suisse Funds or their agent prior to the close of regular trading on the NYSE, the exchange will be made at each Fund's net asset value determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases and, except for exchanges of Class A shares, Class B shares or Class C shares, will be effected without a sales charge. The Funds may refuse exchange purchases at any time without prior notice. Certain Credit Suisse Funds into which shares are exchanged may required that the shareholder hold the shares for 12 months to avoid a Limited CDSC.

         The exchange privilege is available to shareholders residing in any state in which the shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of a Fund for shares in another Credit Suisse Fund should review the prospectus of the other fund prior to making an exchange. For further information regarding the exchange privilege or to obtain a current prospectus for another Credit Suisse Fund, an investor should contact Credit Suisse Funds at 800-927-2874.

         The Funds reserve the right to refuse exchange purchases by any person or group if, in CSAM's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Examples of when an exchange purchase could be refused are when the Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. The Funds reserve the right to terminate or modify the exchange privilege at any time upon 60 days notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

         The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in the Funds. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Funds. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, both of which are subject to change.

         THE FUNDS AND THEIR INVESTMENTS

         Each Fund intends to continue to qualify to be treated as a regulated investment company ("RIC") under the code during each taxable. To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings (the "Asset Diversification Requirement") so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

         As a regulated investment company, each Fund that satisfies the minimum distribution requirement will not be subject to United States federal income tax on its net investment income (I.E., income other than its net realized long-term and short-term capital gains) net realized long-term and short-term capital gains that it distributes to its shareholders, A Fund will satisfy the minimum distribution requirement if it distributes to its shareholders at least 90% of the sum of its investment company taxable income (I.E., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers)), and its net tax-exempt interest income for the taxable year is. Each Fund will be subject to tax at regular corporate rates on any investment company taxable income that it does not distribute to its shareholders. Any dividend declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year.

         Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board of Trustees of each Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each Fund currently expects to distribute any such excess annually to its shareholders. However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their own United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

         The Code imposes a 4% nondeductible excise tax on each Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains that are subject to corporate income tax in the hands of the Fund will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

         With regard to each Fund's investments in foreign securities, exchange control regulations may restrict repatriations of investment income and capital or the proceeds of securities sales by foreign investors such as the Fund and may limit the Fund's ability to pay sufficient dividends and to make sufficient distributions to satisfy the 90% and excise tax distribution requirements.

         If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains or tax-exempt interest. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

         A Fund's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in short sales or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

         A Fund's investments in zero coupon securities, if any, may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between a zero coupon security's face value and its purchase price is imputed as income to the Fund each year even though the Fund receives no cash distribution until maturity. Under the U.S. federal tax laws, the Fund will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Fund.

         "Constructive sale" provisions apply to activities by the Fund which lock in gain on an "appreciated financial position." Generally, a "position" is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, an option, or a future or forward contract. The entry into a short sale, a swap contract or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of a stock or debt instrument at a time when the Fund holds an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these rules may cause a Fund to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

         SPECIAL TAX CONSIDERATIONS

         The following discussion relates to the particular federal income tax consequences of the investment policies of the Funds.

         STRADDLES. The options transactions that the Funds enter into may result in "straddles" for federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Funds for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the "required distribution" that the Funds must make in order to avoid federal excise tax. Furthermore, in determining their investment company taxable income, the Funds may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Funds of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Funds are uncertain which (if any) of these elections they will make.

         OPTIONS AND SECTION 1256 CONTRACTS. The writer of a covered put or call option generally does not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the writer generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the writer in determining the capital gain or loss recognized in the resultant sale. However, certain options transactions as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (I.E., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of Section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the relevant Fund for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of Section 1256 contracts that the relevant Fund continued to hold. Investors should also note that Section 1256 contracts will be treated as having been sold on October 31 in calculating the "required distribution" that a Fund must make to avoid federal excise tax liability.

         Each of the Funds may elect not to have the year-end mark-to-market rule apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of such Fund that are not Section 1256 contracts.

         FOREIGN CURRENCY TRANSACTIONS. In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the Asset Diversification Requirement.

         Under Code Section 988 special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, a Fund may elect capital gain or loss treatment for such transactions. Alternatively, a Fund may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to Code Section 988 will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if losses from a foreign currency transaction subject to Code Section 988 exceed other investment company taxable income during a taxable year, a Fund will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.

         PASSIVE FOREIGN INVESTMENT COMPANIES. If a Fund acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), such Fund may be subject to federal income tax and a deferral interest charge on any "excess distribution" received with respect to such shares or any gain recognized upon a disposition of such shares, notwithstanding the distribution of such income to the shareholders of such Fund. Additional charges in the nature of interest may also be imposed on a Fund in respect of such deferred taxes. However, in lieu of sustaining the foregoing tax consequences, a Fund may elect to have its investment in certain PFICs taxed as an investment in a "qualified electing fund" ("QEF"). A Fund making a QEF election would be required to include in its income each year a ratable portion, whether or not distributed, of the ordinary earnings and net capital gain of the QEF. Any such QEF inclusions would have to be taken into account by a Fund for purposes of satisfying the Distribution Requirement and the excise tax distribution requirement.

         A Fund may elect (in lieu of paying deferred tax or making a QEF election) to mark-to-market annually any PFIC shares that it owns and to include any gains (but not losses) that it was deemed to realize as ordinary income. A Fund generally will not be subject to deferred federal income tax on any gains that it is deemed to realize as a consequence of making a mark-to-market election, but such gains will be taken into account by the Fund for purposes of satisfying the Distribution Requirement and the excise tax distribution requirement.

         ASSET DIVERSIFICATION REQUIREMENT. For purposes of the Asset Diversification Requirement, the issuer of a call option on a security (including an option written on an exchange) will be deemed to be the issuer of the underlying security. The Internal Revenue Service has informally ruled, however, that a call option that is written by a fund need not be counted for purposes of the Asset Diversification Requirement where the fund holds the underlying security. However, the Internal Revenue Service has also informally ruled that a put option written by a fund must be treated as a separate asset and its value measured by "the value of the underlying security" for purposes of the Asset Diversification Requirement, regardless (apparently) of whether it is "covered" under the rules of the exchange. The Internal Revenue Service has not explained whether in valuing a written put option in this manner a fund should use the current value of the underlying security (its prospective future investment); the cash consideration that must be paid by the fund if the put option is exercised (its liability); or some other measure that would take into account the fund's unrealized profit or loss in writing the option. Under the Code, a fund may not rely on informal rulings of the Internal Revenue Service issued to other taxpayers. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its writing of options in order to stay within the limits of the Asset Diversification Requirement.

         FOREIGN TAXES. Dividends and interest received by the Funds on investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund qualifies as a RIC, if certain asset and distribution requirements are satisfied and if more than 50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make such an election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their own U.S. federal income taxes. Shortly after any year for which it makes such an election, a Fund will report to its shareholders the amount per share of such foreign income tax that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

         FUND TAXES ON SWAPS. As a result of entering into swaps, the Funds may make or receive periodic net payments. They may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year).

         DIVIDENDS AND DISTRIBUTIONS. Dividends of investment income and distributions of short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by a Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).

         Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

         Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect an amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

         If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (I.E., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

         SALES OF SHARES. Upon the sale or exchange of shares, a shareholder will recognize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

         BACKUP WITHHOLDING. A Fund may be required to withhold, for United States federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding.

Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liability.

         NOTICES. Shareholders will be notified annually by the relevant Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "The Funds and Their Investments") made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

         OTHER TAXATION. Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

         THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE FUNDS AND THEIR SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUNDS.

                          DETERMINATION OF PERFORMANCE

         From time to time, a Fund may quote the total return of its shares in advertisements or in reports and other communications to shareholders. Funds that meet the size requirements for listing in THE WALL STREET JOURNAL are listed under the heading "Credit Suisse Common" for Common Class shares, "Credit Suisse ADV" for Advisor Class shares and "Credit Suisse ABC" for Class A, Class B and Class C shares. Current total return figures may be obtained by calling Credit Suisse Funds at 800-927-2874.

         AVERAGE ANNUAL TOTAL RETURNS

         Average annual total return figures show the average percentage change in value of an investment in a Fund from the beginning of the measurement period to the end of the measurement period. The figures reflect changes in the price of the Fund's shares assuming that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in shares of the Fund. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of the Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

         Each Fund that advertises its "average annual total return" computes such return separately for each class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                 n
           P(1+T)  = ERV

           Where:              P = hypothetical initial payment of $1,000;

                               T = average annual total return;

                               n = number of years; and

                               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the l, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

         Each Fund that advertises its "aggregate total return" computes such returns separately for each class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [(ERV) - l]
                           ---
                            P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formulas) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. It is also assumed that with respect to the Class A shares of the Funds, the maximum initial sales charge of 5.75% was deducted at the time of investment and with respect to the Class B and Class C shares at the end of the relevant periods, the entire amount was redeemed and the appropriate CDSC, if any, was deducted. Investors should note that this performance may not be representative of the Funds' total returns in longer market cycles.

         When considering average total return figures for periods longer than one year, it is important to note that the annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that such return may not be representative of any Fund's return over a longer market cycle. A Fund may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in the relevant Fund for the specific period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs, and may indicate various components of total return (I.E., change in value of initial investment, income dividends and capital gain distributions).

         With respect to a Fund's Common, Class A, Class B and Class C Shares, the Funds' average annual total returns for the indicated periods ended October 31, 2002 were as follows (performance figures calculated without waiver by a Fund's service provider(s), if any, are noted in italics). Performance figures for the Advisor shares of the Large Cap Value Fund are not shown because they have less than one year of performance. Advisor Class Shares of the Large Cap Value Fund have not commenced operations as of the date hereof.

                           TOTAL RETURN

                                              COMMON SHARES

                                                                                                             PERIOD FROM THE
               FUND                   ONE-YEAR                 FIVE-YEAR                TEN-YEAR        COMMENCEMENT OF OPERATIONS
               ----               ---------------        -------------------     -------------------   ---------------------------
Small Cap Value Fund                   0.61%                  N/A                        N/A                       7.08%

                                              CLASS A SHARES

                                                                                                             PERIOD FROM THE
               FUND                   ONE-YEAR                 FIVE-YEAR                TEN-YEAR        COMMENCEMENT OF OPERATIONS
               ----               ---------------        -------------------     -------------------   ---------------------------
Tax Efficient Fund                   -23.51%                   -0.51%                      7.08%                   7.48%
Large Cap Value Fund                 -12.95%                    2.91%                     10.12%                  11.27%
Small Cap Value Fund                  -5.10%                    3.48%                     10.06$                  12.64%
International Fund                   -25.54%                   -6.33%                    N/A                      -2.68%

                                              CLASS B SHARES

                                                                                                             PERIOD FROM THE
               FUND                   ONE-YEAR                 FIVE-YEAR                TEN-YEAR        COMMENCEMENT OF OPERATIONS
               ----               ---------------        -------------------     -------------------   ---------------------------
Tax Efficient Fund                   -22.71%                   -0.07%                    N/A                       4.40%
Large Cap Value Fund                 -11.66%                    3.40%                    N/A                       7.78%
Small Cap Value Fund                  -3.57%-                  -3.92%                    N/A                       8.07%
International Fund                   -24.68%                   -5.96%                    N/A                      -2.63%

                                              CLASS C SHARES

                                                                                                             PERIOD FROM THE
               FUND                   ONE-YEAR                 FIVE-YEAR                TEN-YEAR        COMMENCEMENT OF OPERATIONS
               ----               ---------------        -------------------     -------------------   ---------------------------
Tax Efficient Fund                   -20.30%                  N/A                        N/A                     -17.06%
Large Cap Value Fund                  -9.19%                  N/A                        N/A                      -2.30%
Small Cap Value Fund                  -0.95%                  N/A                        N/A                      10.81%-
International Fund                   -19.31%                  N/A                        N/A                     -21.20%

         From time to time, Fund service providers may have voluntarily agreed to waive all or a portion of their fees and reimburse some Fund expenses. The performance figures above reflect the impact of these waivers and expense reimbursements, if any. Performance figures would be lower, perhaps materially so, if they were calculated without reflecting the impact of fee waivers and/or expense reimbursements.

         Each Fund may advertise, from time to time, comparisons of its performance with that of one or more other mutual funds with similar investment objectives. A Fund may advertise average annual calendar-year-to-date and calendar quarter returns, which are calculated according to the formula set forth in the second immediately preceding paragraph, except that the relevant measuring period would be the number of months that have elapsed in the current calendar year or most recent three months, as the case may be. Investors should note that this performance may not be representative of the Fund's total return in longer market cycles.

         The Funds may also from time to time include in advertising an aggregate total return figure or a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Inc., CDA/Wiesenberger Investment Technologies, Inc. or Wiesenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as appropriate, a Fund may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. The Funds do not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Funds will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         YIELD

         Certain Funds may advertise a 30-day (or one month) yield. Such yields are calculated separately for each class of shares in each Fund in accordance with the method prescribed by the SEC for mutual funds:

                                               6
                           YIELD = 2[(a - b +1)  - 1)
                                      -----
                                       cd

Where:   a =           dividends and interest earned by a Fund during
                       the period;
         b =           expenses accrued for the period (net of reimbursements);
         c =           average daily number of shares outstanding during the
                       period, entitled to receive dividends; and
         d =           maximum offering price per share on the last day of
                       the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

         With respect to receivables-backed obligations that are expected to be subject to monthly payments of principal and interest ("pay-downs"), (i) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period, and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

         AFTER-TAX RETURN

         From time to time the Funds may include after-tax performance information in advertisements. To the extent the Funds include such information, it will be computed according to the following formulas:

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

                                 n
                         P(1 + T)  = ATV
                                        D

Where:   P      =   a hypothetical initial payment of $1,000.

         T      =   average annual total return (after taxes on distributions).

         n      =   number of years.

   ATV(sub D)   =   ending value of a hypothetical $1,000 investment
                    made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

         Performance figures for the Advisor shares of the Large Cap Value Fund are not shown because they have less than one year of performance.

         The average annual total returns (after taxes on distributions) for the Small Cap Value Fund's Common Class shares for the periods ended October 31, 2002 were as follows:


         FUND            1 YEAR           3 YEAR           5 YEAR           10 YEAR          SINCE INCEPTION
         ----            ------           ------           ------           -------          ---------------
Small Cap Value Fund    -2.68%            N/A              N/A              N/A            3.70%         8/1/00

         The average annual total returns (after taxes on distributions) for each Fund's Class A shares for the periods ended October 31, 2002 were as follows:

     FUND                1 YEAR           3 YEAR           5 YEAR          10 YEAR           SINCE INCEPTION
     ----                ------           ------           ------          -------           ---------------
Tax Efficient Fund      -23.51%           -15.59%          -1.39%           5.25%          5.63%         12/15/86
Large Cap Value         -14.64%           -6.90%           1.20%            8.05%          8.95%         9/19/39
Small Cap Value         -8.16%            4.78%            1.13%            7.84%          10.63%        2/8/67
International Fund      -25.56%           -19.49%          -7.51%           N/A            -3.54%        9/8/95


         The average annual total returns (after taxes on distributions) for each Fund's Class B shares for the periods ended October 31, 2002 were as follows:


    FUND                1 YEAR            3 YEAR           5 YEAR          10 YEAR           SINCE INCEPTION
    ----                ------            ------           ------          -------           ---------------
Tax Efficient Fund      -22.71%           -15.08%          -0.96%           5.36%          3.26%         2/28/96
Large Cap Value         -13.22%           -6.06%           1.91%            N/A            6.09%         2/28/96
Small Cap Value         -6.87%            5.52%            1.59%            N/A            6.03%         2/28/96
International Fund      -24.70%           -19.09%          -7.14%           N/A            -3.49%        9/8/95

         The average annual total returns (after taxes on distributions) for each Fund's Class C shares for the periods ended October 31, 2002 were as follows:


    FUND                1 YEAR           3 YEAR           5 YEAR         10 YEAR            SINCE INCEPTION
    ----                ------           ------           ------         -------            ---------------
Tax Efficient Fund      -20.30%           -14.80%          -0.84%           5.54%         -17.35%        2/28/00

Large Cap Value         -10.77%           N/A              N/A              N/A           -3.64%         2/28/00

Small Cap Value         -4.25%            N/A              N/A              N/A           7.82%          2/28/00

International Fund      -19.34%           N/A              N/A              N/A           -21.83%        2/28/00

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTION AND REDEMPTIONS)

                                        n
                                P(1 + T)  = ATV
                                               DR

Where:     P    =   a hypothetical initial payment of $1,000.

           T    =   average annual total return (after taxes on distributions
                    and redemption).

           n    =   number of years.

    ATV(sub DR) =   ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions and redemption.

         Performance figures for the Advisor shares of the Large Cap Value Fund are not shown because they have not commenced operations as of the date hereof.

         The average annual total returns (after taxes on distributions and redemptions of Fund shares) for the Small Cap Value Fund's Common Class shares for the periods ended October 31, 2002 were as follows:


    FUND                1 YEAR           3 YEAR           5 YEAR          10 YEAR           SINCE INCEPTION
    ----                ------           ------           ------          -------           ---------------
Small Cap Value Fund    2.19%             N/A              N/A              N/A            4.95%         8/1/00

         The average annual total returns (after taxes on distributions and redemptions of Fund shares) for each Fund's Class A shares for the periods ended October 31, 2002 were as follows:

    FUND                1 YEAR           3 YEAR           5 YEAR          10 YEAR           SINCE INCEPTION
    ----                ------           ------           ------          -------           ---------------
Tax Efficient Fund      -14.43%           -11.22%          -0.28%           5.28%          5.57%         12/15/86
Large Cap Value         -6.34%            -4.16%           2.28%            7.85%          8.89%         9/19/49
Small Cap Value         -1.43%            5.78%            2.15%            7.57%          10.41%        2/8/67
International Fund      -15.68%           -13.64%          -4.68            N/A            -1.92%        9/8/95


         The average annual total returns (after taxes on distributions and redemptions of Fund shares) for each Fund's Class B shares for the periods ended October 31, 2002 were as follows:


    FUND                1 YEAR           3 YEAR           5 YEAR          10 YEAR           SINCE INCEPTION
    ----                ------           ------           ------          -------           ---------------
Tax Efficient Fund      -13.94%           -10.78%          0.10%            5.42%          3.54%         2/28/96
Large Cap Value         -5.45%            -3.03%           2.82%            N/A            6.23%         2/28/96
Small Cap Value         -0.30%            6.49%            2.56%            N/A            6.08%         2/28/96

    FUND                1 YEAR           3 YEAR           5 YEAR          10 YEAR           SINCE INCEPTION
    ----                ------           ------           ------          -------           ---------------
International Fund      -15.15%           -13.25%          -4.35%           N/A            -1.85%        9/8/95


         The average annual total returns (after taxes on distributions and redemptions of Fund shares) for each Fund's Class C shares for the periods ended October 31, 2002 were as follows:


    FUND                1 YEAR           3 YEAR           5 YEAR         10 YEAR            SINCE INCEPTION
    ----                ------           ------           ------         -------            ---------------
Tax Efficient Fund      -12.46%           N/A              N/A              N/A                          2/8/00
Large Cap Value         -3.92%            N/A              N/A              N/A           -1.63%         2/28/00
Small Cap Value         1.31%             N/A              N/A              N/A           8.14%          2/28/00
International Fund      -11.85%           N/A              N/A              N/A           -16.26%        2/28/00

         The performance of a class of Fund shares will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses allocable to it. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. Any fees charged by financial representatives directly to their customers in connection with investments in Fund shares are not reflected in a Fund's total return, and such fees, if charged, will reduce the actual return received by customers on their investments.

         In addition, reference may be made in advertising a class of Fund shares to opinions of Wall Street economists and analysts regarding economic cycles and their effects historically on the performance of small companies, both as a class and relative to other investments. A Fund may also discuss its beta, or volatility relative to the market, and make reference to its relative performance in various market cycles in the United States.

         A Fund may compare its performance with (i) that of other mutual funds with similar investment objectives and policies, which may be based on the rankings prepared by Lipper, Inc. or similar investment services that monitor the performance of mutual funds; (ii) in the case of the Tax Efficient Fund, with the S&P 500 Index, and with appropriate indices prepared by Frank Russell Company relating to the securities represented by the Fund; in the case of the Large Cap Value Fund, with the Russell 1000 Value Index and with other appropriate indices prepared by Frank Russell Company relating to securities represented by the Fund; in the case of the Small Cap Value Fund, with the Russell 2000 Index, the Russell 2000 Value Index and with other appropriate indices prepared by Frank Russell Company relating to the securities represented by the Fund; and in the case of the International Fund, with the Morgan Stanley Capital International Europe Australasia and Far East Index and with appropriate indices prepared by Frank Russell Company relating to the securities represented by the Fund. A Fund may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications such as BARRON'S, BUSINESS WEEK, FINANCIAL TIMES, FORBES, FORTUNE, INC., INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, MONEY, MORNINGSTAR, SMARTMONEY, THE WALL STREET JOURNAL and Worth. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, each Fund may from time to time compare its expense ratio to that of investment companies with similar objectives and policies, based on data generated by Lipper, Inc. or similar investment services that monitor mutual funds.

         In reports or other communications to investors or in advertising, each Fund may also describe the general biography or work experience of the portfolio managers of the Fund and may include quotations attributable to the portfolio managers describing approaches taken in managing the Fund's investments, research methodology underlying stock selection or the Fund's investment objective. In addition, a Fund and its portfolio managers may render periodic updates of Fund activity, which may include a discussion of significant portfolio holdings; analysis of holdings by industry, country, credit quality and other characteristics; and comparison and analysis of the Fund with respect to relevant market and industry benchmarks. Each Fund may also discuss measures of risk, the continuum of risk and return relating to different investments and the potential impact of foreign stocks on a portfolio otherwise composed of domestic securities.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL

         PricewaterhouseCoopers LLP ("PwC"), with principal offices at Two Commerce Square, 2100 Market Street, Philadelphia, Pennsylvania 19103, serves as independent accountants for each Fund. The financial statements that are incorporated by reference in this STATEMENT OF ADDITIONAL INFORMATION have been audited by PwC, and have been included herein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

         Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as counsel for each Fund and provides legal services from time to time for CSAM and CSAMSI.

                                  MISCELLANEOUS

         As of January 24, 2003, the names, address and percentage of ownership of other persons that control a Fund (within the meaning of the rules and regulations under the 1940 Act) or own of record 5% or more of a class of each Fund's outstanding shares were as follows:

FUND                                                 CLASS        CLASS        CLASS         CLASS           COMMON        ADVISOR
                                                       A            B            C             D              CLASS         CLASS
TAX EFFICIENT FUND

Donaldson Lufkin Jenrette*                                                     11.48%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Brian R. Treglown                                                                                             5.41%
6236 N Wayne Avenue
Chicago, IL 60660-1913

LARGE CAP VALUE

Donaldson Lufkin Jenrette*                                                     19.89%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Retirement Plan Non-legal Employment                                                                         69.01%
of Simpson Thacher & Bartlett*
Ellen Rosen Attn: Coordinator
425 Lexington Ave.
New York, NY 10017-3903

Guarantee & Trust Company Trustees*                                                                           5.23%
Cathleen Noland Spousal IRA
P.O. Box 8963
Wilmington, DE  19899-8963

SMALL CAP VALUE

Merrill Lynch Pierce                                                           6.18%
Fenner & Smith Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486

Charles Schwab & Co., Inc.*                                                                                  25.06%
Special Custody Account for the
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

Fidelity Investment Institutional*                                                                           35.15%
Operating Cnt as Agent for CERTA
Employee Benefit Plans
100 Magellan Way
Covington, KY  41015-1999

FUND                                                 CLASS        CLASS        CLASS         CLASS           COMMON        ADVISOR
                                                       A            B            C             D              CLASS         CLASS
Nat'l Financial SVCS Corp.*                                                                                   7.71%
FBO Customers
A/C# SV8849-8436
P.O. Box 3908
Church St. Station
New York, NY 10008-3908

INTERNATIONAL

Donaldson Lufkin Jenrette*                          23.23%                     80.08%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Bankers Trust Company*                              19.78%
P.O. Box 9005
Church Street Station
New York, NY 10008


Lehman Brothers, Inc.*                                                         6.89%
744-21739-15
101 Hudson Street, 31st Floor
Jersey City, NJ 07302-3915

William Blair & Co LLC*                                                        5.07%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5312


* The Fund believes that these entities are not the beneficial owner of shares held of record by them.

                              FINANCIAL STATEMENTS

         Each Fund's audited ANNUAL REPORT(S), for the classes of shares it makes available, dated October 31, 2002, which either accompanies this STATEMENT OF ADDITIONAL INFORMATION or has previously been provided to the investor to whom this STATEMENT OF ADDITIONAL INFORMATION is being sent, is incorporated herein by reference with respect to all information regarding the Fund included therein. Each Fund will furnish without charge a copy of the annual and semi-annual reports, report upon request by calling Credit Suisse Funds at 800-927-2874.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

COMMERCIAL PAPER RATINGS

         Commercial paper rated A-1 by Standard & Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

CORPORATE BOND RATINGS

         The following summarizes the ratings used by S&P for corporate bonds:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B - Debt rated B has a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

         To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

         D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         The following summarizes the ratings used by Moody's for corporate bonds:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated as Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM NOTE RATINGS

         The following summarizes the two highest ratings used by S&P for short-term notes:

         SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

         SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

         The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

         MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

         MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

MUNICIPAL OBLIGATIONS RATINGS

         The following summarizes the ratings used by S&P for Municipal
Obligations:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

         To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

         D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         The following summarizes the highest four municipal ratings used by
Moody's:

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated as Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

         Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2002


- CREDIT SUISSE
  LARGE CAP VALUE FUND

- CREDIT SUISSE
  STRATEGIC VALUE FUND

- CREDIT SUISSE
  SMALL CAP VALUE FUND


MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class Shares of Credit Suisse Large Cap Value Fund(1) (the "Fund") had a loss of 7.63%, vs. declines of 15.11%, 15.78% and 10.03%, respectively, for the S&P 500 Index, the S&P/Barra Value Index and the Russell 1000 Value Index.(2) The Fund's Class A Shares, Class B Shares and Class C Shares had returns of -7.63%, -8.29% and -8.35%, respectively, for the same period.(3)

   The period was a very poor one for stocks in general. Markets actually rose over the first part of the period, rebounding from their post-September 11th plunge amid historically low interest rates and signs of economic recovery. However, a confluence of negative developments sent equities spiraling downward into early October 2002. Certain highly visible U.S. corporations were revealed to have accounting problems, in some cases involving outright fraud. Meanwhile, the economic data began to indicate that expectations of recovery had been too optimistic. The looming prospects for a U.S.-led war on Iraq added to the uncertainty. Investors fled risk in all forms, preferring the liquidity and stability of cash-like investments and high-quality bonds. In the end, despite the early rally and the positive finish to the period (stocks rose broadly in October), prominent U.S. equity indexes had significant declines for the 12 months.

   The Fund had a loss, hurt by the broad market selloff, though it outperformed its Russell 1000 Value benchmark. Stocks that had relatively good showing in the Fund included its consumer-discretionary, materials, energy and health-care holdings. One factor that hindered the Fund's relative return was its underweighting in the financial-services sector (financial companies account for about a third of the Russell 1000 Value Index), which outperformed the broader equity market in the period.

   Despite the positive October for equities, we remain of the view that the market is undervalued and could have a fair amount of upside potential when risk concerns begin to fade. We base this opinion on our dividend discount model -- which we anchor to fairly conservative assumptions. That said, it could take some time for risk levels to normalize, given the still-uncertain state of the economy and the possibility of a U.S. led war on Iraq. The threat and reality of terrorism also could keep risk thresholds high.

   From the sector perspective, we view technology and telecommunications stocks as being generally expensive, and plan to limit our exposure in these areas over the intermediate term. Our favored companies at present include a number of "old economy" names within the industrial, specialty-retail, energy and health-care sectors. We also view certain financial-services stocks as attractive but remain quite selective in this area.

Sincerely yours,

The Credit Suisse Value Team


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE LARGE CAP VALUE FUND(1) COMMON CLASS SHARES,
            THE RUSSELL 1000 VALUE INDEX(2), THE S&P 500 INDEX(2) AND
       THE S&P BARRA VALUE INDEX(2) FROM INCEPTION (8/01/00). (UNAUDITED)



            CREDIT SUISSE LARGE CAP VALUE    RUSSELL 1000 VALUE   S&P 500              S&P BARRA VALUE
            FUND(1) COMMON CLASS -- $9,006   INDEX(2) -- $8,656   INDEX(2) -- $6,387   INDEX(2) -- $7,466


  8/1/2000                        $ 10,000             $ 10,000             $ 10,000             $ 10,000
 8/31/2000                        $ 10,432             $ 10,557             $ 10,621             $ 10,671
 9/30/2000                        $ 10,530             $ 10,654             $ 10,060             $ 10,668
10/31/2000                        $ 10,870             $ 10,916             $ 10,018             $ 10,867
11/30/2000                        $ 10,602             $ 10,511             $  9,228             $ 10,311
12/31/2000                        $ 11,296             $ 11,037             $  9,273             $ 10,842
 1/31/2001                        $ 11,126             $ 11,079             $  9,602             $ 11,299
 2/28/2001                        $ 10,957             $ 10,771             $  8,726             $ 10,550
 3/31/2001                        $ 10,584             $ 10,391             $  8,174             $ 10,134
 4/30/2001                        $ 11,027             $ 10,900             $  8,809             $ 10,822
 5/31/2001                        $ 11,236             $ 11,145             $  8,868             $ 10,935
 6/30/2001                        $ 10,871             $ 10,898             $  8,652             $ 10,581
 7/31/2001                        $ 10,799             $ 10,875             $  8,567             $ 10,398
 8/31/2001                        $ 10,405             $ 10,439             $  8,031             $  9,797
 9/30/2001                        $  9,747             $  9,704             $  7,382             $  8,866
10/31/2001                        $  9,727             $  9,621             $  7,523             $  8,866
11/30/2001                        $ 10,215             $ 10,180             $  8,100             $  9,429
12/31/2001                        $ 10,523             $ 10,419             $  8,171             $  9,572
 1/31/2002                        $ 10,354             $ 10,339             $  8,052             $  9,309
 2/28/2002                        $ 10,481             $ 10,356             $  7,896             $  9,226
 3/31/2002                        $ 10,808             $ 10,845             $  8,193             $  9,699
 4/30/2002                        $ 10,479             $ 10,473             $  7,697             $  9,213
 5/31/2002                        $ 10,490             $ 10,526             $  7,640             $  9,250
 6/30/2002                        $  9,873             $  9,922             $  7,096             $  8,666
 7/31/2002                        $  9,170             $  8,999             $  6,543             $  7,729
 8/31/2002                        $  9,186             $  9,067             $  6,586             $  7,783
 9/30/2002                        $  8,423             $  8,059             $  5,870             $  6,893
10/31/2002                        $  9,006             $  8,656             $  6,387             $  7,466


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS A SHARES(3),
            THE RUSSELL 1000 VALUE INDEX(2), THE S&P 500 INDEX(2) AND
             THE S&P BARRA VALUE INDEX(2) FOR TEN YEARS. (UNAUDITED)



       CREDIT SUISSE LARGE CAP VALUE   RUSSELL 1000 VALUE    S&P 500               S&P BARRA VALUE
       FUND(1) CLASS A(3) -- $26,233   INDEX(2) -- $29,018   INDEX(2) -- $25,655   INDEX(2) -- $25,283


10/92                       $  9,425              $ 10,000              $ 10,000              $ 10,000
11/92                       $  9,647              $ 10,328              $ 10,338              $ 10,271
12/92                       $  9,800              $ 10,574              $ 10,473              $ 10,457
 1/93                       $  9,791              $ 10,881              $ 10,550              $ 10,746
 2/93                       $  9,969              $ 11,264              $ 10,692              $ 11,116
 3/93                       $ 10,348              $ 11,596              $ 10,922              $ 11,423
 4/93                       $ 10,096              $ 11,448              $ 10,654              $ 11,377
 5/93                       $ 10,250              $ 11,678              $ 10,942              $ 11,590
 6/93                       $ 10,465              $ 11,935              $ 10,977              $ 11,743
 7/93                       $ 10,398              $ 12,069              $ 10,926              $ 11,889
 8/93                       $ 10,823              $ 12,505              $ 11,343              $ 12,355
 9/93                       $ 10,863              $ 12,525              $ 11,259              $ 12,350
10/93                       $ 11,019              $ 12,516              $ 11,488              $ 12,417
11/93                       $ 10,889              $ 12,258              $ 11,380              $ 12,195
12/93                       $ 11,330              $ 12,490              $ 11,520              $ 12,403
 1/94                       $ 11,868              $ 12,963              $ 11,905              $ 12,981
 2/94                       $ 11,681              $ 12,520              $ 11,583              $ 12,511
 3/94                       $ 11,098              $ 12,054              $ 11,079              $ 11,997
 4/94                       $ 11,415              $ 12,285              $ 11,223              $ 12,249
 5/94                       $ 11,450              $ 12,427              $ 11,406              $ 12,452
 6/94                       $ 11,172              $ 12,129              $ 11,124              $ 12,108
 7/94                       $ 11,559              $ 12,506              $ 11,492              $ 12,517
 8/94                       $ 11,817              $ 12,866              $ 11,960              $ 12,871
 9/94                       $ 11,505              $ 12,439              $ 11,671              $ 12,418
10/94                       $ 11,531              $ 12,612              $ 11,938              $ 12,688
11/94                       $ 11,185              $ 12,103              $ 11,500              $ 12,174
12/94                       $ 11,067              $ 12,242              $ 11,668              $ 12,324
 1/95                       $ 11,257              $ 12,619              $ 11,971              $ 12,657
 2/95                       $ 11,557              $ 13,118              $ 12,436              $ 13,149
 3/95                       $ 11,802              $ 13,406              $ 12,804              $ 13,511
 4/95                       $ 11,983              $ 13,829              $ 13,180              $ 13,956
 5/95                       $ 12,430              $ 14,411              $ 13,700              $ 14,577
 6/95                       $ 12,485              $ 14,607              $ 14,023              $ 14,687
 7/95                       $ 12,760              $ 15,115              $ 14,490              $ 15,193
 8/95                       $ 12,888              $ 15,329              $ 14,530              $ 15,323
 9/95                       $ 13,425              $ 15,883              $ 15,140              $ 15,856
10/95                       $ 13,389              $ 15,725              $ 15,086              $ 15,609
11/95                       $ 14,006              $ 16,522              $ 15,750              $ 16,427
12/95                       $ 14,337              $ 16,937              $ 16,042              $ 16,883
 1/96                       $ 14,932              $ 17,465              $ 16,594              $ 17,388
 2/96                       $ 15,122              $ 17,597              $ 16,753              $ 17,551
 3/96                       $ 15,111              $ 17,896              $ 16,913              $ 17,962
 4/96                       $ 15,254              $ 17,965              $ 17,163              $ 18,145
 5/96                       $ 15,596              $ 18,189              $ 17,605              $ 18,418
 6/96                       $ 15,659              $ 18,204              $ 17,676              $ 18,329
 7/96                       $ 15,270              $ 17,516              $ 16,889              $ 17,556
 8/96                       $ 15,431              $ 18,017              $ 17,248              $ 18,041
 9/96                       $ 16,049              $ 18,733              $ 18,217              $ 18,813
10/96                       $ 16,422              $ 19,457              $ 18,716              $ 19,451
11/96                       $ 17,713              $ 20,868              $ 20,137              $ 20,939
12/96                       $ 17,489              $ 20,602              $ 19,743              $ 20,597
 1/97                       $ 18,343              $ 21,601              $ 20,968              $ 21,547
 2/97                       $ 18,637              $ 21,918              $ 21,137              $ 21,703
 3/97                       $ 17,738              $ 21,130              $ 20,257              $ 20,960
 4/97                       $ 18,395              $ 22,018              $ 21,466              $ 21,746
 5/97                       $ 19,658              $ 23,248              $ 22,784              $ 23,109
 6/97                       $ 20,455              $ 24,245              $ 23,785              $ 23,993
 7/97                       $ 21,785              $ 26,069              $ 25,675              $ 25,912
 8/97                       $ 20,723              $ 25,140              $ 24,252              $ 24,741
 9/97                       $ 21,719              $ 26,659              $ 25,574              $ 26,192
10/97                       $ 21,442              $ 25,915              $ 24,733              $ 25,229
11/97                       $ 22,527              $ 27,060              $ 25,867              $ 26,191
12/97                       $ 23,220              $ 27,850              $ 26,304              $ 26,772
 1/98                       $ 23,054              $ 27,456              $ 26,602              $ 26,442
 2/98                       $ 24,678              $ 29,304              $ 28,514              $ 28,426
 3/98                       $ 25,676              $ 31,097              $ 29,977              $ 29,866
 4/98                       $ 25,587              $ 31,305              $ 30,288              $ 30,219
 5/98                       $ 25,243              $ 30,840              $ 29,761              $ 29,794
 6/98                       $ 26,193              $ 31,236              $ 30,970              $ 30,020
 7/98                       $ 25,587              $ 30,684              $ 30,641              $ 29,368
 8/98                       $ 22,188              $ 26,119              $ 26,217              $ 24,646
 9/98                       $ 23,746              $ 27,618              $ 27,915              $ 26,143
10/98                       $ 25,557              $ 29,758              $ 30,175              $ 28,191
11/98                       $ 26,559              $ 31,145              $ 32,005              $ 29,659
12/98                       $ 27,548              $ 32,204              $ 33,867              $ 30,701
 1/99                       $ 27,786              $ 32,461              $ 35,261              $ 31,321
 2/99                       $ 27,204              $ 32,003              $ 34,166              $ 30,647
 3/99                       $ 27,899              $ 32,665              $ 35,538              $ 31,576
 4/99                       $ 29,490              $ 35,716              $ 36,891              $ 34,298
 5/99                       $ 28,870              $ 35,323              $ 36,039              $ 33,692
 6/99                       $ 30,332              $ 36,349              $ 38,008              $ 34,986
 7/99                       $ 30,133              $ 35,284              $ 36,851              $ 33,910
 8/99                       $ 29,276              $ 33,975              $ 36,679              $ 33,051
 9/99                       $ 28,206              $ 32,788              $ 35,663              $ 31,758
10/99                       $ 29,236              $ 34,675              $ 37,931              $ 33,551
11/99                       $ 29,416              $ 34,403              $ 38,706              $ 33,354
12/99                       $ 30,417              $ 34,569              $ 40,982              $ 34,607
 1/00                       $ 29,278              $ 33,442              $ 38,923              $ 33,506
 2/00                       $ 27,558              $ 30,958              $ 38,187              $ 31,413
 3/00                       $ 29,901              $ 34,735              $ 41,922              $ 34,688
 4/00                       $ 30,148              $ 34,332              $ 40,661              $ 34,456
 5/00                       $ 30,728              $ 34,694              $ 39,827              $ 34,563
 6/00                       $ 29,688              $ 33,109              $ 40,808              $ 33,198
 7/00                       $ 28,867              $ 33,523              $ 40,171              $ 33,862
 8/00                       $ 30,438              $ 35,388              $ 42,665              $ 36,133
 9/00                       $ 30,741              $ 35,714              $ 40,412              $ 36,124
10/00                       $ 31,717              $ 36,593              $ 40,241              $ 36,799
11/00                       $ 30,935              $ 35,235              $ 37,069              $ 34,916
12/00                       $ 32,972              $ 37,000              $ 37,250              $ 36,712
 1/01                       $ 32,462              $ 37,141              $ 38,572              $ 38,262
 2/01                       $ 31,967              $ 36,108              $ 35,055              $ 35,726
 3/01                       $ 30,890              $ 34,834              $ 32,834              $ 34,316
 4/01                       $ 32,182              $ 36,541              $ 35,386              $ 36,644
 5/01                       $ 32,808              $ 37,363              $ 35,623              $ 37,028
 6/01                       $ 31,742              $ 36,533              $ 34,756              $ 35,828
 7/01                       $ 31,529              $ 36,457              $ 34,414              $ 35,209
 8/01                       $ 30,375              $ 34,995              $ 32,259              $ 33,174
 9/01                       $ 28,452              $ 32,531              $ 29,654              $ 30,023
10/01                       $ 28,395              $ 32,251              $ 30,220              $ 30,023
11/01                       $ 29,819              $ 34,125              $ 32,538              $ 31,928
12/01                       $ 30,724              $ 34,929              $ 32,823              $ 32,413
 1/02                       $ 30,217              $ 34,659              $ 32,344              $ 31,524
 2/02                       $ 30,587              $ 34,715              $ 31,721              $ 31,242
 3/02                       $ 31,542              $ 36,357              $ 32,914              $ 32,842
 4/02                       $ 30,599              $ 35,110              $ 30,918              $ 31,197
 5/02                       $ 30,631              $ 35,285              $ 30,690              $ 31,321
 6/02                       $ 28,812              $ 33,260              $ 28,504              $ 29,346
 7/02                       $ 26,757              $ 30,167              $ 26,282              $ 26,174
 8/02                       $ 26,820              $ 30,396              $ 26,455              $ 26,354
 9/02                       $ 24,580              $ 27,016              $ 23,580              $ 23,343
10/02                       $ 26,233              $ 29,018              $ 25,655              $ 25,283



[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS B SHARES(3),
            THE RUSSELL 1000 VALUE INDEX(2), THE S&P 500 INDEX(2) AND
       THE S&P BARRA VALUE INDEX(2) FROM INCEPTION (2/28/96). (UNAUDITED)



            CREDIT SUISSE             RUSSELL 1000
            LARGE CAP VALUE FUND(1)   VALUE INDEX      S&P 500               S&P BARRA VALUE
            CLASS B(3) -- $16,490     (2) -- $16,491   INDEX(2) -- $15,314   INDEX(2) -- $14,406


 2/29/1996                 $ 10,000         $ 10,000              $ 10,000              $ 10,000
 3/31/1996                 $  9,984         $ 10,170              $ 10,096              $ 10,234
 4/30/1996                 $ 10,071         $ 10,209              $ 10,245              $ 10,338
 5/31/1996                 $ 10,291         $ 10,337              $ 10,509              $ 10,494
 6/30/1996                 $ 10,329         $ 10,345              $ 10,551              $ 10,443
 7/31/1996                 $ 10,061         $  9,954              $ 10,081              $ 10,003
 8/31/1996                 $ 10,162         $ 10,239              $ 10,295              $ 10,279
 9/30/1996                 $ 10,568         $ 10,646              $ 10,874              $ 10,719
10/31/1996                 $ 10,808         $ 11,057              $ 11,172              $ 11,083
11/30/1996                 $ 11,652         $ 11,859              $ 12,020              $ 11,930
12/31/1996                 $ 11,492         $ 11,708              $ 11,785              $ 11,735
 1/31/1997                 $ 12,048         $ 12,276              $ 12,516              $ 12,276
 2/28/1997                 $ 12,236         $ 12,456              $ 12,617              $ 12,366
 3/31/1997                 $ 11,636         $ 12,008              $ 12,092              $ 11,942
 4/30/1997                 $ 12,060         $ 12,512              $ 12,813              $ 12,390
 5/31/1997                 $ 12,875         $ 13,211              $ 13,600              $ 13,167
 6/30/1997                 $ 13,393         $ 13,778              $ 14,198              $ 13,670
 7/31/1997                 $ 14,257         $ 14,815              $ 15,325              $ 14,764
 8/31/1997                 $ 13,553         $ 14,287              $ 14,476              $ 14,097
 9/30/1997                 $ 14,201         $ 15,150              $ 15,265              $ 14,923
10/31/1997                 $ 14,005         $ 14,727              $ 14,763              $ 14,375
11/30/1997                 $ 14,708         $ 15,378              $ 15,440              $ 14,923
12/31/1997                 $ 15,145         $ 15,827              $ 15,701              $ 15,254
 1/31/1998                 $ 15,029         $ 15,603              $ 15,879              $ 15,066
 2/28/1998                 $ 16,076         $ 16,653              $ 17,020              $ 16,196
 3/31/1998                 $ 16,723         $ 17,672              $ 17,894              $ 17,016
 4/30/1998                 $ 16,650         $ 17,790              $ 18,079              $ 17,218
 5/31/1998                 $ 16,418         $ 17,526              $ 17,765              $ 16,976
 6/30/1998                 $ 17,021         $ 17,751              $ 18,486              $ 17,104
 7/31/1998                 $ 16,619         $ 17,438              $ 18,290              $ 16,733
 8/31/1998                 $ 14,400         $ 14,843              $ 15,649              $ 14,042
 9/30/1998                 $ 15,407         $ 15,695              $ 16,663              $ 14,895
10/31/1998                 $ 16,567         $ 16,911              $ 18,012              $ 16,062
11/30/1998                 $ 17,211         $ 17,699              $ 19,104              $ 16,899
12/31/1998                 $ 17,839         $ 18,301              $ 20,215              $ 17,492
 1/31/1999                 $ 17,976         $ 18,447              $ 21,048              $ 17,846
 2/28/1999                 $ 17,589         $ 18,187              $ 20,394              $ 17,462
 3/31/1999                 $ 18,033         $ 18,563              $ 21,213              $ 17,991
 4/30/1999                 $ 19,048         $ 20,297              $ 22,021              $ 19,542
 5/31/1999                 $ 18,637         $ 20,074              $ 21,512              $ 19,196
 6/30/1999                 $ 19,572         $ 20,657              $ 22,688              $ 19,934
 7/31/1999                 $ 19,427         $ 20,052              $ 21,996              $ 19,321
 8/31/1999                 $ 18,871         $ 19,308              $ 21,894              $ 18,831
 9/30/1999                 $ 18,162         $ 18,633              $ 21,288              $ 18,095
10/31/1999                 $ 18,831         $ 19,705              $ 22,641              $ 19,116
11/30/1999                 $ 18,929         $ 19,551              $ 23,104              $ 19,004
12/31/1999                 $ 19,560         $ 19,645              $ 24,462              $ 19,718
 1/31/1900                 $ 18,813         $ 19,005              $ 23,233              $ 19,091
 2/29/2000                 $ 17,702         $ 17,593              $ 22,794              $ 17,898
 3/31/2000                 $ 19,195         $ 19,739              $ 25,024              $ 19,764
 4/30/2000                 $ 19,344         $ 19,510              $ 24,271              $ 19,632
 5/31/2000                 $ 19,701         $ 19,716              $ 23,773              $ 19,693
 6/30/2000                 $ 19,021         $ 18,815              $ 24,359              $ 18,915
 7/31/2000                 $ 18,481         $ 19,051              $ 23,978              $ 19,294
 8/31/2000                 $ 19,477         $ 20,111              $ 25,467              $ 20,587
 9/30/2000                 $ 19,651         $ 20,296              $ 24,122              $ 20,582
10/31/2000                 $ 20,273         $ 20,795              $ 24,020              $ 20,967
11/30/2000                 $ 19,751         $ 20,024              $ 22,127              $ 19,894
12/31/2000                 $ 21,035         $ 21,027              $ 22,235              $ 20,917
 1/31/2001                 $ 20,707         $ 21,107              $ 23,024              $ 21,801
 2/28/2001                 $ 20,379         $ 20,520              $ 20,924              $ 20,356
 3/31/2001                 $ 19,671         $ 19,796              $ 19,599              $ 19,552
 4/30/2001                 $ 20,492         $ 20,766              $ 21,122              $ 20,879
 5/31/2001                 $ 20,866         $ 21,233              $ 21,263              $ 21,097
 6/30/2001                 $ 20,219         $ 20,761              $ 20,746              $ 20,414
 7/31/2001                 $ 20,073         $ 20,718              $ 20,542              $ 20,061
 8/31/2001                 $ 19,325         $ 19,887              $ 19,256              $ 18,901
 9/30/2001                 $ 18,090         $ 18,487              $ 17,701              $ 17,106
10/31/2001                 $ 18,044         $ 18,328              $ 18,038              $ 17,106
11/30/2001                 $ 18,938         $ 19,393              $ 19,422              $ 18,191
12/31/2001                 $ 19,502         $ 19,850              $ 19,592              $ 18,468
 1/31/2002                 $ 19,166         $ 19,697              $ 19,307              $ 17,961
 2/28/2002                 $ 19,166         $ 19,728              $ 18,934              $ 17,800
 3/31/2002                 $ 19,747         $ 20,661              $ 19,646              $ 18,712
 4/30/2002                 $ 19,141         $ 19,953              $ 18,455              $ 17,775
 5/31/2002                 $ 19,150         $ 20,052              $ 18,319              $ 17,846
 6/30/2002                 $ 18,005         $ 18,901              $ 17,014              $ 16,720
 7/31/2002                 $ 16,711         $ 17,143              $ 15,688              $ 14,913
 8/31/2002                 $ 16,731         $ 17,274              $ 15,791              $ 15,015
 9/30/2002                 $ 15,335         $ 15,353              $ 14,075              $ 13,300
10/31/2002                 $ 16,490         $ 16,491              $ 15,314              $ 14,406


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS C SHARES(3),(4),
        THE RUSSELL 1000 VALUE INDEX(2),(4), THE S&P 500 INDEX(2),(4) AND
                  THE S&P BARRA VALUE INDEX(2),(4). (UNAUDITED)



                CREDIT SUISSE LARGE
                CAP VALUE FUND(1)           RUSSELL 1000 VALUE       S&P 500                   S&P BARRA VALUE
                CLASS C(3),(4) -- $9,326    INDEX(2),(4) -- $9,373   INDEX(2),(4) -- $6,718    INDEX(2),(4) -- $8,049


      3/00(4)                   $ 10,000                  $ 10,000                 $ 10,000                  $ 10,000
 3/31/2000                      $ 10,839                  $ 11,220                 $ 10,978                  $ 11,043
 4/30/2000                      $ 10,918                  $ 11,090                 $ 10,648                  $ 10,969
 5/31/2000                      $ 11,120                  $ 11,207                 $ 10,429                  $ 11,003
 6/30/2000                      $ 10,741                  $ 10,695                 $ 10,687                  $ 10,568
 7/31/2000                      $ 10,431                  $ 10,829                 $ 10,520                  $ 10,780
 8/31/2000                      $ 10,994                  $ 11,431                 $ 11,173                  $ 11,503
 9/30/2000                      $ 11,092                  $ 11,536                 $ 10,583                  $ 11,500
10/31/2000                      $ 11,444                  $ 11,820                 $ 10,538                  $ 11,715
11/30/2000                      $ 11,153                  $ 11,382                 $  9,707                  $ 11,115
12/31/2000                      $ 11,880                  $ 11,952                 $  9,755                  $ 11,687
 1/31/2001                      $ 11,689                  $ 11,997                 $ 10,101                  $ 12,181
 2/28/2001                      $ 11,498                  $ 11,664                 $  9,180                  $ 11,373
 3/31/2001                      $ 11,100                  $ 11,252                 $  8,598                  $ 10,924
 4/30/2001                      $ 11,565                  $ 11,803                 $  9,266                  $ 11,665
 5/31/2001                      $ 11,776                  $ 12,069                 $  9,329                  $ 11,788
 6/30/2001                      $ 11,405                  $ 11,801                 $  9,102                  $ 11,406
 7/31/2001                      $ 11,322                  $ 11,776                 $  9,012                  $ 11,209
 8/31/2001                      $ 10,899                  $ 11,304                 $  8,448                  $ 10,561
 9/30/2001                      $ 10,202                  $ 10,508                 $  7,766                  $  9,557
10/31/2001                      $ 10,177                  $ 10,418                 $  7,914                  $  9,557
11/30/2001                      $ 10,683                  $ 11,023                 $  8,521                  $ 10,164
12/31/2001                      $ 10,996                  $ 11,283                 $  8,595                  $ 10,319
 1/31/2002                      $ 10,807                  $ 11,196                 $  8,470                  $ 10,035
 2/28/2002                      $ 10,935                  $ 11,214                 $  8,307                  $  9,946
 3/31/2002                      $ 11,269                  $ 11,744                 $  8,619                  $ 10,455
 4/30/2002                      $ 10,922                  $ 11,341                 $  8,097                  $  9,931
 5/31/2002                      $ 10,927                  $ 11,398                 $  8,037                  $  9,971
 6/30/2002                      $ 10,276                  $ 10,744                 $  7,464                  $  9,342
 7/31/2002                      $  9,534                  $  9,745                 $  6,882                  $  8,332
 8/31/2002                      $  9,545                  $  9,819                 $  6,928                  $  8,390
 9/30/2002                      $  8,747                  $  8,727                 $  6,175                  $  7,431
10/31/2002                      $  9,326                  $  9,373                 $  6,718                  $  8,049


Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)



                                                                   SINCE
                                  1 YEAR    5 YEAR    10 YEAR    INCEPTION
                                  ------    ------    -------    ---------

Common                           (13.57%)      --        --        (7.51%)
Class A Without
     Sales Charge                (13.62%)    2.53%     9.88%       11.28%
Class A With Maximum
     Sales Charge                (18.59%)    1.32%     9.23%       11.15%
Class B Without CDSC             (14.23%)    1.79%       --         6.84%
Class B With CDSC                (17.39%)    1.79%       --         6.84%
Class C Without CDSC             (14.26%)      --        --        (4.76%)
Class C With CDSC                (15.05%)      --        --        (4.76%)


                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)



                                                                   SINCE
                                  1 YEAR    5 YEAR    10 YEAR    INCEPTION
                                  ------    ------    -------    ---------

Common                            (7.63%)      --         --       (4.54%)
Class A Without
     Sales Charge                 (7.63%)    4.14%     10.78%      11.39%
Class A With Maximum
     Sales Charge                (12.95%)    2.91%     10.12%      11.27%
Class B Without CDSC              (8.29%)    3.40%        --        7.78%
Class B With CDSC                (11.66%)    3.40%        --        7.78%
Class C Without CDSC              (8.35%)      --         --       (2.30%)
Class C With CDSC                 (9.19%)      --         --       (2.30%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Fund added the Standard & Poor's/BARRA Value Index as a benchmark, effective 5/1/2001, to its existing benchmark, the Standard & Poor's 500 Index ("S&P 500 Index"). Effective 11/15/2001, in light of the Fund's emphasis on value stocks, the Fund discontinued use of these benchmarks and adopted the Russell 1000 Value Index. The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The Standard & Poor's/BARRA Value Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have lower price-to-book ratios. The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell company. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -12.95%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -11.66%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -9.19%.
(4) Performance for the benchmarks is not available for the period beginning February 28, 2000 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 2000.

CREDIT SUISSE STRATEGIC VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class and Advisor Class shares of Credit Suisse Strategic Value Fund (the "Fund") had losses of 13.29% and 13.71%, respectively, vs. a decline of 15.11% for the S&P 500 Index(1) and a decline of 10.03% for the Russell 1000 Value Index(1). The Fund's Class A, Class B and Class C Shares (all of which have inception dates of November 30, 2001) had losses of 18.76%, 19.23% and 19.31%, respectively, for the 11 month period(2),(3) ended October 31, 2002, vs. a same-period decline of 21.15% for the S&P 500 Index(1) and a same-period decline of 14.97% for the Russell 1000 Value Index(1).

   The period was a very poor one for stocks in general. Markets actually rose over the first part of the period, rebounding from their post-September 11th plunge amid historically low interest rates and signs of economic recovery. However, a confluence of negative developments sent equities spiraling downward into early October 2002. Certain highly visible U.S. corporations were revealed to have accounting problems, in some cases involving outright fraud. Meanwhile, the economic data began to indicate that expectations of recovery had been too optimistic. The looming prospects for a U.S.-led war on Iraq added to the uncertainty. Investors fled risk in all forms, preferring the liquidity and stability of cash-like investments and high-quality bonds. In the end, despite the early rally and the positive finish to the period (stocks rose broadly in October), prominent U.S. equity indexes had significant declines for the 12 months.

   The Fund's return reflected the difficult backdrop for equities, though it outperformed its benchmark. Factors that aided the Fund's relative return included its underweighting in the struggling technology sector. The Fund was also supported by its overweighting in the consumer-discretionary sector, which outperformed most sectors, and by good stock selection within that area. Stocks that hindered the Fund's return included its utilities and health-care holdings.

   With respect to general strategy, we continued to hold what we view as a mix of cyclical and relatively economically insensitive companies. We remained fairly well diversified by sector, but with very limited exposure to the technology area, where we saw a lackluster earnings picture.

   The uncertain economy notwithstanding, we were reluctant to pare our exposure to cyclical sectors of the market, in the belief that a more robust, sustainable economic recovery has been delayed, not avoided. We think that the Federal Reserve will continue to apply stimulus tools, providing liquidity while holding interest rates at low levels. Should this prove ineffective, we expect that fiscal strategies -- e.g., tax cuts -- could be increasingly debated and ultimately agreed to.

   For our part, we will continue to focus on companies whose managements in our view can successfully execute their business goals. We believe that companies that do the right things now, amid difficult economic and market conditions, should be rewarded over time, when risk factors recede and investors take note of discrepancies between a company's true worth and its value in the market.

Sincerely yours,

The Credit Suisse Value Team


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
             CREDIT SUISSE STRATEGIC VALUE FUND COMMON CLASS SHARES,
            THE S&P 500 INDEX(1) AND THE RUSSELL 1000 VALUE INDEX(1)
                           FOR TEN YEARS. (UNAUDITED)



             CREDIT SUISSE STRATEGIC
             VALUE FUND COMMON          S&P 500               RUSSELL 1000 VALUE
             CLASS -- $24,674           INDEX(1) -- $25,655   INDEX(1) -- $29,018


10/31/1992                  $ 10,000               $ 10,000              $ 10,000
11/30/1992                  $ 10,140               $ 10,338              $ 10,328
12/31/1992                  $ 10,411               $ 10,473              $ 10,574
 1/31/1993                  $ 10,576               $ 10,550              $ 10,881
 2/28/1993                  $ 10,901               $ 10,692              $ 11,264
 3/31/1993                  $ 11,639               $ 10,922              $ 11,596
 4/30/1993                  $ 12,571               $ 10,654              $ 11,448
 5/31/1993                  $ 13,602               $ 10,942              $ 11,678
 6/30/1993                  $ 13,727               $ 10,977              $ 11,935
 7/31/1993                  $ 13,953               $ 10,926              $ 12,069
 8/31/1993                  $ 13,936               $ 11,343              $ 12,505
 9/30/1993                  $ 13,436               $ 11,259              $ 12,525
10/31/1993                  $ 13,738               $ 11,488              $ 12,516
11/30/1993                  $ 13,262               $ 11,380              $ 12,258
12/31/1993                  $ 14,143               $ 11,520              $ 12,490
 1/31/1994                  $ 14,634               $ 11,905              $ 12,963
 2/28/1994                  $ 15,214               $ 11,583              $ 12,520
 3/31/1994                  $ 15,314               $ 11,079              $ 12,054
 4/30/1994                  $ 14,974               $ 11,223              $ 12,285
 5/31/1994                  $ 15,150               $ 11,406              $ 12,427
 6/30/1994                  $ 14,734               $ 11,124              $ 12,129
 7/31/1994                  $ 15,085               $ 11,492              $ 12,506
 8/31/1994                  $ 15,951               $ 11,960              $ 12,866
 9/30/1994                  $ 15,929               $ 11,671              $ 12,439
10/31/1994                  $ 15,886               $ 11,938              $ 12,612
11/30/1994                  $ 15,152               $ 11,500              $ 12,103
12/31/1994                  $ 15,221               $ 11,668              $ 12,242
 1/31/1995                  $ 15,311               $ 11,971              $ 12,619
 2/28/1995                  $ 15,759               $ 12,436              $ 13,118
 3/31/1995                  $ 16,264               $ 12,804              $ 13,406
 4/30/1995                  $ 16,310               $ 13,180              $ 13,829
 5/31/1995                  $ 16,725               $ 13,700              $ 14,411
 6/30/1995                  $ 17,011               $ 14,023              $ 14,607
 7/31/1995                  $ 17,868               $ 14,490              $ 15,115
 8/31/1995                  $ 18,453               $ 14,530              $ 15,329
 9/30/1995                  $ 18,212               $ 15,140              $ 15,883
10/31/1995                  $ 17,475               $ 15,086              $ 15,725
11/30/1995                  $ 18,597               $ 15,750              $ 16,522
12/31/1995                  $ 18,338               $ 16,042              $ 16,937
 1/31/1996                  $ 19,483               $ 16,594              $ 17,465
 2/29/1996                  $ 19,351               $ 16,753              $ 17,597
 3/31/1996                  $ 19,509               $ 16,913              $ 17,896
 4/30/1996                  $ 19,820               $ 17,163              $ 17,965
 5/31/1996                  $ 19,952               $ 17,605              $ 18,189
 6/30/1996                  $ 18,519               $ 17,676              $ 18,204
 7/31/1996                  $ 17,121               $ 16,889              $ 17,516
 8/31/1996                  $ 17,803               $ 17,248              $ 18,017
 9/30/1996                  $ 17,560               $ 18,217              $ 18,733
10/31/1996                  $ 17,717               $ 18,716              $ 19,457
11/30/1996                  $ 18,795               $ 20,137              $ 20,868
12/31/1996                  $ 18,125               $ 19,743              $ 20,602
 1/31/1997                  $ 18,891               $ 20,968              $ 21,601
 2/28/1997                  $ 19,166               $ 21,137              $ 21,918
 3/31/1997                  $ 18,448               $ 20,257              $ 21,130
 4/30/1997                  $ 19,036               $ 21,466              $ 22,018
 5/31/1997                  $ 20,357               $ 22,784              $ 23,248
 6/30/1997                  $ 21,110               $ 23,785              $ 24,245
 7/31/1997                  $ 22,761               $ 25,675              $ 26,069
 8/31/1997                  $ 22,219               $ 24,252              $ 25,140
 9/30/1997                  $ 23,386               $ 25,574              $ 26,659
10/31/1997                  $ 22,408               $ 24,733              $ 25,915
11/30/1997                  $ 23,000               $ 25,867              $ 27,060
12/31/1997                  $ 23,608               $ 26,304              $ 27,850
 1/31/1998                  $ 23,766               $ 26,602              $ 27,456
 2/28/1998                  $ 25,356               $ 28,514              $ 29,304
 3/31/1998                  $ 26,366               $ 29,977              $ 31,097
 4/30/1998                  $ 26,496               $ 30,288              $ 31,305
 5/31/1998                  $ 26,409               $ 29,761              $ 30,840
 6/30/1998                  $ 26,659               $ 30,970              $ 31,236
 7/31/1998                  $ 25,955               $ 30,641              $ 30,684
 8/31/1998                  $ 22,130               $ 26,217              $ 26,119
 9/30/1998                  $ 22,821               $ 27,915              $ 27,618
10/31/1998                  $ 24,449               $ 30,175              $ 29,758
11/30/1998                  $ 25,890               $ 32,005              $ 31,145
12/31/1998                  $ 26,596               $ 33,867              $ 32,204
 1/31/1999                  $ 26,744               $ 35,261              $ 32,461
 2/28/1999                  $ 26,075               $ 34,166              $ 32,003
 3/31/1999                  $ 26,319               $ 35,538              $ 32,665
 4/30/1999                  $ 29,343               $ 36,891              $ 35,716
 5/31/1999                  $ 29,685               $ 36,039              $ 35,323
 6/30/1999                  $ 30,659               $ 38,008              $ 36,349
 7/31/1999                  $ 29,585               $ 36,851              $ 35,284
 8/31/1999                  $ 28,988               $ 36,679              $ 33,975
 9/30/1999                  $ 28,155               $ 35,663              $ 32,788
10/31/1999                  $ 28,304               $ 37,931              $ 34,675
11/30/1999                  $ 28,155               $ 38,706              $ 34,403
12/31/1999                  $ 28,117               $ 40,982              $ 34,569
 1/31/2000                  $ 25,883               $ 38,923              $ 33,442
 2/29/2000                  $ 24,323               $ 38,187              $ 30,958
 3/31/2000                  $ 27,522               $ 41,922              $ 34,735
 4/30/2000                  $ 27,676               $ 40,661              $ 34,332
 5/31/2000                  $ 28,698               $ 39,827              $ 34,694
 6/30/2000                  $ 27,336               $ 40,808              $ 33,109
 7/31/2000                  $ 27,414               $ 40,171              $ 33,523
 8/31/2000                  $ 29,270               $ 42,665              $ 35,388
 9/30/2000                  $ 29,243               $ 40,412              $ 35,714
10/31/2000                  $ 29,999               $ 40,241              $ 36,593
11/30/2000                  $ 28,643               $ 37,069              $ 35,235
12/31/2000                  $ 30,712               $ 37,250              $ 37,000
 1/31/2001                  $ 31,366               $ 38,572              $ 37,141
 2/28/2001                  $ 31,366               $ 35,055              $ 36,108
 3/31/2001                  $ 30,336               $ 32,834              $ 34,834
 4/30/2001                  $ 31,872               $ 35,386              $ 36,541
 5/31/2001                  $ 32,844               $ 35,623              $ 37,363
 6/30/2001                  $ 31,689               $ 34,756              $ 36,533
 7/31/2001                  $ 31,485               $ 34,414              $ 36,457
 8/31/2001                  $ 30,625               $ 32,259              $ 34,995
 9/30/2001                  $ 28,254               $ 29,654              $ 32,531
10/31/2001                  $ 28,458               $ 30,220              $ 32,251
11/30/2001                  $ 30,295               $ 32,538              $ 34,125
12/31/2001                  $ 31,201               $ 32,823              $ 34,929
 1/31/2002                  $ 30,736               $ 32,344              $ 34,659
 2/28/2002                  $ 30,992               $ 31,721              $ 34,715
 3/31/2002                  $ 31,996               $ 32,914              $ 36,357
 4/30/2002                  $ 31,039               $ 30,918              $ 35,110
 5/31/2002                  $ 30,667               $ 30,690              $ 35,285
 6/30/2002                  $ 28,716               $ 28,504              $ 33,260
 7/31/2002                  $ 26,287               $ 26,282              $ 30,167
 8/31/2002                  $ 26,054               $ 26,455              $ 30,396
 9/30/2002                  $ 23,203               $ 23,580              $ 27,016
10/31/2002                  $ 24,674               $ 25,655              $ 29,018


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE STRATEGIC VALUE FUND ADVISOR CLASS SHARES,
            THE S&P 500 INDEX(1) AND THE RUSSELL 1000 VALUE INDEX(1)
                      FROM INCEPTION (5/15/95). (UNAUDITED)



            CREDIT SUISSE STRATEGIC
            VALUE FUND ADVISOR        S&P 500                RUSSELL 1000 VALUE
            CLASS -- $14,314          INDEX(1) -- $19,466    INDEX(1) -- $20,983


 5/15/1995                 $ 10,000              $ 10,000               $ 10,000
 5/31/1995                 $ 10,034              $ 10,395               $ 10,421
 6/30/1995                 $ 10,199              $ 10,640               $ 10,562
 7/31/1995                 $ 10,705              $ 10,994               $ 10,930
 8/31/1995                 $ 11,049              $ 11,024               $ 11,084
 9/30/1995                 $ 10,906              $ 11,487               $ 11,485
10/31/1995                 $ 10,458              $ 11,447               $ 11,371
11/30/1995                 $ 11,130              $ 11,951               $ 11,947
12/31/1995                 $ 10,972              $ 12,172               $ 12,247
 1/31/1996                 $ 11,649              $ 12,590               $ 12,629
 2/29/1996                 $ 11,571              $ 12,711               $ 12,724
 3/31/1996                 $ 11,654              $ 12,833               $ 12,941
 4/30/1996                 $ 11,833              $ 13,022               $ 12,990
 5/31/1996                 $ 11,911              $ 13,358               $ 13,153
 6/30/1996                 $ 11,051              $ 13,412               $ 13,163
 7/31/1996                 $ 10,217              $ 12,815               $ 12,666
 8/31/1996                 $ 10,616              $ 13,087               $ 13,028
 9/30/1996                 $ 10,468              $ 13,823               $ 13,546
10/31/1996                 $ 10,561              $ 14,201               $ 14,070
11/30/1996                 $ 11,196              $ 15,279               $ 15,090
12/31/1996                 $ 10,797              $ 14,980               $ 14,897
 1/31/1997                 $ 11,246              $ 15,910               $ 15,620
 2/28/1997                 $ 11,410              $ 16,037               $ 15,849
 3/31/1997                 $ 10,975              $ 15,370               $ 15,279
 4/30/1997                 $ 11,325              $ 16,287               $ 15,921
 5/31/1997                 $ 12,110              $ 17,287               $ 16,810
 6/30/1997                 $ 12,551              $ 18,047               $ 17,532
 7/31/1997                 $ 13,533              $ 19,481               $ 18,850
 8/31/1997                 $ 13,203              $ 18,401               $ 18,179
 9/30/1997                 $ 13,891              $ 19,405               $ 19,278
10/31/1997                 $ 13,310              $ 18,766               $ 18,739
11/30/1997                 $ 13,654              $ 19,627               $ 19,567
12/31/1997                 $ 14,017              $ 19,958               $ 20,139
 1/31/1998                 $ 14,102              $ 20,184               $ 19,854
 2/28/1998                 $ 15,046              $ 21,635               $ 21,190
 3/31/1998                 $ 15,633              $ 22,745               $ 22,486
 4/30/1998                 $ 15,709              $ 22,981               $ 22,637
 5/31/1998                 $ 15,650              $ 22,581               $ 22,301
 6/30/1998                 $ 15,792              $ 23,499               $ 22,587
 7/31/1998                 $ 15,374              $ 23,249               $ 22,188
 8/31/1998                 $ 13,099              $ 19,893               $ 18,886
 9/30/1998                 $ 13,504              $ 21,181               $ 19,971
10/31/1998                 $ 14,468              $ 22,895               $ 21,518
11/30/1998                 $ 15,321              $ 24,284               $ 22,521
12/31/1998                 $ 15,731              $ 25,697               $ 23,287
 1/31/1999                 $ 15,810              $ 26,754               $ 23,473
 2/28/1999                 $ 15,405              $ 25,923               $ 23,141
 3/31/1999                 $ 15,546              $ 26,965               $ 23,620
 4/30/1999                 $ 17,323              $ 27,991               $ 25,826
 5/31/1999                 $ 17,526              $ 27,344               $ 25,542
 6/30/1999                 $ 18,078              $ 28,839               $ 26,284
 7/31/1999                 $ 17,444              $ 27,960               $ 25,514
 8/31/1999                 $ 17,084              $ 27,830               $ 24,568
 9/30/1999                 $ 16,587              $ 27,060               $ 23,709
10/31/1999                 $ 16,667              $ 28,780               $ 25,074
11/30/1999                 $ 16,570              $ 29,368               $ 24,877
12/31/1999                 $ 16,541              $ 31,095               $ 24,997
 1/31/2000                 $ 15,215              $ 29,533               $ 24,182
 2/29/2000                 $ 14,297              $ 28,974               $ 22,386
 3/31/2000                 $ 16,171              $ 31,809               $ 25,117
 4/30/2000                 $ 16,261              $ 30,852               $ 24,826
 5/31/2000                 $ 16,850              $ 30,218               $ 25,087
 6/30/2000                 $ 16,040              $ 30,963               $ 23,941
 7/31/2000                 $ 16,085              $ 30,479               $ 24,241
 8/31/2000                 $ 17,163              $ 32,372               $ 25,590
 9/30/2000                 $ 17,146              $ 30,663               $ 25,825
10/31/2000                 $ 17,577              $ 30,533               $ 26,460
11/30/2000                 $ 16,772              $ 28,126               $ 25,479
12/31/2000                 $ 17,984              $ 28,264               $ 26,755
 1/31/2001                 $ 18,353              $ 29,266               $ 26,857
 2/28/2001                 $ 18,353              $ 26,598               $ 26,110
 3/31/2001                 $ 17,743              $ 24,913               $ 25,188
 4/30/2001                 $ 18,627              $ 26,849               $ 26,423
 5/31/2001                 $ 19,182              $ 27,029               $ 27,017
 6/30/2001                 $ 18,511              $ 26,371               $ 26,417
 7/31/2001                 $ 18,379              $ 26,111               $ 26,362
 8/31/2001                 $ 17,863              $ 24,477               $ 25,305
 9/30/2001                 $ 16,482              $ 22,500               $ 23,523
10/31/2001                 $ 16,588              $ 22,929               $ 23,321
11/30/2001                 $ 17,659              $ 24,688               $ 24,676
12/31/2001                 $ 18,181              $ 24,905               $ 25,257
 1/31/2002                 $ 17,897              $ 24,541               $ 25,062
 2/28/2002                 $ 18,046              $ 24,068               $ 25,102
 3/31/2002                 $ 18,629              $ 24,973               $ 26,290
 4/30/2002                 $ 18,046              $ 23,459               $ 25,388
 5/31/2002                 $ 17,829              $ 23,286               $ 25,515
 6/30/2002                 $ 16,690              $ 21,627               $ 24,050
 7/31/2002                 $ 15,278              $ 19,941               $ 21,814
 8/31/2002                 $ 15,128              $ 20,072               $ 21,980
 9/30/2002                 $ 13,473              $ 17,891               $ 19,535
10/31/2002                 $ 14,314              $ 19,466               $ 20,983



[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE STRATEGIC VALUE FUND CLASS A, B, AND C SHARES(2),
            THE S&P 500 INDEX(1) AND THE RUSSELL 1000 VALUE INDEX(1)
                     FROM INCEPTION (11/30/01). (UNAUDITED)



             CREDIT SUISSE STRATEGIC   CREDIT SUISSE STRATEGIC   CREDIT SUISSE
             VALUE FUND                VALUE FUND                STRATEGIC VALUE FUND   S&P 500             RUSSELL 1000 VALUE
             CLASS A(2) -- $7,654      CLASS B(2) -- $7,766      CLASS C(2) -- $7,990   INDEX(1) -- $7,885  INDEX(1) -- $8,503


11/30/2001                   $ 9,425                  $ 10,000               $ 10,000             $ 10,000            $ 10,000
12/31/2001                   $ 9,711                  $ 10,296               $ 10,297             $ 10,088            $ 10,236
 1/31/2002                   $ 9,559                  $ 10,133               $ 10,128             $  9,940            $ 10,157
 2/28/2002                   $ 9,638                  $ 10,209               $ 10,214             $  9,749            $ 10,173
 3/31/2002                   $ 9,947                  $ 10,530               $ 10,537             $ 10,115            $ 10,654
 4/30/2002                   $ 9,643                  $ 10,199               $ 10,104             $  9,502            $ 10,289
 5/31/2002                   $ 9,527                  $ 10,076               $  9,975             $  9,432            $ 10,340
 6/30/2002                   $ 8,921                  $  9,423               $  9,335             $  8,760            $  9,747
 7/31/2002                   $ 8,166                  $  8,623               $  8,536             $  8,077            $  8,840
 8/31/2002                   $ 8,085                  $  8,531               $  8,453             $  8,130            $  8,907
 9/30/2002                   $ 7,197                  $  7,594               $  7,525             $  7,247            $  7,917
10/31/2002                   $ 7,654                  $  7,766               $  7,990             $  7,885            $  8,503


Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002



                                                                    SINCE
                                 1 YEAR    5 YEAR    10 YEAR      INCEPTION
                                 ------    ------    -------      ---------

Common                          (17.87%)   (0.16%)    8.78%        9.26%
Advisor                         (18.26%)   (0.61%)      --         4.12%
Class A Without
     Sales Charge                   --        --        --       (28.03%)(3)
Class A With Maximum
     Sales Charge                   --        --        --       (23.61%)(3)
Class B Without CDSC                --        --        --       (26.96%)(3)
Class B With CDSC                   --        --        --       (24.00%)(3)
Class C Without CDSC                --        --        --       (24.74%)(3)
Class C With CDSC                   --        --        --       (24.00%)(3)

                  AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002



                                                                    SINCE
                                 1 YEAR    5 YEAR    10 YEAR      INCEPTION
                                 ------    ------    -------      ---------

Common                          (13.29%)    1.95%     9.45%        9.68%
Advisor                         (13.71%)    1.47%       --         4.92%
Class A Without
     Sales Charge                   --        --        --       (18.76%)(3)
Class A With Maximum
     Sales Charge                   --        --        --       (23.46%)(3)
Class B Without CDSC                --        --        --       (19.23%)(3)
Class B With CDSC                   --        --        --       (22.38%)(3)
Class C Without CDSC                --        --        --       (19.31%)(3)
Class C With CDSC                   --        --        --       (20.10%)(3)


----------
(1) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -23.46%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -22.38%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -20.10%.
(3)  Returns for periods of less than one year are not annualized.

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class Shares of Credit Suisse Small Cap Value Fund(1) (the "Fund") had a gain of 0.61%, vs. losses of 11.56% and 2.52%, respectively, for the Russell 2000 Index(2) and the Russell 2000 Value Index.(2) The Fund's Class A Shares, Class B Shares and Class C Shares had returns of 0.71%, -0.08% and -0.07%, respectively, for the same period.(3)

   The period was a very poor one for stocks in general. Markets actually rose over the first part of the period, rebounding from their post-September 11th plunge amid historically low interest rates and signs of economic recovery. However, a confluence of negative developments sent equities spiraling downward into early October 2002. Certain highly visible U.S. corporations were revealed to have accounting problems, in some cases involving outright fraud. Meanwhile, the economic data began to indicate that expectations of recovery had been too optimistic. The looming prospects for a U.S.-led war on Iraq added to the uncertainty. Investors fled risk in all forms, preferring the liquidity and stability of cash-like investments and high-quality bonds. Small-cap and value stocks outperformed their larger-cap and growth-oriented counterparts for the period. One factor aiding the small-cap group was its perceived lack of large-company-type accounting problems.

   Against this backdrop, the Fund had a slight gain and outperformed its benchmarks. Stocks that helped the Fund's relative return included its consumer, health-care, energy and financial-services holdings. Factors that hindered the Fund included its overweighting in the producer durables sector, which underperformed the broader small-cap-value market.

   Despite the positive October for equities, we remain of the view that the market is undervalued and have a fair amount of upside potential when risk concerns begin to fade. We base this opinion on our dividend discount model -- which we anchor to fairly conservative assumptions. That said, it could take some time for risk levels to normalize, given the still-uncertain state of the economy and the possibility of a U.S.-led war on Iraq. The threat and reality of terrorism also could keep risk thresholds high.

   From the sector perspective, we view technology and telecommunications stocks as being generally expensive, and plan to limit our exposure in these areas over the intermediate term. Our favored companies at present include a number of "old economy" names within the industrial, specialty-retail, energy and health-care sectors. We also view certain financial-services stocks as attractive but remain quite selective in this area.

Sincerely yours,

The Credit Suisse Value Team

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE SMALL CAP VALUE FUND(1) COMMON CLASS SHARES,
          THE RUSSELL 2000 INDEX(2) AND THE RUSSELL 2000 VALUE INDEX(2)
                      FROM INCEPTION (8/01/00). (UNAUDITED)



            CREDIT SUISSE SMALL CAP
            VALUE FUND(1)             RUSSELL 2000         RUSSELL 2000 VALUE
            COMMON CLASS -- $11,666   INDEX(2) -- $7,706   INDEX(2) -- $10,973


  8/1/2000                 $ 10,000             $ 10,000              $ 10,000
 8/31/2000                 $ 10,510             $ 10,763              $ 10,447
 9/30/2000                 $ 10,482             $ 10,447              $ 10,388
10/31/2000                 $ 10,562             $  9,981              $ 10,351
11/30/2000                 $ 10,308             $  8,956              $ 10,140
12/31/2000                 $ 11,546             $  9,725              $ 11,230
 1/31/2001                 $ 11,661             $ 10,232              $ 11,540
 2/28/2001                 $ 11,403             $  9,560              $ 11,524
 3/31/2001                 $ 11,298             $  9,093              $ 11,339
 4/30/2001                 $ 11,953             $  9,804              $ 11,864
 5/31/2001                 $ 12,300             $ 10,045              $ 12,169
 6/30/2001                 $ 12,581             $ 10,392              $ 12,658
 7/31/2001                 $ 12,394             $  9,830              $ 12,375
 8/31/2001                 $ 12,317             $  9,512              $ 12,331
 9/30/2001                 $ 11,172             $  8,232              $ 10,970
10/31/2001                 $ 11,596             $  8,713              $ 11,256
11/30/2001                 $ 12,119             $  9,388              $ 12,066
12/31/2001                 $ 12,842             $  9,967              $ 12,805
 1/31/2002                 $ 12,980             $  9,864              $ 12,974
 2/28/2002                 $ 13,345             $  9,593              $ 13,054
 3/31/2002                 $ 14,136             $ 10,365              $ 14,031
 4/30/2002                 $ 14,451             $ 10,459              $ 14,525
 5/31/2002                 $ 13,934             $  9,995              $ 14,044
 6/30/2002                 $ 13,418             $  9,499              $ 13,734
 7/31/2002                 $ 12,048             $  8,065              $ 11,693
 8/31/2002                 $ 12,395             $  8,044              $ 11,642
 9/30/2002                 $ 11,427             $  7,467              $ 10,810
10/31/2002                 $ 11,666             $  7,706              $ 10,973


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS A SHARES(3), THE RUSSELL 2000
     INDEX(2) AND THE RUSSELL 2000 VALUE INDEX(2) FOR TEN YEARS. (UNAUDITED)



             CREDIT SUISSE SMALL
             CAP VALUE FUND(1)         RUSSELL 2000           RUSSELL 2000 VALUE
             CLASS A(3) -- $27,668     INDEX(2) -- $21,622    INDEX(2) -- $29,995


10/31/1992                $  9,425                $ 10,000               $ 10,000
11/30/1992                $  9,815                $ 10,766               $ 10,619
12/31/1992                $  9,986                $ 11,140               $ 11,059
 1/31/1993                $ 10,242                $ 11,517               $ 11,646
 2/28/1993                $ 10,205                $ 11,251               $ 11,692
 3/31/1993                $ 10,373                $ 11,616               $ 12,136
 4/30/1993                $ 10,153                $ 11,296               $ 11,844
 5/31/1993                $ 10,490                $ 11,796               $ 12,217
 6/30/1993                $ 10,614                $ 11,869               $ 12,332
 7/31/1993                $ 10,615                $ 12,033               $ 12,544
 8/31/1993                $ 11,089                $ 12,553               $ 13,034
 9/30/1993                $ 11,504                $ 12,907               $ 13,346
10/31/1993                $ 11,752                $ 13,240               $ 13,652
11/30/1993                $ 11,606                $ 12,808               $ 13,305
12/31/1993                $ 12,104                $ 13,246               $ 13,696
 1/31/1994                $ 12,481                $ 13,661               $ 14,184
 2/28/1994                $ 12,677                $ 13,611               $ 14,142
 3/31/1994                $ 12,158                $ 12,894               $ 13,509
 4/30/1994                $ 12,159                $ 12,971               $ 13,642
 5/31/1994                $ 12,065                $ 12,825               $ 13,623
 6/30/1994                $ 11,924                $ 12,392               $ 13,269
 7/31/1994                $ 12,175                $ 12,596               $ 13,514
 8/31/1994                $ 12,496                $ 13,298               $ 14,046
 9/30/1994                $ 12,402                $ 13,252               $ 13,896
10/31/1994                $ 12,238                $ 13,199               $ 13,642
11/30/1994                $ 11,706                $ 12,666               $ 13,091
12/31/1994                $ 11,960                $ 13,005               $ 13,484
 1/31/1995                $ 11,862                $ 12,840               $ 13,419
 2/28/1995                $ 12,345                $ 13,375               $ 13,915
 3/31/1995                $ 12,541                $ 13,604               $ 13,983
 4/30/1995                $ 12,844                $ 13,906               $ 14,399
 5/31/1995                $ 13,000                $ 14,145               $ 14,708
 6/30/1995                $ 13,237                $ 14,879               $ 15,210
 7/31/1995                $ 13,753                $ 15,736               $ 15,765
 8/31/1995                $ 13,876                $ 16,062               $ 16,234
 9/30/1995                $ 14,088                $ 16,349               $ 16,476
10/31/1995                $ 13,597                $ 15,618               $ 15,818
11/30/1995                $ 14,191                $ 16,274               $ 16,447
12/31/1995                $ 14,373                $ 16,703               $ 16,956
 1/31/1996                $ 14,146                $ 16,685               $ 17,069
 2/29/1996                $ 14,541                $ 17,205               $ 17,336
 3/31/1996                $ 14,936                $ 17,555               $ 17,700
 4/30/1996                $ 15,113                $ 18,494               $ 18,183
 5/31/1996                $ 15,541                $ 19,223               $ 18,643
 6/30/1996                $ 15,230                $ 18,434               $ 18,423
 7/31/1996                $ 14,129                $ 16,824               $ 17,444
 8/31/1996                $ 14,886                $ 17,800               $ 18,201
 9/30/1996                $ 15,424                $ 18,496               $ 18,697
10/31/1996                $ 15,474                $ 18,211               $ 18,914
11/30/1996                $ 16,012                $ 18,961               $ 19,932
12/31/1996                $ 16,469                $ 19,458               $ 20,579
 1/31/1997                $ 16,565                $ 19,847               $ 20,895
 2/28/1997                $ 16,635                $ 19,366               $ 21,094
 3/31/1997                $ 16,284                $ 18,452               $ 20,528
 4/30/1997                $ 16,328                $ 18,503               $ 20,830
 5/31/1997                $ 17,830                $ 20,562               $ 22,488
 6/30/1997                $ 18,646                $ 21,443               $ 23,626
 7/31/1997                $ 19,718                $ 22,441               $ 24,618
 8/31/1997                $ 20,078                $ 22,954               $ 25,009
 9/30/1997                $ 21,149                $ 24,634               $ 26,672
10/31/1997                $ 20,499                $ 23,552               $ 25,946
11/30/1997                $ 20,724                $ 23,400               $ 26,231
12/31/1997                $ 20,774                $ 23,809               $ 27,120
 1/31/1998                $ 20,607                $ 23,433               $ 26,629
 2/28/1998                $ 22,060                $ 25,166               $ 28,239
 3/31/1998                $ 22,815                $ 26,204               $ 29,385
 4/30/1998                $ 22,712                $ 26,349               $ 29,530
 5/31/1998                $ 21,771                $ 24,930               $ 28,484
 6/30/1998                $ 21,091                $ 24,982               $ 28,323
 7/31/1998                $ 19,573                $ 22,960               $ 26,105
 8/31/1998                $ 16,610                $ 18,501               $ 22,017
 9/30/1998                $ 17,262                $ 19,950               $ 23,260
10/31/1998                $ 18,203                $ 20,764               $ 23,950
11/30/1998                $ 18,906                $ 21,852               $ 24,599
12/31/1998                $ 19,816                $ 23,204               $ 25,370
 1/31/1999                $ 18,534                $ 23,513               $ 24,794
 2/28/1999                $ 17,431                $ 21,608               $ 23,102
 3/31/1999                $ 17,524                $ 21,946               $ 22,911
 4/30/1999                $ 19,096                $ 23,912               $ 25,003
 5/31/1999                $ 19,442                $ 24,261               $ 25,771
 6/30/1999                $ 20,312                $ 25,358               $ 26,704
 7/31/1999                $ 20,331                $ 24,663               $ 26,071
 8/31/1999                $ 19,582                $ 23,750               $ 25,118
 9/30/1999                $ 19,125                $ 23,755               $ 24,616
10/31/1999                $ 19,201                $ 23,851               $ 24,123
11/30/1999                $ 19,778                $ 25,275               $ 24,248
12/31/1999                $ 20,109                $ 28,137               $ 24,993
 1/31/2000                $ 18,927                $ 27,684               $ 24,339
 2/29/2000                $ 19,736                $ 32,255               $ 25,827
 3/31/2000                $ 21,654                $ 30,129               $ 25,948
 4/30/2000                $ 21,219                $ 28,315               $ 26,102
 5/31/2000                $ 21,177                $ 26,665               $ 25,703
 6/30/2000                $ 21,790                $ 28,989               $ 26,454
 7/31/2000                $ 22,133                $ 28,057               $ 27,336
 8/31/2000                $ 23,254                $ 30,197               $ 28,558
 9/30/2000                $ 23,191                $ 29,309               $ 28,396
10/31/2000                $ 23,369                $ 28,002               $ 28,295
11/30/2000                $ 22,808                $ 25,126               $ 27,719
12/31/2000                $ 25,552                $ 27,285               $ 30,698
 1/31/2001                $ 25,796                $ 28,706               $ 31,545
 2/28/2001                $ 25,225                $ 26,823               $ 31,501
 3/31/2001                $ 25,007                $ 25,512               $ 30,996
 4/30/2001                $ 26,453                $ 27,507               $ 32,431
 5/31/2001                $ 27,208                $ 28,183               $ 33,265
 6/30/2001                $ 27,830                $ 29,155               $ 34,602
 7/31/2001                $ 27,416                $ 27,578               $ 33,827
 8/31/2001                $ 27,248                $ 26,687               $ 33,708
 9/30/2001                $ 24,707                $ 23,095               $ 29,987
10/31/2001                $ 25,644                $ 24,447               $ 30,770
11/30/2001                $ 26,799                $ 26,339               $ 32,983
12/31/2001                $ 28,406                $ 27,965               $ 35,002
 1/31/2002                $ 28,711                $ 27,674               $ 35,467
 2/28/2002                $ 31,635                $ 26,916               $ 35,683
 3/31/2002                $ 33,492                $ 29,080               $ 38,356
 4/30/2002                $ 34,249                $ 29,344               $ 39,706
 5/31/2002                $ 33,017                $ 28,041               $ 38,392
 6/30/2002                $ 31,814                $ 26,650               $ 37,543
 7/31/2002                $ 28,577                $ 22,626               $ 31,964
 8/31/2002                $ 29,394                $ 22,570               $ 31,824
 9/30/2002                $ 27,104                $ 20,949               $ 29,551
10/31/2002                $ 27,668                $ 21,622               $ 29,995



[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS B SHARES(3),(4),
     THE RUSSELL 2000 INDEX(2),(4) AND THE RUSSELL 2000 VALUE INDEX(2),(4).
                                   (UNAUDITED)



                CREDIT SUISSE SMALL
                CAP VALUE FUND(1)             RUSSELL 2000               RUSSELL 2000 VALUE
                CLASS B(3),(4) -- $16,900     INDEX(2),(4) -- $12,567    INDEX(2),(4) -- $17,302


      3/96(4)                    $ 10,000                    $ 10,000                   $ 10,000
 3/31/1996                       $ 10,266                    $ 10,204                   $ 10,210
 4/30/1996                       $ 10,382                    $ 10,749                   $ 10,488
 5/31/1996                       $ 10,677                    $ 11,173                   $ 10,754
 6/30/1996                       $ 10,457                    $ 10,714                   $ 10,627
 7/31/1996                       $  9,694                    $  9,778                   $ 10,062
 8/31/1996                       $ 10,207                    $ 10,346                   $ 10,499
 9/30/1996                       $ 10,573                    $ 10,750                   $ 10,785
10/31/1996                       $ 10,600                    $ 10,585                   $ 10,910
11/30/1996                       $ 10,960                    $ 11,021                   $ 11,497
12/31/1996                       $ 11,273                    $ 11,310                   $ 11,871
 1/31/1997                       $ 11,327                    $ 11,535                   $ 12,053
 2/28/1997                       $ 11,376                    $ 11,256                   $ 12,168
 3/31/1997                       $ 11,129                    $ 10,725                   $ 11,841
 4/30/1997                       $ 11,147                    $ 10,755                   $ 12,015
 5/31/1997                       $ 12,167                    $ 11,951                   $ 12,972
 6/30/1997                       $ 12,722                    $ 12,463                   $ 13,628
 7/31/1997                       $ 13,439                    $ 13,043                   $ 14,200
 8/31/1997                       $ 13,676                    $ 13,341                   $ 14,426
 9/30/1997                       $ 14,399                    $ 14,318                   $ 15,385
10/31/1997                       $ 13,947                    $ 13,689                   $ 14,967
11/30/1997                       $ 14,089                    $ 13,600                   $ 15,131
12/31/1997                       $ 14,114                    $ 13,838                   $ 15,644
 1/31/1998                       $ 13,993                    $ 13,620                   $ 15,361
 2/28/1998                       $ 14,975                    $ 14,627                   $ 16,289
 3/31/1998                       $ 15,474                    $ 15,230                   $ 16,950
 4/30/1998                       $ 15,397                    $ 15,315                   $ 17,034
 5/31/1998                       $ 14,745                    $ 14,490                   $ 16,431
 6/30/1998                       $ 14,285                    $ 14,520                   $ 16,338
 7/31/1998                       $ 13,245                    $ 13,345                   $ 15,058
 8/31/1998                       $ 11,235                    $ 10,753                   $ 12,700
 9/30/1998                       $ 11,667                    $ 11,595                   $ 13,417
10/31/1998                       $ 12,274                    $ 12,068                   $ 13,815
11/30/1998                       $ 12,743                    $ 12,701                   $ 14,189
12/31/1998                       $ 13,349                    $ 13,487                   $ 14,634
 1/31/1999                       $ 12,480                    $ 13,666                   $ 14,302
 2/28/1999                       $ 11,727                    $ 12,559                   $ 13,326
 3/31/1999                       $ 11,784                    $ 12,755                   $ 13,216
 4/30/1999                       $ 12,832                    $ 13,898                   $ 14,422
 5/31/1999                       $ 13,061                    $ 14,101                   $ 14,866
 6/30/1999                       $ 13,635                    $ 14,739                   $ 15,404
 7/31/1999                       $ 13,635                    $ 14,334                   $ 15,038
 8/31/1999                       $ 13,130                    $ 13,804                   $ 14,489
 9/30/1999                       $ 12,811                    $ 13,807                   $ 14,199
10/31/1999                       $ 12,855                    $ 13,863                   $ 13,915
11/30/1999                       $ 13,230                    $ 14,691                   $ 13,987
12/31/1999                       $ 13,442                    $ 16,354                   $ 14,417
 1/31/2000                       $ 12,650                    $ 16,090                   $ 14,040
 2/29/2000                       $ 13,180                    $ 18,747                   $ 14,898
 3/31/2000                       $ 14,453                    $ 17,511                   $ 14,968
 4/30/2000                       $ 14,157                    $ 16,457                   $ 15,056
 5/31/2000                       $ 14,122                    $ 15,498                   $ 14,827
 6/30/2000                       $ 14,518                    $ 16,849                   $ 15,260
 7/31/2000                       $ 14,738                    $ 16,307                   $ 15,768
 8/31/2000                       $ 15,473                    $ 17,551                   $ 16,473
 9/30/2000                       $ 15,423                    $ 17,035                   $ 16,380
10/31/2000                       $ 15,530                    $ 16,275                   $ 16,322
11/30/2000                       $ 15,146                    $ 14,604                   $ 15,989
12/31/2000                       $ 16,952                    $ 15,858                   $ 17,707
 1/31/2001                       $ 17,109                    $ 16,685                   $ 18,196
 2/28/2001                       $ 16,726                    $ 15,590                   $ 18,171
 3/31/2001                       $ 16,561                    $ 14,828                   $ 17,880
 4/30/2001                       $ 17,518                    $ 15,987                   $ 18,707
 5/31/2001                       $ 18,008                    $ 16,381                   $ 19,188
 6/30/2001                       $ 18,408                    $ 16,946                   $ 19,960
 7/31/2001                       $ 18,117                    $ 16,029                   $ 19,512
 8/31/2001                       $ 17,992                    $ 15,511                   $ 19,444
 9/30/2001                       $ 16,312                    $ 13,423                   $ 17,298
10/31/2001                       $ 16,910                    $ 14,209                   $ 17,749
11/30/2001                       $ 17,668                    $ 15,309                   $ 19,026
12/31/2001                       $ 18,717                    $ 16,254                   $ 20,190
 1/31/2002                       $ 18,899                    $ 16,085                   $ 20,458
 2/28/2002                       $ 19,422                    $ 15,644                   $ 20,583
 3/31/2002                       $ 20,557                    $ 16,902                   $ 22,125
 4/30/2002                       $ 21,005                    $ 17,055                   $ 22,904
 5/31/2002                       $ 20,242                    $ 16,298                   $ 22,146
 6/30/2002                       $ 19,489                    $ 15,490                   $ 21,656
 7/31/2002                       $ 17,490                    $ 13,151                   $ 18,438
 8/31/2002                       $ 17,976                    $ 13,118                   $ 18,357
 9/30/2002                       $ 16,567                    $ 12,176                   $ 17,046
10/31/2002                       $ 16,900                    $ 12,567                   $ 17,302


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
  CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS C SHARES(3),(5), THE RUSSELL 2000
        INDEX(2),(5) AND THE RUSSELL 2000 VALUE INDEX(2),(5). (UNAUDITED)



                CREDIT SUISSE SMALL
                CAP VALUE FUND(1)            RUSSELL 2000             RUSSELL 2000 VALUE
                CLASS C(3),(5) -- $12,812    INDEX(2),(5) -- $6,703   INDEX(2),(5) -- $11,614


      3/00(5)                    $ 10,000                  $ 10,000                  $ 10,000
 3/31/2000                       $ 10,960                  $  9,341                  $ 10,047
 4/30/2000                       $ 10,730                  $  8,778                  $ 10,106
 5/31/2000                       $ 10,703                  $  8,267                  $  9,952
 6/30/2000                       $ 11,003                  $  8,987                  $ 10,243
 7/31/2000                       $ 11,170                  $  8,698                  $ 10,584
 8/31/2000                       $ 11,728                  $  9,362                  $ 11,057
 9/30/2000                       $ 11,690                  $  9,087                  $ 10,995
10/31/2000                       $ 11,771                  $  8,681                  $ 10,956
11/30/2000                       $ 11,479                  $  7,790                  $ 10,733
12/31/2000                       $ 12,853                  $  8,459                  $ 11,886
 1/31/2001                       $ 12,973                  $  8,900                  $ 12,214
 2/28/2001                       $ 12,676                  $  8,316                  $ 12,197
 3/31/2001                       $ 12,556                  $  7,909                  $ 12,001
 4/30/2001                       $ 13,276                  $  8,528                  $ 12,557
 5/31/2001                       $ 13,649                  $  8,738                  $ 12,880
 6/30/2001                       $ 13,953                  $  9,039                  $ 13,398
 7/31/2001                       $ 13,732                  $  8,550                  $ 13,098
 8/31/2001                       $ 13,637                  $  8,274                  $ 13,052
 9/30/2001                       $ 12,360                  $  7,160                  $ 11,611
10/31/2001                       $ 12,821                  $  7,579                  $ 11,914
11/30/2001                       $ 13,391                  $  8,166                  $ 12,771
12/31/2001                       $ 14,188                  $  8,670                  $ 13,553
 1/31/2002                       $ 14,326                  $  8,580                  $ 13,732
 2/28/2002                       $ 14,724                  $  8,345                  $ 13,816
 3/31/2002                       $ 15,585                  $  9,015                  $ 14,851
 4/30/2002                       $ 15,925                  $  9,097                  $ 15,374
 5/31/2002                       $ 15,345                  $  8,694                  $ 14,865
 6/30/2002                       $ 14,773                  $  8,262                  $ 14,536
 7/31/2002                       $ 13,259                  $  7,015                  $ 12,376
 8/31/2002                       $ 13,629                  $  6,997                  $ 12,322
 9/30/2002                       $ 12,558                  $  6,495                  $ 11,442
10/31/2002                       $ 12,812                  $  6,703                  $ 11,614


Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)



                                                                SINCE
                               1 YEAR    5 YEAR    10 YEAR    INCEPTION
                               ------    ------    -------    ---------

Common                          2.29%       --        --        6.35%
Class A Without
     Sales Charge               2.39%     3.63%    10.03%      12.79%
Class A With Maximum
     Sales Charge              (3.50%)    2.41%    10.68%      12.61%
Class B Without CDSC            1.55%     2.85%       --        7.85%
Class B With CDSC              (2.00%)    2.85%       --        7.85%
Class C Without CDSC            1.61%       --        --       10.33%
Class C With CDSC               0.72%       --        --       10.33%


                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)



                                                                SINCE
                               1 YEAR    5 YEAR   10 YEAR     INCEPTION
                               ------    ------   -------     ---------

Common                          0.61%       --        --        7.08%
Class A Without
     Sales Charge               0.71%     4.71%    10.71%      12.82%
Class A With Maximum
     Sales Charge              (5.10%)    3.48%    10.06%      12.64%
Class B Without CDSC           (0.08%)    3.92%       --        8.07%
Class B With CDSC              (3.57%)    3.92%       --        8.07%
Class C Without CDSC           (0.07%)      --        --       10.81%
Class C With CDSC              (0.95%)      --        --       10.81%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, that represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks which includes reinvestment of dividends and is compiled by Frank Russell Company. The Russell 3000(R) Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000(R) Index do not include any sales charges, fees or other expenses. The Russell 2000(R) Value Index measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -5.10%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -3.57%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -0.95%.
(4) Performance for the benchmarks is not available for the period beginning February 28, 1996 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 1996.
(5) Performance for the benchmarks is not available for the period beginning February 28, 2000 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 2000.

                       This page intentionally left blank



CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2002



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (93.9%)
AEROSPACE & DEFENSE (6.1%)
    General Dynamics Corp.                                                     49,700   $   3,932,761
    United Technologies Corp.                                                  83,700       5,161,779
                                                                                        -------------
                                                                                            9,094,540
                                                                                        -------------
BANKS (9.1%)
    Bank of America Corp.                                                      26,937       1,880,203
    Banknorth Group, Inc.                                                     157,600       3,651,592
    Charter One Financial, Inc.                                               105,000       3,179,400
    Washington Mutual, Inc.                                                   134,000       4,791,840
                                                                                        -------------
                                                                                           13,503,035
                                                                                        -------------
CHEMICALS (3.9%)
    Engelhard Corp.                                                           108,600       2,405,490
    Rohm & Haas Co.                                                           102,400       3,406,848
                                                                                        -------------
                                                                                            5,812,338
                                                                                        -------------
COMMERCIAL SERVICES & SUPPLIES (2.8%)
    Avery Dennison Corp.                                                       67,700       4,213,648
                                                                                        -------------
COMPUTERS & PERIPHERALS (1.1%)
    Hewlett-Packard Co.                                                       105,000       1,659,000
                                                                                        -------------
DIVERSIFIED FINANCIALS (8.9%)
    American Express Co.                                                       90,300       3,284,211
    Citigroup, Inc.                                                           131,333       4,852,754
    Freddie Mac                                                                54,300       3,343,794
    Morgan Stanley                                                             43,100       1,677,452
                                                                                        -------------
                                                                                           13,158,211
                                                                                        -------------
ELECTRIC UTILITIES (2.5%)
    Progress Energy, Inc.                                                      88,700       3,700,564
                                                                                        -------------
ELECTRICAL EQUIPMENT (1.7%)
    Emerson Electric Co.                                                       50,800       2,447,544
                                                                                        -------------
FOOD & DRUG RETAILING (2.6%)
    Sysco Corp.                                                               121,700       3,855,456
                                                                                        -------------
FOOD PRODUCTS (2.3%)
    General Mills, Inc.                                                        84,000       3,470,880
                                                                                        -------------
GAS UTILITIES (3.3%)
    National Fuel Gas Co.                                                     125,000       2,521,250
    WGL Holdings, Inc.                                                        100,800       2,331,504
                                                                                        -------------
                                                                                            4,852,754
                                                                                        -------------
HEALTHCARE PROVIDERS & SERVICES (2.6%)
    Cardinal Health, Inc.                                                      56,500       3,910,365
                                                                                        -------------
HOUSEHOLD PRODUCTS (3.3%)
    Kimberly-Clark Corp.                                                       94,200       4,851,300
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       18


                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (CONTINUED)
INDUSTRIAL CONGLOMERATES (3.5%)
    3M Co.                                                                     15,200   $   1,929,488
    General Electric Co.                                                       87,000       2,196,750
    Tyco International, Ltd.                                                   74,000       1,070,040
                                                                                        -------------
                                                                                            5,196,278
                                                                                        -------------
INSURANCE (6.8%)
    American International Group, Inc.                                         56,814       3,553,716
    Berkshire Hathaway, Inc. Class A*                                              55       4,080,450
    Hartford Financial Services Group, Inc.                                    62,900       2,484,550
                                                                                        -------------
                                                                                           10,118,716
                                                                                        -------------
IT CONSULTING & SERVICES (1.0%)
    Unisys Corp.*                                                             161,200       1,407,276
                                                                                        -------------
MEDIA (3.2%)
    Comcast Corp. Special Class A*                                             97,200       2,236,572
    Tribune Co.                                                                52,400       2,517,820
                                                                                        -------------
                                                                                            4,754,392
                                                                                        -------------
MULTILINE RETAIL (2.7%)
    Costco Wholesale Corp.*                                                    56,000       1,900,080
    Federated Department Stores, Inc.*                                         66,400       2,038,480
                                                                                        -------------
                                                                                            3,938,560
                                                                                        -------------
OIL & GAS (9.7%)
    Burlington Resources, Inc.                                                 60,500       2,492,600
    ChevronTexaco Corp.                                                        39,780       2,690,321
    ConocoPhillips                                                             79,000       3,831,500
    Devon Energy Corp.                                                         59,500       3,004,750
    Exxon Mobil Corp.                                                          67,700       2,278,782
                                                                                        -------------
                                                                                           14,297,953
                                                                                        -------------
PERSONAL PRODUCTS (1.8%)
    Avon Products, Inc.                                                        56,000       2,715,440
                                                                                        -------------
PHARMACEUTICALS (6.4%)
    Johnson & Johnson                                                          87,100       5,117,125
    Merck & Company, Inc.                                                      40,600       2,202,144
    Pfizer Inc.                                                                 7,025         223,184
    Pharmacia Corp.                                                            44,351       1,907,093
                                                                                        -------------
                                                                                            9,449,546
                                                                                        -------------
ROAD & RAIL (2.2%)
    Burlington Northern Santa Fe Corp.                                        128,300       3,301,159
                                                                                        -------------
SOFTWARE (2.5%)
    Microsoft Corp.*                                                           70,100       3,748,247
                                                                                        -------------
SPECIALTY RETAIL (2.0%)
    Home Depot, Inc.                                                          101,900       2,942,872
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       19



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (CONCLUDED)
TOBACCO (1.9%)
    Philip Morris Companies, Inc.                                              68,700   $   2,799,525
                                                                                        -------------

TOTAL COMMON STOCKS (Cost $115,181,218)                                                   139,199,599
                                                                                        -------------


                                                                             PAR
                                                                            (000)
                                                                        -------------

MORTGAGE-BACKED SECURITIES (0.0%)
GNMA (0.0%)
    Ginnie Mae Pool #002217X, 6.500%, 8/15/03
    (Cost $382)                                                         $           0**           407
                                                                                        -------------
SHORT-TERM INVESTMENT (6.0%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.750%, 11/01/02
    (Cost $8,866,000)                                                           8,866       8,866,000
                                                                                        -------------

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $124,047,600)                                    148,066,006

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                  144,313
                                                                                        -------------

NET ASSETS (100.0%)                                                                     $ 148,210,319
                                                                                        =============


 *  Non-income producing security.
**  Amount represents less than $1,000 par value.


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2002



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (93.7%)
AEROSPACE & DEFENSE (2.5%)
    United Technologies Corp.                                                  81,100   $   5,001,437
                                                                                        -------------
AIR FREIGHT & COURIERS (0.9%)
    United Parcel Service, Inc. Class B                                        30,000       1,800,300
                                                                                        -------------
AUTO COMPONENTS (3.3%)
    Johnson Controls, Inc.                                                     46,000       3,588,000
    Lear Corp.*                                                                85,900       3,139,645
                                                                                        -------------
                                                                                            6,727,645
                                                                                        -------------
BANKS (5.2%)
    Bank of America Corp.                                                      29,300       2,045,140
    Charter One Financial, Inc.                                               118,230       3,580,005
    Wells Fargo & Co.                                                          97,000       4,895,590
                                                                                        -------------
                                                                                           10,520,735
                                                                                        -------------
BEVERAGES (6.6%)
    Anheuser-Busch Companies, Inc.                                            107,100       5,650,596
    Pepsi Bottling Group, Inc.                                                 78,800       2,123,660
    PepsiCo, Inc.                                                             125,220       5,522,202
                                                                                        -------------
                                                                                           13,296,458
                                                                                        -------------
BUILDING PRODUCTS (3.6%)
    American Standard Companies, Inc.*                                        107,500       7,170,250
                                                                                        -------------
CHEMICALS (1.6%)
    Rohm & Haas Co.                                                            93,900       3,124,053
                                                                                        -------------
COMMERCIAL SERVICES & SUPPLIES (5.4%)
    Cendant Corp.*                                                            270,100       3,106,150
    Convergys Corp.*                                                          109,500       1,629,360
    H&R Block, Inc.                                                            73,800       3,275,244
    Pitney Bowes, Inc.                                                         87,200       2,925,560
                                                                                        -------------
                                                                                           10,936,314
                                                                                        -------------
COMPUTERS & PERIPHERALS (1.3%)
    Hewlett-Packard Co.                                                       169,120       2,672,096
                                                                                        -------------
DIVERSIFIED FINANCIALS (6.5%)
    Citigroup, Inc.                                                           130,700       4,829,365
    Fannie Mae                                                                 63,700       4,258,982
    Lehman Brothers Holdings, Inc.                                             74,100       3,947,307
                                                                                        -------------
                                                                                           13,035,654
                                                                                        -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
    BellSouth Corp.                                                            66,600       1,741,590
                                                                                        -------------
ELECTRIC UTILITIES (0.9%)
    Public Service Enterprise Group, Inc.                                      63,000       1,804,950
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       21



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------


COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
    Agilent Technologies, Inc.*                                               111,400   $   1,531,750
    Tektronix, Inc.*                                                          142,400       2,516,208
                                                                                        -------------
                                                                                            4,047,958
                                                                                        -------------
ENERGY EQUIPMENT & SERVICES (1.5%)
    Pride International, Inc.*                                                213,600       2,964,768
                                                                                        -------------
FOOD & DRUG RETAILING (1.1%)
    CVS Corp.                                                                  76,800       2,129,664
                                                                                        -------------
FOOD PRODUCTS (1.3%)
    General Mills, Inc.                                                        64,300       2,656,876
                                                                                        -------------
HOME PRODUCTS (1.0%)
    Kimberly-Clark Corp.                                                       40,600       2,090,900
                                                                                        -------------
INDUSTRIAL CONGLOMERATES (3.4%)
    3M Co.                                                                     40,400       5,128,376
    Tyco International, Ltd.                                                  119,800       1,732,308
                                                                                        -------------
                                                                                            6,860,684
                                                                                        -------------
INSURANCE (5.0%)
    American International Group, Inc.                                         44,235       2,766,899
    Hartford Financial Services Group, Inc.                                    48,800       1,927,600
    Jefferson-Pilot Corp.                                                      55,500       2,228,325
    St. Paul Companies, Inc.                                                   93,000       3,050,400
                                                                                        -------------
                                                                                            9,973,224
                                                                                        -------------
MACHINERY (10.1%)
    Eaton Corp.                                                                46,000       3,145,940
    Harsco Corp.                                                               75,000       1,923,750
    Ingersoll-Rand Co. Class A                                                118,900       4,637,100
    ITT Industries, Inc.                                                      128,600       8,356,428
    Navistar International Corp.*                                             100,000       2,242,000
                                                                                        -------------
                                                                                           20,305,218
                                                                                        -------------
MEDIA (5.3%)
    Comcast Corp. Special Class A*                                            105,000       2,416,050
    Knight-Ridder, Inc.                                                        60,500       3,640,890
    McGraw-Hill Companies, Inc.                                                34,700       2,238,150
    Viacom, Inc. Class B*                                                      54,300       2,422,323
                                                                                        -------------
                                                                                           10,717,413
                                                                                        -------------
METALS & MINING (2.0%)
    Alcoa, Inc.                                                               183,200       4,041,392
                                                                                        -------------
MULTILINE RETAIL (2.3%)
    Federated Department Stores, Inc.*                                        149,100       4,577,370
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       22



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (CONTINUED)
OIL & GAS (8.0%)
    ConocoPhillips                                                             89,050   $   4,318,925
    Devon Energy Corp.                                                         81,600       4,120,800
    ExxonMobil Corp.                                                          132,100       4,446,486
    Royal Dutch Petroleum Co. NY Shares                                        74,900       3,204,222
                                                                                        -------------
                                                                                           16,090,433
                                                                                        -------------
PHARMACEUTICALS (4.4%)
    Abbott Laboratories                                                        60,700       2,541,509
    Pfizer Inc.                                                               131,100       4,165,047
    Wyeth                                                                      66,100       2,214,350
                                                                                        -------------
                                                                                            8,920,906
                                                                                        -------------
ROAD & RAIL (1.0%)
    Burlington Northern Santa Fe Corp.                                         81,200       2,089,276
                                                                                        -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.8%)
    Micron Technology, Inc.*                                                  103,700       1,659,200
                                                                                        -------------
SPECIALTY RETAIL (5.8%)
    Abercrombie & Fitch Co. Class A*                                          124,500       2,218,590
    Best Buy Company, Inc.*                                                    77,800       1,603,458
    Lowe's Companies, Inc.                                                     63,600       2,654,028
    Ross Stores, Inc.                                                          68,400       2,862,540
    Tiffany & Co.                                                              91,900       2,405,942
                                                                                        -------------
                                                                                           11,744,558
                                                                                        -------------

TOTAL COMMON STOCKS (Cost $191,553,357)                                                   188,701,322
                                                                                        -------------
PREFERRED STOCK (1.2%)
REAL ESTATE (1.2%)
    Equity Residential Properties, (Callable 11/27/02 @ $25.91)
    (Cost $2,512,171)                                                         101,000       2,392,690
                                                                                        -------------
RIGHTS (0.0%)
DIVERSIFIED FINANCIALS (0.0%)
    Allied Capital Corp.^
    (Cost $0)                                                                  56,900             589
                                                                                        -------------


                                                                             PAR
                                                                            (000)
                                                                        -------------

SHORT-TERM INVESTMENT (5.5%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.750%, 11/01/02
    (Cost $11,003,000)                                                  $      11,003      11,003,000
                                                                                        -------------

TOTAL INVESTMENTS AT VALUE (100.4%) (Cost $205,068,528)                                   202,097,601

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)                                                (841,503)
                                                                                        -------------

NET ASSETS (100.0%)                                                                     $ 201,256,098
                                                                                        =============


 *  Non-income producing security.
 ^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.


                 See Accompanying Notes to Financial Statements.



CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2002



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (93.7%)
AEROSPACE & DEFENSE (1.2%)
    DRS Technologies, Inc.*                                                    80,000   $   2,651,200
                                                                                        -------------
BANKS (18.6%)
    Alabama National Bancorp                                                   48,800       2,271,152
    Associated Banc-Corp                                                      123,530       4,145,667
    Banknorth Group, Inc.                                                     138,200       3,202,094
    Century Bancorp, Inc. Class A                                              26,700         718,497
    Cullen/Frost Bankers, Inc.                                                 79,700       2,760,011
    First Financial Holdings, Inc.                                            141,100       3,606,516
    FirstFed Financial Corp.*                                                 134,000       3,631,400
    FirstMerit Corp.                                                          170,000       3,884,500
    Hudson United Bancorp                                                     157,800       4,805,010
    Prosperity Bancshares, Inc.                                               130,600       2,451,362
    Sky Financial Group, Inc.                                                 119,000       2,287,180
    Susquehanna Bancshares, Inc.                                              158,900       3,368,680
    Webster Financial Corp.                                                   120,000       3,889,200
                                                                                        -------------
                                                                                           41,021,269
                                                                                        -------------
CHEMICALS (3.4%)
    Cambrex Corp.                                                              86,400       2,405,376
    H.B. Fuller Co.                                                           180,000       5,124,600
                                                                                        -------------
                                                                                            7,529,976
                                                                                        -------------
COMMERCIAL SERVICES & SUPPLIES (5.3%)
    Banta Corp.                                                               130,000       4,004,000
    United Stationers, Inc.*                                                  140,000       4,162,200
    Watson Wyatt & Company Holdings*                                          175,800       3,472,050
                                                                                        -------------
                                                                                           11,638,250
                                                                                        -------------
CONSTRUCTION & ENGINEERING (1.7%)
    EMCOR Group, Inc.*                                                         75,000       3,645,750
                                                                                        -------------
CONTAINERS & PACKAGING (3.6%)
    AptarGroup, Inc.                                                          150,000       4,189,500
    Myers Industries, Inc.                                                    312,218       3,840,281
                                                                                        -------------
                                                                                            8,029,781
                                                                                        -------------
ELECTRICAL EQUIPMENT (4.7%)
    AMETEK, Inc.                                                              130,000       4,587,700
    Brady Corp.                                                               120,000       3,958,800
    C&D Technologies, Inc.                                                    120,000       1,914,000
                                                                                        -------------
                                                                                           10,460,500
                                                                                        -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (9.7%)
    Electro Scientific Industries, Inc.*                                      225,100       4,204,868
    Littelfuse, Inc.*                                                         149,000       2,330,509
    Pioneer-Standard Electronics, Inc.                                        239,450       1,676,150
    Rogers Corp.*                                                             150,000       3,747,000
    Roper Industries, Inc.                                                     89,200       3,443,120
    Varian, Inc.*                                                             144,000       4,235,040

                 See Accompanying Notes to Financial Statements.

                                       24



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS(CONCLUDED)
    Woodhead Industries, Inc.                                                 162,300   $   1,671,690
                                                                                        -------------
                                                                                           21,308,377
                                                                                        -------------
ENERGY EQUIPMENT & SERVICES (4.4%)
    Oceaneering International, Inc.*                                          197,000       5,456,900
    Varco International, Inc.*                                                261,767       4,303,450
                                                                                        -------------
                                                                                            9,760,350
                                                                                        -------------
FOOD & DRUG RETAILING (3.2%)
    Performance Food Group Co.*                                                92,000       3,421,480
    Ruddick Corp.                                                             250,000       3,745,000
                                                                                        -------------
                                                                                            7,166,480
                                                                                        -------------
FOOD PRODUCTS (2.4%)
    Sensient Technologies Corp.                                               220,800       5,376,480
                                                                                        -------------
GAS UTILITIES (3.3%)
    National Fuel Gas Co.                                                     179,200       3,614,464
    WGL Holdings, Inc.                                                        160,000       3,700,800
                                                                                        -------------
                                                                                            7,315,264
                                                                                        -------------
HEALTHCARE EQUIPMENT & SUPPLIES (4.6%)
    Arrow International, Inc.                                                 100,000       3,516,000
    Cooper Companies, Inc.                                                     58,200       3,084,600
    Invacare Corp.                                                            110,000       3,476,000
                                                                                        -------------
                                                                                           10,076,600
                                                                                        -------------
HOTELS RESTAURANTS & LEISURE (1.0%)
    Marcus Corp.                                                              159,975       2,276,444
                                                                                        -------------
HOUSEHOLD DURABLES (4.4%)
    Ethan Allen Interiors, Inc.                                               100,000       3,205,000
    Lancaster Colony Corp.                                                    141,000       6,408,450
                                                                                        -------------
                                                                                            9,613,450
                                                                                        -------------
INDUSTRIAL CONGLOMERATES (4.0%)
    Carlisle Companies, Inc.                                                   80,000       2,981,600
    Lydall, Inc.*                                                             199,500       2,274,300
    Teleflex, Inc.                                                             85,000       3,575,100
                                                                                        -------------
                                                                                            8,831,000
                                                                                        -------------
INSURANCE (3.8%)
    Brown & Brown                                                              86,100       2,617,440
    HCC Insurance Holdings, Inc.                                              112,000       2,747,360
    Horace Mann Educators Corp.                                               200,000       3,002,000
                                                                                        -------------
                                                                                            8,366,800
                                                                                        -------------
IT CONSULTING & SERVICES (0.9%)
    Keane, Inc.*                                                              230,200       1,896,848
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       25



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (CONCLUDED)
MACHINERY (6.3%)
    ESCO Technologies, Inc.*                                                  101,100   $   3,680,040
    Flowserve Corp.*                                                          167,600       1,964,272
    Graco, Inc.                                                               168,000       4,594,800
    The Manitowoc Company, Inc.                                               157,000       3,703,630
                                                                                        -------------
                                                                                           13,942,742
                                                                                        -------------
MEDIA (1.9%)
    Harte-Hanks, Inc.                                                         225,000       4,293,000
                                                                                        -------------
REAL ESTATE (1.1%)
    Liberty Property Trust                                                     80,000       2,347,200
                                                                                        -------------
ROAD & RAIL (1.7%)
    Werner Enterprises, Inc.                                                  185,000       3,783,250
                                                                                        -------------
SOFTWARE (1.5%)
    Progress Software Corp.*                                                  260,000       3,244,800
                                                                                        -------------
TRADING COMPANIES & DISTRIBUTORS (1.0%)
    MSC Industrial Direct Company, Inc.*                                      175,000       2,268,000
                                                                                        -------------

TOTAL COMMON STOCKS (Cost $169,994,827)                                                   206,843,811
                                                                                        -------------
WARRANTS (0.0%)
BANKS (0.0%)
    Dime Bancorp.*
    (Cost $5,015)                                                              22,100           2,210
                                                                                        -------------


                                                                             PAR
                                                                            (000)
                                                                        -------------

SHORT-TERM INVESTMENT (5.7%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.750%, 11/01/02
    (Cost $12,558,000)                                                  $      12,558      12,558,000
                                                                                        -------------

TOTAL INVESTMENTS AT VALUE (99.4%) (Cost $182,557,842)                                    219,404,021

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                                                1,281,383
                                                                                        -------------

NET ASSETS (100.0%)                                                                     $ 220,685,404
                                                                                        =============


 *  Non-income producing security.


                 See Accompanying Notes to Financial Statements.



CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2002



                                                            LARGE CAP        STRATEGIC        SMALL CAP
                                                            VALUE FUND       VALUE FUND       VALUE FUND
                                                          -------------    -------------    -------------


ASSETS
    Investments at value (Cost $124,047,600,
      $205,068,528, and $182,557,842, respectively)       $ 148,066,006    $ 202,097,601    $ 219,404,021
    Cash                                                             54              263              393
    Dividends and interest receivable                           286,978          180,970          247,437
    Receivable for fund shares sold                             145,205          133,176          137,895
    Receivable for investments sold                                  --        6,656,877        1,284,024
    Prepaid expenses and other assets                            17,584           33,766           29,082
                                                          -------------    -------------    -------------
      Total Assets                                          148,515,827      209,102,653      221,102,852
                                                          -------------    -------------    -------------
LIABILITIES
    Advisory fee payable                                         37,534          124,801          133,515
    Administrative services fee payable                          25,991           34,272           38,581
    Payable for investments purchased                                --        7,124,611               --
    Distribution fee payable                                     49,586           10,965           60,915
    Payable for fund shares redeemed                             93,911          399,623          105,548
    Directors'/Trustees' fee payable                                 --            2,281               --
    Other accrued expenses payable                               98,486          150,002           78,889
                                                          -------------    -------------    -------------
      Total Liabilities                                         305,508        7,846,555          417,448
                                                          -------------    -------------    -------------
NET ASSETS
    Capital stock, $0.001 par value                               8,826           19,064           11,927
    Paid-in capital                                         124,373,270      205,667,116      165,319,116
    Accumulated undistributed net investment income             159,478               --          128,931
    Accumulated net realized gain (loss) on investments        (349,661)      (1,459,155)      18,379,251
    Net unrealized appreciation (depreciation)
      from investments                                       24,018,406       (2,970,927)      36,846,179
                                                          -------------    -------------    -------------
      Net Assets                                          $ 148,210,319    $ 201,256,098    $ 220,685,404
                                                          =============    -------------    -------------
COMMON SHARES
    Net assets                                            $   3,060,715    $ 175,121,019    $  45,075,158
    Shares outstanding                                          181,923       16,586,562        2,428,392
                                                          -------------    -------------    -------------
    Net asset value, offering price and redemption
      price per share                                     $       16.82    $       10.56    $       18.56
                                                          =============    =============    =============
ADVISOR SHARES
    Net assets                                                      N/A    $  25,500,591              N/A
    Shares outstanding                                              N/A        2,417,186              N/A
                                                          -------------    -------------    -------------
    Net asset value, offering price and redemption
      price per share                                               N/A    $       10.55              N/A
                                                          =============    =============    =============

                 See Accompanying Notes to Financial Statements.

                                       27



                                                            LARGE CAP        STRATEGIC        SMALL CAP
                                                            VALUE FUND       VALUE FUND       VALUE FUND
                                                          -------------    -------------    -------------


A SHARES
    Net assets                                            $ 114,733,069    $     404,067    $ 151,340,303
    Shares outstanding                                        6,817,930           38,298        8,129,338
                                                          -------------    -------------    -------------
    Net asset value and redemption price per share        $       16.83    $       10.55    $       18.62
                                                          =============    =============    =============
    Maximum offering price per share
      (net asset value/(1-5.75%))                         $       17.86    $       11.19    $       19.76
                                                          =============    =============    =============
B SHARES
    Net assets                                            $  28,312,471    $      88,367    $  19,998,751
    Shares outstanding                                        1,699,492            8,410        1,127,333
                                                          -------------    -------------    -------------
    Net asset value and offering price per share          $       16.66    $       10.51    $       17.74
                                                          =============    =============    =============
C SHARES
    Net assets                                            $   2,104,064    $     142,054    $   4,271,192
    Shares outstanding                                          126,880           13,525          241,461
                                                          -------------    -------------    -------------
    Net asset value and offering price per share          $       16.58    $       10.50    $       17.69
                                                          =============    =============    =============



                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2002



                                                            LARGE CAP        STRATEGIC        SMALL CAP
                                                            VALUE FUND       VALUE FUND       VALUE FUND
                                                          -------------    -------------    -------------


INVESTMENT INCOME
    Dividends                                             $   3,506,534    $   3,945,521    $   3,768,757
    Interest                                                    101,632          101,191           63,743
    Foreign taxes withheld                                           --          (13,049)              --
                                                          -------------    -------------    -------------
      Total investment income                                 3,608,166        4,033,663        3,832,500
                                                          -------------    -------------    -------------
EXPENSES
    Investment advisory fees                                  1,126,184        1,862,407        2,046,845
    Administrative services fees                                316,764          426,285          453,880
    Shareholder servicing/Distribution fees                     694,479          175,509          852,258
    Transfer agent fees                                         228,797          531,124          343,311
    Printing fees                                                88,911           98,514          114,730
    Registration fees                                            79,854           93,906           75,412
    Legal fees                                                   55,498           42,341           74,029
    Audit fees                                                   26,564           27,475           20,175
    Custodian fees                                               17,760           22,540           26,847
    Insurance expense                                            14,032            9,796           20,371
    Interest expense                                              5,669            5,989           11,226
    Directors'/Trustees' fees                                     5,558           15,241            5,679
    Miscellaneous expense                                         8,343           11,685            4,618
                                                          -------------    -------------    -------------
      Total expenses                                          2,668,413        3,322,812        4,049,381
    Less: fees waived                                          (509,588)              --         (335,009)
                                                          -------------    -------------    -------------
      Net expenses                                            2,158,825        3,322,812        3,714,372
                                                          -------------    -------------    -------------
       Net investment income                                  1,449,341          710,851          118,128
                                                          -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain (loss) from investments                 3,173,446       (1,192,972)      19,290,175
    Net change in unrealized appreciation (depreciation)
      from investments                                      (13,538,321)     (30,902,727)     (14,804,671)
                                                          -------------    -------------    -------------
    Net realized and unrealized gain (loss)
      from investments                                      (10,364,875)     (32,095,699)       4,485,504
                                                          -------------    -------------    -------------
    Net increase (decrease) in net assets resulting
      from operations                                     $  (8,915,534)   $ (31,384,848)   $   4,603,632
                                                          =============    =============    =============


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 LARGE CAP VALUE FUND
                                                                            ------------------------------
                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                                            ------------------------------
                                                                                2002             2001
                                                                            -------------    -------------


FROM OPERATIONS
  Net investment income                                                     $   1,449,341    $   2,089,788
  Net realized gain (loss) from investments                                     3,173,446       15,244,162
  Net change in unrealized appreciation (depreciation) from investments       (13,538,321)     (42,695,915)
                                                                            -------------    -------------
    Net increase (decrease) in net assets resulting from operations            (8,915,534)     (25,361,965)
                                                                            -------------    -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
  Common Class shares                                                             (28,797)         (18,349)
  Advisor Class shares                                                                 --               --
  Class A shares                                                               (1,322,171)      (1,351,242)
  Class B shares                                                                 (111,266)         (82,889)
  Class C shares                                                                   (7,918)          (3,707)
  Class D shares                                                                  (82,437)        (528,735)
DISTRIBUTIONS FROM NET REALIZED GAINS
  Common Class shares                                                            (222,334)          (8,726)
  Advisor Class shares                                                                 --               --
  Class A shares                                                              (11,038,633)     (14,073,743)
  Class B shares                                                               (2,788,798)      (3,586,179)
  Class C shares                                                                 (165,188)         (48,654)
  Class D shares                                                               (3,299,124)      (3,943,625)
RETURN OF CAPITAL
  Common Class shares                                                                  --               --
  Class A shares                                                                       --               --
                                                                            -------------    -------------
    Net decrease in net assets resulting from dividends and distributions     (19,066,666)     (23,645,849)
                                                                            -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                 22,065,483       27,258,454
  Exchange value of shares due to merger                                       14,973,364               --
  Reinvestment of dividends and distributions                                  16,059,536       20,868,471
  Net asset value of shares redeemed                                          (90,669,775)     (36,719,870)
                                                                            -------------    -------------
    Net increase (decrease) in net assets from capital share transactions     (37,571,392)      11,407,055
                                                                            -------------    -------------
  Net increase (decrease) in net assets                                       (65,553,592)     (37,600,759)
NET ASSETS
  Beginning of year                                                           213,763,911      251,364,670
                                                                            -------------    -------------
  End of year                                                               $ 148,210,319    $ 213,763,911
                                                                            =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME                                         $     159,478    $     262,734
                                                                            =============    =============

                 See Accompanying Notes to Financial Statements.

                                       30



                                                                                 STRATEGIC VALUE FUND
                                                                            ------------------------------
                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                                            ------------------------------
                                                                                2002             2001
                                                                            -------------    -------------

FROM OPERATIONS
  Net investment income                                                     $     710,851    $   1,901,932
  Net realized gain (loss) from investments                                    (1,192,972)       7,371,839
  Net change in unrealized appreciation (depreciation) from investments       (30,902,727)     (24,159,539)
                                                                            -------------    -------------
    Net increase (decrease) in net assets resulting from operations           (31,384,848)     (14,885,768)
                                                                            -------------    -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
  Common Class shares                                                            (744,117)      (1,809,160)
  Advisor Class shares                                                                 --          (94,568)
  Class A shares                                                                     (236)              --
  Class B shares                                                                       --               --
  Class C shares                                                                       --               --
  Class D shares                                                                       --               --
DISTRIBUTIONS FROM NET REALIZED GAINS
  Common Class shares                                                          (6,095,193)     (34,194,577)
  Advisor Class shares                                                         (1,030,567)      (5,702,373)
  Class A shares                                                                      (27)              --
  Class B shares                                                                      (26)              --
  Class C shares                                                                      (26)              --
  Class D shares                                                                       --               --
RETURN OF CAPITAL
  Common Class shares                                                             (68,226)              --
  Class A shares                                                                      (20)              --
                                                                            -------------    -------------
    Net decrease in net assets resulting from dividends and distributions      (7,938,438)     (41,800,678)
                                                                            -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                 32,802,513       62,788,635
  Exchange value of shares due to merger                                               --               --
  Reinvestment of dividends and distributions                                   7,817,621       41,146,267
  Net asset value of shares redeemed                                          (55,949,687)     (88,739,277)
                                                                            -------------    -------------
    Net increase (decrease) in net assets from capital share transactions     (15,329,553)      15,195,625
                                                                            -------------    -------------
  Net increase (decrease) in net assets                                       (54,652,839)     (41,490,821)
NET ASSETS
  Beginning of year                                                           255,908,937      297,399,758
                                                                            -------------    -------------
  End of year                                                               $ 201,256,098    $ 255,908,937
                                                                            =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME                                         $          --    $      39,915
                                                                            =============    =============



                                                                                 SMALL CAP VALUE FUND
                                                                            ------------------------------
                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                                            ------------------------------
                                                                                2002             2001
                                                                            -------------    -------------


FROM OPERATIONS
  Net investment income                                                     $     118,128    $     434,376
  Net realized gain (loss) from investments                                    19,290,175       32,187,267
  Net change in unrealized appreciation (depreciation) from investments       (14,804,671)     (15,843,676)
                                                                            -------------    -------------
    Net increase (decrease) in net assets resulting from operations             4,603,632       16,777,967
                                                                            -------------    -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
  Common Class shares                                                             (76,133)            (551)
  Advisor Class shares                                                                 --               --
  Class A shares                                                                 (268,011)        (439,646)
  Class B shares                                                                       --               --
  Class C shares                                                                       --             (735)
  Class D shares                                                                       --               --
DISTRIBUTIONS FROM NET REALIZED GAINS
  Common Class shares                                                          (4,111,025)         (16,437)
  Advisor Class shares                                                                 --               --
  Class A shares                                                              (26,202,108)     (26,873,775)
  Class B shares                                                               (2,444,105)      (2,525,961)
  Class C shares                                                                 (221,991)         (39,456)
  Class D shares                                                                       --               --
RETURN OF CAPITAL
  Common Class shares                                                                  --               --
  Class A shares                                                                       --               --
                                                                            -------------    -------------
    Net decrease in net assets resulting from dividends and distributions     (33,323,373)     (29,896,561)
                                                                            -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                 90,362,161       35,083,467
  Exchange value of shares due to merger                                               --       33,444,688
  Reinvestment of dividends and distributions                                  31,664,945       27,594,410
  Net asset value of shares redeemed                                         (121,800,767)     (39,906,819)
                                                                            -------------    -------------
    Net increase (decrease) in net assets from capital share transactions         226,339       56,215,746
                                                                            -------------    -------------
  Net increase (decrease) in net assets                                       (28,493,402)      43,097,152
NET ASSETS
  Beginning of year                                                           249,178,806      206,081,654
                                                                            -------------    -------------
  End of year                                                               $ 220,685,404    $ 249,178,806
                                                                            =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME                                         $     128,931    $     369,227
                                                                            =============    =============


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)



                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    -------------------------------------
                                                      2002          2001         2000(1)
                                                    ---------     ---------     ---------


PER SHARE DATA
  Net asset value, beginning of period              $   19.95     $   24.63     $   22.44
                                                    ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income(2)                               0.17          0.19          0.02
  Net gain (loss) on investments
    (both realized and unrealized)                      (1.45)        (2.52)         2.21
                                                    ---------     ---------     ---------
      Total from investment operations                  (1.28)        (2.33)         2.23
                                                    ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.19)        (0.22)        (0.04)
  Distributions from net realized gains                 (1.66)        (2.13)           --
                                                    ---------     ---------     ---------
      Total dividends and distributions                 (1.85)        (2.35)        (0.04)
                                                    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $   16.82     $   19.95     $   24.63
                                                    =========     =========     =========
      Total return(3)                                   (7.63)%      (10.51)%        9.96%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   3,061     $   3,421     $      96
    Ratio of expenses to average net assets              1.03%         1.03%         0.43%(4)
    Ratio of net investment income
      to average net assets                              0.92%         0.86%         0.07%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.29%         0.18%           --
  Portfolio turnover rate                                  28%           38%           55%



(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)



                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------------
                                                       2002            2001            2000            1999            1998
                                                    -----------     -----------     -----------     -----------     -----------


PER SHARE DATA
  Net asset value, beginning of period              $     19.96     $     24.62     $     23.49     $     22.60     $     20.09
                                                    -----------     -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income(1)                                 0.17            0.21            0.16            0.12            0.20
  Net gain (loss) on investments
    (both realized and unrealized)                        (1.45)          (2.55)           1.78            2.87            3.51
                                                    -----------     -----------     -----------     -----------     -----------
      Total from investment operations                    (1.28)          (2.34)           1.94            2.99            3.71
                                                    -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.19)          (0.19)          (0.12)          (0.09)          (0.17)
  Distributions from net realized gains                   (1.66)          (2.13)          (0.69)          (2.01)          (1.03)
                                                    -----------     -----------     -----------     -----------     -----------
      Total dividends and distributions                   (1.85)          (2.32)          (0.81)          (2.10)          (1.20)
                                                    -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                      $     16.83     $     19.96     $     24.62     $     23.49     $     22.60
                                                    ===========     ===========     ===========     ===========     ===========
      Total return(2)                                     (7.63)%        (10.48)%          8.44%          14.37%          19.14%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   114,733     $   133,665     $   162,871     $   174,213     $   163,936
    Ratio of expenses to average net assets                1.03%           1.04%           1.08%           1.11%           1.13%
    Ratio of net investment income
      to average net assets                                0.90%           0.94%           0.71%           0.52%           0.92%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.28%           0.10%             --              --              --
  Portfolio turnover rate                                    28%             38%             55%             25%             33%


(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)



                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------
                                                       2002           2001           2000           1999           1998
                                                    ----------     ----------     ----------     ----------     ----------


PER SHARE DATA
  Net asset value, beginning of period              $    19.78     $    24.44     $    23.37     $    22.55     $    20.06
                                                    ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income (loss)(1)                         0.03           0.04             --          (0.04)          0.04
  Net gain (loss) on investments
    (both realized and unrealized)                       (1.43)         (2.52)          1.76           2.88           3.50
                                                    ----------     ----------     ----------     ----------     ----------
      Total from investment operations                   (1.40)         (2.48)          1.76           2.84           3.54
                                                    ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.06)         (0.05)            --          (0.01)         (0.02)
  Distributions from net realized gains                  (1.66)         (2.13)         (0.69)         (2.01)         (1.03)
                                                    ----------     ----------     ----------     ----------     ----------
      Total dividends and distributions                  (1.72)         (2.18)         (0.69)         (2.02)         (1.05)
                                                    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                      $    16.66     $    19.78     $    24.44     $    23.37     $    22.55
                                                    ==========     ==========     ==========     ==========     ==========
      Total return(2)                                    (8.29)%       (11.00)%         7.66%         13.66%         18.29%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   28,312     $   33,087     $   41,194     $   41,144     $   33,325
    Ratio of expenses to average net assets               1.78%          1.79%          1.80%          1.81%          1.83%
    Ratio of net investment income (loss)
      to average net assets                               0.15%          0.19%         (0.01)%        (0.18)%         0.22%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.27%          0.10%            --             --             --
  Portfolio turnover rate                                   28%            38%            55%            25%            33%


(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)



                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    -------------------------------------
                                                       2002          2001        2000(1)
                                                    ---------     ---------     ---------


PER SHARE DATA
  Net asset value, beginning of period              $   19.71     $   24.39     $   20.87
                                                    ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income (loss)(2)                        0.03          0.03         (0.01)
  Net gain (loss) on investments
    (both realized and unrealized)                      (1.43)        (2.51)         3.56
                                                    ---------     ---------     ---------
      Total from investment operations                  (1.40)        (2.48)         3.55
                                                    ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.07)        (0.07)        (0.03)
  Distributions from net realized gains                 (1.66)        (2.13)           --
                                                    ---------     ---------     ---------
      Total dividends and distributions                 (1.73)        (2.20)        (0.03)
                                                    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $   16.58     $   19.71     $   24.39
                                                    =========     =========     =========
      Total return(3)                                   (8.35)%      (11.07)%       17.02%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   2,104     $   1,916     $     496
    Ratio of expenses to average net assets              1.78%         1.79%         1.28%(4)
    Ratio of net investment income (loss)
      to average net assets                              0.16%         0.13%        (0.03)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.28%         0.10%           --
  Portfolio turnover rate                                  28%           38%           55%


(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)



                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                              ------------------------------------------------------------------------------
                                                 2002             2001              2000              1999           1998
                                              ----------       ----------        ----------        ----------     ----------


PER SHARE DATA
  Net asset value, beginning of period        $    12.55       $    15.49        $    18.93        $    16.97     $    18.56
                                              ----------       ----------        ----------        ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                             0.04(1)          0.10              0.11              0.13           0.14
  Net gain (loss) on investments
    (both realized and unrealized)                 (1.63)           (0.86)             0.70              2.49           1.36
                                              ----------       ----------        ----------        ----------     ----------
      Total from investment operations             (1.59)           (0.76)             0.81              2.62           1.50
                                              ----------       ----------        ----------        ----------     ----------
LESS DIVIDENDS, DISTRIBUTIONS AND RETURN OF
  CAPITAL
  Dividends from net investment income             (0.05)           (0.10)            (0.11)            (0.13)         (0.14)
  Distributions from net realized gains            (0.35)           (2.08)            (4.14)            (0.53)         (2.95)
  Return of capital                                   --(2)            --                --                --             --
                                              ----------       ----------        ----------        ----------     ----------
      Total dividends, distributions and
        return of capital                          (0.40)           (2.18)            (4.25)            (0.66)         (3.09)
                                              ----------       ----------        ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD                $    10.56       $    12.55        $    15.49        $    18.93     $    16.97
                                              ==========       ==========        ==========        ==========     ==========
      Total return(3)                             (13.29)%          (5.14)%            5.99%            15.77%          9.11%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)    $  175,121       $  219,223        $  254,842        $  602,282     $  703,808
    Ratio of expenses to average net assets         1.27%            1.13%(4)          1.16%(4)          1.14%          1.19%
    Ratio of net investment income
      to average net assets                         0.36%            0.72%             0.67%             0.65%          0.83%
  Portfolio turnover rate                             30%              38%               49%               78%            78%


(1) Per share information is calculated using the average share outstanding method.

(2)  Total is less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, and .02%, for the years ended October 31, 2001 and 2000, respectively. These arrangements had no effect on the fund's expense ratio for the other periods presented. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.13% and 1.14% for the years ended October 31, 2001 and 2000, respectively.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)



                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                              ---------------------------------------------------------------------------------
                                                 2002             2001              2000              1999              1998
                                              ----------       ----------        ----------        ----------        ----------


PER SHARE DATA
  Net asset value, beginning of period        $    12.55       $    15.49        $    18.92        $    16.96        $    18.55
                                              ----------       ----------        ----------        ----------        ----------
INVESTMENT OPERATIONS
  Net investment income (loss)                     (0.02)(1)         0.03              0.01              0.03              0.10
  Net gain (loss) on investments
    (both realized and unrealized)                 (1.63)           (0.86)             0.73              2.49              1.35
                                              ----------       ----------        ----------        ----------        ----------
      Total from investment operations             (1.65)           (0.83)             0.74              2.52              1.45
                                              ----------       ----------        ----------        ----------        ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                --            (0.03)            (0.03)            (0.03)            (0.09)
  Distributions from net realized gains            (0.35)           (2.08)            (4.14)            (0.53)            (2.95)
                                              ----------       ----------        ----------        ----------        ----------
      Total dividends and distributions            (0.35)           (2.11)            (4.17)            (0.56)            (3.04)
                                              ----------       ----------        ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                $    10.55       $    12.55        $    15.49        $    18.92        $    16.96
                                              ==========       ==========        ==========        ==========        ==========
      Total return(2)                             (13.71)%          (5.63)%            5.47%            15.20%             8.70%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)    $   25,501       $   36,686        $   42,558        $   71,572        $   96,397
    Ratio of expenses to average net assets         1.76%            1.63%(3)          1.66%(3)          1.64%(3)          1.55%
    Ratio of net investment income (loss)
      to average net assets                        (0.14)%           0.22%             0.17%             0.15%             0.47%
  Portfolio turnover rate                             30%              38%               49%               78%               78%


(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .00%, .02%, and .01%, for the years ended October 31, 2001, 2000, and 1999, respectively. These arrangements had no effect on the fund's expense ratio for the other periods presented. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.63%, 1.64%, and 1.63% for the years ended October 31, 2001, 2000, and 1999, respectively.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout the Period)



                                                                 FOR THE PERIOD
                                                                      ENDED,
                                                               OCTOBER 31, 2002(1)
                                                               -------------------


PER SHARE DATA
  Net asset value, beginning of period                               $  13.36
                                                                     --------
INVESTMENT OPERATIONS
  Net investment loss                                                   (0.01)(2)
  Net loss on investments
    (both realized and unrealized)                                      (2.42)
                                                                     --------
      Total from investment operations                                  (2.43)
                                                                     --------
LESS DIVIDENDS, DISTRIBUTIONS AND RETURN OF CAPITAL
  Dividends from net investment income                                  (0.03)
  Distributions from net realized gains                                 (0.35)
  Return of Capital                                                        --(3)
                                                                     --------
      Total dividends, distributions and return of capital              (0.38)
                                                                     --------
NET ASSET VALUE, END OF PERIOD                                       $  10.55
                                                                     ========
      Total return                                                     (18.76)%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                           $    404
    Ratio of expenses to average net assets                              1.63%(5)
    Ratio of net investment loss to average net assets                  (0.10)%(5)
  Portfolio turnover rate                                                  30%


(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  Total is less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total return for periods less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout the Period)



                                                      FOR THE PERIOD
                                                          ENDED,
                                                    OCTOBER 31, 2002(1)
                                                    -------------------


PER SHARE DATA
  Net asset value, beginning of period                   $  13.36
                                                         --------
INVESTMENT OPERATIONS
  Net investment loss                                       (0.08)(2)
  Net loss on investments
    (both realized and unrealized)                          (2.42)
                                                         --------
      Total from investment operations                      (2.50)
                                                         --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         --(3)
  Distributions from net realized gains                     (0.35)
                                                         --------
      Total dividends and distributions                     (0.35)
                                                         --------
NET ASSET VALUE, END OF PERIOD                           $  10.51
                                                         ========
      Total return                                         (19.23)%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $     88
    Ratio of expenses to average net assets                  2.33%(5)
    Ratio of net investment loss to average net assets      (0.71)%(5)
  Portfolio turnover rate                                      30%


(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  Total is less than $.01 per share.

(4) Total return is historical and assumes changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout the Period)



                                                      FOR THE PERIOD
                                                          ENDED,
                                                    OCTOBER 31, 2002(1)
                                                    -------------------


PER SHARE DATA
  Net asset value, beginning of period                   $  13.36
                                                         --------
INVESTMENT OPERATIONS
  Net investment loss                                       (0.08)(2)
  Net loss on investments
    (both realized and unrealized)                          (2.43)
                                                         --------
      Total from investment operations                      (2.51)
                                                         --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         --(3)
  Distributions from net realized gains                     (0.35)
                                                         --------
      Total dividends and distributions                     (0.35)
                                                         --------
NET ASSET VALUE, END OF PERIOD                           $  10.50
                                                         ========
      Total return                                         (19.31)%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $    142
    Ratio of expenses to average net assets                  2.30%(5)
    Ratio of net investment loss to average net assets      (0.71)%(5)
  Portfolio turnover rate                                      30%


(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  Total is less than $.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total return for periods less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)



                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                           ----------------------------------------
                                                              2002           2001          2000(1)
                                                           ----------     ----------     ----------


PER SHARE DATA
  Net asset value, beginning of period                     $    21.07     $    22.62     $    21.35
                                                           ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income(2)                                       0.02           0.04           0.02
  Net gain on investments
    (both realized and unrealized)                               0.31           1.72           1.25
                                                           ----------     ----------     ----------
      Total from investment operations                           0.33           1.76           1.27
                                                           ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.05)         (0.09)            --
  Distributions from net realized gains                         (2.79)         (3.22)            --
                                                           ----------     ----------     ----------
      Total dividends and distributions                         (2.84)         (3.31)            --
                                                           ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                             $    18.56     $    21.07     $    22.62
                                                           ==========     ==========     ==========
      Total return(3)                                            0.61%          9.79%          5.95%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $   45,075     $   30,667     $      105
    Ratio of expenses to average net assets                      1.32%          1.33%          0.34%(4)
    Ratio of net investment income to average net assets         0.12%          0.18%          0.09%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                       0.14%          0.02%            --
  Portfolio turnover rate                                          18%            54%            42%


(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)



                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------------
                                                        2002            2001            2000            1999            1998
                                                    -----------     -----------     -----------     -----------     -----------


PER SHARE DATA
  Net asset value, beginning of period              $     21.09     $     22.54     $     20.52     $     19.54     $     23.34
                                                    -----------     -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income(1)                                 0.02            0.05            0.06            0.06            0.07
  Net gain (loss) on investments
    (both realized and unrealized)                         0.33            1.76            4.05            1.01           (2.55)
                                                    -----------     -----------     -----------     -----------     -----------
      Total from investment operations                     0.35            1.81            4.11            1.07           (2.48)
                                                    -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.03)          (0.04)          (0.04)          (0.07)          (0.06)
  Distributions from net realized gains                   (2.79)          (3.22)          (2.05)          (0.02)          (1.26)
                                                    -----------     -----------     -----------     -----------     -----------
      Total dividends and distributions                   (2.82)          (3.26)          (2.09)          (0.09)          (1.32)
                                                    -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                      $     18.62     $     21.09     $     22.54     $     20.52     $     19.54
                                                    ===========     ===========     ===========     ===========     ===========
      Total return(2)                                      0.71%           9.70%          21.69%           5.47%         (11.20)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   151,340     $   199,213     $   188,501     $   188,192     $   237,873
    Ratio of expenses to average net assets                1.32%           1.33%           1.39%           1.37%           1.29%
    Ratio of net investment income
      to average net assets                                0.11%           0.25%           0.28%           0.33%           0.30%
    Decrease reflected in above operating expense
      ratios due to waivers/ reimbursements                0.12%           0.02%             --              --              --
  Portfolio turnover rate                                    18%             54%             42%             30%             42%


(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)



                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------
                                                       2002           2001           2000           1999           1998
                                                    ----------     ----------     ----------     ----------     ----------


PER SHARE DATA
  Net asset value, beginning of period              $    20.33     $    21.95     $    20.13     $    19.23     $    23.12
                                                    ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss(1)                                 (0.12)         (0.10)         (0.09)         (0.14)         (0.09)
  Net gain (loss) on investments
    (both realized and unrealized)                        0.32           1.70           3.96           1.06          (2.55)
                                                    ----------     ----------     ----------     ----------     ----------
      Total from investment operations                    0.20           1.60           3.87           0.92          (2.64)
                                                    ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                  (2.79)         (3.22)         (2.05)         (0.02)         (1.25)
                                                    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                      $    17.74     $    20.33     $    21.95     $    20.13     $    19.23
                                                    ==========     ==========     ==========     ==========     ==========
      Total return(2)                                    (0.08)%         8.88%         20.80%          4.75%        (11.98)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   19,999     $   17,818     $   17,255     $   19,257     $   22,284
    Ratio of expenses to average net assets               2.07%          2.08%          2.10%          2.07%          1.99%
    Ratio of net investment loss
      to average net assets                              (0.63)%        (0.50)%        (0.43)%        (0.71)%        (0.40)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.13%          0.02%            --             --             --
  Portfolio turnover rate                                   18%            54%            42%            30%            42%


(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)



                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    -------------------------------------
                                                       2002          2001        2000(1)
                                                    ---------     ---------     ---------


PER SHARE DATA
  Net asset value, beginning of period              $   20.28     $   21.94     $   17.96
                                                    ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment loss(2)                                (0.12)        (0.11)        (0.07)
  Net gain on investments
    (both realized and unrealized)                       0.32          1.67          4.05
                                                    ---------     ---------     ---------
      Total from investment operations                   0.20          1.56          3.98
                                                    ---------     ---------     ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                 (2.79)        (3.22)           --
                                                    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $   17.69     $   20.28     $   21.94
                                                    =========     =========     =========
      Total return(3)                                   (0.07)%        8.93%        22.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   4,271     $   1,481     $     220
    Ratio of expenses to average net assets              2.07%         2.08%         1.42%(4)
    Ratio of net investment loss
      to average net assets                             (0.63)%       (0.52)%       (0.33)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.14%         0.02%           --
  Portfolio turnover rate                                  18%           54%           42%


(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Funds covered in this report are comprised of Credit Suisse Large Cap Value Fund ("Large Cap Value"), Credit Suisse Strategic Value Fund ("Strategic Value") and Credit Suisse Small Cap Value Fund ("Small Cap Value"), (each a "Fund" and collectively, the "Funds"). Each Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Strategic Value was incorporated under the laws of the State of Maryland on February 29, 1988. Large Cap Value and Small Cap Value are series of the Credit Suisse Capital Funds, which was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985.

   Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income; Strategic Value seeks total returns; Small Cap Value seeks a high level of growth of capital.

   Strategic Value is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C. Large Cap Value and Small Cap Value each offer four classes of shares: Common Class, Class A, Class B, and Class C. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares of each Fund, except Strategic Value, bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Common Class shares of Strategic Value are not subject to distribution fees. Advisor Class shares bear expenses paid pursuant to a shareholder servicing and distribution plan adopted by Strategic Value at an annual rate not to exceed .75% of the average daily net asset value of Strategic Value's Advisor Class shares. Advisor Class shares currently bear expenses of .50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of each applicable Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of each applicable Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of each applicable Fund's Class C shares.

   During the current fiscal year, the classes offered by the Funds changed as follows: Effective November 30, 2001, Strategic Value began offering Class A, Class B and Class C shares. Effective December 12, 2001, Small Cap Value closed the Common Class to new investors. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestments of dividends. Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, Large Cap Value's shareholders can redeem their Common Class shares through any available method. Effective March 18, 2002, Large Cap Value ceased operations of its Class D shares.

   Effective as of the close of business on June 8, 2001, Small Cap Value acquired all of the net assets of the Credit Suisse Warburg Pincus Small Company Value II Fund ("Small Company Value II") in a tax-free exchange of shares. The shares exchanged were 2,616,209 shares (valued at $33,389,925) of the Common Class shares of Small Company Value II for 1,463,517 Common Class shares of Small Cap Value and 4,333 shares (valued at $54,763) of Advisor Class shares of Small Company Value II for 2,401 Common Class shares of Small Cap Value. The Small Company Value II net assets of $33,444,688 at that date, which included $6,405,554 of unrealized appreciation, were combined with those of Small Cap Value. The aggregate net assets of Small Company Value II and Small Cap Value immediately before the acquisition were $33,444,688 and $239,666,573, respectively and the combined net assets of Small Cap Value after the acquisition were $273,111,261.

   Effective as of the close of business on April 12, 2002, Large Cap Value acquired all of the net assets of the Credit Suisse Balanced Fund ("Balanced") in a tax-free exchange of shares. The shares exchanged were 741,460 shares (valued at $14,901,765) of the Class A of Large Cap Value for 1,561,419 shares of the Common Class of Balanced, and 3,563 shares (valued at $71,599) of the Class A of Large Cap Value for 7,511 shares of the Advisor Class of Balanced. Balanced Fund's net assets of $14,973,364 at that date, which consisted of $476,771 of unrealized depreciation, were combined with those of Large Cap Value. The aggregate net assets of Balanced and Large Cap Value immediately before the acquisition were $14,973,364 and $178,554,035, respectively, and the combined net assets of Large Cap Value after the acquisition were $193,527,399.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of the Board of Directors/Trustees under procedures established by the Board of Directors/Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS --Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (GAAP).

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Funds, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Funds in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds had no securities out on loan during the year ended October 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as the Fund's securities lending agent. CSFB has agreed to charge the Funds fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   H) OTHER -- Strategic Value may invest up to 15% of its net assets in non-publicly traded securities. Small Cap Value and Large Cap Value may each invest up to 10% of its net assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Funds or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets as follows:



          FUND                                            ANNUAL RATE
          ----                                            -----------


          Large Cap Value           0.75% of average daily net assets less than $75 million
                                    0.50% of average daily net assets greater than $75 million
          Strategic Value           0.75% of average daily net assets
          Small Cap Value           0.875% of first $100 million of average daily net assets
                                    0.75% of next $100 million of average daily net assets
                                    0.625% of average daily net assets greater than $200 million


   For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were as follows:



                                GROSS                        NET
                              ADVISORY                     ADVISORY
          FUND                   FEE         WAIVER          FEE
          ----               -----------    ---------    -----------

          Large Cap Value    $ 1,126,184    $ 509,588    $   616,596
          Strategic Value      1,862,407           --      1,862,407
          Small Cap Value      2,046,845      335,009      1,711,836


   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds. At its meeting held on February 12, 2002 the Board of Directors/Trustees approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective July 1, 2002 for Large Cap Value and Small Cap Value and August 1, 2002 for Strategic Value.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

   For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were as follows:



          FUND                               CO-ADMINISTRATION FEE
          ----                               ---------------------

          Large Cap Value                          $ 187,737
          Strategic Value                            248,321
          Small Cap Value                            267,487


   For its co-administrative services, PFPC was entitled to receive a fee for each fund, exclusive of out-of-pocket expenses, based on the following fee structure:



          AVERAGE DAILY NET ASSETS                ANNUAL RATE
          ------------------------                -----------

          First $500 million           .075% of average daily net assets
          Next $1 billion              .065% of average daily net assets
          Over $1.5 billion            .055% of average daily net assets

   For the period November 1, 2001 through June 30, 2002 for Large Cap Value and Small Cap Value, and for the period November 1, 2001 through July 31, 2002 for Strategic Value, co-administrative services fees earned by PFPC (including out-of-pocket expenses) were as follows:



          FUND                               CO-ADMINISTRATION FEE
          ----                               ---------------------

          Large Cap Value                          $ 105,639
          Strategic Value                            149,432
          Small Cap Value                            126,431


   For its co-administrative services SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.



          AVERAGE DAILY NET ASSETS                ANNUAL RATE
          ------------------------                -----------

          First $5 billion             .050% of average daily net assets
          Next $5 billion              .035% of average daily net assets
          Over $10 billion             .020% of average daily net assets


   For the period July 1, 2002 through October 31, 2002 for Large Cap Value and Small Cap Value, and for the period August 1, 2002 through October 31, 2002 for Strategic Value, co-administrative service fees earned by SSB (including out-of-pocket expenses) were as follows:



          FUND                               CO-ADMINISTRATION FEE
          ----                               ---------------------

          Large Cap Value                          $  23,388
          Strategic Value                             28,532
          Small Cap Value                             59,962


   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Class A and Common Class shares of Large Cap Value and Small Cap Value. For the Advisor Class shares of Strategic Value, the shareholder servicing and distribution fee is calculated at an annual rate of .50% of the average daily net assets. For the Class B and Class C shares, the fee is calculated at annual rate of 1.00% of average daily net assets. For the year ended October 31, 2002, shareholder servicing and distribution fees paid to CSAMSI were as follows:



                                                   SHAREHOLDER SERVICING/
          FUND                                        DISTRIBUTION FEE
          ----                                     ----------------------

          Large Cap Value
           Common Class                                   $   7,388
           Class A                                          332,952
           Class B                                          333,191
           Class C                                           20,948
                                                          ---------
                                                          $ 694,479
                                                          =========

          Strategic Value
           Advisor Class                                  $ 173,655
           Class A                                              293
           Class B                                              339
           Class C                                            1,222
                                                          ---------
                                                          $ 175,509
                                                          =========

          Small Cap Value
           Common Class                                   $ 108,136
           Class A                                          499,401
           Class B                                          208,821
           Class C                                           35,900
                                                          ---------
                                                          $ 852,258
                                                          =========


   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2002, the Funds reimbursed CSAM the following amounts, which are included in the Funds' transfer agent expense:



          FUND                                              AMOUNT
          ----                                            ---------

          Large Cap Value                                 $   5,080
          Strategic Value                                   244,797
          Small Cap Value                                    71,709


   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Funds' shares:



          FUND                                              AMOUNT
          ----                                            ---------

          Large Cap Value                                 $  50,674
          Strategic Value                                       929
          Small Cap Value                                    53,730

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid for its services by the Funds as follows:



          FUND                                              AMOUNT
          ----                                            ---------

          Large Cap Value                                 $  66,512
          Strategic Value                                    27,896
          Small Cap Value                                    97,107


NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, there were no loans outstanding for any of the Funds either under the New Credit Facility or the Prior Credit Facility.

   During the year ended October 31, 2002, the following Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:



                           AVERAGE DAILY   WEIGHTED AVERAGE     MAXIMUM DAILY
          FUND             LOAN BALANCE    INTEREST RATE %     LOAN OUTSTANDING
          ----             -------------   ----------------    ----------------

          Small Cap Value    2,231,182          2.303%            4,570,000


NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:



          FUND                     PURCHASES                    SALES
          ----                    ------------              -------------

          Large Cap Value         $ 51,757,345              $ 122,725,342
          Strategic Value           69,284,030                 91,546,012
          Small Cap Value           45,922,450                 84,089,968


NOTE 5. CAPITAL SHARE TRANSACTIONS

   Strategic Value is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, two billion are classified as Advisor shares and one billion each are classified as Class A, Class B and Class C shares. Large Cap Value and Small Cap Value are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class, and an unlimited number of shares are classified as the Class A, Class B, and Class C shares. Transactions in capital shares of the Funds were as follows:



                                                         LARGE CAP VALUE
                                   ------------------------------------------------------------
                                                           COMMON CLASS
                                   ------------------------------------------------------------
                                        FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                         OCTOBER 31, 2002                OCTOBER 31, 2001
                                   ------------------------------------------------------------
                                      SHARES           VALUE          SHARES          VALUE
                                   ------------    ------------    ------------    ------------



Shares sold                             103,965    $  2,023,735         247,678    $  5,610,931
Shares issued in reinvestment
  of dividends and distributions         12,434         242,387             852          18,040
Shares redeemed                        (105,918)     (2,094,726)        (80,982)     (1,820,615)
                                   ------------    ------------    ------------    ------------
Net increase                             10,481    $    171,396         167,548    $  3,808,356
                                   ============    ============    ============    ============




                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS A
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------



Shares sold                              626,066    $  12,458,395          497,633    $  10,992,519
Shares exchanged due to merger           745,023       14,973,364               --               --
Shares issued in reinvestment of
  dividends and distributions            493,645        9,681,586          587,498       12,903,682
Shares redeemed                       (1,742,654)     (33,021,060)      (1,003,451)     (21,875,515)
                                   -------------    -------------    -------------    -------------
Net increase                             122,080    $   4,092,285           81,680    $   2,020,686
                                   =============    =============    =============    =============


                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS B
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                              290,681    $   5,488,383          136,380    $   2,979,246
Shares issued in reinvestment of
  dividends and distributions            133,172        2,598,132          157,054        3,422,233
Shares redeemed                         (396,941)      (7,219,735)        (306,403)      (6,625,998)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)                   26,912    $     866,780          (12,969)   $    (224,519)
                                   =============    =============    =============    =============


                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS C
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                               54,693    $   1,022,052           81,416    $   1,797,567
Shares issued in reinvestment of
  dividends and distributions              8,035          155,964            2,401           52,155
Shares redeemed                          (33,052)        (615,500)          (6,944)        (152,097)
                                   -------------    -------------    -------------    -------------
Net increase                              29,676    $     562,516           76,873    $   1,697,625
                                   =============    =============    =============    =============


                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS D
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                         OCTOBER 31, 2002(1)                OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                               53,963    $   1,072,918          263,799    $   5,878,192
Shares issued in reinvestment of
  dividends and distributions            171,387        3,381,467          303,506        4,472,360
Shares redeemed                       (2,311,557)     (47,718,754)        (276,713)      (6,245,645)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)               (2,086,207)   $ (43,264,369)         190,592    $   4,104,907
                                   =============    =============    =============    =============




                                                           STRATEGIC VALUE
                                   ----------------------------------------------------------------
                                                             COMMON CLASS
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                            2,197,385    $  27,640,532        3,725,127    $  51,683,209
Shares issued in reinvestment of
  dividends and distributions            515,385        6,786,899        2,749,394       35,349,336
Shares redeemed                       (3,600,864)     (44,820,752)      (5,453,055)     (74,139,460)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)                 (888,094)   $ (10,393,321)       1,021,466    $  12,893,085
                                   =============    =============    =============    =============


                                                           STRATEGIC VALUE
                                   ----------------------------------------------------------------
                                                            ADVISOR CLASS
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                              354,262    $   4,443,977          801,031    $  11,105,426
Shares issued in reinvestment of
  dividends and distributions             77,486        1,030,565          450,848        5,796,931
Shares redeemed                         (937,589)     (11,126,396)      (1,076,470)     (14,599,817)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)                 (505,841)   $  (5,651,854)         175,409    $   2,302,540
                                   =============    =============    =============    =============


                                                           STRATEGIC VALUE
                                   ----------------------------------------------------------------
                                               CLASS A                           CLASS B
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                         OCTOBER 31, 2002(2)               OCTOBER 31, 2002(2)
                                   ------------------------------    ------------------------------
                                      SHARES           VALUE            SHARES            VALUE
                                   ------------------------------    ------------------------------


Shares sold                               38,285    $     440,384            8,602    $     102,640
Shares issued in reinvestment of
  dividends and distributions                 13              157               --               --
Shares redeemed                               --               --             (192)          (2,539)
                                   -------------    -------------    -------------    -------------
Net increase                              38,298    $     440,541            8,410    $     100,101
                                   =============    =============    =============    =============


                                           STRATEGIC VALUE
                                   ------------------------------
                                               CLASS C
                                   ------------------------------
                                         FOR THE YEAR ENDED
                                         OCTOBER 31, 2002(2)
                                   ------------------------------
                                      SHARES            VALUE
                                   -------------    -------------


Shares sold                               13,525    $     174,980
                                   -------------    -------------
Net increase                              13,525    $     174,980
                                   =============    =============




                                                           SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                             COMMON CLASS
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                            2,037,442    $  43,491,976          397,275    $   8,783,388
Shares exchanged due to merger                --               --        1,465,919       33,444,703
Shares issued in reinvestment of
  dividends and distributions            206,532        4,122,723               --               --
Shares redeemed                       (1,271,379)     (26,177,786)        (412,055)      (9,044,812)
                                   -------------    -------------    -------------    -------------
Net increase                             972,595    $  21,436,913        1,451,139    $  33,183,279
                                   =============    =============    =============    =============


                                                            SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                                CLASS A
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                            1,317,940    $  35,671,755        1,061,823    $  22,929,213
Shares issued in reinvestment of
  dividends and distributions          1,250,540       25,063,759        1,330,676       25,192,101
Shares redeemed                       (3,884,528)     (90,304,871)      (1,309,249)     (28,022,948)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)               (1,316,048)   $ (29,569,357)       1,083,250    $  20,098,366
                                   =============    =============    =============    =============


                                                            SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                                CLASS B
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                              352,858    $   7,019,306           95,195    $   1,975,413
Shares issued in reinvestment of
  dividends and distributions            117,607        2,258,049          129,006        2,362,103
Shares redeemed                         (219,418)      (4,302,841)        (134,033)      (2,738,710)
                                   -------------    -------------    -------------    -------------
Net increase                             251,047    $   4,974,514           90,168    $   1,598,806
                                   =============    =============    =============    =============


                                                            SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                                CLASS C
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                              210,925    $   4,179,124           66,176    $   1,395,453
Shares issued in reinvestment of
  dividends and distributions             11,516          220,414            2,190           40,191
Shares redeemed                          (54,000)      (1,015,269)          (5,367)        (100,349)
                                   -------------    -------------    -------------    -------------
Net increase                             168,441    $   3,384,269           62,999    $   1,335,295
                                   =============    =============    =============    =============


(1)  Large Cap Value Class D ceased operations effective March 18, 2002.
(2)  For the period November 30, 2001 (inception date) through October 31, 2002.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds were as follows:



                             NUMBER OF        APPROXIMATE PERCENTAGE
                           SHAREHOLDERS       OF OUTSTANDING SHARES
                           ------------       ---------------------

Large Cap Value
  Common Class                   2                     73%
  Class C                        2                     20%
Strategic Value
  Common Class                   3                     46%
  Advisor Class                  1                     98%
  Class A                        7                     67%
  Class B                        5                     59%
  Class C                        3                     88%
Small Cap Value
  Common Class                   3                     66%
  Class C                        1                      6%


   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and excise tax regulations.

   The tax characteristics of dividends and distributions paid during the period ended October 31, for the Funds were as follows:



                             ORDINARY INCOME            LONG-TERM CAPITAL GAIN          RETURN OF CAPITAL
                       ---------------------------   ---------------------------   ---------------------------
     FUND                  2002           2001           2002           2001           2002           2001
     ----              ------------   ------------   ------------   ------------   ------------   ------------


     Large Cap Value   $  1,552,589   $  1,984,922   $ 17,514,077   $ 21,660,927   $         --   $         --
     Strategic Value        750,766      1,903,728      7,119,425     39,896,950         68,246             --
     Small Cap Value     10,814,993      8,274,362     22,508,380     21,622,199             --             --



   At October 31, 2002, the components of distributable earnings on a tax basis were as follows:



                                        LARGE CAP VALUE  STRATEGIC VALUE  SMALL CAP VALUE
                                        ---------------  ---------------  ---------------


Undistributed ordinary income           $       159,497  $            --  $       785,837
Accumulated realized gain (loss)             (1,349,517)      (1,256,325)      18,618,941
Unrealized appreciation (depreciation)       22,319,212       (3,173,757)      35,949,583
                                        ---------------  ---------------  ---------------
                                        $    21,129,192  $    (4,430,082) $    55,354,361
                                        ===============  ===============  ===============


   At October 31, 2002, the Funds had capital loss carryovers available to offset possible future capital gains as follows:



                                                  EXPIRES OCTOBER 31,
                                              --------------------------
   FUND                                           2009           2010
   ----                                       -----------    -----------

   Large Cap Value                            $ 1,362,521    $        --
   Strategic Value                                     --      1,256,325
   Small Cap Value                                     --             --


   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:



                                                                         NET UNREALIZED
                                     GROSS UNREALIZED  GROSS UNREALIZED  APPRECIATION/
   FUND             IDENTIFIED COST    APPRECIATION     (DEPRECIATION)   (DEPRECIATION)
   ----             ---------------  ----------------  ----------------  --------------


   Large Cap Value  $   125,746,794    $ 27,346,913    $    5,027,701    $  22,319,212
   Strategic Value      205,271,358      24,631,530        27,805,287       (3,173,757)
   Small Cap Value      183,454,438      47,400,516        11,450,933       35,949,583


   At October 31, 2002, accumulated undistributed net investment income (loss), accumulated net realized gain (loss) from investments, and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of reit dividends and capital loss carryovers from a fund acquisition. Net assets were not affected by these reclassifications:



                                     INCREASE (DECREASE)
                      -------------------------------------------------
                                                        ACCUMULATED NET
                                        UNDISTRIBUTED    REALIZED GAIN
                        PAID-IN        NET INVESTMENT      (LOSS) ON
   FUND                 CAPITAL         INCOME (LOSS)      INVESTMENT
   ----               ------------     --------------   ---------------

   Large Cap Value    $  1,827,222     $          (8)   $    (1,827,214)
   Strategic Value         (68,246)           61,832              6,414
   Small Cap Value              --           (14,280)            14,280

NOTE 7. SUBSEQUENT EVENT

   On December 12, 2002, the Board of Directors of Strategic Value approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). If the Reorganization is completed, each shareholder of Strategic Value would become a shareholder of Large Cap Value (the "Acquiring Fund") and would receive on a tax-free basis shares of the Acquiring Fund with the same aggregate net asset value as their shares of Strategic Value. The Reorganization is subject to the approval of Strategic Value's shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders in anticipation of a special meeting of shareholders to be held at a later date.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors/Trustees and Shareholders of Credit Suisse Large Cap Value Fund;
Credit Suisse Strategic Value Fund, Inc.;
Credit Suisse Small Cap Value Fund:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Value Fund, Credit Suisse Strategic Value Fund, Inc. and Credit Suisse Small Cap Value Fund (Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund are series of the Credit Suisse Capital Funds) (collectively referred to as the "Funds") at October 31, 2002, the results of their operations for the year then ended, the changes in each of their net assets and financial highlights (for Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund) for each of the two years in the period then ended and the financial highlights (for Credit Suisse Strategic Value Fund, Inc.) for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as the "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002


CREDIT SUISSE FUNDS
INFORMATION CONCERNING DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)



                                                                                           NUMBER OF
                                              TERM                                         PORTFOLIOS IN
                                              OF OFFICE(1)                                 FUND
                                              AND                                          COMPLEX           OTHER
                                POSITION(S)   LENGTH           PRINCIPAL                   OVERSEEN BY       DIRECTORSHIPS
                                HELD WITH     OF TIME          OCCUPATION(S) DURING        DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE           FUNDS         SERVED           PAST FIVE YEARS             TRUSTEE           DIRECTOR/TRUSTEE
------------------------------  ------------  --------------   -------------------------   ---------------   ----------------


INDEPENDENT DIRECTORS/TRUSTEES

Richard H. Francis              Director/     Since            Currently retired;          53                Director of
c/o Credit Suisse               Trustee       1999             Executive Vice                                The Indonesia
Asset Management, LLC           and           (Strategic       President and                                 Fund, Inc.
466 Lexington Avenue            Audit         Value),          Chief Financial
New York, New York              Committee     2001             Officer of Pan Am
10017-3147                      Member        (Large Cap       Corporation and
                                              Value and        Pan American
Age: 70                                       Small Cap        World Airways,
                                              Value)           Inc. from 1988 to
                                                               1991

Jack W. Fritz                   Director/     Since            Private investor;           52                Director of
2425 North Fish Creek Road      Trustee and   1996             Consultant and                                Advo, Inc.
P.O. Box 1287                   Audit         (Strategic       Director of Fritz                             (direct mail
Wilson, Wyoming 83014           Committee     Value),          Broadcasting, Inc.                            advertising)
                                Member        2001             and Fritz
Age: 75                                       (Large Cap       Communications
                                              Value and        (developers and
                                              Small Cap        operators of radio
                                              Value)           stations) since
                                                               1987

Jeffrey E. Garten               Director/     Since            Dean of Yale                52                Director of
Box 208200                      Trustee and   1998             School of                                     Aetna, Inc.;
New Haven, Connecticut          Audit         (Strategic       Management and                                Director of
06520-8200                      Committee     Value),          William S. Beinecke                           Calpine Energy
                                Member        2001             Professor in the                              Corporation;
Age: 56                                       (Large Cap       Practice of                                   Director of
                                              Value and        International                                 CarMax Group
                                              Small Cap        Trade and Finance;                            (used car
                                              Value)           Undersecretary of                             dealers)
                                                               Commerce for
                                                               International Trade
                                                               from November 1993
                                                               to October 1995;
                                                               Professor at
                                                               Columbia University
                                                               from September
                                                               1992 to November
                                                               1993

----------
(1) Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.



                                                                                           NUMBER OF
                                              TERM                                         PORTFOLIOS IN
                                              OF OFFICE(1)                                 FUND
                                              AND                                          COMPLEX           OTHER
                                POSITION(S)   LENGTH           PRINCIPAL                   OVERSEEN BY       DIRECTORSHIPS
                                HELD WITH     OF TIME          OCCUPATION(S) DURING        DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE           FUNDS         SERVED           PAST FIVE YEARS             TRUSTEE           DIRECTOR/TRUSTEE
------------------------------  ------------  --------------   -------------------------   ---------------   ----------------


INDEPENDENT DIRECTORS/TRUSTEES
 --(CONTINUED)

Peter F. Krogh                  Director/     Since            Dean Emeritus and           52                Member of
301 ICC                         Trustee and   2001             Distinguished Professor                       Board
Georgetown University           Audit         (All Funds)      of International Affairs                      of The Carlisle
Washington, DC 20057            Committee                      at the Edmund A. Walsh                        Companies Inc.;
                                Member                         School of Foreign Service,                    Member of
Age: 65                                                        Georgetown University;                        Selection
                                                               Moderator of PBS                              Committee
                                                               Foreign affairs television                    for Truman
                                                               Series                                        Scholars and
                                                                                                             Henry Luce
                                                                                                             Scholars; Senior
                                                                                                             Associate of
                                                                                                             Center for
                                                                                                             Strategic and
                                                                                                             International
                                                                                                             Studies; Trustee
                                                                                                             of numerous
                                                                                                             world affairs
                                                                                                             organizations

James S. Pasman, Jr.            Director/     Since 1999       Currently retired;          54                Director of
c/o Credit Suisse               Trustee and   (Strategic       President and Chief                           Education
Asset Management, LLC           Audit         Value),          Operating Officer of                          Management
466 Lexington Avenue            Committee     2001             National InterGroup,                          Corp.; Director
New York, New York              Member        (Large Cap       Inc. (holding company)                        of Credit
10017-3147                                    Value and        from April 1989                               Suisse Asset
                                              Small Cap        to March 1991;                                Management
Age: 71                                       Value)           Chairman of Permian                           Income Fund,
                                                               Oil Co. from April 1989                       Inc.; Trustee of
                                                               to March 1991                                 Credit Suisse
                                                                                                             High Yield Bond
                                                                                                             Fund




                                                                                           NUMBER OF
                                              TERM                                         PORTFOLIOS IN
                                              OF OFFICE(1)                                 FUND
                                              AND                                          COMPLEX           OTHER
                                POSITION(S)   LENGTH           PRINCIPAL                   OVERSEEN BY       DIRECTORSHIPS
                                HELD WITH     OF TIME          OCCUPATION(S) DURING        DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE           FUNDS         SERVED           PAST FIVE YEARS             TRUSTEE           DIRECTOR/TRUSTEE
------------------------------  ------------  --------------   -------------------------   ---------------   ----------------


INDEPENDENT DIRECTORS/TRUSTEES
 --(CONTINUED)

Steven N. Rappaport             Director/     Since 1999       Partner of Lehigh Court     53                Director of
Lehigh Court, LLC               Trustee and   (Strategic       LLC since July 2002;                          The First Israel
40 East 52nd Street             Audit         Value),          President of Sunguard                         Fund, Inc.
New York, New York              Committee     2001             Securities Finance, Inc.
10022                           Chairman      (Large Cap       from 2001 to July 2002;
                                              Value and        President of Loanet, Inc.
Age: 54                                       Small Cap        (on-line accounting
                                              Value)           service) from 1995 to
                                                               2001; Director, President,
                                                               North American
                                                               Operations, and former
                                                               Executive Vice President
                                                               from 1992 to 1993 of
                                                               Worldwide Operations of
                                                               Metallurg Inc.
                                                               (manufacture of specially
                                                               metals and alloys);
                                                               Executive Vice President,
                                                               Telerate, Inc. (provider
                                                               of real-time information
                                                               to the capital markets)
                                                               from 1987 to 1992;
                                                               Partner in the law firm
                                                               of Hartman & Craven
                                                               until 1987

INTERESTED DIRECTOR/TRUSTEE

William W. Priest(2)            Director/     Since 1999       Senior Partner and          59                Director of The
Steinberg Priest & Sloane       Trustee       (Strategic       Fund Manager,                                 Brazilian Equity
Capital Management                            Value),          Steinberg                                     Fund, Inc.; The
12 East 49th Street                           2001             Priest & Sloane Capital                       Chile Fund, Inc.;
12th Floor                                    (Large Cap       Management since                              The Emerging
New York, New York                            Value and        March 2001; Chairman                          Markets Tele-
10017                                         Small Cap        and Managing                                  communications
                                              Value)           Director of CSAM                              Fund, Inc.; The
Age: 61                                                        from 2000 to                                  First Israel Fund,
                                                               February 2001, Chief                          Inc.; The Latin
                                                               Executive Officer and                         American Equity
                                                               Managing Director of                          Fund, Inc.; The
                                                               CSAM from 1990 to                             Indonesia Fund,
                                                               2000                                          Inc.; and Credit
                                                                                                             Suisse Asset
                                                                                                             Management
                                                                                                             Income Fund, Inc.


------------
(2) Mr. Priest is a Director/Trustee who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of CSAM until February 2001.



                                                  TERM
                                                  OF OFFICE(1)
                                                  AND
                                POSITION(S)       LENGTH
                                HELD WITH         OF TIME
NAME, ADDRESS AND AGE           FUNDS             SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------           ------------      --------------   ---------------------------------------------------------

OFFICERS

Laurence R. Smith               Chairman          Since            Managing Director and Global Chief Investment Officer
Credit Suisse Asset                               2002             of CSAM; Associated with JP Morgan Investment
Management, LLC                                   (All Funds)      Management from 1981 to 1999; Officer of Other Credit
466 Lexington Avenue                                               Suisse Funds
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.                Vice President    Since 1999       Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset             and Secretary     (Strategic       Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                   Value),          Associated with CSAM from 1995 to 1996; Associated
466 Lexington Avenue                              2001             with CS First Boston Investment Management from
New York, New York                                (Large Cap       1994 to 1995; Associated with Division of Enforcement,
10017-3147                                        Value and        U.S. Securities and Exchange Commission from 1991
                                                  Small Cap        to 1994; Officer of Other Credit Suisse Funds
                                                  Value)

Age: 38

Michael A. Pignataro            Treasurer         Since 1999       Director and Director of Fund Administration of CSAM;
Credit Suisse Asset             and Chief         (Strategic       Associated with CSAM since 1984; Officer of Other Credit
Management, LLC                 Financial         Value),          Suisse Funds
466 Lexington Avenue            Officer           2001
New York, New York                                (Large Cap
10017-3147                                        Value and
                                                  Small Cap
                                                  Value)

Age: 43

Gregory N. Bressler, Esq.       Assistant         Since 2000       Vice President and Legal Counsel of CSAM since January
Credit Suisse Asset             Secretary         (Strategic       2000; Associated with the law firm of Swidler Berlin
Management, LLC                                   Value),          Shereff Friedman LLP from 1996 to 2000; Officer of Other
466 Lexington Avenue                              2001             Credit Suisse Funds
New York, New York                                (Large Cap
10017-3147                                        Value and
                                                  Small Cap
                                                  Value)

Age: 36




                                                  TERM
                                                  OF OFFICE(1)
                                                  AND
                                POSITION(S)       LENGTH
                                HELD WITH         OF TIME
NAME, ADDRESS AND AGE           FUNDS             SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------           ------------      --------------   ---------------------------------------------------------


OFFICERS--(CONTINUED)

Kimiko T. Fields, Esq.          Assistant         Since            Assistant Vice President and Legal Counsel of CSAM
Credit Suisse Asset             Secretary         2002             since December 2000; Assistant Vice President, Institutional
Management, LLC                                   (All Funds)      Marketing Department, CSAM, from January 2000 to
466 Lexington Avenue                                               December 2000; Marketing Associate, International Equity
New York, New York                                                 Department, Warburg Pincus Asset Management, Inc.
10017-3147                                                         from January 1998 to January 2000; self-employed author
                                                                   and consultant, from January 1996 to December 1997;
                                                                   Officer of Other Credit Suisse Funds

Age: 38

Rocco A. Del Guercio            Assistant         Since 1999       Vice President and Administrative Officer of CSAM;
Credit Suisse Asset             Treasurer         (Strategic       Associated with CSAM since June 1996; Assistant
Management, LLC                                   Value),          Treasurer, Bankers Trust -- Fund Administration from
466 Lexington Avenue                              2001             March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                (Large Cap       Supervisor, Dreyfus Corporation from April 1987
10017-3147                                        Value and        to March 1994; Officer of Other Credit Suisse Funds
                                                  Small Cap
                                                  Value)

Age: 39

Joseph Parascondola             Assistant         Since 2000       Assistant Vice President -- Fund Administration of CSAM
Credit Suisse Asset             Treasurer         (Strategic       since April 2000; Assistant Vice President, Deutsche
Management, LLC                                   Value),          Asset Management from January 1999 to April 2000;
466 Lexington Avenue                              2001             Assistant Vice President, Weiss, Peck & Greer LLC
New York, New York                                (Large Cap       from November 1995 to December 1998; Officer of Other
10017-3147                                        Value and        Credit Suisse Funds
                                                  Small Cap
                                                  Value)

Age: 39

Robert M. Rizza                 Assistant         Since            Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset             Treasurer         2002             Administrative Officer of CSAM from March 1998
Management, LLC                                   (All Funds)      to December 2000; Assistant Treasurer of Bankers
466 Lexington Avenue                                               Trust Co. from April 1994 to March 1998; Officer of Other
New York, New York                                                 Credit Suisse Funds
10017-3147

Age: 37


   The Statement of Additional Information includes additional information about the Directors/Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FUNDS
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2002

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate shareholders should note for the year ended October 31, 2002, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction are as follows:



   FUND                           PERCENTAGE
   ----                           ----------

   Large Cap Value                   83.41%
   Strategic Value                  100.00%
   Small Cap Value                   98.73%


IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   During the year ended October 31, 2002, the Funds declared the following dividends that were designated as 20% long-term capital gains dividends:



   FUND                           AMOUNT
   ----                        ------------

   Large Cap Value             $ 17,514,077
   Strategic Value                7,119,425
   Small Cap Value               22,514,838

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSVAL-2-1002

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 28, 2003

                         ADVISOR CLASS AND COMMON CLASS,
                   CLASS A, CLASS B AND CLASS C SHARES OF THE
                       CREDIT SUISSE STRATEGIC VALUE FUND

                     CREDIT SUISSE CAPITAL APPRECIATION FUND

This combined Statement of Additional Information provides information about Credit Suisse Strategic Value Fund (the "Strategic Value Fund") and Credit Suisse Capital Appreciation Fund (the "Capital Appreciation Fund" and together with the Strategic Value Fund, the "Funds") that supplements information contained in (i) the combined Prospectus for the Common Shares of the Funds dated February 28, 2003; (ii) the Prospectuses for the Advisor Shares of the Funds, each dated February 28, 2003; and (iii) the Prospectuses for the Class A, Class B and Class C shares of the Funds, each dated February 28, 2003, as each is amended or supplemented from time to time (collectively, the "Prospectus"), and is incorporated by reference in its entirety into the Prospectus.

Each Fund's audited Annual Report dated October 31, 2002, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference.

This Statement of Additional Information is not in itself a prospectus. Copies of the Prospectuses and the Annual Report can be obtained by writing or telephoning:

Class A, Class B, Class C and Common Shares               Advisor Shares
            Credit Suisse Funds                        Credit Suisse Funds
             P.O. Box 55030                            P.O. Box 55030
    Boston, Massachusetts 02205-5030          Boston, Massachusetts 02205-5030
               800-927-2874                        Attn: Institutional Services
                                                           800-222-8977

597589.28

                                TABLE OF CONTENTS


                                                                                                                Page

                                                                                                                ----
INVESTMENT OBJECTIVES AND POLICIES................................................................................1
         Options, Futures and Currency Exchange Transactions......................................................1
                  Securities Options..............................................................................1
                  Securities Index Options........................................................................4
                  OTC Options.....................................................................................5
                  Futures Activities..............................................................................5
                  Currency Exchange Transactions..................................................................7
                  Hedging Generally...............................................................................9
                  Asset Coverage for Forward Contracts, Options, Futures and Options on Futures..................10
         Additional Information on Other Investment Practices....................................................11
                  U.S. Government Securities.....................................................................11
                  Money Market Obligations.......................................................................11
                  Convertible Securities.........................................................................12
                  Structured Securities..........................................................................12
                  Debt Securities................................................................................15
                  Below Investment Grade Securities..............................................................16
                  Zero Coupon Securities.........................................................................17
                  Securities of Other Investment Companies.......................................................17
                  Lending of Portfolio Securities................................................................18
                  Foreign Investments............................................................................19
                  Warrants.......................................................................................21
                  Non-Publicly Traded and Illiquid Securities....................................................22
                  Borrowing......................................................................................23
                  Reverse Repurchase Agreements..................................................................23
                  When-Issued Securities and Delayed-Delivery Transactions.......................................23
                  REITs .........................................................................................24
                  Small Capitalization and Emerging Growth Companies; Unseasoned Issuers.........................24
                  "Special Situation" Companies..................................................................25
         Strategy Available to the Capital Appreciation Fund.....................................................25
                  Dollar Rolls...................................................................................25
         Strategy Available to the Strategic Value Fund..........................................................25
                  Short Sales "Against the Box"..................................................................25
INVESTMENT RESTRICTIONS..........................................................................................26
                  Both Funds.....................................................................................26
                  Strategic Value Fund...........................................................................26
                  Capital Appreciation Fund......................................................................28
PORTFOLIO VALUATION..............................................................................................29
PORTFOLIO TRANSACTIONS...........................................................................................31
PORTFOLIO TURNOVER...............................................................................................33

597589.28


                                                                                                                Page

                                                                                                                ----
MANAGEMENT OF THE FUNDS..........................................................................................34
         Officers and Board of Directors/Trustees................................................................34
         Directors'/Trustees' Total Compensation for the Fiscal Year Ended October 31, 2002......................41
         Investment
         Advisory Agreements.....................................................................................42
         Board Approval of Advisory Agreements...................................................................44
         Administration Agreements...............................................................................45
         Code of Ethics..........................................................................................45
         Custodian and Transfer Agent............................................................................46
         Organization of the Funds...............................................................................46
                  Capital Appreciation Fund......................................................................46
                  Strategic Value Fund...........................................................................47
                  Both Funds.....................................................................................47
         Distribution and Shareholder Servicing..................................................................48
                  Distributor....................................................................................48

                  Advisor Shares.................................................................................49
                  Class A, Class B and Class C Shares............................................................50
                  General........................................................................................52
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................53
         Purchases...............................................................................................53
                  Common Class Shares............................................................................53
         Redemptions.............................................................................................56
                  Automatic Cash Withdrawal Plan.................................................................56
                  Contingent Deferred Sales Charge - General.....................................................57
EXCHANGE PRIVILEGE...............................................................................................57
ADDITIONAL INFORMATION CONCERNING TAXES..........................................................................58
         The Funds and Their Investments.........................................................................58
         Passive Foreign Investment Companies....................................................................61
         Dividends and Distributions.............................................................................61
         Sales of Shares.........................................................................................62
         Foreign Taxes...........................................................................................62
         Special Tax Matters Relating to Zero Coupon Securities..................................................63
         Backup Withholding......................................................................................63
         Notices ................................................................................................63
         Other Taxation..........................................................................................63
DETERMINATION OF PERFORMANCE.....................................................................................63
         After-Tax Return........................................................................................66
INDEPENDENT ACCOUNTANTS AND COUNSEL..............................................................................69
MISCELLANEOUS....................................................................................................69

                                      (ii)

597589.28


                                                                                                                Page

                                                                                                                ----

FINANCIAL STATEMENTS.............................................................................................74
APPENDIX - DESCRIPTION OF RATINGS...............................................................................A-1

                       INVESTMENT OBJECTIVES AND POLICIES

     The following information supplements the discussion of each Fund's investment objective and policies in the Prospectuses. There are no assurances that the Funds will achieve their investment objectives.

     The investment objective of the Strategic Value Fund is total return.

     The investment objective of the Capital Appreciation Fund is long-term capital appreciation.

     The Strategic Value Fund under normal market conditions invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. This percentage requirement will not be applicable during periods when the Strategic Value Fund pursues a temporary defensive strategy, as discussed below. The policy regarding investment of at least 80% of the Strategic Value Fund's net assets is non-fundamental, which means that it can be changed by the Board of Directors upon 60 days' notice to shareholders.

     Unless otherwise indicated, both Funds are permitted to engage in the following investment strategies, subject to any percentage limitations set forth below. Any percentage limitation on a Fund's ability to invest in debt securities will not be applicable during periods when the Fund pursues a temporary defensive strategy as discussed below.

     The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available in the future.

         Options, Futures and Currency Exchange Transactions

     Each Fund may purchase and write covered or collateralized options on securities, securities indices and currencies for both hedging purposes and to increase total return. Each Fund may enter into futures contracts and options on futures contracts on securities, securities indices and currencies and may engage in currency exchange transactions for these same purposes, which may involve speculation.

     Securities Options. Each Fund may purchase options and write (sell) covered or collateralized options on securities, securities indices and, to the extent the Fund is authorized to invest in foreign securities, currencies for both hedging purposes and to increase total return. Up to 25% of a Fund's assets may be at risk in connection with investing in options on securities, securities indices and, if applicable, currencies. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation. These options may be traded on an exchange or over-the-counter ("OTC").

     Each Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to

597589.28

compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

     The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Fund could realize on its investments or require the Fund to hold securities it would otherwise sell.

     The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). A Fund that writes call options retains the risk of an increase in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

     In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

     Additional risks exist with respect to certain of the securities for which a Fund may write covered call options. For example, if the Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

597589.28

     Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. Each Fund may write (i) in-the-money call options when Credit Suisse Asset Management, LLC ("CSAM"), each Fund's investment adviser, expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, each Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

     Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by a Fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which a Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of a Fund under an option it has written would be terminated by a closing purchase transaction (a Fund would not be deemed to own an option as a result of the transaction). So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or a Fund effects a closing purchase transaction. A Fund cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

597589.28

     There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Fund's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Fund. Each Fund, however, intends to purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

     Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options a Fund will be able to purchase on a particular security.

     Securities Index Options. Each Fund may purchase and write exchange-listed and OTC put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

     Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times

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597589.28

a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

     OTC Options. Each Fund may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

     Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although each Fund will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until the Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

     Futures Activities. Each Fund may enter into futures contracts and options on futures contracts on securities, securities indices and, to the extent the Fund is authorized to invest in foreign securities, currencies for bona fide hedging and speculative purposes These futures contracts are standardized contracts for the future delivery of a non-U.S. currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

     These transactions may be entered into for "bona fide hedging" purposes, as defined in regulations of the Commodity Futures Trading Commission ("CFTC"), and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC will not exceed 5% of a Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

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597589.28

     Each Fund reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Fund's policies. There is no overall limit on the percentage of Fund assets that may be at risk with respect to futures activities.

     Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

     No consideration is paid or received by a Fund upon entering into a futures contract. Instead, the Fund is required to deposit in a segregated account with its custodian an amount of cash or liquid securities acceptable to the broker, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." A Fund will also incur brokerage costs in connection with entering into futures transactions.

     At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although each Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if a Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in

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597589.28

such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect a Fund's performance.

     Options on Futures Contracts. Each Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

     An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

     Currency Exchange Transactions. The value in U.S. dollars of the assets of a Fund that are invested in foreign securities may be affected favorably or unfavorably by a variety of factors not applicable to investment in U.S. securities, and the Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. A Fund will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. Risks associated with currency forward contracts and purchasing currency options are similar to those described herein for futures contracts and securities and stock index options. In addition, the use of currency transactions could result in losses from the imposition of foreign exchange controls, suspension of settlement or other governmental actions or unexpected events.

     The Capital Appreciation Fund will engage in currency exchange transactions only for hedging purposes. The Strategic Value Fund may engage in currency exchange transactions for both hedging purposes and to increase total return, which may involve speculation.

     Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the

597589.28

time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to a Fund. To the extent a Fund engages in forward currency contracts to generate current income, the Fund will be subject to these risks which the Fund might otherwise avoid (e.g., through the use of hedging transactions).

     Currency Options. Each Fund may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

     Currency Hedging. Each Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. No Fund may position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

     A decline in the U.S. dollar value of a foreign currency in which a Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, a Fund may purchase foreign currency put options. If the value of the foreign currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to a Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved.

597589.28

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

     While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against a price decline if the issuer's creditworthiness deteriorates.

     Hedging Generally. In addition to entering into options, futures and currency exchange transactions for other purposes, including generating current income to offset expenses or increase return, each Fund may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures contracts and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

     In hedging transactions based on an index, whether a Fund will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of a Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and

597589.28

movements in the price of securities index futures, a correct forecast of general market trends by CSAM still may not result in a successful hedging transaction.

     Each Fund will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Funds of hedging transactions will be subject to CSAM's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

     To the extent that a Fund engages in the strategies described above, the Fund may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and a Fund may be unable to close out a position without incurring substantial losses, if at all. The Funds are also subject to the risk of a default by a counterparty to an off-exchange transaction.

     Asset Coverage for Forward Contracts, Options, Futures and Options on Futures. Each Fund will comply with guidelines established by the Securities and Exchange Commission (the "SEC") and other applicable regulatory bodies with respect to coverage of forward currency contracts, options written by the Funds on securities and indexes; and currency, interest rate and security index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by a Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security or financial instrument or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     For example, a call option written by a Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund may require the Fund to segregate assets (as described above) equal to the exercise price. A Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If a Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Funds may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

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597589.28

Additional Information on Other Investment Practices

     U.S. Government Securities. The obligations issued or guaranteed by the U.S. government in which a Fund may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities ("U.S. Government Securities"). Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

     Other U.S. Government Securities the Funds may invest in include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

     Money Market Obligations. Each Fund is authorized to invest, under normal market conditions, up to 20% of its total assets in domestic and foreign short-term (one year or less remaining to maturity) and medium-term (five year or less remaining to maturity) money market obligations and for temporary defensive purposes may invest in these securities without limit. These instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by Standard & Poor's Ratings Services ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

     Money Market Mutual Funds. Where CSAM believes that it would be beneficial to a Fund and appropriate considering the factors of return and liquidity, each Fund may invest up to 5% of its assets in securities of money market mutual funds that are unaffiliated with the Fund or CSAM. As a shareholder in any mutual fund, a Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the Fund's management fees and other expenses with respect to assets so invested.

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597589.28

     Repurchase Agreements. The Funds may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Fund would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which each Fund enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the Investment Company Act of 1940, as amended (the "1940 Act").

     Convertible Securities. Convertible securities in which a Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Fund, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of such securities, although CSAM will consider such event in its determination of whether the Fund should continue to hold the securities.

     Structured Securities. The Funds may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage- and asset-backed securities; structured notes, bonds or debentures, and assignments of and participations in loans.

     Mortgage-Backed Securities. A Fund may invest in mortgage-backed securities sponsored by U.S. and foreign issuers, as well as non-governmental issuers. Non-government issued mortgage-backed securities may offer higher yields than those issued by government entities, but may be subject to greater price fluctuations. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of

597589.28

the Fund's shares. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payouts of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on numerous factors. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Fund's yield.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Asset-Backed Securities. A Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

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597589.28

     Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

     Structured Notes, Bonds or Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

         Assignments and Participations.

     A Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign government, corporation or other entity (a "Borrower") and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the Borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Fund may not directly benefit from any collateral supporting the

597589.28

Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by CSAM to be creditworthy.

     When a Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

     There are risks involved in investing in Participations and Assignments. A Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund's ability to dispose of particular Participations or Assignments when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

     Debt Securities. The Strategic Value Fund may invest up to 20% of its net assets and the Capital Appreciation Fund may invest up to 20% of its total assets in debt securities. Debt obligations of corporations in which the Funds may invest include corporate bonds, debentures and notes. Debt securities convertible into common stock and certain preferred stocks may have risks similar to those described below.

     Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix A to this Statement of Additional Information.

     Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by a Fund, it may cease to be rated or it may be downgraded. Neither event will require the sale of such securities, although the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. The Adviser may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

597589.28

     The interest income to be derived may be considered as one factor in selecting debt securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital appreciation when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to accurately forecast changes in interest rates. The market value of debt obligations may be expected to vary depending upon, among other factors, interest rates, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.

     A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined to be of comparable quality by CSAM. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. A Fund's holdings of debt securities rated below investment grade (commonly referred to as "junk bonds") may be rated as low as C by Moody's or D by S&P at the time of purchase, or may be unrated securities considered to be of equivalent quality. Securities that are rated C by Moody's comprise the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated D by S&P is in default or is expected to default upon maturity or payment date. Investors should be aware that ratings are relative and subjective and not absolute standards of quality. Any percentage limitation on a Fund's ability to invest in debt securities will not be applicable during periods when the Fund pursues a temporary defensive strategy as discussed below.

     When CSAM believes that a defensive posture is warranted, each Fund may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements.

     Below Investment Grade Securities. The Strategic Value Fund may invest up to 10% of its net assets and the Capital Appreciation Fund may invest up to 5% of its total assets in securities rated below investment grade, including convertible debt securities.

     Below investment grade debt securities may be rated as low as C by Moody's or D by S&P, or be deemed by CSAM to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. A security rated D by S&P is in default or is expected to default upon maturity or payment date. Below investment grade securities (commonly referred to as "junk bonds"), (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than

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597589.28

investment grade securities. In addition, these securities generally present a higher degree of credit risk. The risk of loss due to default is significantly greater because these securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Issuers of medium- and lower-rated securities and unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

     An economic recession could disrupt severely the market for medium- and lower-rated securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund and calculating its net asset value.

     The market value of securities in medium- and lower-rated categories is also more volatile than that of higher quality securities. Factors adversely impacting the market value of these securities will adversely impact a Fund's net asset value. A Fund will rely on the judgment, analysis and experience of CSAM in evaluating the creditworthiness of an issuer. In this evaluation, in addition to relying on ratings assigned by Moody's or S&P, CSAM will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Interest rate trends and specific developments which may affect individual issuers will also be analyzed. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced. Neither event will require sale of such securities, although CSAM will consider such event in its determination of whether a Fund should continue to hold the securities. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.

     Zero Coupon Securities. Each Fund may invest in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Redemption of shares of the Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was

597589.28

purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

     Securities of Other Investment Companies. Each Fund may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, each Fund may hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Fund's total assets and (c) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

     Lending of Portfolio Securities. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors (the "Board"). These loans, if and when made, may not exceed 33 1/3% of the Fund's total assets taken at value (including the loan collateral). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

     By lending its securities, a Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Funds to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of

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597589.28

the underlying securities. Any loans of a Fund's securities will be fully collateralized and marked to market daily.

     Each Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit Credit Suisse First Boston ("CSFB") to act as lending agent for the Funds, to permit securities loans to broker-dealer affiliates of CSFB, and to permit the investment of cash collateral received by CSFB from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM, CSFB or any of their affiliates. These conditions include percentage limitations on the amount of a Fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each Fund that invests in the Investment Funds will do so at the same price as each other Fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

     Foreign Investments. The Strategic Value and Capital Appreciation Funds may invest up to 20% of net assets and 20% of total assets, respectively, in the securities of foreign issuers. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The Funds may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

     Depository Receipts. The assets of each Fund may be invested in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, and IDRs, which are sometimes referred to as Global Depository Receipts ("GDRs"), are issued outside the United States. EDRs (CDRs) and IDRs (GDRs) are typically issued by non-U.S. banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs (CDRs) and IDRs (GDRs) in bearer form are designed for use in European and non-U.S. securities markets, respectively. For purposes of the Funds' investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

     ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly

597589.28

by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

     Foreign Currency Exchange. Since the Funds may be investing in securities denominated in currencies of non-U.S. countries, and since the Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Funds may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

     Information. Many of the foreign securities held by a Fund will not be registered with, nor will the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about these securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

     Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

     Foreign Markets. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

     Increased Expenses. The operating expenses of a Fund, to the extent it invests in foreign securities, may be higher than those of an investment company investing exclusively in U.S. securities, since the expenses of the Funds, such as the cost of converting foreign currency
                                       20

597589.28

into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, custodial costs, valuation costs and communication costs, may be higher than those costs incurred by other investment companies not investing in foreign securities. In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

     Foreign Debt Securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

     The foreign government securities in which each of the Funds may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.

     Privatizations. Each Fund may invest in privatizations (i.e. foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

     Brady Bonds. Each Fund may invest in so-called "Brady Bonds," which have been issued by Costa Rica, Mexico, Uruguay and Venezuela and which may be issued by other Latin American countries. Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history, and are subject to, among other things, the risk of default. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the OTC secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative.

597589.28

     Warrants. The Strategic Value and Capital Appreciation Funds may invest up to 15% and 10% of its net assets, respectively, in warrants. Each Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

     Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

     Non-Publicly Traded and Illiquid Securities. The Strategic Value and Capital Appreciation Funds may invest up to 15% of its net assets and 10% of its total assets, respectively, in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, time deposits maturing in more than seven

597589.28

days, certain Rule 144A Securities (as defined below) and repurchase agreements which have a maturity of longer than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD Inc.

     An investment in Rule 144A Securities will be considered illiquid and therefore subject to each Fund's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

597589.28

         Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Funds. The Boards have adopted guidelines and delegated to CSAM the daily function of determining and monitoring the liquidity of Rule 144A Securities, although each Board will retain ultimate responsibility for liquidity determinations.

     Borrowing. The Strategic Value Fund may borrow up to 30% of its total assets, and the Capital Appreciation Fund may borrow up to 10% of its total assets, for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities, so long as there is asset coverage of at least 300% for all borrowings of the Fund. Additional investments (including roll-overs) will not be made when borrowings exceed 5% of a Fund's total assets. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Each Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

     Reverse Repurchase Agreements . Each Fund may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Fund enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements that are accounted for as financings are considered to be borrowings under the 1940 Act.

     When-Issued Securities and Delayed-Delivery Transactions. Each Fund may utilize up to 20% of its total assets to purchase securities on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). In these transactions, payment for and delivery of the securities occur beyond the regular settlement dates, normally within 30 to 45 days after the transaction. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if CSAM deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer

597589.28

enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

     When a Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     REITs. Each Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

     Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemptions from the 1940 Act. REITs are also subject to interest rate risks.

     Small Capitalization and Emerging Growth Companies; Unseasoned Issuers. Investments in small- and medium- sized and emerging growth companies, as well as companies with continuous operations of less than three years ("unseasoned issuers") involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of small- and medium-sized and emerging growth companies and unseasoned issuers may involve greater risks since these securities may have limited marketability and, thus, may be more volatile.

     "Special Situation" Companies. "Special situation companies" are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a

597589.28

breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. CSAM believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve maximum capital appreciation. There can be no assurance, however, that a special situation that exists at the time of an investment will be consummated under the terms and within the time period contemplated.

Strategy Available to the Capital Appreciation Fund

     Dollar Rolls. The Capital Appreciation Fund may enter into "dollar rolls," in which the Fund sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the Fund enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained.

Strategy Available to the Strategic Value Fund

     Short Sales "Against the Box". The Strategic Value Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If the Fund engages in a short sale,

597589.28

the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian. No more than 10% of the Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

     The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

                             INVESTMENT RESTRICTIONS

     Both Funds. Certain investment limitations of each Fund may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares ("Fundamental Restrictions"). Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. If a percentage restriction (other than the percentage limitation set forth in No. 2 of the Capital Appreciation Fund and No. 1 of the Strategic Value Fund) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of a Fund's assets will not constitute a violation of such restriction.

     Strategic Value Fund. The investment limitations numbered 1 through 12 are Fundamental Restrictions. Investment limitations numbered 13 though 15 may be changed by a vote of the Board at any time.

     The Strategic Value Fund may not:

     1. Borrow money except that the Fund may (a) borrow from banks for temporary or emergency purposes and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements and any other transactions constituting borrowing by the Fund may not exceed 30% of the value of the Fund's total assets at the time of such borrowing and only if after such borrowing there is assets coverage of at least 300% for all borrowings of the Fund. For purposes of this restriction, the entry into options, futures contracts and options on futures contracts shall not constitute borrowing.

597589.28

     2. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that this 5% limitation does not apply to U.S. Government Securities and except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

     3. Make loans, except that the Fund may purchase or hold fixed-income securities, lend portfolio securities and enter into repurchase agreements in accordance with its investment objectives, policies and limitations.

     4. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities or the purchase of securities directly from the issuer in accordance with the Fund's investment objectives, policies and limitations may be deemed to be underwriting.

     5. Purchase or sell real estate, except that the Fund may invest in (a) securities secured by real estate, mortgages or interests therein or (b) issued by companies which invest in real estate or interests therein.

     6. Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in options on currencies, securities and stock indexes, futures contracts and options on futures contracts and enter into short sales "against the box."

     7. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in options, futures contracts and options on futures contracts will not be deemed to be a purchase of securities on margin.

     8. Invest in commodities, except that the Fund may purchase and sell futures contracts and options on futures contracts, currencies, securities or indexes.

     9. Pledge, mortgage or hypothecate its assets, except (a) to the extent necessary to secure permitted borrowings and (b) to the extent related to the deposit of assets in escrow in connection with collateral and initial or variation margin arrangements with respect to options, futures contracts, and options on futures contracts and in amounts not in excess of 125% of the dollar amount borrowed.

     10. Invest more than 15% of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

     11. Make additional investments (including roll-overs) if the Fund's borrowings exceed 5% of its net assets.

     12. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

597589.28

     13. Make investments for the purpose of exercising control or management.

     14. Invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

     15. Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 15% of the value of the Fund's total assets.

     With regard to investment limitation No. 10, relating to Strategic Value Fund's holdings of illiquid securities, the Fund will monitor the liquidity of its portfolio on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained. Particularly, the Board will check routinely the value of illiquid securities in its portfolio and should the value of such securities approach 15% of the net assets of the Fund's portfolio, the Board will take action to reduce the Fund's holdings of illiquid securities in an orderly fashion to maintain adequate liquidity. In no event will the Fund purchase an illiquid security if doing so would result in more than 15% of the Fund's net assets being invested in illiquid securities.

     Capital Appreciation Fund. The investment limitations numbered 1 through 11 are Fundamental Restrictions. Investment limitations 12 through 14 may be changed by a vote of the Board at any time.

     The Capital Appreciation Fund may not:

     1. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government Securities and except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

     2. Borrow money or issue senior securities except that the Fund may (a) borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing and (b) enter into futures contracts; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing. Whenever borrowings described in (a) exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments (including roll-overs). For purposes of this restriction, (a) the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and
(b) collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Fund's assets.

     3. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting

597589.28

their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

     4. Make loans, except that the Fund may purchase or hold publicly distributed fixed-income securities, lend portfolio securities and enter into repurchase agreements.

     5. Underwrite any issue of securities except to the extent that the investment in restricted securities and the purchase of fixed-income securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

     6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in (a) fixed-income securities secured by real estate, mortgages or interests therein, (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs and (c) futures contracts and related options.

     7. Make short sales of securities or maintain a short position.

     8. Purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may (a) purchase put and call options on securities, (b) write covered call options on securities, (c) purchase and write put and call options on stock indices and (d) enter into options on futures contracts.

     9. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange or as otherwise permitted under the 1940 Act.

     10. Purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. Government Securities.

     11. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

     12. Invest more than 10% of the value of the Fund's total assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid securities.

     13. Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 10% of the value of the Fund's net assets.

597589.28

     14. Invest in oil, gas or mineral leases.



                               PORTFOLIO VALUATION

     The following is a description of the procedures used by each Fund in valuing its assets.

     Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the Board of Directors.

     Prices for debt securities supplied by a pricing service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of each Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

     If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the value shall be the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations, for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.

     Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Board of each Fund. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The

597589.28

amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

     Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board of each Fund. In addition, the Board of each Fund or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

     Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange, Inc. (the "NYSE") is open for trading). The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which each Fund's net asset value is not calculated. As a result, calculation of each Fund's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith by or under the direction of the Board of each Fund.

                             PORTFOLIO TRANSACTIONS

     CSAM is responsible for establishing, reviewing and, where necessary, modifying each Fund's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government Securities.

597589.28

     CSAM will select portfolio investments and effect transactions for the Funds. In selecting broker-dealers, CSAM does business exclusively with those broker-dealers that, in CSAM's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, CSAM will pay no more for execution and research services than it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet CSAM's standards may be higher than for execution services alone or for services that fall below CSAM's standards. CSAM believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, CSAM will only receive brokerage or research services in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services.

     During the fiscal year ended October 31, 2002, Strategic Value Fund paid $14,500 in commissions to Credit Suisse First Boston, representing 5.43% of the total brokerage commissions paid. Credit Suisse First Boston effected 6.26% of the aggregate dollar amount of transactions involving the payment of commissions. During the fiscal years ended 2001 and 2000, Strategic Value Fund did not pay any brokerage commissions to Credit Suisse First Boston.

     For the fiscal year ended October 31, 2002, $21,422 and $107,001 of total brokerage commissions for the Strategic Value Fund and Capital Appreciation Fund, respectively, was paid to brokers and dealers who provided research services. The Strategic Value Fund and the Capital Appreciation Fund directed $20,642,560 and $84,794,474, respectively, in transactions to brokers and dealers who provided such research. Research received from brokers or dealers is supplemental to CSAM's own research program.

     The following table details amounts paid by each Fund in commissions to broker-dealers for execution of portfolio transactions during the indicated fiscal years ended October 31.

FUND                YEAR                COMMISSIONS
----                ----                -----------



FUND                                                 YEAR       COMMISSIONS
----                                                 ----       -----------
Strategic Value Fund                                 2000       $1,017,561
                                                     2001       $  404,947
                                                     2002       $  266,931

Capital Appreciation Fund                            2000       $2,799,307
                                                     2001       $2,501,023
                                                     2002       $1,115,582*

* The decrease in brokerage commissions paid by Capital Appreciation Fund during the period was a result of a number of factors, including a decrease in the net assets of the Fund and a lower portfolio turnover ratio relative to the preceding year.

     All orders for transactions in securities or options on behalf of a Fund are placed by CSAM with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc., the Funds' distributor and an affiliate of CSAM ("CSAMSI") and affiliates of Credit Suisse Group. A Fund may utilize CSAMSI or affiliates of Credit Suisse in connection with a purchase or sale of securities when CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

     Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as a Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, CSAM may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

     In no instance will portfolio securities be purchased from or sold to CSAM, CSAMSI or CSFB or any affiliated person of such companies, except as permitted by SEC exemptive order or by applicable law. In addition, a Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

     Transactions for each of the Funds may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, a Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not

597589.28

normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

     Each Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Fund will engage in this practice, however, only when CSAM, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

     As of October 31, 2002, the Funds held the following securities of their regular brokers or dealers:


                                                                                       AGGREGATE VALUE
FUND                   NAME OF SECURITIES                                              OF THE HOLDINGS
----                   ------------------                                              ---------------
Strategic Value        State Street Bank and Trust Company Euro Time Deposit           $11,003,000

Capital Appreciation   State Street Bank and Trust Company Euro Time Deposit           $2,183,000

                               PORTFOLIO TURNOVER

     Each Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

     Certain practices that may be employed by a Fund could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, a Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of a Fund may be higher than mutual funds having similar objectives that do not utilize these strategies.

     It is not possible to predict the Funds' portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer mark-ups or underwriting commissions as well as other transaction costs. In addition, gains realized from portfolio turnover may be taxable to shareholders.

597589.28

     For the fiscal years ended October 31, 2001 and 2002, the Strategic Value Fund's turnover rate was 38% and 30% and the Capital Appreciation Fund's turnover rate was 100% and 50%, respectively.

                             MANAGEMENT OF THE FUNDS

Officers and Board of Directors/Trustees

     The business and affairs of the Strategic Value Fund are managed by the Board of Directors in accordance with the laws of the State of Maryland. The business and affairs of the Capital Appreciation Fund are managed by a Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts. Each Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board approves all significant agreements between the Funds and the companies that furnish services to the Funds, including agreements with the Funds' investment adviser, custodian and transfer agent.

     The names and ages of each Fund's Directors/Trustees and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

             Information Concerning Directors/Trustees And Officers


                                                                                           NUMBER OF

                                                                                           PORTFOLIOS

                                                                                           IN FUND

                                               TERM OF                                     COMPLEX       OTHER
                                POSITION(S)    OFFICE(1)                                   OVERSEEN BY   DIRECTORSHIPS
                                HELD WITH      AND LENGTH OF   PRINCIPAL OCCUPATION(S)     DIRECTOR/     HELD BY DIRECTOR/
NAME, ADDRESS AND AGE           FUND           TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE       TRUSTEE
---------------------           ----------     -------------   ----------------------      -----------   -------------------------
INDEPENDENT
DIRECTORS/TRUSTEES

Richard H. Francis              Director/      Since 1999      Currently retired;           54           None
c/o Credit Suisse Asset         Trustee                        Executive Vice President
Management, LLC                                                and Chief Financial
466 Lexington Avenue                                           Officer of Pan Am
New York, New York                                             Corporation and Pan
10017-3140                                                     American World Airways,
Age: 70                                                        Inc. from 1988 to 1991

Jack W. Fritz                   Director/      Since           Private investor;            53           Director of Advo, Inc.
2425 North Fish Creek Road      Trustee        Fund            Consultant and Director                   (direct mail advertising)
P.O. Box 1287                                  inception       of Fritz Broadcasting,
Wilson, Wyoming 83014                                          Inc. and Fritz
Age: 75                                                        Communications
                                                               (developers and operators
                                                               of radio stations) since
                                                                            1987


-----------------
(1) Each Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.


                                                                                           NUMBER OF

                                                                                           PORTFOLIOS

                                                                                           IN FUND

                                               TERM OF                                     COMPLEX      OTHER
                                POSITION(S)    OFFICE(1)                                   OVERSEEN BY  DIRECTORSHIPS
                                HELD WITH      AND LENGTH OF   PRINCIPAL OCCUPATION(S)     DIRECTOR/    HELD BY DIRECTOR/
NAME, ADDRESS AND AGE           FUND           TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE      TRUSTEE
---------------------           ----------     -------------   ----------------------      -----------  ------------------------
Jeffrey E. Garten               Director/      Since 1998      Dean of Yale School of      53           Director of Aetna, Inc.;
Box 208200                      Trustee                        Management and William S.                Director of
New Haven, Connecticut                                         Beinecke Professor in the                Calpine Energy
06520-8200                                                     Practice of International                Corporation;
Age: 56                                                        Trade and Finance;                       Director of Car
                                                               Undersecretary of                        Max Group (used
                                                               Commerce for                             car dealers)
                                                               International Trade from
                                                               November 1993 to October
                                                               1995; Professor at
                                                               Columbia University from
                                                               September 1992 to
                                                               November 1993

Peter F. Krogh                  Director/      Since 2001      Dean Emeritus and           53           Member of Board of
301 ICC                         Trustee                        Distinguished Professor                  The Carlisle Companies Inc.;
Georgetown University                                          of International Affairs                 Member of Selection
Washington, DC 20057                                           at the Edmund A. Walsh                   Committee for Truman
Age: 66                                                        School of Foreign                        Scholars and Henry
                                                               Service, Georgetown                      Luce Scholars; Senior
                                                               University; Moderator of                 Associate of Center for
                                                               PBS foreign affairs                      Strategic and International
                                                               television series                        Studies; Trustee
                                                                                                        of numerous world affairs
                                                                                                        organizations

James S. Pasman, Jr.            Director/      Since 1999      Currently retired;          55           Director of Education
c/o Credit Suisse Asset         Trustee                        President and Chief                      Management Corp.
Management, LLC                                                Operating Officer of
466 Lexington Avenue                                           National InterGroup, Inc.
New York, New York                                             (holding company) from
10017-3140                                                     April 1989 to March 1991;
Age: 71                                                        Chairman of Permian Oil Co.
                                                               from April 1989 to March

                                                                            1991


597589.28


                                                                                           NUMBER OF

                                                                                           PORTFOLIOS

                                                                                           IN FUND

                                               TERM OF                                     COMPLEX      OTHER
                                POSITION(S)    OFFICE(1)                                   OVERSEEN BY  DIRECTORSHIPS
                                HELD WITH      AND LENGTH OF   PRINCIPAL OCCUPATION(S)     DIRECTOR/    HELD BY DIRECTOR/
NAME, ADDRESS AND AGE           FUND           TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE      TRUSTEE
---------------------           ----------     -----------     ----------------------      ----------   ------------------------
Steven N. Rappaport             Director/      Since 1999      Partner of Lehigh Court,    54           None
Lehigh Court, LLC               Trustee                        LLC since July 2002;
40 East 52nd Street,                                           President of SunGard
New York, New York 10022                                       Securities Finance, Inc.,
Age: 54                                                        from 2001 to July 2002;
                                                               President of
                                                               Loanet, Inc.
                                                               (on-line
                                                               accounting
                                                               service) from
                                                               1995 to 2001;
                                                               Director,
                                                               President, North
                                                               American
                                                               Operations, and
                                                               former Executive
                                                               Vice President
                                                               from 1992 to 1993
                                                               of Worldwide
                                                               Operations of
                                                               Metallurg Inc.
                                                               (manufacturer of
                                                               specialty metals
                                                               and alloys);
                                                               Executive Vice
                                                               President,
                                                               Telerate, Inc.
                                                               (provider of
                                                               real-time
                                                               information to
                                                               the capital
                                                               markets) from
                                                               1987 to 1992;
                                                               Partner in the
                                                               law firm of
                                                               Hartman & Craven
                                                               until 1987

INTERESTED
DIRECTOR/TRUSTEE

William W. Priest(2)            Director/      Since 1999      Co-Managing Partner         60           None
Steinberg Priest & Sloane       Trustee                        Steinberg Priest
Capital Management                                             & Sloane Capital
12 East 49th Street                                            Management since March
12th Floor                                                     2001; Chairman and
New York, New York 10017                                       Managing Director of CSAM
Age: 61                                                        from 2000 to February
                                                               2001, Chief Executive
                                                               Officer and Managing
                                                               Director of CSAM from
                                                                    1990 to 2000


-----------------
(2) Mr. Priest is a Director/Trustee who is an "interested person" of the Funds as defined in the 1940 Act, because he provides consulting services to CSAM.

597589.28


                                                                                           NUMBER OF

                                                                                           PORTFOLIOS

                                                                                           IN FUND

                                               TERM OF                                     COMPLEX       OTHER
                                POSITION(S)    OFFICE(1)                                   OVERSEEN BY   DIRECTORSHIPS
                                HELD WITH      AND LENGTH OF   PRINCIPAL OCCUPATION(S)     DIRECTOR/     HELD BY DIRECTOR/
NAME, ADDRESS AND AGE           FUND           TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE       TRUSTEE
---------------------           ----------     -------------   ----------------------      -----------   ------------------------

OFFICERS

Laurence R. Smith               Chairman       Since 2002      Managing Director and       --            --
Credit Suisse Asset                                            Global Chief Investment
Management, LLC                                                Officer of CSAM;
466 Lexington Avenue                                           Associated with J.P.
New York, New York                                             Morgan Investment
10017-3140                                                     Management from 1981 to
Age: 44                                                        1999; Officer of
                                                               other Credit Suisse
                                                                           Funds

Hal Liebes, Esq.                Vice           Since 1999      Managing Director and       --            --
Credit Suisse Asset             President                      Global General Counsel of
Management, LLC                 and                            CSAM; Associated with
466 Lexington Avenue            Secretary                      Lehman Brothers, Inc.
New York, New York                                             from 1996 to 1997;
10017-3140                                                     Associated with CSAM from
Age: 38                                                        1995 to 1996; Associated
                                                               with CSFB
                                                               Investment
                                                               Management from
                                                               1994 to 1995;
                                                               Associated with
                                                               Division of
                                                               Enforcement, U.S.
                                                               Securities and
                                                               Exchange
                                                               Commission from
                                                               1991 to 1994;
                                                               Officer of other
                                                               Credit Suisse
                                                               Funds

Michael A. Pignataro            Treasurer      Since 1999      Director and Director of    --            --
Credit Suisse Asset             and Chief                      Fund Administration of
Management, LLC                 Financial                      CSAM; Associated with
466 Lexington Avenue            Officer                        CSAM since 1984; Officer
New York, New York                                             of other Credit Suisse
10017-3140                                                     Funds
Age: 43

Gregory N. Bressler, Esq.       Assistant      Since 2000      Director and Deputy         --            --
Credit Suisse Asset             Secretary                      General Counsel;
Management, LLC                                                Associated with CSAM
466 Lexington Avenue                                           since January 2000;
New York, New York                                             Associated with the law
10017-3140                                                     firm of Swidler Berlin
Age: 36                                                        Shereff Friedman LLP from
                                                               1996 to 2000; Officer of
                                                               other Credit Suisse Funds

Kimiko T. Fields, Esq.          Assistant      Since 2002      Vice President and          --            --
Credit Suisse Asset             Secretary                      Legal Counsel;
Management, LLC                                                Associated with CSAM
466 Lexington Avenue                                           since January 1998;
New York, New York                                             Officer of other Credit
10017-3140                                                     Suisse Funds
Age: 38


597589.28


                                                                                           NUMBER OF

                                                                                           PORTFOLIOS

                                                                                           IN FUND

                                               TERM OF                                     COMPLEX       OTHER
                                POSITION(S)    OFFICE(1)                                   OVERSEEN BY   DIRECTORSHIPS
                                HELD WITH      AND LENGTH OF   PRINCIPAL OCCUPATION(S)     DIRECTOR/     HELD BY DIRECTOR/
NAME, ADDRESS AND AGE           FUND           TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE       TRUSTEE
---------------------           ----------     -----------     ----------------------      -----------   ------------------------
Rocco A. DelGuercio             Assistant      Since 1999      Vice President and          --            --
Credit Suisse Asset             Treasurer                      Administrative Officer of
Management, LLC                                                CSAM; Associated with
466 Lexington Avenue                                           CSAM since June 1996;
New York, New York                                             Assistant Treasurer,
10017-3140                                                     Bankers Trust Co. --
Age:  39                                                       Fund Administration from
                                                               March 1994 to June 1996;
                                                               Mutual Fund Accounting
                                                               Supervisor, Dreyfus
                                                               Corporation from April
                                                               1987 to March 1994;
                                                               Officer of other Credit
                                                               Suisse Funds

Joseph Parascondola             Assistant      Since 2000      Assistant Vice President    --           --
Credit Suisse Asset             Treasurer                      -- Fund Administration of
Management, LLC                                                CSAM since April 2000;
466 Lexington Avenue                                           Assistant Vice President,
New York, New York                                             Deutsche Asset Management
10017-3140                                                     from January 1999 to
Age:  39                                                       April 2000; Assistant
                                                               Vice President, Weiss,
                                                               Peck & Greer LLC from
                                                               November 1995 to December
                                                               1998; Officer of other
                                                               Credit Suisse Funds

Robert M. Rizza                 Assistant      Since 2002      Assistant Vice President
Credit Suisse Asset             Treasurer                      of CSAM (January 2001 to
Management, LLC                                                present); Administrative
466 Lexington Avenue                                           Officer of CSAM (March
New York, New York                                             1998 to December 2000);
10017-3140                                                     Assistant Treasurer of
Age: 37                                                        Bankers Trust Co. (April
                                                               1994 to March 1998);
                                                               Officer of other Credit
                                                               Suisse Funds


597589.28

              Ownership in Securities of the Fund and Fund Complex

     As reported to the Funds, the information in the following table reflects beneficial ownership by the Directors/Trustees of certain securities as of December 31, 2002.


                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                SECURITIES IN ALL REGISTERED
                                                                                INVESTMENT COMPANIES OVERSEEN BY
                                      DOLLAR RANGE OF EQUITY SECURITIES IN      DIRECTOR IN FAMILY OF INVESTMENT
NAME OF DIRECTOR                      THE FUND*(3)                             COMPANIES*(3)
-------------------------             ------------------------------------      ---------------------------------
INDEPENDENT DIRECTORS

Richard H. Francis                    Strategic Value Fund           -   C                   E
                                      Capital Appreciation Fund      -   C

Jack W. Fritz                         Strategic Value Fund           -   E                   E
                                      Capital Appreciation Fund      -   E

Jeffrey E. Garten                     Strategic Value Fund           -   A                   A
                                      Capital Appreciation Fund      -   A

Peter F. Krogh                        Strategic Value Fund           -   A                   D
                                      Capital Appreciation Fund      -   A

James S. Pasman, Jr.                  Strategic Value Fund           -   A                   C
                                      Capital Appreciation Fund      -   C

Steven N. Rappaport                   Strategic Value Fund           -   B                   D
                                      Capital Appreciation Fund      -   B

INTERESTED DIRECTOR

William W. Priest                     Strategic Value Fund           -   A                   A
                                      Capital Appreciation Fund      -   A

-------------------
* Key to Dollar Ranges:
    A.   None
    B.   $1 - $10,000
    C.   $10,000 - $50,000
    D.   $50,000 - $100,000
    E.   Over $100,000

     No employee of CSAM, State Street Bank and Trust Company, CSAMSI, the Funds' co-administrators or any of their affiliates receives any compensation from a Fund for acting as an officer or director/trustee of the Fund. Each Director/Trustee who is not a

-------------------
(3) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

597589.28

director, trustee, officer or employee of CSAM, State Street Bank and Trust Company, CSAMSI, or any of their affiliates receives an annual fee of $750 and $250 for each meeting of the Boards attended by him for his services as Director, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250 and the chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.

Information concerning Committees and Meetings of Directors/Trustees

     Each Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors/Trustees who are not "interested persons" of the Funds as defined in the 1940 Act ("Independent Directors/Trustees"), namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport.

     In accordance with its written charter adopted by the Board of Directors/Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Funds. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Funds' internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Funds, its adviser and affiliates by the independent public accountants. The Audit Committee of each Fund met four times during the fiscal year ended October 31, 2002.

     The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board of Directors/Trustees. The Nominating Committee will consider nominees recommended by the Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Fund's Secretary. The Nominating Committee also considers the appointment of independent counsel to the Independent Directors/Trustees. The Nominating Committee of each Fund met twice during the fiscal year ended October 31, 2002.

DIRECTORS'/TRUSTEES' TOTAL COMPENSATION FOR THE FISCAL YEAR ENDED OCTOBER 31,
2002


                                                                                                      TOTAL NUMBER OF FUNDS
                                                                                 ALL INVESTMENT       FOR WHICH DIRECTOR/
       NAME OF                           STRATEGIC            CAPITAL               COMPANIES          TRUSTEE SERVES WITHIN
  DIRECTOR/TRUSTEE                       VALUE FUND       APPRECIATION FUND      IN FUND COMPLEX            FUND COMPLEX
---------------------                   -----------       -----------------      ---------------      -----------------------
William W. Priest*                       None              None                  None                          60
Richard H. Francis                       $3,562.50         $3,562.50             $ 103,749.50                  54
Jack W. Fritz                            $3,312.50         $3,312.50             $  94,374.48                  53
Jeffrey E. Garten                        $3,312.50         $3,312.50             $  97,499.50                  53
Peter F. Krogh                           $3,312.50         $3,312.50             $  99,099.50                  53
James S. Pasman, Jr.                     $3,562.50         $3,562.50             $ 103,599.50                  55
Steven N. Rappaport                      $3,862.50         $3,862.50             $ 110,554.76                  54


-------------------
* Mr. Priest is an "interested person" of the Funds and, accordingly, receives no compensation from any Fund or any other investment company advised by CSAM.

597589.28

     As of January 24, 2003, Directors/Trustees and officers as a group owned of record less than 1% of each Fund's outstanding shares.

                           Investment

ADVISORY AGREEMENTS

     CSAM, located at 466 Lexington Avenue, New York, New York 10017-3140, serves as investment adviser to each Fund pursuant to a written investment advisory agreement between CSAM and the Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of CSFB, part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial

597589.28

organizations with approximately $819.6 billion in assets under management. CSAM is a diversified investment adviser managing global and domestic equity and fixed income portfolios for retail investors as well as institutional clients such as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and charitable institutions. Together with its predecessor firms, CSAM has been engaged in the investment advisory business for over 60 years. As of September 31, 2002, Credit Suisse Asset Management employed 2,270 people worldwide and had global assets under management of approximately $284.3 billion, with $55.8 billion of assets under management in the U.S. CSFB is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

     The Advisory Agreement between each Fund and CSAM has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors/Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors/Trustees or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

     Pursuant to each Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing each Fund in accordance with the Fund's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Directors/Trustees who are affiliated persons of CSAM or any of its subsidiaries.

597589.28

     Each Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors/Trustees of the Fund; and any extraordinary expenses.

     Each class of a Fund bears all of its own expenses not specifically assumed by the Adviser or another service provider to the Fund. General expenses of the Funds not readily identifiable as belonging to a particular Fund are allocated among all Credit Suisse Funds by or under the direction of the Funds' Boards of Directors/Trustees in such manner as the Boards determine to be fair and accurate. Each class of the Funds pays its own administration fees and may pay a different share than the other classes of other expenses, except advisory and custodian fees, if those expenses are actually incurred in a different amount by such class or if a class receives different services.

     Each Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.

     Each Fund or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     For its services to the Strategic Value and Capital Appreciation Funds, CSAM is paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly at the annual rate of .75% and .70% of such Fund's average daily net assets, respectively. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by a Fund.

     For the past three fiscal years ended October 31, the Funds paid CSAM advisory fees, and CSAM waived fees and/or reimbursed expenses of the Funds under the Advisory Agreements as follows:

597589.28

OCTOBER 31, 2002


       FUND                 FEES PAID (AFTER WAIVERS)                   WAIVERS                 REIMBURSEMENTS
       ----                 -------------------------                   -------                 --------------
Strategic Value                 $1,862,407                                $0                         $0
Capital Appreciation            $5,607,846                                $0                         $0

OCTOBER 31, 2001



       FUND                 FEES PAID (AFTER WAIVERS)                   WAIVERS                 REIMBURSEMENTS
       ----                 -------------------------                   -------                 --------------
Strategic Value                 $2,186,298                                $0                         $0
Capital Appreciation            $9,141,750                                $0                         $0

OCTOBER 31, 2000


       FUND                 FEES PAID (AFTER WAIVERS)                   WAIVERS                 REIMBURSEMENTS
       ----                 -------------------------                   -------                 --------------
Strategic Value                 $ 2,924,687                               $0                          $0
Capital Appreciation            $10,269,516                               $0                          $0

BOARD APPROVAL OF ADVISORY AGREEMENTS

     In approving the Advisory Agreement, the Board of Directors/Trustees of each Fund, including the Independent Directors/Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by CSAM or its affiliates in connection with providing services to the Fund, compared the fees charged by CSAM to those charged by CSAM with respect to its other clients for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by CSAM with respect to the Fund. The Board of Directors/Trustees also considered the Fund's performance relative to a selected peer group, the Fund's total expenses in comparison to funds of comparable size, and other factors. Specifically, the Board of Directors/Trustees noted information received at regular meetings throughout the year related to Fund performance and services rendered by CSAM, and benefits potentially accruing to CSAM and its affiliates from securities lending, administrative and brokerage relationships with affiliates of CSAM, as well as the Adviser's research arrangements with brokers who execute transactions on behalf of the Fund. The Board reviewed the profitability to CSAM and its affiliates of their services to the Fund and considered whether economies of scale in the provision of services to the Fund were being

597589.28

passed along to shareholders. The Board reviewed whether, and if so to what extent, CSAM or its affiliates were waiving their fees and/or reimbursing Fund expenses and acknowledged that the fee waivers and reimbursements could be discontinued at any time. The Board also reviewed whether it would be appropriate to adopt breakpoints in the rate of advisory fees, whereby the rate of advisory fees would be reduced as fund assets increased. After requesting and reviewing such information as they deemed necessary, the Board concluded that the Advisory Agreement was in the best interests of the Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

ADMINISTRATION AGREEMENTS

     CSAMSI and State Street Bank and Trust Company ("State Street") serve as co-administrators to each Fund pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).

     CSAMSI became co-administrator to each Fund on November 1, 1999. For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, each Fund pays CSAMSI a fee calculated daily and paid monthly at the annual rate of 10% of the Fund's average daily net assets.

597589.28

               State Street became co-administrator to each Fund on August 1, 2002. For the services provided by State Street under the State Street Co-Administration Agreement, each Fund pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, exclusive of out-of-pocket expenses. Each class of shares of the Funds bears its proportionate share of fees payable to State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation. For the period from August 1, 2002 through October 31, 2002, the Strategic Value and Capital Appreciation Funds paid State Street fees under the State Street Co-Administration Agreement of $28,532 and $80,886, respectively.

               PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Financial Services Group, served as a co-administrator to each Fund prior to August 1, 2002. PFPC received from each Fund a fee calculated at an annual rate of .075% of the Fund's first $500 million in average daily net assets, .065% of the next $1 billion in average daily net assets and .055% of average daily net assets exceeding $1.5 billion, exclusive of out-of-pocket expenses.

               During the three fiscal years ended October 31, PFPC and CSAMSI earned the following amounts in co-administration fees.


         FUND                             YEAR                     PFPC               CSAMS
         ----                            ------                 -----------        -----------

Strategic Value Fund                      2000                  $   544,463        $   389,958
                                          2001                  $   239,012        $   291,506
                                          2002                  $   149,432        $   248,321
Capital Appreciation Fund                 2000                  $ 1,228,069        $ 1,467,074
                                          2001                  $   972,394        $ 1,305,964
                                          2002                  $   462,765        $   801,121

Code of Ethics

               The Funds, CSAM and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there

597589.28

are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

               The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

Custodian and Transfer Agent

               State Street acts as the custodian for each Fund and also acts as the custodian for the Funds' foreign securities pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of each Fund,
(b) holds and transfers portfolio securities on account of each Fund, (c) accepts receipts and makes disbursements of money on behalf of each Fund, (d) collects and receives all income and other payments and distributions on account of each Fund's portfolio securities, and (e) makes periodic reports to the Funds' Boards of Directors/Trustees concerning each Fund's operations. With the approval of the Board, State Street is authorized to select one or more foreign banking institutions and foreign securities depositories to serve as sub-custodian on behalf of the Funds and to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of the Funds. For this service to the Funds under the Custodian Agreements, State Street receives a fee which is calculated based upon each Fund's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Funds. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

               Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), serves as the shareholder servicing, transfer and dividend disbursing agent of each Fund pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Funds, (ii) addresses and mails all communications by the Funds to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Boards concerning the transfer agent's operations with respect to the Funds. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.

Organization of the Funds

               Capital Appreciation Fund. The Fund's Agreement and Declaration of Trust (the "Trust Agreement") authorizes the Board to issue an unlimited number of full and fractional shares of common stock, $.001 par value per share, of which an unlimited number are designated "Common Shares," "Advisor Shares," "Class A Shares," "Class B Shares" and "Class C Shares."

               Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Capital Appreciation Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from

597589.28

the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations, a possibility that CSAM believes is remote and immaterial. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

               Strategic Value Fund. The Fund's charter authorizes the Board to issue full and fractional shares of common stock, $.001 par value per share, of which one billion shares are designated "Common Shares," two billion shares are designated "Advisor Shares," one billion shares are designated "Class A Shares," one billion shares are designated "Class B Shares," and one billion shares are designated "Class C Shares."

               Both Funds. All shareholders of a Fund in each class, upon liquidation, will participate ratably in the Fund's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors/Trustees can elect all Directors/Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shares of each class represent equal pro rata interests in the respective Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the higher fees paid by Class B and Class C shares, the total return on Class B and Class C shares can be expected to be lower than the total return on Class A and Common shares, and in turn, because of the higher fees paid by Class A shares, the total return on Class A shares can be expected to be lower than the total return on Common shares. Class B shares convert to Class A shares after 8 years but Class C shares never convert to another class of shares, so annual expenses remain higher for Class C shares. Common shares can be purchased only by certain types of investors as outlined in the Common class Prospectus. Unless the context clearly suggests otherwise, references to a Fund in this prospectus are to the Fund as a whole and not to any particular class of the Fund's shares.

               Investors in a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the governing Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Director of a Fund may be removed from office upon the vote of shareholders holding at least a majority of the relevant Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of a Fund.

                  The Funds are open-end management investment companies within the meaning of the 1940 Act. The Strategic Value Fund was incorporated on January 29, 1996, under the laws of the State of Maryland. The Capital Appreciation Fund was organized on January 20, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." Each of the Funds is diversified. Each Fund offers

597589.28

five classes of shares, Common, Advisor, Class A, Class B and Class C. Unless otherwise indicated, references to a "Fund" apply to each class of shares of that Fund.

               Each Fund sends to its investors a semiannual report and an audited annual report, each of which includes a list of the investment securities held by the Fund and a statement of the performance of the Fund. Periodic listings of the investment securities held by the Fund, as well as certain statistical characteristics of the Fund, may be obtained by calling Credit Suisse Funds at 800-927-2874 or on the Credit Suisse Funds web site at www.CreditSuisseFunds.com.

               The Strategic Value Fund was incorporated under the name Warburg, Pincus Growth & Income Fund, Inc. On May 3, 1996, the Warburg Pincus Growth & Income Fund, Inc. acquired all of the assets and liabilities of the investment portfolio of the RBB Fund with a similar name.

               On December 6, 1999, the Strategic Value Fund changed its name from "Warburg, Pincus Growth & Income Fund, Inc." to "Warburg, Pincus Value Fund, Inc." On February 5, 2001, the Strategic Value Fund changed its name from "Warburg, Pincus Value Fund, Inc." to "Warburg, Pincus Value II Fund, Inc." On March 26, 2001, the Strategic Value Fund changed its name from "Warburg Pincus Value II Fund, Inc." to "Credit Suisse Warburg Pincus Value II Fund, Inc." On December 12, 2001, the Strategic Value Fund changed its name from "Credit Suisse Warburg Pincus Value II Fund" to "Credit Suisse Strategic Value Fund."
               On February 26, 1992, the Capital Appreciation Fund amended its Agreement and Declaration of Trust to change its name from "Counsellors Capital Appreciation Fund" to "Warburg, Pincus Capital Appreciation Fund." On March 16, 2001, the Capital Appreciation Fund changed its name from "Warburg, Pincus Capital Appreciation Fund" to "Credit Suisse Warburg Pincus Capital Appreciation Fund." On December 12, 2001, the Capital Appreciation Fund changed its name from "Credit Suisse Warburg Pincus Capital Appreciation Fund" to "Credit Suisse Capital Appreciation Fund."

               On December 12, 2002, the Board of Directors of the Strategic Value Fund approved, subject to shareholder approval, a proposed reorganization (the "Reorganization") whereby all of the assets and liabilities of the Strategic Value Fund would be transferred to the Large Cap Value Fund of Credit Suisse Capital Funds (the "Acquiring Fund") in exchange for shares of the Acquiring Fund. The Reorganization is subject to the completion of certain conditions, including the approval of the Strategic Value Fund's shareholders. The Reorganization is expected to be consummated in April, 2003, after which shares of the Strategic Value Fund would no longer be offered.

Distribution and Shareholder Servicing

               Distributor. CSAMSI serves as distributor of the Funds' shares and offers each Fund's shares on a continuous basis. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017-3140.

597589.28

               Each Fund has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other financial intermediaries (collectively, "Service Organizations") or, if applicable, their designees, to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Fund's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Fund may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by the Fund in proper form will be priced at the Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund shares are purchased directly from the Funds.

               For administration, subaccounting, transfer agency and/or other services, CSAM or its affiliates may pay Service Organizations a fee of up to ..50% of the average annual value of accounts with the Funds maintained by such Service Organizations. Service Organizations may also be paid additional amounts on a one-time or ongoing basis, which may include a fee of up to 1.00% of new assets invested in a Fund. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper. Each Fund may reimburse CSAM part of this fee at rates they would normally pay to the transfer agent for providing the services.

               Advisor Shares. The Strategic Value and the Capital Appreciation Funds have entered into agreements ("Agreements") with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries ("Institutions") to provide certain distribution, shareholder servicing, administrative and/or accounting services for their clients or customers (or participants in the case of retirement plans) ("Customers") who are beneficial owners of Advisor Shares. Agreements are governed by a distribution plan (the "Advisor Shares 12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund pays in consideration for services, a fee calculated at an annual rate of .50% of the average daily net assets of the Advisor Shares of the Fund, although under the Advisor Shares 12b-1 Plan the Fund is authorized to pay up to .75% of the Fund's Advisor Class shares. Such payments may be paid to Institutions directly by a Fund or by CSAMSI on behalf of the Fund.

               Certain Institutions may receive additional fees from CSAMSI, CSAM or their affiliates on a one-time or ongoing basis for providing supplemental services in connection with

597589.28

investments in the Funds. Institutions may also be reimbursed for marketing and other costs. Additional fees may be up to 0.25% per year of the value of Fund accounts maintained by the firm and, in certain cases, may include a fee of up to 1.00% of new assets invested in a Fund. Fees payable to any particular Institution are determined based upon a number of factors, including the nature and quality of the services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Institution. To the extent that CSAMSI, CSAM or their affiliates provide additional compensation or reimbursements for marketing expenses, such payments would not represent an additional expense to the Funds or their shareholders.

               An Institution with which the Funds have entered into an Agreement with respect to its Advisor Shares may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the
Institution: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed); (iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). Services provided by an Institution to Customers are in addition to, and not duplicative of, the services to be provided under each Fund's co-administration and distribution and shareholder servicing arrangements. A Customer of an Institution should read the relevant Prospectus and this Statement of Additional Information in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customers prior to any purchase of Fund shares. Prospectuses are available from each Fund's distributor upon request. No preference will be shown in the selection of Fund portfolio investments for the instruments of Institutions.

               Class A, Class B and Class C Shares. The Strategic Value Fund and the Capital Appreciation Fund have adopted Plans of Distribution for its Class A shares, Class B shares and Class C shares ("A Shares 12b-Plan", "B Shares 12b-1 Plan" and "C Shares 12b-1 Plan," respectively). Each of the A Shares 12b-1 Plans, B Shares 12b-1 Plan and C Shares 12b-1 PlaN permit the Funds to compensate CSAMSI for activities associated with the distribution of these classes shares.

               The A Shares 12b-1 Plans currently a service fee of .25% per yearprovide that a service fee of .25% per year of the average daily net assets of the Class A shares will be paid as compensation to CSAMSI. The Class B Plan currently provides that: (i) an asset based sales charge of .75% per year and
(ii) a service fee of .25% per year, in each case, of the average daily net assets of the Class B shares will be paid as compensation to CSAMSI. The Class C Plan currently provides that: (i) an asset -based sales charge of .75% per year will be paid as compensation: (i) an asset based sales charge and (ii) a service fee of .25% per year, in each case, of the average daily net assets of the Class C shares will be paid as compensation to CSAMSI. For the fiscal year ended October 31, 2002, each Fund paid CSAMSI under its 12b-1 plans as follows:

597589.28


FUND                            CLASS A 12B-1 PLAN           CLASS B 12B-1 PLAN           CLASS C 12B-1 PLAN
----------                      -------------------          -------------------          -------------------
Strategic Value                         $293                         $339                       $1,222
Capital Appreciation                    $409                         $786                       $  443

               During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under each Fund's A Shares 12b-1 Plan as follows:


                                                  STRATEGIC VALUE               CAPITAL APPRECIATION
                                                  ----------------              ---------------------
Advertising                                          $ 22                             $ 30
Printing and mailing prospectuses for                $262                             $351
promotional purposes
Compensation to broker-dealers                       $ 80                             $102
People-related and occupancy                         $ 50                             $288
Other                                                $ 29                             $ 43


               During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under each Fund's B Shares 12b-1 Plans as follows:


                                                 STRATEGIC VALUE             CAPITAL APPRECIATION
                                                 ----------------            ---------------------
Advertising                                          $    7                       $     12
Printing and mailing prospectuses for                $  209                       $    139
promotional purposes
Compensation to broker-dealers                       $1,507                       $  5,424
People-related and occupancy                         $   16                       $108,237
Other                                                $    5                       $     10


597589.28

               During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under each Fund's C Shares 12b-1 Plans as follows:


                                                 STRATEGIC VALUE             CAPITAL APPRECIATION
                                                 ----------------            ---------------------
Advertising                                         $   28                        $    6
Printing and mailing prospectuses for               $  268                        $  141
promotional purposes
Compensation to broker-dealers                      $2,342                        $1,419
People-related and occupancy                        $   41                        $   21
Other                                               $   51                        $    6


               With respect to sales of the Capital Appreciation and the Strategic Value Funds' Class B, Class C or certain sales of Class A shares through a broker-dealer, financial intermediary or financial institution (each a "financial representative"), CSAMSI pays the financial representative a concession at the time of sale. In addition, an ongoing maintenance fee is typically paid to financial representatives on sales of Class A, Class B and Class C shares. The payments to the financial representatives will continue to be paid for as long as the related assets remain in the Fund.

               In addition to the concession and maintenance fee paid to financial representatives, CSAMSI or its affiliates may from time to time pay additional compensation on a one-time or ongoing basis to financial representatives in connection with the sale of shares, which may include a fee of up to 1.00% of new assets invested in a Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of the Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Fund during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

               General. Each of the Advisor Shares 12b-1 Plans, the A Shares, B Shares and C Shares 12b-1 Plans will continue in effect for so long as its continuance is specifically approved at least annually by each Fund's Board, including a majority of the Directors/Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Advisor Shares, the A Shares, B Shares and C Shares 12b-1 Plans, as the case may be ("Independent Directors/Trustees"). Any material amendment of any Advisor Shares, the A Shares, B Shares and C Shares 12b-1 Plans would require the approval of the Board in the same manner. None of the Advisor Shares, the A Shares, B Shares and C

597589.28

Shares 12b-1 Plans may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. Each of the Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors/Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

               Payments by the Funds to CSAMSI under the Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed the distribution expenses actually incurred.

               CSAMSI provides the Board of each Fund with periodic reports of amounts spent under the Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans and the purposes for which the expenditures were made.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases

               The offering price of a Fund's shares is equal to the per share net asset value of the relevant class of shares of the Fund plus, in the case of Class A Shares, any applicable sales charge.

               As a convenience to the investor and to avoid unnecessary expense to a Fund, share certificates representing shares of the Fund are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share issuance. Each Fund retains the right to waive such fee in its sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Fund).

               Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with a Fund are authorized to accept orders on the Fund's behalf. Shareholders maintaining Fund accounts through brokerage firms and other intermediaries should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or CSAMSI. Should an investor place a transaction order with such an intermediary after its deadline, the intermediary may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a

597589.28

customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

               Common Class Shares. To purchase Common shares directly from a Fund, contact the Fund to obtain an application. Fill it out and mail it to the Funds along with an investment check, payable to "Credit Suisse Funds." The Funds cannot accept "starter" checks that do not have your name preprinted on them. The Funds also cannot accept checks payable to you or to another party and endorsed to the order of the Funds. These types of checks may be returned to you and your purchase order may not be processed.

               The Common Class shares of each Fund are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of CSAM, (3) certain registered investment advisers ("RIAs") and (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs. Any Common Class shareholder of a Fund as of the close of business on December 12, 2001 can continue to buy Common Class shares of that Fund and open new accounts under the same social security number. Prospective investors in Common Class shares may be required to provide documentation to determine their eligibility to purchase Common Class shares. Each Common Class shareholder receives a quarterly account statement, as well as a statement after any transaction that affects the shareholder's account balance or share registration (other than distribution reinvestments and automatic transactions such as the Automatic Monthly Investment Plan and Automatic Withdrawal Plan).

               Class A Shares, B Shares and C Shares. Class A Shares, B Shares and C Shares are designed for investors seeking the advice of financial representatives and are not offered directly for purchase from the Funds. All purchases of Class A Shares, Class B Shares and Class C Shares are confirmed to each shareholder and are credited to such shareholder's account at net asset value after receipt in good order and deduction of any applicable sales charge.

               Class A Shares of the Fund are sold to investors at the public offering price, which is the net asset value plus the applicable sales charge (unless you are entitled to a waiver):

                         Initial Sales Charge -- Class A


                                                   AS A % OF                         COMMISSION TO FINANCIAL
                                                    AMOUNT           AS A % OF      REPRESENTATIVE AS A % OF
AMOUNT PURCHASED                                   INVESTED       OFFERING PRICE          OFFERING PRICE
------------------                                -----------    ---------------    --------------------------

Less than $50,000                                    6.10%           5.75%                    5.00%
$50,000 to less than $100,000                        4.99%           4.75%                    4.00%
$100,000 to less than $250,000                       3.90%           3.75%                    3.00%
$250,000 to less than $500,000                       2.56%           2.50%                    2.00%
$500,000 to less than $1,000,000                     2.04%           2.00%                    1.75%
$1,000,000 or more                                    0*               0                     1.00%**

597589.28

* On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described in the Prospectus).

**        The distributor may pay a financial representative a fee as follows:
          up to 1% on purchases up to and including $3 million, up to .50% on the next $47 million, up to .25% on purchase amounts over $50 million.

               The reduced sales charges shown above apply to the aggregate of purchases of Class A Shares of a Fund made at one time by any "purchaser." The term "purchaser" includes:

o an individual, the individual's spouse or domestic partner, and their children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

o any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

o a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member;

o a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and/or an immediate family member.

               From time to time, the distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares. Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of a Fund as defined in the Securities Act of 1933.

               Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem a Fund's Class A, Class B or Class C Shares. Some may establish higher minimum investment requirements than set forth in the Prospectus. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's return. Firms also may hold a Fund's Class A, Class B or Class C Shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from a Fund and/or from CSAMSI or an affiliate for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may have access to their clients' direct Fund accounts for servicing including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursements of cash dividends.

Such firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for these services. The Prospectus relating to Class A, Class B or Class C Shares should be read in connection with such firms' material regarding their fees and services.

               Initial Sales Charges Waivers. The initial sales charge may be waived for the following shareholders or transactions: (1) investment advisory clients of the Adviser; (2) officers, current and former Directors of the Funds, current and former directors or trustees of other investment companies managed by the CSAM or its affiliates, officers, directors and full-time employees of the CSAM affiliates ("Related Entities"); or the spouse, siblings, children, parents or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Fund); (3) an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the Fund); (4) shares purchased by RIAs on behalf of fee-based accounts or by broker-dealers that have sales agreements with the Fund and for which shares have been purchased on behalf of wrap fee client accounts and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services; (5) shareholders who received shares in the Credit Suisse Funds as a result of the merger of certain funds into a Fund, and who have maintained their investment in such shares; (6) shares purchased for 401(k) Plans, 403(B) Plans, 457 Plans, employee benefit plans sponsored by an employer, and pension plans;
(7) Class B shares which are automatically converted to Class A shares; and (8) Class A shares acquired when dividends and distributions are reinvested in the Fund.

               For the fiscal year ended October 31, 2002, CSAMSI received $6,211 and $4,537 on the sale of Class A shares of Strategic Value and Capital Appreciation Funds, respectively, of which CSAMSI retained $929 and $581, respectively. For the fiscal year ended October 31, 2002, CSAMSI did not receive any fees on contingent deferred sales charges on redemptions of Class A shares of Strategic Value and Capital Appreciation Funds. For the fiscal year ended October 31, 2002, CSAMSI did not receive any fees on contingent deferred sales charges on redemptions of Class B and Class C shares, respectively, of the Strategic Value Fund. For the fiscal year ended October 31, 2002, CSAMSI received $149 and $20 in contingent deferred sales charges on redemptions of Class B and Class C shares, respectively, of the Capital Appreciation Fund.

Redemptions

               General. Shares of the Funds may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE following the receipt in proper form by the Funds of the shares tendered for redemption, less any applicable contingent deferred sales charge in the case of Class B and Class C Shares of the Capital Appreciation Fund and the Strategic Value Fund.

               Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than

597589.28

customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

               If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

               Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Plan") is available to shareholders who wish to receive specific amounts of cash periodically. Withdrawals may be made under the Plan by redeeming as many shares of a Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. As described in the Prospectus, certain withdrawals under the Plan for the Class A, B and C Shares of the Capital Appreciation and Strategic Value Funds may be subject to a deferred sales charge.

               Special Provisions Applicable to the Capital Appreciation and Strategic Class B and C Shares.

               The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:


                                          CONTINGENT DEFERRED SALES CHARGE AS A
                                            PERCENTAGE OF THE LESSER OF DOLLARS
YEAR SINCE PURCHASE PAYMENT MADE              INVESTED OR REDEMPTION PROCEEDS
---------------------------------         -------------------------------------
First............................                           4.0%
Second...........................                           3.0%
Third............................                           2.0%
Fourth...........................                           1.0%
After Fourth...................                             0.0%

               For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

597589.28

               Contingent Deferred Sales Charge - General. The following example will illustrate the operation of the contingent deferred sales charge on Class B Shares. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B Shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

               The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins on the last day of the month in which the order for the investment is received. For example, an investment made on September 10, 2002 will be eligible for the second year's charge if redeemed on or after October 1, 2003. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. CSAMSI receives any contingent deferred sales charge directly.

               The CDSC applicable to redemptions of Class C Shares made within one year from the original date of purchase of such shares is waived for donor-advised charitable funds advised or sponsored by CSAM or its affiliates.

                               EXCHANGE PRIVILEGE

               An exchange privilege with certain other funds advised by CSAM is available to investors in each Fund. A Common shareholder may exchange Common shares of a Fund for Common shares of another Credit Suisse Fund at their respective net asset values. An Advisor shareholder may exchange Advisor shares of a Fund for Advisor shares of another Credit Suisse Fund at their respective net asset values. Exchanges of Common and Advisor shares as described above will be effected without a sales charge. A Class A, Class B or Class C shareholder may exchange those shares for shares of the same class of another Credit Suisse fund at their respective net asset values, subject to payment of any applicable sales charge differential, or for shares of a Credit Suisse money market fund, without payment of any sales charge differential. Not all Credit Suisse Funds offer all classes of shares. If an exchange request is received by Credit Suisse Funds or their agent prior to the close of regular trading on the NYSE, the exchange will be made at each Fund's net asset value determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases. Each Fund may refuse exchange purchases at any time without prior notice.

               The exchange privilege is available to shareholders residing in any state in which the shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of a Fund for shares in another Credit Suisse fund should review the prospectus of the other fund prior to making an exchange. For further information regarding the exchange

597589.28

privilege or to obtain a current prospectus for another Credit Suisse fund, an investor should contact Credit Suisse Funds at (800) 927-2874.

               Each Fund reserves the right to refuse exchange purchases by any person or group if, in CSAM's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when a Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. Each Fund reserves the right to terminate or modify the exchange privilege at any time upon 60 days' notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

               The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in each Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, both of which are subject to change.

The Funds and Their Investments

               Each Fund intends to continue to qualify as a regulated investment company under the Code during each of its taxable years. To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States Government Securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government Securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

               As a regulated investment company, each Fund that satisfies the minimum distribution requirement will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and net realized long-term and short-term capital gains that it distributes to its shareholders. A Fund will satisfy the minimum distribution requirement if it distributes to its shareholders at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain

597589.28

other adjustments as specified in the Code) and its net tax-exempt income for the taxable year. Each Fund will be subject to tax at regular corporate rates on any investment company taxable income that it does not distribute to its shareholders. Any dividend declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year.

               Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board of each Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each Fund currently expects to distribute any such excess annually to its shareholders. However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their own United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their tax liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their Fund shares by an amount equal to 65% of the amount of undistributed capital gains included in their income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

               The Code imposes a 4% nondeductible excise tax on each Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains that are subject to corporate income tax in the hands of a Fund will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

               With regard to each Fund's investments in foreign securities, exchange control regulations may restrict repatriations of investment income and capital or the proceeds of securities sales by foreign investors such as the Fund and may limit the Fund's ability to pay sufficient dividends and to make sufficient distributions to satisfy the 90% and excise tax distribution requirements.

               If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same

597589.28

manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

               Each Fund's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require each Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in short sales against the box or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

Passive Foreign Investment Companies

               If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to United States federal income tax on any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

               Alternatively, a Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any

597589.28

such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. Each Fund will make the appropriate tax elections if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Dividends and Distributions

               Dividends of investment income and distributions of short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by a Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).

               Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to an amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

               Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

               If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares

               Upon the sale or exchange of shares, a shareholder will recognize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such

597589.28

gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt interest dividends received by the shareholder with respect to such share. Moreover, any loss realized by a shareholder on the sale of a share of any Fund held by the shareholder for six months or less will (to the extent not disallowed as set forth in the previous sentence) be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

Foreign Taxes

               Income received by a Fund from non-U.S. sources may be subject to withholding and other taxes imposed by other countries. Because it is not expected that more than 50 percent of the value of a Fund's total assets at the close of its taxable year will consist of stock and securities of non-U.S. corporations, it is not expected that a Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. In the absence of such an election, the foreign taxes paid by a Fund will reduce its investment company taxable income, and distributions of investment company taxable income received by the Fund from non-U.S. sources will be treated as United States source income.

Special Tax Matters Relating to Zero Coupon Securities

               Investment by a Fund in zero coupon securities may create special tax consequences. Zero coupon securities do not make interest payments; however, a portion of the difference between a zero coupon security's maturity value and its purchase price is imputed as income to the Fund each year even though the Fund receives no cash distribution until maturity. Under the United States federal income tax laws applicable to mutual funds, the Fund will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends will ordinarily constitute taxable income to shareholders of the Fund.

Backup Withholding

               Each Fund may be required to withhold, for United States federal income tax purposes, a portion of the dividends and distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liability.

597589.28

Notices

               Shareholders will be notified annually by each Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "The Funds and Their Investments") made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of a Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Other Taxation

               Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

               THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL FEDERAL INCOME TAX CONSEQUENCES AFFECTING EACH FUND AND ITS SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A FUND.

                          DETERMINATION OF PERFORMANCE

               From time to time, a Fund may quote the total return of its shares in advertisements or in reports and other communications to shareholders. Funds that meet the size requirements for listing in The Wall Street Journal are listed under the heading "Credit Suisse Common" for Common Class shares, "Credit Suisse ADV" for Advisor Class shares and "Credit Suisse ABC" for Class A, Class B and Class C shares. Current total return figures may be obtained by calling Credit Suisse Funds at 800-927-2874.

               The Funds' average annual total returns for various classes for the indicated periods ended October 31, 2002 were as follows (performance figures calculated without waiver by a Fund's service provider(s), if any, are noted in italics):

                                  TOTAL RETURN

                                  COMMON SHARES


                                                                                                       PERIOD FROM THE
                                                                                                       COMMENCEMENT OF
                                      ONE-YEAR              FIVE-YEAR                TEN-YEAR             OPERATIONS
                                     -----------            ----------              ----------         ----------------
Strategic Value Fund

(10/6/88)                             -13.29%                  1.95%                   9.45%                9.68%
Capital Appreciation Fund

(8/17/87)                             -22.79%                 -0.24%                   9.53%                9.10%


597589.28

                                 ADVISOR SHARES


                                                                                                       PERIOD FROM THE
                                                                                                       COMMENCEMENT OF
                                      ONE-YEAR              FIVE-YEAR                TEN-YEAR             OPERATIONS
                                     -----------            ----------              ----------         ----------------
Strategic Value Fund

(5/15/95)                             -13.71%                  1.47%                     N/A                 4.92%
Capital Appreciation Fund

(4/4/91)                              -23.13%                 -0.72%                    9.02%                8.73%


                             CLASS A, B AND C SHARES

      (PERIOD FROM THE COMMENCEMENT OF OPERATIONS THROUGH OCTOBER 31, 2002)

                                                        CLASS A                   CLASS B                  CLASS C
                                                       ---------                 ---------                ---------
Strategic Value Fund

(11/30/01)                                              -23.46%                   -22.38%                  -20.10%
Capital Appreciation Fund

(11/30/01)                                              -33.61%                   -32.88%                  -30.78%


               From time to time, Fund service providers may have voluntarily agreed to waive all or a portion of their fees and reimburse some Fund expenses. The performance figures above reflect the impact of these fee waivers and expense reimbursements, if any. Performance figures would be lower, perhaps materially so, if they were calculated without reflecting the impact of fee waivers and/or expense reimbursements.

               Average annual total return figures show the average percentage change in value of an investment in a Fund from the beginning of the measurement period to the end of the measurement period. The figures reflect changes in the price of the Fund's shares assuming that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in shares of the Fund. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of the Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

                  Average annual total return figures are calculated by finding the average annual compounded rates of return for the one-, five- and ten- (or such shorter period as the relevant class of shares has been offered) year periods that would equate the initial amount invested to the ending redeemable value according to the following formula: P (1 + T)n = ERV. For purposes of this formula, "P" is a hypothetical investment of $1,000; "T" is average annual total return; "n" is number of years; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year periods (or fractional portion thereof). Total return or "T" is computed by finding the average annual change in the value of an initial $1,000 investment over the period and assumes that all dividends and distributions are reinvested during the period. It is also assumed that with respect to the Class A shares, the maximum initial sales charge of 5.75% was deducted at the time of investment and with respect to the Class B shares, at the end of these periods the entire amount was redeemed and the appropriate sales load, if any, was deducted. Investors should note that this performance may not be representative of a Fund's total return over longer market cycles.

                  When considering average total return figures for periods longer than one year, it is important to note that the annual total return for one year in the period might have been greater

597589.28

or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that each Fund seeks long-term appreciation and that such return may not be representative of any Fund's return over a longer market cycle. A Fund may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in the relevant Fund for the specific period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs and may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions).

               A Fund may advertise, from time to time, comparisons of its performance with that of one or more other mutual funds with similar investment objectives. A Fund may advertise average annual calendar year-to-date and calendar quarter returns, which are calculated according to the formula set forth in the preceding paragraph, except that the relevant measuring period would be the number of months that have elapsed in the current calendar year or most recent three months, as the case may be. Investors should note that this performance may not be representative of the Fund's total return in longer market cycles.

               A Fund may also advertise its yield. Yield is calculated by annualizing the net investment income generated by the Fund over a specified thirty-day period according to the following formula:

                           YIELD = 2[( a-b  + 1)6 -1]
                                      -----
                                       cd

For purposes of this formula: "a" is dividends and interest earned during the period; "b" is expenses accrued for the period (net of reimbursements); "c" is the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per share on the last day of the period.

               The yield for the Common Shares of the Strategic Value Fund for the thirty-day period ended October 31, 2002 was -0.33% and for the Advisor Shares was -0.81%.

After-Tax Return

               From time to time the Funds may include after-tax performance information in advertisements. To the extent the Funds include such information, it will be computed according to the following formulas:

Average Annual Total Return (After Taxes on Distributions)

                                P(1 + T)n = ATVD

Where:  P     =   a hypothetical initial payment of $1,000.

        T = average annual total return (after taxes on distributions).

597589.28

        n     =   number of years.

        ATVD = ending value of a hypothetical $1,000 investment made at the beginning of the 1-,5- or 10-year period at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

               The average annual total returns (after taxes on distributions) for each Fund's Common Shares for the periods ended October 31, 2002 were as follows:


FUND                   1 YEAR          5 YEAR       10 YEAR       SINCE INCEPTION
--------              --------        --------     ---------    -------------------
Strategic Value        -13.87%         -1.37%        6.47%       7.10%     10/6/88
Capital                -22.79%         -2.95%        6.53%       6.87%     8/17/87
Appreciation

               The average annual total returns (after taxes on distributions) for each Fund's Advisor Shares for the periods ended October 31, 2002 were as follows:


FUND                   1 YEAR          5 YEAR       10 YEAR       SINCE INCEPTION
--------              --------        --------     ---------    -------------------
Strategic Value        -14.15%         -1.66%        6.17%       2.40%     5/15/95
Capital                -23.13%         -3.35%        6.12%       6.56%     4/4/91
Appreciation

                  The average annual total returns (after taxes on distributions) for each Fund's Class A, B and C shares for the period since inception to October 31, 2002 were as follows:


FUND                  CLASS A         CLASS B       CLASS C     INCEPTION DATE
--------              -------         -------      ---------    ---------------
Strategic Value        -25.98%        -24.77%       -22.29%       11/30/01
Capital                -36.52%        -35.72%       -33.44%       11/30/01
Appreciation

597589.28

Average Annual Total Return (After Taxes on Distribution and Redemptions)

                                P(1 + T)n = ATVDR

Where:        P        =   a hypothetical initial payment of $1,000.

              T = average annual total return (after taxes on distributions and redemption).

              n        =   number of years.

              ATVDR = ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions and redemption.

     The average annual total returns (after taxes on distributions and redemptions of Fund shares) for each Fund's Common Shares for the periods ended October 31, 2002 were as follows:


   FUND             1 YEAR         5 YEAR       10 YEAR        SINCE INCEPTION
   ----             ------         ------       -------        ----------------
Strategic Value      -7.56%         0.92%        7.00%         7.35%    10/6/88

Capital

Appreciation        -13.99%        -0.33%        7.16%         7.11%    8/17/87

     The average annual total returns (after taxes on distributions and redemptions of Fund shares) for each Fund's Advisor Shares for the periods ended October 31, 2002 were as follows:


   FUND             1 YEAR         5 YEAR       10 YEAR        SINCE INCEPTION
   ----             ------         ------       -------        ----------------
Strategic Value      -7.82%         0.64%        6.70%         3.46%    5/15/95

Capital

Appreciation        -14.20%        -0.65%        6.79%         6.83%    4/4/91

     The average annual total returns (after taxes on distributions and redemptions of Fund shares) for each Fund's Class A, B and C shares for the period since inception to October 31, 2002 were as follows:

597589.28


    FUND             CLASS A        CLASS B       CLASS C        INCEPTION DATE
    ----             -------        -------       --------       --------------
Strategic Value      -15.07%        -14.32%        -12.80%       11/30/01

Capital

Appreciation         -22.42%        -21.93%        -20.53%       11/30/01

     The performance of a class of Fund shares will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses allocable to it. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. Any fees charged by Institutions or other institutional investors directly to their customers in connection with investments in Fund shares are not reflected in a Fund's total return, and such fees, if charged, will reduce the actual return received by customers on their investments.

     In addition, reference may be made in advertising a class of Fund shares to opinions of Wall Street economists and analysts regarding economic cycles and their effects historically on the performance of small companies, both as a class and relative to other investments. A Fund may also discuss its beta, or volatility relative to the market, and make reference to its relative performance in various market cycles in the United States.

     Each Fund may compare its performance with (i) that of other mutual funds as listed in the rankings prepared by Lipper, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (ii) in the case of the Strategic Value Fund, with the S&P 500 Index and Russell 1000 Value Index; and in the case of the Capital Appreciation Fund, with appropriate indexes prepared by Frank Russell Company relating to securities represented in the Fund, the Russell 1000 Growth Index; or (iii) other appropriate indexes of investment securities or with data developed by CSAM derived from such indexes. A Fund may include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Financial Times, Forbes, Fortune, Inc., Institutional Investor, Investor's Business Daily, Money, Morningstar, SmartMoney, The Wall Street Journal and Worth. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, each Fund may from time to time compare its expense ratios to that of any investment companies with similar objectives and policies, based on data generated by Lipper, Inc. or similar investment services that monitor mutual funds.

     In reports or other communications to investors or in advertising, each Fund may also describe the general biography or work experience of the portfolio managers of the Fund and may include quotations attributable to the portfolio managers describing approaches taken in managing the Fund's investments, research methodology underlying stock selection or the Fund's

597589.28

investment objective. In addition, a Fund and its portfolio managers may render periodic updates of Fund activity, which may include a discussion of significant portfolio holdings; analysis of holdings by industry, country, credit quality and other characteristics; and comparison and analysis of the Fund with respect to relevant market industry benchmarks. Each Fund may also discuss measures of risk, the continuum of risk and return relating to different investments and the potential impact of foreign stocks on a portfolio otherwise composed of domestic securities.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL

     PricewaterhouseCoopers LLP ("PwC"), with principal offices at Two Commerce Square, Philadelphia, Pennsylvania 19103, serves as independent accountants for each Fund. The financial statements that are incorporated by reference into this Statement of Additional Information have been audited by PwC and have been incorporated by reference herein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

     Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as counsel for each Fund and provides legal services from time to time for CSAM and CSAMSI.

                                  MISCELLANEOUS

     As of January 24, 2003, the name, address and percentage of ownership of each person that owns of record 5% or more of each Fund's outstanding shares were as follows:

597589.28

                              STRATEGIC VALUE FUND


                                                 COMMON          ADVISOR        CLASS A        CLASS B       CLASS C
                                                 SHARES          SHARES         SHARES         SHARES        SHARES
                                                 ------          -------        -------        -------       -------
Charles Schwab & Co. Inc.                        25.36%
Special Custody Account for the
Exclusive Benefit of Customers
Attn Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

National Financial Services Corp.                17.05%
FBO Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

Fidelity Investment Institutional                 6.92%
Operations Center
as agents for Certain Employee
Benefits Plans
100 Magellan Way
Covington, KY 41015-1999

597589.28


                                                 COMMON          ADVISOR        CLASS A        CLASS B       CLASS C
                                                 SHARES          SHARES         SHARES         SHARES        SHARES
                                                 ------          -------        -------        -------       -------
Connecticut General Life Ins. Co.                                97.9%
On Behalf of its Separate Account
Attention:  Carmen G. Rivera
280 Trumbull Street #H19B
Hartford, CT 06103-3509

Donaldson Lufkin Jenrette                                                       27.25%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                       18.39%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                       16.21%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                       10.91%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Banc of America Securities LLC                                                   9.98%
110-11534-17
NC1-004-03-06
200 North College St. 3rd Fl.
Charlotte, NC 28255-0001

Kathryn Miller Boldt & Kathryn Rees                                                 6%
U/W Kyrle Boldt Sr
Kyrle Boldt Sr Residual Trust
12660 Post Oak Road
St. Louis, MO 63131-1416

American Enterprise Investment Svcs                                             5.61%          31.6%
FBO 212610451
P.O. Box 9446
Minneapolis, MN 55440-9446

Donaldson Lufkin Jenrette                                                                      20.24%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052


597589.28


                                                 COMMON          ADVISOR        CLASS A        CLASS B       CLASS C
                                                 SHARES          SHARES         SHARES         SHARES        SHARES
                                                 ------          -------        -------        -------       -------
Mary H. Nolen                                                                                  18.01%
6080 Hickory Ridge Rd.
Lebanon, TN 37090-8239

Donaldson Lufkin Jenrette                                                                      7.89%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                      7.16%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                      5.91%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                                    57.32%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                                    20.06%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                                    11.4%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

                            CAPITAL APPRECIATION FUND

597589.28


                                                 COMMON          ADVISOR        CLASS A        CLASS B       CLASS C
                                                 SHARES          SHARES         SHARES         SHARES        SHARES
                                                 ------          -------        -------        -------       -------
Charles Schwab & Co. Inc.                        13.58%
Special Custody Account for the
Exclusive Benefit of Customers*
Attn Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

Fidelity Investment Institutional                12.88%
Operations Center
as agent for Certain Employee
Benefits Plans*
100 Magellan Way

Covington, KY 41015-1999

International Truck & Engine Corp.                 9.21%
OC Plan Master Trust # 132748
UMB Bank N/A C/O J.P. Morgan America
Century RPS TTEE UAD*
12/01/99
P.O. Box 419784
Kansas City, MO 64141-6784

Connecticut General Life Ins. Co.                                61.3%
On Behalf of its Separate Account*
Attention:  Carmen G. Rivera
280 Trumbull Street # H19B
Hartford, CT 06103-3509

Provident Bank                                                   6.27%
Process Equity 401K Profit*
Attn:  Dennis Hamilton
309 Vine Street, 653B
Cincinnati, OH 45202-3524

Donaldson Lufkin Jenrette                                                       23.26%
Securities Corporation Inc.*
P.O. Box 2052
Jersey City, NJ 07303-2052

State Street Bank & Trust Co.                                                   17.27%
Cust for the IRA of
William B. Sholinsky*
3020 Avenue Y
Brooklyn, NY 11235-1452

597589.28


                                                 COMMON          ADVISOR        CLASS A        CLASS B       CLASS C
                                                 SHARES          SHARES         SHARES         SHARES        SHARES
                                                 ------          -------        -------        -------       -------

Donaldson Lufkin Jenrette                                                       14.93%
Securities Corporation Inc.*
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                       11.57%
Securities Corporation Inc.*
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                        7.91%
Securities Corporation Inc.*
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                        7.01%
Securities Corporation Inc.*
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                        6.61%
Securities Corporation Inc.*
P.O. Box 2052
Jersey City, NJ 07303-2052

Morgan Stanley DW Inc Cust                                                                     19.56%
For Charles Dent*
P.O. Box 250 Church Street Station
New York, NY 10008-0250

Donaldson Lufkin Jenrette                                                                      17.12%
Securities Corporation Inc.*
P.O. Box 2052
Jersey City, NJ 07303-2052

American Enterprise Investment Svcs*                                                           10.82%
FBO 208004211
P.O. Box 9446
Minneapolis, MN 55440-9446

Merrill Lynch Pierce                                                                           10.4%
Fenner & Smith Inc.*
Building 1 Team A Fl 2
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486

Donaldson Lufkin Jenrette                                                                      10.13%
Securities Corporation Inc.*
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                      8.98%
Securities Corporation Inc.*
P.O. Box 2052
Jersey City, NJ 07303-2052

597589.28


                                                 COMMON          ADVISOR        CLASS A        CLASS B       CLASS C
                                                 SHARES          SHARES         SHARES         SHARES        SHARES
                                                 ------          -------        -------        -------       -------
Dean Witter for the Benefit of                                                                 6.06%
Charles E. Dent TTEE*
P.O. Box 250 Church Street Station
New York, NY 10008-0250

American Enterprise Investment Svcs*                                                                         36.75%
FBO 210830841
P.O. Box 9446
Minneapolis, MN 55440-9446

Donaldson Lufkin Jenrette                                                                                    32.7%
Securities Corporation Inc.*
P.O. Box 2052
Jersey City, NJ 07303-2052

Merrill Lynch Pierce                                                                                         10.18%
Fenner & Smith Inc.*
Building 1 Team A Fl 2
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486

American Enterprise Investment Svcs*                                                                          8.08%
FBO 208117821
P.O. Box 9446
Minneapolis, MN 55440-9446

------------
* Each Fund believes these entities are not the beneficial owners of shares held of record by them.

                              FINANCIAL STATEMENTS

     Each Fund's audited Annual Reports for the classes of shares it makes available, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, as relevant to the particular investor, is incorporated herein by reference with respect to all information regarding the relevant Fund included therein. Each Fund will furnish without charge a copy of its Annual Report upon request by calling Credit Suisse Funds at 800-927-2874 (for the Advisor Shares, please call 800-222-8977).

597589.28

                         APPENDIX DESCRIPTION OF RATINGS

Commercial Paper Ratings

     Commercial paper rated A-1 by Standard and Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Short-Term Note Ratings

     The following summarizes the two highest ratings used by S&P for short-term notes:

     SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

     SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

     The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

     MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

Corporate Bond and Municipal Obligations Ratings

     The following summarizes the ratings used by S&P for corporate bonds and Municipal Obligations:

597589.28

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB - This is the lowest investment grade. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB, B and CCC - Debt rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

597589.28

     Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

     To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     The following summarizes the ratings used by Moody's for corporate bonds and Municipal Obligations:

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

597589.28

     Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C comprise the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2002


- CREDIT SUISSE
  LARGE CAP VALUE FUND

- CREDIT SUISSE
  STRATEGIC VALUE FUND

- CREDIT SUISSE
  SMALL CAP VALUE FUND


MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class Shares of Credit Suisse Large Cap Value Fund(1) (the "Fund") had a loss of 7.63%, vs. declines of 15.11%, 15.78% and 10.03%, respectively, for the S&P 500 Index, the S&P/Barra Value Index and the Russell 1000 Value Index.(2) The Fund's Class A Shares, Class B Shares and Class C Shares had returns of -7.63%, -8.29% and -8.35%, respectively, for the same period.(3)

   The period was a very poor one for stocks in general. Markets actually rose over the first part of the period, rebounding from their post-September 11th plunge amid historically low interest rates and signs of economic recovery. However, a confluence of negative developments sent equities spiraling downward into early October 2002. Certain highly visible U.S. corporations were revealed to have accounting problems, in some cases involving outright fraud. Meanwhile, the economic data began to indicate that expectations of recovery had been too optimistic. The looming prospects for a U.S.-led war on Iraq added to the uncertainty. Investors fled risk in all forms, preferring the liquidity and stability of cash-like investments and high-quality bonds. In the end, despite the early rally and the positive finish to the period (stocks rose broadly in October), prominent U.S. equity indexes had significant declines for the 12 months.

   The Fund had a loss, hurt by the broad market selloff, though it outperformed its Russell 1000 Value benchmark. Stocks that had relatively good showing in the Fund included its consumer-discretionary, materials, energy and health-care holdings. One factor that hindered the Fund's relative return was its underweighting in the financial-services sector (financial companies account for about a third of the Russell 1000 Value Index), which outperformed the broader equity market in the period.

   Despite the positive October for equities, we remain of the view that the market is undervalued and could have a fair amount of upside potential when risk concerns begin to fade. We base this opinion on our dividend discount model -- which we anchor to fairly conservative assumptions. That said, it could take some time for risk levels to normalize, given the still-uncertain state of the economy and the possibility of a U.S. led war on Iraq. The threat and reality of terrorism also could keep risk thresholds high.

   From the sector perspective, we view technology and telecommunications stocks as being generally expensive, and plan to limit our exposure in these areas over the intermediate term. Our favored companies at present include a number of "old economy" names within the industrial, specialty-retail, energy and health-care sectors. We also view certain financial-services stocks as attractive but remain quite selective in this area.

Sincerely yours,

The Credit Suisse Value Team


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE LARGE CAP VALUE FUND(1) COMMON CLASS SHARES,
            THE RUSSELL 1000 VALUE INDEX(2), THE S&P 500 INDEX(2) AND
       THE S&P BARRA VALUE INDEX(2) FROM INCEPTION (8/01/00). (UNAUDITED)



            CREDIT SUISSE LARGE CAP VALUE    RUSSELL 1000 VALUE   S&P 500              S&P BARRA VALUE
            FUND(1) COMMON CLASS -- $9,006   INDEX(2) -- $8,656   INDEX(2) -- $6,387   INDEX(2) -- $7,466


  8/1/2000                        $ 10,000             $ 10,000             $ 10,000             $ 10,000
 8/31/2000                        $ 10,432             $ 10,557             $ 10,621             $ 10,671
 9/30/2000                        $ 10,530             $ 10,654             $ 10,060             $ 10,668
10/31/2000                        $ 10,870             $ 10,916             $ 10,018             $ 10,867
11/30/2000                        $ 10,602             $ 10,511             $  9,228             $ 10,311
12/31/2000                        $ 11,296             $ 11,037             $  9,273             $ 10,842
 1/31/2001                        $ 11,126             $ 11,079             $  9,602             $ 11,299
 2/28/2001                        $ 10,957             $ 10,771             $  8,726             $ 10,550
 3/31/2001                        $ 10,584             $ 10,391             $  8,174             $ 10,134
 4/30/2001                        $ 11,027             $ 10,900             $  8,809             $ 10,822
 5/31/2001                        $ 11,236             $ 11,145             $  8,868             $ 10,935
 6/30/2001                        $ 10,871             $ 10,898             $  8,652             $ 10,581
 7/31/2001                        $ 10,799             $ 10,875             $  8,567             $ 10,398
 8/31/2001                        $ 10,405             $ 10,439             $  8,031             $  9,797
 9/30/2001                        $  9,747             $  9,704             $  7,382             $  8,866
10/31/2001                        $  9,727             $  9,621             $  7,523             $  8,866
11/30/2001                        $ 10,215             $ 10,180             $  8,100             $  9,429
12/31/2001                        $ 10,523             $ 10,419             $  8,171             $  9,572
 1/31/2002                        $ 10,354             $ 10,339             $  8,052             $  9,309
 2/28/2002                        $ 10,481             $ 10,356             $  7,896             $  9,226
 3/31/2002                        $ 10,808             $ 10,845             $  8,193             $  9,699
 4/30/2002                        $ 10,479             $ 10,473             $  7,697             $  9,213
 5/31/2002                        $ 10,490             $ 10,526             $  7,640             $  9,250
 6/30/2002                        $  9,873             $  9,922             $  7,096             $  8,666
 7/31/2002                        $  9,170             $  8,999             $  6,543             $  7,729
 8/31/2002                        $  9,186             $  9,067             $  6,586             $  7,783
 9/30/2002                        $  8,423             $  8,059             $  5,870             $  6,893
10/31/2002                        $  9,006             $  8,656             $  6,387             $  7,466


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS A SHARES(3),
            THE RUSSELL 1000 VALUE INDEX(2), THE S&P 500 INDEX(2) AND
             THE S&P BARRA VALUE INDEX(2) FOR TEN YEARS. (UNAUDITED)



       CREDIT SUISSE LARGE CAP VALUE   RUSSELL 1000 VALUE    S&P 500               S&P BARRA VALUE
       FUND(1) CLASS A(3) -- $26,233   INDEX(2) -- $29,018   INDEX(2) -- $25,655   INDEX(2) -- $25,283


10/92                       $  9,425              $ 10,000              $ 10,000              $ 10,000
11/92                       $  9,647              $ 10,328              $ 10,338              $ 10,271
12/92                       $  9,800              $ 10,574              $ 10,473              $ 10,457
 1/93                       $  9,791              $ 10,881              $ 10,550              $ 10,746
 2/93                       $  9,969              $ 11,264              $ 10,692              $ 11,116
 3/93                       $ 10,348              $ 11,596              $ 10,922              $ 11,423
 4/93                       $ 10,096              $ 11,448              $ 10,654              $ 11,377
 5/93                       $ 10,250              $ 11,678              $ 10,942              $ 11,590
 6/93                       $ 10,465              $ 11,935              $ 10,977              $ 11,743
 7/93                       $ 10,398              $ 12,069              $ 10,926              $ 11,889
 8/93                       $ 10,823              $ 12,505              $ 11,343              $ 12,355
 9/93                       $ 10,863              $ 12,525              $ 11,259              $ 12,350
10/93                       $ 11,019              $ 12,516              $ 11,488              $ 12,417
11/93                       $ 10,889              $ 12,258              $ 11,380              $ 12,195
12/93                       $ 11,330              $ 12,490              $ 11,520              $ 12,403
 1/94                       $ 11,868              $ 12,963              $ 11,905              $ 12,981
 2/94                       $ 11,681              $ 12,520              $ 11,583              $ 12,511
 3/94                       $ 11,098              $ 12,054              $ 11,079              $ 11,997
 4/94                       $ 11,415              $ 12,285              $ 11,223              $ 12,249
 5/94                       $ 11,450              $ 12,427              $ 11,406              $ 12,452
 6/94                       $ 11,172              $ 12,129              $ 11,124              $ 12,108
 7/94                       $ 11,559              $ 12,506              $ 11,492              $ 12,517
 8/94                       $ 11,817              $ 12,866              $ 11,960              $ 12,871
 9/94                       $ 11,505              $ 12,439              $ 11,671              $ 12,418
10/94                       $ 11,531              $ 12,612              $ 11,938              $ 12,688
11/94                       $ 11,185              $ 12,103              $ 11,500              $ 12,174
12/94                       $ 11,067              $ 12,242              $ 11,668              $ 12,324
 1/95                       $ 11,257              $ 12,619              $ 11,971              $ 12,657
 2/95                       $ 11,557              $ 13,118              $ 12,436              $ 13,149
 3/95                       $ 11,802              $ 13,406              $ 12,804              $ 13,511
 4/95                       $ 11,983              $ 13,829              $ 13,180              $ 13,956
 5/95                       $ 12,430              $ 14,411              $ 13,700              $ 14,577
 6/95                       $ 12,485              $ 14,607              $ 14,023              $ 14,687
 7/95                       $ 12,760              $ 15,115              $ 14,490              $ 15,193
 8/95                       $ 12,888              $ 15,329              $ 14,530              $ 15,323
 9/95                       $ 13,425              $ 15,883              $ 15,140              $ 15,856
10/95                       $ 13,389              $ 15,725              $ 15,086              $ 15,609
11/95                       $ 14,006              $ 16,522              $ 15,750              $ 16,427
12/95                       $ 14,337              $ 16,937              $ 16,042              $ 16,883
 1/96                       $ 14,932              $ 17,465              $ 16,594              $ 17,388
 2/96                       $ 15,122              $ 17,597              $ 16,753              $ 17,551
 3/96                       $ 15,111              $ 17,896              $ 16,913              $ 17,962
 4/96                       $ 15,254              $ 17,965              $ 17,163              $ 18,145
 5/96                       $ 15,596              $ 18,189              $ 17,605              $ 18,418
 6/96                       $ 15,659              $ 18,204              $ 17,676              $ 18,329
 7/96                       $ 15,270              $ 17,516              $ 16,889              $ 17,556
 8/96                       $ 15,431              $ 18,017              $ 17,248              $ 18,041
 9/96                       $ 16,049              $ 18,733              $ 18,217              $ 18,813
10/96                       $ 16,422              $ 19,457              $ 18,716              $ 19,451
11/96                       $ 17,713              $ 20,868              $ 20,137              $ 20,939
12/96                       $ 17,489              $ 20,602              $ 19,743              $ 20,597
 1/97                       $ 18,343              $ 21,601              $ 20,968              $ 21,547
 2/97                       $ 18,637              $ 21,918              $ 21,137              $ 21,703
 3/97                       $ 17,738              $ 21,130              $ 20,257              $ 20,960
 4/97                       $ 18,395              $ 22,018              $ 21,466              $ 21,746
 5/97                       $ 19,658              $ 23,248              $ 22,784              $ 23,109
 6/97                       $ 20,455              $ 24,245              $ 23,785              $ 23,993
 7/97                       $ 21,785              $ 26,069              $ 25,675              $ 25,912
 8/97                       $ 20,723              $ 25,140              $ 24,252              $ 24,741
 9/97                       $ 21,719              $ 26,659              $ 25,574              $ 26,192
10/97                       $ 21,442              $ 25,915              $ 24,733              $ 25,229
11/97                       $ 22,527              $ 27,060              $ 25,867              $ 26,191
12/97                       $ 23,220              $ 27,850              $ 26,304              $ 26,772
 1/98                       $ 23,054              $ 27,456              $ 26,602              $ 26,442
 2/98                       $ 24,678              $ 29,304              $ 28,514              $ 28,426
 3/98                       $ 25,676              $ 31,097              $ 29,977              $ 29,866
 4/98                       $ 25,587              $ 31,305              $ 30,288              $ 30,219
 5/98                       $ 25,243              $ 30,840              $ 29,761              $ 29,794
 6/98                       $ 26,193              $ 31,236              $ 30,970              $ 30,020
 7/98                       $ 25,587              $ 30,684              $ 30,641              $ 29,368
 8/98                       $ 22,188              $ 26,119              $ 26,217              $ 24,646
 9/98                       $ 23,746              $ 27,618              $ 27,915              $ 26,143
10/98                       $ 25,557              $ 29,758              $ 30,175              $ 28,191
11/98                       $ 26,559              $ 31,145              $ 32,005              $ 29,659
12/98                       $ 27,548              $ 32,204              $ 33,867              $ 30,701
 1/99                       $ 27,786              $ 32,461              $ 35,261              $ 31,321
 2/99                       $ 27,204              $ 32,003              $ 34,166              $ 30,647
 3/99                       $ 27,899              $ 32,665              $ 35,538              $ 31,576
 4/99                       $ 29,490              $ 35,716              $ 36,891              $ 34,298
 5/99                       $ 28,870              $ 35,323              $ 36,039              $ 33,692
 6/99                       $ 30,332              $ 36,349              $ 38,008              $ 34,986
 7/99                       $ 30,133              $ 35,284              $ 36,851              $ 33,910
 8/99                       $ 29,276              $ 33,975              $ 36,679              $ 33,051
 9/99                       $ 28,206              $ 32,788              $ 35,663              $ 31,758
10/99                       $ 29,236              $ 34,675              $ 37,931              $ 33,551
11/99                       $ 29,416              $ 34,403              $ 38,706              $ 33,354
12/99                       $ 30,417              $ 34,569              $ 40,982              $ 34,607
 1/00                       $ 29,278              $ 33,442              $ 38,923              $ 33,506
 2/00                       $ 27,558              $ 30,958              $ 38,187              $ 31,413
 3/00                       $ 29,901              $ 34,735              $ 41,922              $ 34,688
 4/00                       $ 30,148              $ 34,332              $ 40,661              $ 34,456
 5/00                       $ 30,728              $ 34,694              $ 39,827              $ 34,563
 6/00                       $ 29,688              $ 33,109              $ 40,808              $ 33,198
 7/00                       $ 28,867              $ 33,523              $ 40,171              $ 33,862
 8/00                       $ 30,438              $ 35,388              $ 42,665              $ 36,133
 9/00                       $ 30,741              $ 35,714              $ 40,412              $ 36,124
10/00                       $ 31,717              $ 36,593              $ 40,241              $ 36,799
11/00                       $ 30,935              $ 35,235              $ 37,069              $ 34,916
12/00                       $ 32,972              $ 37,000              $ 37,250              $ 36,712
 1/01                       $ 32,462              $ 37,141              $ 38,572              $ 38,262
 2/01                       $ 31,967              $ 36,108              $ 35,055              $ 35,726
 3/01                       $ 30,890              $ 34,834              $ 32,834              $ 34,316
 4/01                       $ 32,182              $ 36,541              $ 35,386              $ 36,644
 5/01                       $ 32,808              $ 37,363              $ 35,623              $ 37,028
 6/01                       $ 31,742              $ 36,533              $ 34,756              $ 35,828
 7/01                       $ 31,529              $ 36,457              $ 34,414              $ 35,209
 8/01                       $ 30,375              $ 34,995              $ 32,259              $ 33,174
 9/01                       $ 28,452              $ 32,531              $ 29,654              $ 30,023
10/01                       $ 28,395              $ 32,251              $ 30,220              $ 30,023
11/01                       $ 29,819              $ 34,125              $ 32,538              $ 31,928
12/01                       $ 30,724              $ 34,929              $ 32,823              $ 32,413
 1/02                       $ 30,217              $ 34,659              $ 32,344              $ 31,524
 2/02                       $ 30,587              $ 34,715              $ 31,721              $ 31,242
 3/02                       $ 31,542              $ 36,357              $ 32,914              $ 32,842
 4/02                       $ 30,599              $ 35,110              $ 30,918              $ 31,197
 5/02                       $ 30,631              $ 35,285              $ 30,690              $ 31,321
 6/02                       $ 28,812              $ 33,260              $ 28,504              $ 29,346
 7/02                       $ 26,757              $ 30,167              $ 26,282              $ 26,174
 8/02                       $ 26,820              $ 30,396              $ 26,455              $ 26,354
 9/02                       $ 24,580              $ 27,016              $ 23,580              $ 23,343
10/02                       $ 26,233              $ 29,018              $ 25,655              $ 25,283



[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS B SHARES(3),
            THE RUSSELL 1000 VALUE INDEX(2), THE S&P 500 INDEX(2) AND
       THE S&P BARRA VALUE INDEX(2) FROM INCEPTION (2/28/96). (UNAUDITED)



            CREDIT SUISSE             RUSSELL 1000
            LARGE CAP VALUE FUND(1)   VALUE INDEX      S&P 500               S&P BARRA VALUE
            CLASS B(3) -- $16,490     (2) -- $16,491   INDEX(2) -- $15,314   INDEX(2) -- $14,406


 2/29/1996                 $ 10,000         $ 10,000              $ 10,000              $ 10,000
 3/31/1996                 $  9,984         $ 10,170              $ 10,096              $ 10,234
 4/30/1996                 $ 10,071         $ 10,209              $ 10,245              $ 10,338
 5/31/1996                 $ 10,291         $ 10,337              $ 10,509              $ 10,494
 6/30/1996                 $ 10,329         $ 10,345              $ 10,551              $ 10,443
 7/31/1996                 $ 10,061         $  9,954              $ 10,081              $ 10,003
 8/31/1996                 $ 10,162         $ 10,239              $ 10,295              $ 10,279
 9/30/1996                 $ 10,568         $ 10,646              $ 10,874              $ 10,719
10/31/1996                 $ 10,808         $ 11,057              $ 11,172              $ 11,083
11/30/1996                 $ 11,652         $ 11,859              $ 12,020              $ 11,930
12/31/1996                 $ 11,492         $ 11,708              $ 11,785              $ 11,735
 1/31/1997                 $ 12,048         $ 12,276              $ 12,516              $ 12,276
 2/28/1997                 $ 12,236         $ 12,456              $ 12,617              $ 12,366
 3/31/1997                 $ 11,636         $ 12,008              $ 12,092              $ 11,942
 4/30/1997                 $ 12,060         $ 12,512              $ 12,813              $ 12,390
 5/31/1997                 $ 12,875         $ 13,211              $ 13,600              $ 13,167
 6/30/1997                 $ 13,393         $ 13,778              $ 14,198              $ 13,670
 7/31/1997                 $ 14,257         $ 14,815              $ 15,325              $ 14,764
 8/31/1997                 $ 13,553         $ 14,287              $ 14,476              $ 14,097
 9/30/1997                 $ 14,201         $ 15,150              $ 15,265              $ 14,923
10/31/1997                 $ 14,005         $ 14,727              $ 14,763              $ 14,375
11/30/1997                 $ 14,708         $ 15,378              $ 15,440              $ 14,923
12/31/1997                 $ 15,145         $ 15,827              $ 15,701              $ 15,254
 1/31/1998                 $ 15,029         $ 15,603              $ 15,879              $ 15,066
 2/28/1998                 $ 16,076         $ 16,653              $ 17,020              $ 16,196
 3/31/1998                 $ 16,723         $ 17,672              $ 17,894              $ 17,016
 4/30/1998                 $ 16,650         $ 17,790              $ 18,079              $ 17,218
 5/31/1998                 $ 16,418         $ 17,526              $ 17,765              $ 16,976
 6/30/1998                 $ 17,021         $ 17,751              $ 18,486              $ 17,104
 7/31/1998                 $ 16,619         $ 17,438              $ 18,290              $ 16,733
 8/31/1998                 $ 14,400         $ 14,843              $ 15,649              $ 14,042
 9/30/1998                 $ 15,407         $ 15,695              $ 16,663              $ 14,895
10/31/1998                 $ 16,567         $ 16,911              $ 18,012              $ 16,062
11/30/1998                 $ 17,211         $ 17,699              $ 19,104              $ 16,899
12/31/1998                 $ 17,839         $ 18,301              $ 20,215              $ 17,492
 1/31/1999                 $ 17,976         $ 18,447              $ 21,048              $ 17,846
 2/28/1999                 $ 17,589         $ 18,187              $ 20,394              $ 17,462
 3/31/1999                 $ 18,033         $ 18,563              $ 21,213              $ 17,991
 4/30/1999                 $ 19,048         $ 20,297              $ 22,021              $ 19,542
 5/31/1999                 $ 18,637         $ 20,074              $ 21,512              $ 19,196
 6/30/1999                 $ 19,572         $ 20,657              $ 22,688              $ 19,934
 7/31/1999                 $ 19,427         $ 20,052              $ 21,996              $ 19,321
 8/31/1999                 $ 18,871         $ 19,308              $ 21,894              $ 18,831
 9/30/1999                 $ 18,162         $ 18,633              $ 21,288              $ 18,095
10/31/1999                 $ 18,831         $ 19,705              $ 22,641              $ 19,116
11/30/1999                 $ 18,929         $ 19,551              $ 23,104              $ 19,004
12/31/1999                 $ 19,560         $ 19,645              $ 24,462              $ 19,718
 1/31/1900                 $ 18,813         $ 19,005              $ 23,233              $ 19,091
 2/29/2000                 $ 17,702         $ 17,593              $ 22,794              $ 17,898
 3/31/2000                 $ 19,195         $ 19,739              $ 25,024              $ 19,764
 4/30/2000                 $ 19,344         $ 19,510              $ 24,271              $ 19,632
 5/31/2000                 $ 19,701         $ 19,716              $ 23,773              $ 19,693
 6/30/2000                 $ 19,021         $ 18,815              $ 24,359              $ 18,915
 7/31/2000                 $ 18,481         $ 19,051              $ 23,978              $ 19,294
 8/31/2000                 $ 19,477         $ 20,111              $ 25,467              $ 20,587
 9/30/2000                 $ 19,651         $ 20,296              $ 24,122              $ 20,582
10/31/2000                 $ 20,273         $ 20,795              $ 24,020              $ 20,967
11/30/2000                 $ 19,751         $ 20,024              $ 22,127              $ 19,894
12/31/2000                 $ 21,035         $ 21,027              $ 22,235              $ 20,917
 1/31/2001                 $ 20,707         $ 21,107              $ 23,024              $ 21,801
 2/28/2001                 $ 20,379         $ 20,520              $ 20,924              $ 20,356
 3/31/2001                 $ 19,671         $ 19,796              $ 19,599              $ 19,552
 4/30/2001                 $ 20,492         $ 20,766              $ 21,122              $ 20,879
 5/31/2001                 $ 20,866         $ 21,233              $ 21,263              $ 21,097
 6/30/2001                 $ 20,219         $ 20,761              $ 20,746              $ 20,414
 7/31/2001                 $ 20,073         $ 20,718              $ 20,542              $ 20,061
 8/31/2001                 $ 19,325         $ 19,887              $ 19,256              $ 18,901
 9/30/2001                 $ 18,090         $ 18,487              $ 17,701              $ 17,106
10/31/2001                 $ 18,044         $ 18,328              $ 18,038              $ 17,106
11/30/2001                 $ 18,938         $ 19,393              $ 19,422              $ 18,191
12/31/2001                 $ 19,502         $ 19,850              $ 19,592              $ 18,468
 1/31/2002                 $ 19,166         $ 19,697              $ 19,307              $ 17,961
 2/28/2002                 $ 19,166         $ 19,728              $ 18,934              $ 17,800
 3/31/2002                 $ 19,747         $ 20,661              $ 19,646              $ 18,712
 4/30/2002                 $ 19,141         $ 19,953              $ 18,455              $ 17,775
 5/31/2002                 $ 19,150         $ 20,052              $ 18,319              $ 17,846
 6/30/2002                 $ 18,005         $ 18,901              $ 17,014              $ 16,720
 7/31/2002                 $ 16,711         $ 17,143              $ 15,688              $ 14,913
 8/31/2002                 $ 16,731         $ 17,274              $ 15,791              $ 15,015
 9/30/2002                 $ 15,335         $ 15,353              $ 14,075              $ 13,300
10/31/2002                 $ 16,490         $ 16,491              $ 15,314              $ 14,406


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS C SHARES(3),(4),
        THE RUSSELL 1000 VALUE INDEX(2),(4), THE S&P 500 INDEX(2),(4) AND
                  THE S&P BARRA VALUE INDEX(2),(4). (UNAUDITED)



                CREDIT SUISSE LARGE
                CAP VALUE FUND(1)           RUSSELL 1000 VALUE       S&P 500                   S&P BARRA VALUE
                CLASS C(3),(4) -- $9,326    INDEX(2),(4) -- $9,373   INDEX(2),(4) -- $6,718    INDEX(2),(4) -- $8,049


      3/00(4)                   $ 10,000                  $ 10,000                 $ 10,000                  $ 10,000
 3/31/2000                      $ 10,839                  $ 11,220                 $ 10,978                  $ 11,043
 4/30/2000                      $ 10,918                  $ 11,090                 $ 10,648                  $ 10,969
 5/31/2000                      $ 11,120                  $ 11,207                 $ 10,429                  $ 11,003
 6/30/2000                      $ 10,741                  $ 10,695                 $ 10,687                  $ 10,568
 7/31/2000                      $ 10,431                  $ 10,829                 $ 10,520                  $ 10,780
 8/31/2000                      $ 10,994                  $ 11,431                 $ 11,173                  $ 11,503
 9/30/2000                      $ 11,092                  $ 11,536                 $ 10,583                  $ 11,500
10/31/2000                      $ 11,444                  $ 11,820                 $ 10,538                  $ 11,715
11/30/2000                      $ 11,153                  $ 11,382                 $  9,707                  $ 11,115
12/31/2000                      $ 11,880                  $ 11,952                 $  9,755                  $ 11,687
 1/31/2001                      $ 11,689                  $ 11,997                 $ 10,101                  $ 12,181
 2/28/2001                      $ 11,498                  $ 11,664                 $  9,180                  $ 11,373
 3/31/2001                      $ 11,100                  $ 11,252                 $  8,598                  $ 10,924
 4/30/2001                      $ 11,565                  $ 11,803                 $  9,266                  $ 11,665
 5/31/2001                      $ 11,776                  $ 12,069                 $  9,329                  $ 11,788
 6/30/2001                      $ 11,405                  $ 11,801                 $  9,102                  $ 11,406
 7/31/2001                      $ 11,322                  $ 11,776                 $  9,012                  $ 11,209
 8/31/2001                      $ 10,899                  $ 11,304                 $  8,448                  $ 10,561
 9/30/2001                      $ 10,202                  $ 10,508                 $  7,766                  $  9,557
10/31/2001                      $ 10,177                  $ 10,418                 $  7,914                  $  9,557
11/30/2001                      $ 10,683                  $ 11,023                 $  8,521                  $ 10,164
12/31/2001                      $ 10,996                  $ 11,283                 $  8,595                  $ 10,319
 1/31/2002                      $ 10,807                  $ 11,196                 $  8,470                  $ 10,035
 2/28/2002                      $ 10,935                  $ 11,214                 $  8,307                  $  9,946
 3/31/2002                      $ 11,269                  $ 11,744                 $  8,619                  $ 10,455
 4/30/2002                      $ 10,922                  $ 11,341                 $  8,097                  $  9,931
 5/31/2002                      $ 10,927                  $ 11,398                 $  8,037                  $  9,971
 6/30/2002                      $ 10,276                  $ 10,744                 $  7,464                  $  9,342
 7/31/2002                      $  9,534                  $  9,745                 $  6,882                  $  8,332
 8/31/2002                      $  9,545                  $  9,819                 $  6,928                  $  8,390
 9/30/2002                      $  8,747                  $  8,727                 $  6,175                  $  7,431
10/31/2002                      $  9,326                  $  9,373                 $  6,718                  $  8,049


Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)



                                                                   SINCE
                                  1 YEAR    5 YEAR    10 YEAR    INCEPTION
                                  ------    ------    -------    ---------

Common                           (13.57%)      --        --        (7.51%)
Class A Without
     Sales Charge                (13.62%)    2.53%     9.88%       11.28%
Class A With Maximum
     Sales Charge                (18.59%)    1.32%     9.23%       11.15%
Class B Without CDSC             (14.23%)    1.79%       --         6.84%
Class B With CDSC                (17.39%)    1.79%       --         6.84%
Class C Without CDSC             (14.26%)      --        --        (4.76%)
Class C With CDSC                (15.05%)      --        --        (4.76%)


                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)



                                                                   SINCE
                                  1 YEAR    5 YEAR    10 YEAR    INCEPTION
                                  ------    ------    -------    ---------

Common                            (7.63%)      --         --       (4.54%)
Class A Without
     Sales Charge                 (7.63%)    4.14%     10.78%      11.39%
Class A With Maximum
     Sales Charge                (12.95%)    2.91%     10.12%      11.27%
Class B Without CDSC              (8.29%)    3.40%        --        7.78%
Class B With CDSC                (11.66%)    3.40%        --        7.78%
Class C Without CDSC              (8.35%)      --         --       (2.30%)
Class C With CDSC                 (9.19%)      --         --       (2.30%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Fund added the Standard & Poor's/BARRA Value Index as a benchmark, effective 5/1/2001, to its existing benchmark, the Standard & Poor's 500 Index ("S&P 500 Index"). Effective 11/15/2001, in light of the Fund's emphasis on value stocks, the Fund discontinued use of these benchmarks and adopted the Russell 1000 Value Index. The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The Standard & Poor's/BARRA Value Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have lower price-to-book ratios. The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell company. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -12.95%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -11.66%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -9.19%.
(4) Performance for the benchmarks is not available for the period beginning February 28, 2000 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 2000.

CREDIT SUISSE STRATEGIC VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class and Advisor Class shares of Credit Suisse Strategic Value Fund (the "Fund") had losses of 13.29% and 13.71%, respectively, vs. a decline of 15.11% for the S&P 500 Index(1) and a decline of 10.03% for the Russell 1000 Value Index(1). The Fund's Class A, Class B and Class C Shares (all of which have inception dates of November 30, 2001) had losses of 18.76%, 19.23% and 19.31%, respectively, for the 11 month period(2),(3) ended October 31, 2002, vs. a same-period decline of 21.15% for the S&P 500 Index(1) and a same-period decline of 14.97% for the Russell 1000 Value Index(1).

   The period was a very poor one for stocks in general. Markets actually rose over the first part of the period, rebounding from their post-September 11th plunge amid historically low interest rates and signs of economic recovery. However, a confluence of negative developments sent equities spiraling downward into early October 2002. Certain highly visible U.S. corporations were revealed to have accounting problems, in some cases involving outright fraud. Meanwhile, the economic data began to indicate that expectations of recovery had been too optimistic. The looming prospects for a U.S.-led war on Iraq added to the uncertainty. Investors fled risk in all forms, preferring the liquidity and stability of cash-like investments and high-quality bonds. In the end, despite the early rally and the positive finish to the period (stocks rose broadly in October), prominent U.S. equity indexes had significant declines for the 12 months.

   The Fund's return reflected the difficult backdrop for equities, though it outperformed its benchmark. Factors that aided the Fund's relative return included its underweighting in the struggling technology sector. The Fund was also supported by its overweighting in the consumer-discretionary sector, which outperformed most sectors, and by good stock selection within that area. Stocks that hindered the Fund's return included its utilities and health-care holdings.

   With respect to general strategy, we continued to hold what we view as a mix of cyclical and relatively economically insensitive companies. We remained fairly well diversified by sector, but with very limited exposure to the technology area, where we saw a lackluster earnings picture.

   The uncertain economy notwithstanding, we were reluctant to pare our exposure to cyclical sectors of the market, in the belief that a more robust, sustainable economic recovery has been delayed, not avoided. We think that the Federal Reserve will continue to apply stimulus tools, providing liquidity while holding interest rates at low levels. Should this prove ineffective, we expect that fiscal strategies -- e.g., tax cuts -- could be increasingly debated and ultimately agreed to.

   For our part, we will continue to focus on companies whose managements in our view can successfully execute their business goals. We believe that companies that do the right things now, amid difficult economic and market conditions, should be rewarded over time, when risk factors recede and investors take note of discrepancies between a company's true worth and its value in the market.

Sincerely yours,

The Credit Suisse Value Team


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
             CREDIT SUISSE STRATEGIC VALUE FUND COMMON CLASS SHARES,
            THE S&P 500 INDEX(1) AND THE RUSSELL 1000 VALUE INDEX(1)
                           FOR TEN YEARS. (UNAUDITED)



             CREDIT SUISSE STRATEGIC
             VALUE FUND COMMON          S&P 500               RUSSELL 1000 VALUE
             CLASS -- $24,674           INDEX(1) -- $25,655   INDEX(1) -- $29,018


10/31/1992                  $ 10,000               $ 10,000              $ 10,000
11/30/1992                  $ 10,140               $ 10,338              $ 10,328
12/31/1992                  $ 10,411               $ 10,473              $ 10,574
 1/31/1993                  $ 10,576               $ 10,550              $ 10,881
 2/28/1993                  $ 10,901               $ 10,692              $ 11,264
 3/31/1993                  $ 11,639               $ 10,922              $ 11,596
 4/30/1993                  $ 12,571               $ 10,654              $ 11,448
 5/31/1993                  $ 13,602               $ 10,942              $ 11,678
 6/30/1993                  $ 13,727               $ 10,977              $ 11,935
 7/31/1993                  $ 13,953               $ 10,926              $ 12,069
 8/31/1993                  $ 13,936               $ 11,343              $ 12,505
 9/30/1993                  $ 13,436               $ 11,259              $ 12,525
10/31/1993                  $ 13,738               $ 11,488              $ 12,516
11/30/1993                  $ 13,262               $ 11,380              $ 12,258
12/31/1993                  $ 14,143               $ 11,520              $ 12,490
 1/31/1994                  $ 14,634               $ 11,905              $ 12,963
 2/28/1994                  $ 15,214               $ 11,583              $ 12,520
 3/31/1994                  $ 15,314               $ 11,079              $ 12,054
 4/30/1994                  $ 14,974               $ 11,223              $ 12,285
 5/31/1994                  $ 15,150               $ 11,406              $ 12,427
 6/30/1994                  $ 14,734               $ 11,124              $ 12,129
 7/31/1994                  $ 15,085               $ 11,492              $ 12,506
 8/31/1994                  $ 15,951               $ 11,960              $ 12,866
 9/30/1994                  $ 15,929               $ 11,671              $ 12,439
10/31/1994                  $ 15,886               $ 11,938              $ 12,612
11/30/1994                  $ 15,152               $ 11,500              $ 12,103
12/31/1994                  $ 15,221               $ 11,668              $ 12,242
 1/31/1995                  $ 15,311               $ 11,971              $ 12,619
 2/28/1995                  $ 15,759               $ 12,436              $ 13,118
 3/31/1995                  $ 16,264               $ 12,804              $ 13,406
 4/30/1995                  $ 16,310               $ 13,180              $ 13,829
 5/31/1995                  $ 16,725               $ 13,700              $ 14,411
 6/30/1995                  $ 17,011               $ 14,023              $ 14,607
 7/31/1995                  $ 17,868               $ 14,490              $ 15,115
 8/31/1995                  $ 18,453               $ 14,530              $ 15,329
 9/30/1995                  $ 18,212               $ 15,140              $ 15,883
10/31/1995                  $ 17,475               $ 15,086              $ 15,725
11/30/1995                  $ 18,597               $ 15,750              $ 16,522
12/31/1995                  $ 18,338               $ 16,042              $ 16,937
 1/31/1996                  $ 19,483               $ 16,594              $ 17,465
 2/29/1996                  $ 19,351               $ 16,753              $ 17,597
 3/31/1996                  $ 19,509               $ 16,913              $ 17,896
 4/30/1996                  $ 19,820               $ 17,163              $ 17,965
 5/31/1996                  $ 19,952               $ 17,605              $ 18,189
 6/30/1996                  $ 18,519               $ 17,676              $ 18,204
 7/31/1996                  $ 17,121               $ 16,889              $ 17,516
 8/31/1996                  $ 17,803               $ 17,248              $ 18,017
 9/30/1996                  $ 17,560               $ 18,217              $ 18,733
10/31/1996                  $ 17,717               $ 18,716              $ 19,457
11/30/1996                  $ 18,795               $ 20,137              $ 20,868
12/31/1996                  $ 18,125               $ 19,743              $ 20,602
 1/31/1997                  $ 18,891               $ 20,968              $ 21,601
 2/28/1997                  $ 19,166               $ 21,137              $ 21,918
 3/31/1997                  $ 18,448               $ 20,257              $ 21,130
 4/30/1997                  $ 19,036               $ 21,466              $ 22,018
 5/31/1997                  $ 20,357               $ 22,784              $ 23,248
 6/30/1997                  $ 21,110               $ 23,785              $ 24,245
 7/31/1997                  $ 22,761               $ 25,675              $ 26,069
 8/31/1997                  $ 22,219               $ 24,252              $ 25,140
 9/30/1997                  $ 23,386               $ 25,574              $ 26,659
10/31/1997                  $ 22,408               $ 24,733              $ 25,915
11/30/1997                  $ 23,000               $ 25,867              $ 27,060
12/31/1997                  $ 23,608               $ 26,304              $ 27,850
 1/31/1998                  $ 23,766               $ 26,602              $ 27,456
 2/28/1998                  $ 25,356               $ 28,514              $ 29,304
 3/31/1998                  $ 26,366               $ 29,977              $ 31,097
 4/30/1998                  $ 26,496               $ 30,288              $ 31,305
 5/31/1998                  $ 26,409               $ 29,761              $ 30,840
 6/30/1998                  $ 26,659               $ 30,970              $ 31,236
 7/31/1998                  $ 25,955               $ 30,641              $ 30,684
 8/31/1998                  $ 22,130               $ 26,217              $ 26,119
 9/30/1998                  $ 22,821               $ 27,915              $ 27,618
10/31/1998                  $ 24,449               $ 30,175              $ 29,758
11/30/1998                  $ 25,890               $ 32,005              $ 31,145
12/31/1998                  $ 26,596               $ 33,867              $ 32,204
 1/31/1999                  $ 26,744               $ 35,261              $ 32,461
 2/28/1999                  $ 26,075               $ 34,166              $ 32,003
 3/31/1999                  $ 26,319               $ 35,538              $ 32,665
 4/30/1999                  $ 29,343               $ 36,891              $ 35,716
 5/31/1999                  $ 29,685               $ 36,039              $ 35,323
 6/30/1999                  $ 30,659               $ 38,008              $ 36,349
 7/31/1999                  $ 29,585               $ 36,851              $ 35,284
 8/31/1999                  $ 28,988               $ 36,679              $ 33,975
 9/30/1999                  $ 28,155               $ 35,663              $ 32,788
10/31/1999                  $ 28,304               $ 37,931              $ 34,675
11/30/1999                  $ 28,155               $ 38,706              $ 34,403
12/31/1999                  $ 28,117               $ 40,982              $ 34,569
 1/31/2000                  $ 25,883               $ 38,923              $ 33,442
 2/29/2000                  $ 24,323               $ 38,187              $ 30,958
 3/31/2000                  $ 27,522               $ 41,922              $ 34,735
 4/30/2000                  $ 27,676               $ 40,661              $ 34,332
 5/31/2000                  $ 28,698               $ 39,827              $ 34,694
 6/30/2000                  $ 27,336               $ 40,808              $ 33,109
 7/31/2000                  $ 27,414               $ 40,171              $ 33,523
 8/31/2000                  $ 29,270               $ 42,665              $ 35,388
 9/30/2000                  $ 29,243               $ 40,412              $ 35,714
10/31/2000                  $ 29,999               $ 40,241              $ 36,593
11/30/2000                  $ 28,643               $ 37,069              $ 35,235
12/31/2000                  $ 30,712               $ 37,250              $ 37,000
 1/31/2001                  $ 31,366               $ 38,572              $ 37,141
 2/28/2001                  $ 31,366               $ 35,055              $ 36,108
 3/31/2001                  $ 30,336               $ 32,834              $ 34,834
 4/30/2001                  $ 31,872               $ 35,386              $ 36,541
 5/31/2001                  $ 32,844               $ 35,623              $ 37,363
 6/30/2001                  $ 31,689               $ 34,756              $ 36,533
 7/31/2001                  $ 31,485               $ 34,414              $ 36,457
 8/31/2001                  $ 30,625               $ 32,259              $ 34,995
 9/30/2001                  $ 28,254               $ 29,654              $ 32,531
10/31/2001                  $ 28,458               $ 30,220              $ 32,251
11/30/2001                  $ 30,295               $ 32,538              $ 34,125
12/31/2001                  $ 31,201               $ 32,823              $ 34,929
 1/31/2002                  $ 30,736               $ 32,344              $ 34,659
 2/28/2002                  $ 30,992               $ 31,721              $ 34,715
 3/31/2002                  $ 31,996               $ 32,914              $ 36,357
 4/30/2002                  $ 31,039               $ 30,918              $ 35,110
 5/31/2002                  $ 30,667               $ 30,690              $ 35,285
 6/30/2002                  $ 28,716               $ 28,504              $ 33,260
 7/31/2002                  $ 26,287               $ 26,282              $ 30,167
 8/31/2002                  $ 26,054               $ 26,455              $ 30,396
 9/30/2002                  $ 23,203               $ 23,580              $ 27,016
10/31/2002                  $ 24,674               $ 25,655              $ 29,018


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE STRATEGIC VALUE FUND ADVISOR CLASS SHARES,
            THE S&P 500 INDEX(1) AND THE RUSSELL 1000 VALUE INDEX(1)
                      FROM INCEPTION (5/15/95). (UNAUDITED)



            CREDIT SUISSE STRATEGIC
            VALUE FUND ADVISOR        S&P 500                RUSSELL 1000 VALUE
            CLASS -- $14,314          INDEX(1) -- $19,466    INDEX(1) -- $20,983


 5/15/1995                 $ 10,000              $ 10,000               $ 10,000
 5/31/1995                 $ 10,034              $ 10,395               $ 10,421
 6/30/1995                 $ 10,199              $ 10,640               $ 10,562
 7/31/1995                 $ 10,705              $ 10,994               $ 10,930
 8/31/1995                 $ 11,049              $ 11,024               $ 11,084
 9/30/1995                 $ 10,906              $ 11,487               $ 11,485
10/31/1995                 $ 10,458              $ 11,447               $ 11,371
11/30/1995                 $ 11,130              $ 11,951               $ 11,947
12/31/1995                 $ 10,972              $ 12,172               $ 12,247
 1/31/1996                 $ 11,649              $ 12,590               $ 12,629
 2/29/1996                 $ 11,571              $ 12,711               $ 12,724
 3/31/1996                 $ 11,654              $ 12,833               $ 12,941
 4/30/1996                 $ 11,833              $ 13,022               $ 12,990
 5/31/1996                 $ 11,911              $ 13,358               $ 13,153
 6/30/1996                 $ 11,051              $ 13,412               $ 13,163
 7/31/1996                 $ 10,217              $ 12,815               $ 12,666
 8/31/1996                 $ 10,616              $ 13,087               $ 13,028
 9/30/1996                 $ 10,468              $ 13,823               $ 13,546
10/31/1996                 $ 10,561              $ 14,201               $ 14,070
11/30/1996                 $ 11,196              $ 15,279               $ 15,090
12/31/1996                 $ 10,797              $ 14,980               $ 14,897
 1/31/1997                 $ 11,246              $ 15,910               $ 15,620
 2/28/1997                 $ 11,410              $ 16,037               $ 15,849
 3/31/1997                 $ 10,975              $ 15,370               $ 15,279
 4/30/1997                 $ 11,325              $ 16,287               $ 15,921
 5/31/1997                 $ 12,110              $ 17,287               $ 16,810
 6/30/1997                 $ 12,551              $ 18,047               $ 17,532
 7/31/1997                 $ 13,533              $ 19,481               $ 18,850
 8/31/1997                 $ 13,203              $ 18,401               $ 18,179
 9/30/1997                 $ 13,891              $ 19,405               $ 19,278
10/31/1997                 $ 13,310              $ 18,766               $ 18,739
11/30/1997                 $ 13,654              $ 19,627               $ 19,567
12/31/1997                 $ 14,017              $ 19,958               $ 20,139
 1/31/1998                 $ 14,102              $ 20,184               $ 19,854
 2/28/1998                 $ 15,046              $ 21,635               $ 21,190
 3/31/1998                 $ 15,633              $ 22,745               $ 22,486
 4/30/1998                 $ 15,709              $ 22,981               $ 22,637
 5/31/1998                 $ 15,650              $ 22,581               $ 22,301
 6/30/1998                 $ 15,792              $ 23,499               $ 22,587
 7/31/1998                 $ 15,374              $ 23,249               $ 22,188
 8/31/1998                 $ 13,099              $ 19,893               $ 18,886
 9/30/1998                 $ 13,504              $ 21,181               $ 19,971
10/31/1998                 $ 14,468              $ 22,895               $ 21,518
11/30/1998                 $ 15,321              $ 24,284               $ 22,521
12/31/1998                 $ 15,731              $ 25,697               $ 23,287
 1/31/1999                 $ 15,810              $ 26,754               $ 23,473
 2/28/1999                 $ 15,405              $ 25,923               $ 23,141
 3/31/1999                 $ 15,546              $ 26,965               $ 23,620
 4/30/1999                 $ 17,323              $ 27,991               $ 25,826
 5/31/1999                 $ 17,526              $ 27,344               $ 25,542
 6/30/1999                 $ 18,078              $ 28,839               $ 26,284
 7/31/1999                 $ 17,444              $ 27,960               $ 25,514
 8/31/1999                 $ 17,084              $ 27,830               $ 24,568
 9/30/1999                 $ 16,587              $ 27,060               $ 23,709
10/31/1999                 $ 16,667              $ 28,780               $ 25,074
11/30/1999                 $ 16,570              $ 29,368               $ 24,877
12/31/1999                 $ 16,541              $ 31,095               $ 24,997
 1/31/2000                 $ 15,215              $ 29,533               $ 24,182
 2/29/2000                 $ 14,297              $ 28,974               $ 22,386
 3/31/2000                 $ 16,171              $ 31,809               $ 25,117
 4/30/2000                 $ 16,261              $ 30,852               $ 24,826
 5/31/2000                 $ 16,850              $ 30,218               $ 25,087
 6/30/2000                 $ 16,040              $ 30,963               $ 23,941
 7/31/2000                 $ 16,085              $ 30,479               $ 24,241
 8/31/2000                 $ 17,163              $ 32,372               $ 25,590
 9/30/2000                 $ 17,146              $ 30,663               $ 25,825
10/31/2000                 $ 17,577              $ 30,533               $ 26,460
11/30/2000                 $ 16,772              $ 28,126               $ 25,479
12/31/2000                 $ 17,984              $ 28,264               $ 26,755
 1/31/2001                 $ 18,353              $ 29,266               $ 26,857
 2/28/2001                 $ 18,353              $ 26,598               $ 26,110
 3/31/2001                 $ 17,743              $ 24,913               $ 25,188
 4/30/2001                 $ 18,627              $ 26,849               $ 26,423
 5/31/2001                 $ 19,182              $ 27,029               $ 27,017
 6/30/2001                 $ 18,511              $ 26,371               $ 26,417
 7/31/2001                 $ 18,379              $ 26,111               $ 26,362
 8/31/2001                 $ 17,863              $ 24,477               $ 25,305
 9/30/2001                 $ 16,482              $ 22,500               $ 23,523
10/31/2001                 $ 16,588              $ 22,929               $ 23,321
11/30/2001                 $ 17,659              $ 24,688               $ 24,676
12/31/2001                 $ 18,181              $ 24,905               $ 25,257
 1/31/2002                 $ 17,897              $ 24,541               $ 25,062
 2/28/2002                 $ 18,046              $ 24,068               $ 25,102
 3/31/2002                 $ 18,629              $ 24,973               $ 26,290
 4/30/2002                 $ 18,046              $ 23,459               $ 25,388
 5/31/2002                 $ 17,829              $ 23,286               $ 25,515
 6/30/2002                 $ 16,690              $ 21,627               $ 24,050
 7/31/2002                 $ 15,278              $ 19,941               $ 21,814
 8/31/2002                 $ 15,128              $ 20,072               $ 21,980
 9/30/2002                 $ 13,473              $ 17,891               $ 19,535
10/31/2002                 $ 14,314              $ 19,466               $ 20,983



[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE STRATEGIC VALUE FUND CLASS A, B, AND C SHARES(2),
            THE S&P 500 INDEX(1) AND THE RUSSELL 1000 VALUE INDEX(1)
                     FROM INCEPTION (11/30/01). (UNAUDITED)



             CREDIT SUISSE STRATEGIC   CREDIT SUISSE STRATEGIC   CREDIT SUISSE
             VALUE FUND                VALUE FUND                STRATEGIC VALUE FUND   S&P 500             RUSSELL 1000 VALUE
             CLASS A(2) -- $7,654      CLASS B(2) -- $7,766      CLASS C(2) -- $7,990   INDEX(1) -- $7,885  INDEX(1) -- $8,503


11/30/2001                   $ 9,425                  $ 10,000               $ 10,000             $ 10,000            $ 10,000
12/31/2001                   $ 9,711                  $ 10,296               $ 10,297             $ 10,088            $ 10,236
 1/31/2002                   $ 9,559                  $ 10,133               $ 10,128             $  9,940            $ 10,157
 2/28/2002                   $ 9,638                  $ 10,209               $ 10,214             $  9,749            $ 10,173
 3/31/2002                   $ 9,947                  $ 10,530               $ 10,537             $ 10,115            $ 10,654
 4/30/2002                   $ 9,643                  $ 10,199               $ 10,104             $  9,502            $ 10,289
 5/31/2002                   $ 9,527                  $ 10,076               $  9,975             $  9,432            $ 10,340
 6/30/2002                   $ 8,921                  $  9,423               $  9,335             $  8,760            $  9,747
 7/31/2002                   $ 8,166                  $  8,623               $  8,536             $  8,077            $  8,840
 8/31/2002                   $ 8,085                  $  8,531               $  8,453             $  8,130            $  8,907
 9/30/2002                   $ 7,197                  $  7,594               $  7,525             $  7,247            $  7,917
10/31/2002                   $ 7,654                  $  7,766               $  7,990             $  7,885            $  8,503


Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002



                                                                    SINCE
                                 1 YEAR    5 YEAR    10 YEAR      INCEPTION
                                 ------    ------    -------      ---------

Common                          (17.87%)   (0.16%)    8.78%        9.26%
Advisor                         (18.26%)   (0.61%)      --         4.12%
Class A Without
     Sales Charge                   --        --        --       (28.03%)(3)
Class A With Maximum
     Sales Charge                   --        --        --       (23.61%)(3)
Class B Without CDSC                --        --        --       (26.96%)(3)
Class B With CDSC                   --        --        --       (24.00%)(3)
Class C Without CDSC                --        --        --       (24.74%)(3)
Class C With CDSC                   --        --        --       (24.00%)(3)

                  AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002



                                                                    SINCE
                                 1 YEAR    5 YEAR    10 YEAR      INCEPTION
                                 ------    ------    -------      ---------

Common                          (13.29%)    1.95%     9.45%        9.68%
Advisor                         (13.71%)    1.47%       --         4.92%
Class A Without
     Sales Charge                   --        --        --       (18.76%)(3)
Class A With Maximum
     Sales Charge                   --        --        --       (23.46%)(3)
Class B Without CDSC                --        --        --       (19.23%)(3)
Class B With CDSC                   --        --        --       (22.38%)(3)
Class C Without CDSC                --        --        --       (19.31%)(3)
Class C With CDSC                   --        --        --       (20.10%)(3)


----------
(1) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -23.46%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -22.38%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -20.10%.
(3)  Returns for periods of less than one year are not annualized.

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class Shares of Credit Suisse Small Cap Value Fund(1) (the "Fund") had a gain of 0.61%, vs. losses of 11.56% and 2.52%, respectively, for the Russell 2000 Index(2) and the Russell 2000 Value Index.(2) The Fund's Class A Shares, Class B Shares and Class C Shares had returns of 0.71%, -0.08% and -0.07%, respectively, for the same period.(3)

   The period was a very poor one for stocks in general. Markets actually rose over the first part of the period, rebounding from their post-September 11th plunge amid historically low interest rates and signs of economic recovery. However, a confluence of negative developments sent equities spiraling downward into early October 2002. Certain highly visible U.S. corporations were revealed to have accounting problems, in some cases involving outright fraud. Meanwhile, the economic data began to indicate that expectations of recovery had been too optimistic. The looming prospects for a U.S.-led war on Iraq added to the uncertainty. Investors fled risk in all forms, preferring the liquidity and stability of cash-like investments and high-quality bonds. Small-cap and value stocks outperformed their larger-cap and growth-oriented counterparts for the period. One factor aiding the small-cap group was its perceived lack of large-company-type accounting problems.

   Against this backdrop, the Fund had a slight gain and outperformed its benchmarks. Stocks that helped the Fund's relative return included its consumer, health-care, energy and financial-services holdings. Factors that hindered the Fund included its overweighting in the producer durables sector, which underperformed the broader small-cap-value market.

   Despite the positive October for equities, we remain of the view that the market is undervalued and have a fair amount of upside potential when risk concerns begin to fade. We base this opinion on our dividend discount model -- which we anchor to fairly conservative assumptions. That said, it could take some time for risk levels to normalize, given the still-uncertain state of the economy and the possibility of a U.S.-led war on Iraq. The threat and reality of terrorism also could keep risk thresholds high.

   From the sector perspective, we view technology and telecommunications stocks as being generally expensive, and plan to limit our exposure in these areas over the intermediate term. Our favored companies at present include a number of "old economy" names within the industrial, specialty-retail, energy and health-care sectors. We also view certain financial-services stocks as attractive but remain quite selective in this area.

Sincerely yours,

The Credit Suisse Value Team

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE SMALL CAP VALUE FUND(1) COMMON CLASS SHARES,
          THE RUSSELL 2000 INDEX(2) AND THE RUSSELL 2000 VALUE INDEX(2)
                      FROM INCEPTION (8/01/00). (UNAUDITED)



            CREDIT SUISSE SMALL CAP
            VALUE FUND(1)             RUSSELL 2000         RUSSELL 2000 VALUE
            COMMON CLASS -- $11,666   INDEX(2) -- $7,706   INDEX(2) -- $10,973


  8/1/2000                 $ 10,000             $ 10,000              $ 10,000
 8/31/2000                 $ 10,510             $ 10,763              $ 10,447
 9/30/2000                 $ 10,482             $ 10,447              $ 10,388
10/31/2000                 $ 10,562             $  9,981              $ 10,351
11/30/2000                 $ 10,308             $  8,956              $ 10,140
12/31/2000                 $ 11,546             $  9,725              $ 11,230
 1/31/2001                 $ 11,661             $ 10,232              $ 11,540
 2/28/2001                 $ 11,403             $  9,560              $ 11,524
 3/31/2001                 $ 11,298             $  9,093              $ 11,339
 4/30/2001                 $ 11,953             $  9,804              $ 11,864
 5/31/2001                 $ 12,300             $ 10,045              $ 12,169
 6/30/2001                 $ 12,581             $ 10,392              $ 12,658
 7/31/2001                 $ 12,394             $  9,830              $ 12,375
 8/31/2001                 $ 12,317             $  9,512              $ 12,331
 9/30/2001                 $ 11,172             $  8,232              $ 10,970
10/31/2001                 $ 11,596             $  8,713              $ 11,256
11/30/2001                 $ 12,119             $  9,388              $ 12,066
12/31/2001                 $ 12,842             $  9,967              $ 12,805
 1/31/2002                 $ 12,980             $  9,864              $ 12,974
 2/28/2002                 $ 13,345             $  9,593              $ 13,054
 3/31/2002                 $ 14,136             $ 10,365              $ 14,031
 4/30/2002                 $ 14,451             $ 10,459              $ 14,525
 5/31/2002                 $ 13,934             $  9,995              $ 14,044
 6/30/2002                 $ 13,418             $  9,499              $ 13,734
 7/31/2002                 $ 12,048             $  8,065              $ 11,693
 8/31/2002                 $ 12,395             $  8,044              $ 11,642
 9/30/2002                 $ 11,427             $  7,467              $ 10,810
10/31/2002                 $ 11,666             $  7,706              $ 10,973


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS A SHARES(3), THE RUSSELL 2000
     INDEX(2) AND THE RUSSELL 2000 VALUE INDEX(2) FOR TEN YEARS. (UNAUDITED)



             CREDIT SUISSE SMALL
             CAP VALUE FUND(1)         RUSSELL 2000           RUSSELL 2000 VALUE
             CLASS A(3) -- $27,668     INDEX(2) -- $21,622    INDEX(2) -- $29,995


10/31/1992                $  9,425                $ 10,000               $ 10,000
11/30/1992                $  9,815                $ 10,766               $ 10,619
12/31/1992                $  9,986                $ 11,140               $ 11,059
 1/31/1993                $ 10,242                $ 11,517               $ 11,646
 2/28/1993                $ 10,205                $ 11,251               $ 11,692
 3/31/1993                $ 10,373                $ 11,616               $ 12,136
 4/30/1993                $ 10,153                $ 11,296               $ 11,844
 5/31/1993                $ 10,490                $ 11,796               $ 12,217
 6/30/1993                $ 10,614                $ 11,869               $ 12,332
 7/31/1993                $ 10,615                $ 12,033               $ 12,544
 8/31/1993                $ 11,089                $ 12,553               $ 13,034
 9/30/1993                $ 11,504                $ 12,907               $ 13,346
10/31/1993                $ 11,752                $ 13,240               $ 13,652
11/30/1993                $ 11,606                $ 12,808               $ 13,305
12/31/1993                $ 12,104                $ 13,246               $ 13,696
 1/31/1994                $ 12,481                $ 13,661               $ 14,184
 2/28/1994                $ 12,677                $ 13,611               $ 14,142
 3/31/1994                $ 12,158                $ 12,894               $ 13,509
 4/30/1994                $ 12,159                $ 12,971               $ 13,642
 5/31/1994                $ 12,065                $ 12,825               $ 13,623
 6/30/1994                $ 11,924                $ 12,392               $ 13,269
 7/31/1994                $ 12,175                $ 12,596               $ 13,514
 8/31/1994                $ 12,496                $ 13,298               $ 14,046
 9/30/1994                $ 12,402                $ 13,252               $ 13,896
10/31/1994                $ 12,238                $ 13,199               $ 13,642
11/30/1994                $ 11,706                $ 12,666               $ 13,091
12/31/1994                $ 11,960                $ 13,005               $ 13,484
 1/31/1995                $ 11,862                $ 12,840               $ 13,419
 2/28/1995                $ 12,345                $ 13,375               $ 13,915
 3/31/1995                $ 12,541                $ 13,604               $ 13,983
 4/30/1995                $ 12,844                $ 13,906               $ 14,399
 5/31/1995                $ 13,000                $ 14,145               $ 14,708
 6/30/1995                $ 13,237                $ 14,879               $ 15,210
 7/31/1995                $ 13,753                $ 15,736               $ 15,765
 8/31/1995                $ 13,876                $ 16,062               $ 16,234
 9/30/1995                $ 14,088                $ 16,349               $ 16,476
10/31/1995                $ 13,597                $ 15,618               $ 15,818
11/30/1995                $ 14,191                $ 16,274               $ 16,447
12/31/1995                $ 14,373                $ 16,703               $ 16,956
 1/31/1996                $ 14,146                $ 16,685               $ 17,069
 2/29/1996                $ 14,541                $ 17,205               $ 17,336
 3/31/1996                $ 14,936                $ 17,555               $ 17,700
 4/30/1996                $ 15,113                $ 18,494               $ 18,183
 5/31/1996                $ 15,541                $ 19,223               $ 18,643
 6/30/1996                $ 15,230                $ 18,434               $ 18,423
 7/31/1996                $ 14,129                $ 16,824               $ 17,444
 8/31/1996                $ 14,886                $ 17,800               $ 18,201
 9/30/1996                $ 15,424                $ 18,496               $ 18,697
10/31/1996                $ 15,474                $ 18,211               $ 18,914
11/30/1996                $ 16,012                $ 18,961               $ 19,932
12/31/1996                $ 16,469                $ 19,458               $ 20,579
 1/31/1997                $ 16,565                $ 19,847               $ 20,895
 2/28/1997                $ 16,635                $ 19,366               $ 21,094
 3/31/1997                $ 16,284                $ 18,452               $ 20,528
 4/30/1997                $ 16,328                $ 18,503               $ 20,830
 5/31/1997                $ 17,830                $ 20,562               $ 22,488
 6/30/1997                $ 18,646                $ 21,443               $ 23,626
 7/31/1997                $ 19,718                $ 22,441               $ 24,618
 8/31/1997                $ 20,078                $ 22,954               $ 25,009
 9/30/1997                $ 21,149                $ 24,634               $ 26,672
10/31/1997                $ 20,499                $ 23,552               $ 25,946
11/30/1997                $ 20,724                $ 23,400               $ 26,231
12/31/1997                $ 20,774                $ 23,809               $ 27,120
 1/31/1998                $ 20,607                $ 23,433               $ 26,629
 2/28/1998                $ 22,060                $ 25,166               $ 28,239
 3/31/1998                $ 22,815                $ 26,204               $ 29,385
 4/30/1998                $ 22,712                $ 26,349               $ 29,530
 5/31/1998                $ 21,771                $ 24,930               $ 28,484
 6/30/1998                $ 21,091                $ 24,982               $ 28,323
 7/31/1998                $ 19,573                $ 22,960               $ 26,105
 8/31/1998                $ 16,610                $ 18,501               $ 22,017
 9/30/1998                $ 17,262                $ 19,950               $ 23,260
10/31/1998                $ 18,203                $ 20,764               $ 23,950
11/30/1998                $ 18,906                $ 21,852               $ 24,599
12/31/1998                $ 19,816                $ 23,204               $ 25,370
 1/31/1999                $ 18,534                $ 23,513               $ 24,794
 2/28/1999                $ 17,431                $ 21,608               $ 23,102
 3/31/1999                $ 17,524                $ 21,946               $ 22,911
 4/30/1999                $ 19,096                $ 23,912               $ 25,003
 5/31/1999                $ 19,442                $ 24,261               $ 25,771
 6/30/1999                $ 20,312                $ 25,358               $ 26,704
 7/31/1999                $ 20,331                $ 24,663               $ 26,071
 8/31/1999                $ 19,582                $ 23,750               $ 25,118
 9/30/1999                $ 19,125                $ 23,755               $ 24,616
10/31/1999                $ 19,201                $ 23,851               $ 24,123
11/30/1999                $ 19,778                $ 25,275               $ 24,248
12/31/1999                $ 20,109                $ 28,137               $ 24,993
 1/31/2000                $ 18,927                $ 27,684               $ 24,339
 2/29/2000                $ 19,736                $ 32,255               $ 25,827
 3/31/2000                $ 21,654                $ 30,129               $ 25,948
 4/30/2000                $ 21,219                $ 28,315               $ 26,102
 5/31/2000                $ 21,177                $ 26,665               $ 25,703
 6/30/2000                $ 21,790                $ 28,989               $ 26,454
 7/31/2000                $ 22,133                $ 28,057               $ 27,336
 8/31/2000                $ 23,254                $ 30,197               $ 28,558
 9/30/2000                $ 23,191                $ 29,309               $ 28,396
10/31/2000                $ 23,369                $ 28,002               $ 28,295
11/30/2000                $ 22,808                $ 25,126               $ 27,719
12/31/2000                $ 25,552                $ 27,285               $ 30,698
 1/31/2001                $ 25,796                $ 28,706               $ 31,545
 2/28/2001                $ 25,225                $ 26,823               $ 31,501
 3/31/2001                $ 25,007                $ 25,512               $ 30,996
 4/30/2001                $ 26,453                $ 27,507               $ 32,431
 5/31/2001                $ 27,208                $ 28,183               $ 33,265
 6/30/2001                $ 27,830                $ 29,155               $ 34,602
 7/31/2001                $ 27,416                $ 27,578               $ 33,827
 8/31/2001                $ 27,248                $ 26,687               $ 33,708
 9/30/2001                $ 24,707                $ 23,095               $ 29,987
10/31/2001                $ 25,644                $ 24,447               $ 30,770
11/30/2001                $ 26,799                $ 26,339               $ 32,983
12/31/2001                $ 28,406                $ 27,965               $ 35,002
 1/31/2002                $ 28,711                $ 27,674               $ 35,467
 2/28/2002                $ 31,635                $ 26,916               $ 35,683
 3/31/2002                $ 33,492                $ 29,080               $ 38,356
 4/30/2002                $ 34,249                $ 29,344               $ 39,706
 5/31/2002                $ 33,017                $ 28,041               $ 38,392
 6/30/2002                $ 31,814                $ 26,650               $ 37,543
 7/31/2002                $ 28,577                $ 22,626               $ 31,964
 8/31/2002                $ 29,394                $ 22,570               $ 31,824
 9/30/2002                $ 27,104                $ 20,949               $ 29,551
10/31/2002                $ 27,668                $ 21,622               $ 29,995



[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS B SHARES(3),(4),
     THE RUSSELL 2000 INDEX(2),(4) AND THE RUSSELL 2000 VALUE INDEX(2),(4).
                                   (UNAUDITED)



                CREDIT SUISSE SMALL
                CAP VALUE FUND(1)             RUSSELL 2000               RUSSELL 2000 VALUE
                CLASS B(3),(4) -- $16,900     INDEX(2),(4) -- $12,567    INDEX(2),(4) -- $17,302


      3/96(4)                    $ 10,000                    $ 10,000                   $ 10,000
 3/31/1996                       $ 10,266                    $ 10,204                   $ 10,210
 4/30/1996                       $ 10,382                    $ 10,749                   $ 10,488
 5/31/1996                       $ 10,677                    $ 11,173                   $ 10,754
 6/30/1996                       $ 10,457                    $ 10,714                   $ 10,627
 7/31/1996                       $  9,694                    $  9,778                   $ 10,062
 8/31/1996                       $ 10,207                    $ 10,346                   $ 10,499
 9/30/1996                       $ 10,573                    $ 10,750                   $ 10,785
10/31/1996                       $ 10,600                    $ 10,585                   $ 10,910
11/30/1996                       $ 10,960                    $ 11,021                   $ 11,497
12/31/1996                       $ 11,273                    $ 11,310                   $ 11,871
 1/31/1997                       $ 11,327                    $ 11,535                   $ 12,053
 2/28/1997                       $ 11,376                    $ 11,256                   $ 12,168
 3/31/1997                       $ 11,129                    $ 10,725                   $ 11,841
 4/30/1997                       $ 11,147                    $ 10,755                   $ 12,015
 5/31/1997                       $ 12,167                    $ 11,951                   $ 12,972
 6/30/1997                       $ 12,722                    $ 12,463                   $ 13,628
 7/31/1997                       $ 13,439                    $ 13,043                   $ 14,200
 8/31/1997                       $ 13,676                    $ 13,341                   $ 14,426
 9/30/1997                       $ 14,399                    $ 14,318                   $ 15,385
10/31/1997                       $ 13,947                    $ 13,689                   $ 14,967
11/30/1997                       $ 14,089                    $ 13,600                   $ 15,131
12/31/1997                       $ 14,114                    $ 13,838                   $ 15,644
 1/31/1998                       $ 13,993                    $ 13,620                   $ 15,361
 2/28/1998                       $ 14,975                    $ 14,627                   $ 16,289
 3/31/1998                       $ 15,474                    $ 15,230                   $ 16,950
 4/30/1998                       $ 15,397                    $ 15,315                   $ 17,034
 5/31/1998                       $ 14,745                    $ 14,490                   $ 16,431
 6/30/1998                       $ 14,285                    $ 14,520                   $ 16,338
 7/31/1998                       $ 13,245                    $ 13,345                   $ 15,058
 8/31/1998                       $ 11,235                    $ 10,753                   $ 12,700
 9/30/1998                       $ 11,667                    $ 11,595                   $ 13,417
10/31/1998                       $ 12,274                    $ 12,068                   $ 13,815
11/30/1998                       $ 12,743                    $ 12,701                   $ 14,189
12/31/1998                       $ 13,349                    $ 13,487                   $ 14,634
 1/31/1999                       $ 12,480                    $ 13,666                   $ 14,302
 2/28/1999                       $ 11,727                    $ 12,559                   $ 13,326
 3/31/1999                       $ 11,784                    $ 12,755                   $ 13,216
 4/30/1999                       $ 12,832                    $ 13,898                   $ 14,422
 5/31/1999                       $ 13,061                    $ 14,101                   $ 14,866
 6/30/1999                       $ 13,635                    $ 14,739                   $ 15,404
 7/31/1999                       $ 13,635                    $ 14,334                   $ 15,038
 8/31/1999                       $ 13,130                    $ 13,804                   $ 14,489
 9/30/1999                       $ 12,811                    $ 13,807                   $ 14,199
10/31/1999                       $ 12,855                    $ 13,863                   $ 13,915
11/30/1999                       $ 13,230                    $ 14,691                   $ 13,987
12/31/1999                       $ 13,442                    $ 16,354                   $ 14,417
 1/31/2000                       $ 12,650                    $ 16,090                   $ 14,040
 2/29/2000                       $ 13,180                    $ 18,747                   $ 14,898
 3/31/2000                       $ 14,453                    $ 17,511                   $ 14,968
 4/30/2000                       $ 14,157                    $ 16,457                   $ 15,056
 5/31/2000                       $ 14,122                    $ 15,498                   $ 14,827
 6/30/2000                       $ 14,518                    $ 16,849                   $ 15,260
 7/31/2000                       $ 14,738                    $ 16,307                   $ 15,768
 8/31/2000                       $ 15,473                    $ 17,551                   $ 16,473
 9/30/2000                       $ 15,423                    $ 17,035                   $ 16,380
10/31/2000                       $ 15,530                    $ 16,275                   $ 16,322
11/30/2000                       $ 15,146                    $ 14,604                   $ 15,989
12/31/2000                       $ 16,952                    $ 15,858                   $ 17,707
 1/31/2001                       $ 17,109                    $ 16,685                   $ 18,196
 2/28/2001                       $ 16,726                    $ 15,590                   $ 18,171
 3/31/2001                       $ 16,561                    $ 14,828                   $ 17,880
 4/30/2001                       $ 17,518                    $ 15,987                   $ 18,707
 5/31/2001                       $ 18,008                    $ 16,381                   $ 19,188
 6/30/2001                       $ 18,408                    $ 16,946                   $ 19,960
 7/31/2001                       $ 18,117                    $ 16,029                   $ 19,512
 8/31/2001                       $ 17,992                    $ 15,511                   $ 19,444
 9/30/2001                       $ 16,312                    $ 13,423                   $ 17,298
10/31/2001                       $ 16,910                    $ 14,209                   $ 17,749
11/30/2001                       $ 17,668                    $ 15,309                   $ 19,026
12/31/2001                       $ 18,717                    $ 16,254                   $ 20,190
 1/31/2002                       $ 18,899                    $ 16,085                   $ 20,458
 2/28/2002                       $ 19,422                    $ 15,644                   $ 20,583
 3/31/2002                       $ 20,557                    $ 16,902                   $ 22,125
 4/30/2002                       $ 21,005                    $ 17,055                   $ 22,904
 5/31/2002                       $ 20,242                    $ 16,298                   $ 22,146
 6/30/2002                       $ 19,489                    $ 15,490                   $ 21,656
 7/31/2002                       $ 17,490                    $ 13,151                   $ 18,438
 8/31/2002                       $ 17,976                    $ 13,118                   $ 18,357
 9/30/2002                       $ 16,567                    $ 12,176                   $ 17,046
10/31/2002                       $ 16,900                    $ 12,567                   $ 17,302


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
  CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS C SHARES(3),(5), THE RUSSELL 2000
        INDEX(2),(5) AND THE RUSSELL 2000 VALUE INDEX(2),(5). (UNAUDITED)



                CREDIT SUISSE SMALL
                CAP VALUE FUND(1)            RUSSELL 2000             RUSSELL 2000 VALUE
                CLASS C(3),(5) -- $12,812    INDEX(2),(5) -- $6,703   INDEX(2),(5) -- $11,614


      3/00(5)                    $ 10,000                  $ 10,000                  $ 10,000
 3/31/2000                       $ 10,960                  $  9,341                  $ 10,047
 4/30/2000                       $ 10,730                  $  8,778                  $ 10,106
 5/31/2000                       $ 10,703                  $  8,267                  $  9,952
 6/30/2000                       $ 11,003                  $  8,987                  $ 10,243
 7/31/2000                       $ 11,170                  $  8,698                  $ 10,584
 8/31/2000                       $ 11,728                  $  9,362                  $ 11,057
 9/30/2000                       $ 11,690                  $  9,087                  $ 10,995
10/31/2000                       $ 11,771                  $  8,681                  $ 10,956
11/30/2000                       $ 11,479                  $  7,790                  $ 10,733
12/31/2000                       $ 12,853                  $  8,459                  $ 11,886
 1/31/2001                       $ 12,973                  $  8,900                  $ 12,214
 2/28/2001                       $ 12,676                  $  8,316                  $ 12,197
 3/31/2001                       $ 12,556                  $  7,909                  $ 12,001
 4/30/2001                       $ 13,276                  $  8,528                  $ 12,557
 5/31/2001                       $ 13,649                  $  8,738                  $ 12,880
 6/30/2001                       $ 13,953                  $  9,039                  $ 13,398
 7/31/2001                       $ 13,732                  $  8,550                  $ 13,098
 8/31/2001                       $ 13,637                  $  8,274                  $ 13,052
 9/30/2001                       $ 12,360                  $  7,160                  $ 11,611
10/31/2001                       $ 12,821                  $  7,579                  $ 11,914
11/30/2001                       $ 13,391                  $  8,166                  $ 12,771
12/31/2001                       $ 14,188                  $  8,670                  $ 13,553
 1/31/2002                       $ 14,326                  $  8,580                  $ 13,732
 2/28/2002                       $ 14,724                  $  8,345                  $ 13,816
 3/31/2002                       $ 15,585                  $  9,015                  $ 14,851
 4/30/2002                       $ 15,925                  $  9,097                  $ 15,374
 5/31/2002                       $ 15,345                  $  8,694                  $ 14,865
 6/30/2002                       $ 14,773                  $  8,262                  $ 14,536
 7/31/2002                       $ 13,259                  $  7,015                  $ 12,376
 8/31/2002                       $ 13,629                  $  6,997                  $ 12,322
 9/30/2002                       $ 12,558                  $  6,495                  $ 11,442
10/31/2002                       $ 12,812                  $  6,703                  $ 11,614


Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)



                                                                SINCE
                               1 YEAR    5 YEAR    10 YEAR    INCEPTION
                               ------    ------    -------    ---------

Common                          2.29%       --        --        6.35%
Class A Without
     Sales Charge               2.39%     3.63%    10.03%      12.79%
Class A With Maximum
     Sales Charge              (3.50%)    2.41%    10.68%      12.61%
Class B Without CDSC            1.55%     2.85%       --        7.85%
Class B With CDSC              (2.00%)    2.85%       --        7.85%
Class C Without CDSC            1.61%       --        --       10.33%
Class C With CDSC               0.72%       --        --       10.33%


                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)



                                                                SINCE
                               1 YEAR    5 YEAR   10 YEAR     INCEPTION
                               ------    ------   -------     ---------

Common                          0.61%       --        --        7.08%
Class A Without
     Sales Charge               0.71%     4.71%    10.71%      12.82%
Class A With Maximum
     Sales Charge              (5.10%)    3.48%    10.06%      12.64%
Class B Without CDSC           (0.08%)    3.92%       --        8.07%
Class B With CDSC              (3.57%)    3.92%       --        8.07%
Class C Without CDSC           (0.07%)      --        --       10.81%
Class C With CDSC              (0.95%)      --        --       10.81%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, that represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks which includes reinvestment of dividends and is compiled by Frank Russell Company. The Russell 3000(R) Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000(R) Index do not include any sales charges, fees or other expenses. The Russell 2000(R) Value Index measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -5.10%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -3.57%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -0.95%.
(4) Performance for the benchmarks is not available for the period beginning February 28, 1996 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 1996.
(5) Performance for the benchmarks is not available for the period beginning February 28, 2000 (commencement of operations). For that reason, performance is shown for the period beginning March 1, 2000.

                       This page intentionally left blank



CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2002



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (93.9%)
AEROSPACE & DEFENSE (6.1%)
    General Dynamics Corp.                                                     49,700   $   3,932,761
    United Technologies Corp.                                                  83,700       5,161,779
                                                                                        -------------
                                                                                            9,094,540
                                                                                        -------------
BANKS (9.1%)
    Bank of America Corp.                                                      26,937       1,880,203
    Banknorth Group, Inc.                                                     157,600       3,651,592
    Charter One Financial, Inc.                                               105,000       3,179,400
    Washington Mutual, Inc.                                                   134,000       4,791,840
                                                                                        -------------
                                                                                           13,503,035
                                                                                        -------------
CHEMICALS (3.9%)
    Engelhard Corp.                                                           108,600       2,405,490
    Rohm & Haas Co.                                                           102,400       3,406,848
                                                                                        -------------
                                                                                            5,812,338
                                                                                        -------------
COMMERCIAL SERVICES & SUPPLIES (2.8%)
    Avery Dennison Corp.                                                       67,700       4,213,648
                                                                                        -------------
COMPUTERS & PERIPHERALS (1.1%)
    Hewlett-Packard Co.                                                       105,000       1,659,000
                                                                                        -------------
DIVERSIFIED FINANCIALS (8.9%)
    American Express Co.                                                       90,300       3,284,211
    Citigroup, Inc.                                                           131,333       4,852,754
    Freddie Mac                                                                54,300       3,343,794
    Morgan Stanley                                                             43,100       1,677,452
                                                                                        -------------
                                                                                           13,158,211
                                                                                        -------------
ELECTRIC UTILITIES (2.5%)
    Progress Energy, Inc.                                                      88,700       3,700,564
                                                                                        -------------
ELECTRICAL EQUIPMENT (1.7%)
    Emerson Electric Co.                                                       50,800       2,447,544
                                                                                        -------------
FOOD & DRUG RETAILING (2.6%)
    Sysco Corp.                                                               121,700       3,855,456
                                                                                        -------------
FOOD PRODUCTS (2.3%)
    General Mills, Inc.                                                        84,000       3,470,880
                                                                                        -------------
GAS UTILITIES (3.3%)
    National Fuel Gas Co.                                                     125,000       2,521,250
    WGL Holdings, Inc.                                                        100,800       2,331,504
                                                                                        -------------
                                                                                            4,852,754
                                                                                        -------------
HEALTHCARE PROVIDERS & SERVICES (2.6%)
    Cardinal Health, Inc.                                                      56,500       3,910,365
                                                                                        -------------
HOUSEHOLD PRODUCTS (3.3%)
    Kimberly-Clark Corp.                                                       94,200       4,851,300
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       18


                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (CONTINUED)
INDUSTRIAL CONGLOMERATES (3.5%)
    3M Co.                                                                     15,200   $   1,929,488
    General Electric Co.                                                       87,000       2,196,750
    Tyco International, Ltd.                                                   74,000       1,070,040
                                                                                        -------------
                                                                                            5,196,278
                                                                                        -------------
INSURANCE (6.8%)
    American International Group, Inc.                                         56,814       3,553,716
    Berkshire Hathaway, Inc. Class A*                                              55       4,080,450
    Hartford Financial Services Group, Inc.                                    62,900       2,484,550
                                                                                        -------------
                                                                                           10,118,716
                                                                                        -------------
IT CONSULTING & SERVICES (1.0%)
    Unisys Corp.*                                                             161,200       1,407,276
                                                                                        -------------
MEDIA (3.2%)
    Comcast Corp. Special Class A*                                             97,200       2,236,572
    Tribune Co.                                                                52,400       2,517,820
                                                                                        -------------
                                                                                            4,754,392
                                                                                        -------------
MULTILINE RETAIL (2.7%)
    Costco Wholesale Corp.*                                                    56,000       1,900,080
    Federated Department Stores, Inc.*                                         66,400       2,038,480
                                                                                        -------------
                                                                                            3,938,560
                                                                                        -------------
OIL & GAS (9.7%)
    Burlington Resources, Inc.                                                 60,500       2,492,600
    ChevronTexaco Corp.                                                        39,780       2,690,321
    ConocoPhillips                                                             79,000       3,831,500
    Devon Energy Corp.                                                         59,500       3,004,750
    Exxon Mobil Corp.                                                          67,700       2,278,782
                                                                                        -------------
                                                                                           14,297,953
                                                                                        -------------
PERSONAL PRODUCTS (1.8%)
    Avon Products, Inc.                                                        56,000       2,715,440
                                                                                        -------------
PHARMACEUTICALS (6.4%)
    Johnson & Johnson                                                          87,100       5,117,125
    Merck & Company, Inc.                                                      40,600       2,202,144
    Pfizer Inc.                                                                 7,025         223,184
    Pharmacia Corp.                                                            44,351       1,907,093
                                                                                        -------------
                                                                                            9,449,546
                                                                                        -------------
ROAD & RAIL (2.2%)
    Burlington Northern Santa Fe Corp.                                        128,300       3,301,159
                                                                                        -------------
SOFTWARE (2.5%)
    Microsoft Corp.*                                                           70,100       3,748,247
                                                                                        -------------
SPECIALTY RETAIL (2.0%)
    Home Depot, Inc.                                                          101,900       2,942,872
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       19



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (CONCLUDED)
TOBACCO (1.9%)
    Philip Morris Companies, Inc.                                              68,700   $   2,799,525
                                                                                        -------------

TOTAL COMMON STOCKS (Cost $115,181,218)                                                   139,199,599
                                                                                        -------------


                                                                             PAR
                                                                            (000)
                                                                        -------------

MORTGAGE-BACKED SECURITIES (0.0%)
GNMA (0.0%)
    Ginnie Mae Pool #002217X, 6.500%, 8/15/03
    (Cost $382)                                                         $           0**           407
                                                                                        -------------
SHORT-TERM INVESTMENT (6.0%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.750%, 11/01/02
    (Cost $8,866,000)                                                           8,866       8,866,000
                                                                                        -------------

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $124,047,600)                                    148,066,006

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                  144,313
                                                                                        -------------

NET ASSETS (100.0%)                                                                     $ 148,210,319
                                                                                        =============


 *  Non-income producing security.
**  Amount represents less than $1,000 par value.


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2002



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (93.7%)
AEROSPACE & DEFENSE (2.5%)
    United Technologies Corp.                                                  81,100   $   5,001,437
                                                                                        -------------
AIR FREIGHT & COURIERS (0.9%)
    United Parcel Service, Inc. Class B                                        30,000       1,800,300
                                                                                        -------------
AUTO COMPONENTS (3.3%)
    Johnson Controls, Inc.                                                     46,000       3,588,000
    Lear Corp.*                                                                85,900       3,139,645
                                                                                        -------------
                                                                                            6,727,645
                                                                                        -------------
BANKS (5.2%)
    Bank of America Corp.                                                      29,300       2,045,140
    Charter One Financial, Inc.                                               118,230       3,580,005
    Wells Fargo & Co.                                                          97,000       4,895,590
                                                                                        -------------
                                                                                           10,520,735
                                                                                        -------------
BEVERAGES (6.6%)
    Anheuser-Busch Companies, Inc.                                            107,100       5,650,596
    Pepsi Bottling Group, Inc.                                                 78,800       2,123,660
    PepsiCo, Inc.                                                             125,220       5,522,202
                                                                                        -------------
                                                                                           13,296,458
                                                                                        -------------
BUILDING PRODUCTS (3.6%)
    American Standard Companies, Inc.*                                        107,500       7,170,250
                                                                                        -------------
CHEMICALS (1.6%)
    Rohm & Haas Co.                                                            93,900       3,124,053
                                                                                        -------------
COMMERCIAL SERVICES & SUPPLIES (5.4%)
    Cendant Corp.*                                                            270,100       3,106,150
    Convergys Corp.*                                                          109,500       1,629,360
    H&R Block, Inc.                                                            73,800       3,275,244
    Pitney Bowes, Inc.                                                         87,200       2,925,560
                                                                                        -------------
                                                                                           10,936,314
                                                                                        -------------
COMPUTERS & PERIPHERALS (1.3%)
    Hewlett-Packard Co.                                                       169,120       2,672,096
                                                                                        -------------
DIVERSIFIED FINANCIALS (6.5%)
    Citigroup, Inc.                                                           130,700       4,829,365
    Fannie Mae                                                                 63,700       4,258,982
    Lehman Brothers Holdings, Inc.                                             74,100       3,947,307
                                                                                        -------------
                                                                                           13,035,654
                                                                                        -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
    BellSouth Corp.                                                            66,600       1,741,590
                                                                                        -------------
ELECTRIC UTILITIES (0.9%)
    Public Service Enterprise Group, Inc.                                      63,000       1,804,950
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       21



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------


COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
    Agilent Technologies, Inc.*                                               111,400   $   1,531,750
    Tektronix, Inc.*                                                          142,400       2,516,208
                                                                                        -------------
                                                                                            4,047,958
                                                                                        -------------
ENERGY EQUIPMENT & SERVICES (1.5%)
    Pride International, Inc.*                                                213,600       2,964,768
                                                                                        -------------
FOOD & DRUG RETAILING (1.1%)
    CVS Corp.                                                                  76,800       2,129,664
                                                                                        -------------
FOOD PRODUCTS (1.3%)
    General Mills, Inc.                                                        64,300       2,656,876
                                                                                        -------------
HOME PRODUCTS (1.0%)
    Kimberly-Clark Corp.                                                       40,600       2,090,900
                                                                                        -------------
INDUSTRIAL CONGLOMERATES (3.4%)
    3M Co.                                                                     40,400       5,128,376
    Tyco International, Ltd.                                                  119,800       1,732,308
                                                                                        -------------
                                                                                            6,860,684
                                                                                        -------------
INSURANCE (5.0%)
    American International Group, Inc.                                         44,235       2,766,899
    Hartford Financial Services Group, Inc.                                    48,800       1,927,600
    Jefferson-Pilot Corp.                                                      55,500       2,228,325
    St. Paul Companies, Inc.                                                   93,000       3,050,400
                                                                                        -------------
                                                                                            9,973,224
                                                                                        -------------
MACHINERY (10.1%)
    Eaton Corp.                                                                46,000       3,145,940
    Harsco Corp.                                                               75,000       1,923,750
    Ingersoll-Rand Co. Class A                                                118,900       4,637,100
    ITT Industries, Inc.                                                      128,600       8,356,428
    Navistar International Corp.*                                             100,000       2,242,000
                                                                                        -------------
                                                                                           20,305,218
                                                                                        -------------
MEDIA (5.3%)
    Comcast Corp. Special Class A*                                            105,000       2,416,050
    Knight-Ridder, Inc.                                                        60,500       3,640,890
    McGraw-Hill Companies, Inc.                                                34,700       2,238,150
    Viacom, Inc. Class B*                                                      54,300       2,422,323
                                                                                        -------------
                                                                                           10,717,413
                                                                                        -------------
METALS & MINING (2.0%)
    Alcoa, Inc.                                                               183,200       4,041,392
                                                                                        -------------
MULTILINE RETAIL (2.3%)
    Federated Department Stores, Inc.*                                        149,100       4,577,370
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       22



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (CONTINUED)
OIL & GAS (8.0%)
    ConocoPhillips                                                             89,050   $   4,318,925
    Devon Energy Corp.                                                         81,600       4,120,800
    ExxonMobil Corp.                                                          132,100       4,446,486
    Royal Dutch Petroleum Co. NY Shares                                        74,900       3,204,222
                                                                                        -------------
                                                                                           16,090,433
                                                                                        -------------
PHARMACEUTICALS (4.4%)
    Abbott Laboratories                                                        60,700       2,541,509
    Pfizer Inc.                                                               131,100       4,165,047
    Wyeth                                                                      66,100       2,214,350
                                                                                        -------------
                                                                                            8,920,906
                                                                                        -------------
ROAD & RAIL (1.0%)
    Burlington Northern Santa Fe Corp.                                         81,200       2,089,276
                                                                                        -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.8%)
    Micron Technology, Inc.*                                                  103,700       1,659,200
                                                                                        -------------
SPECIALTY RETAIL (5.8%)
    Abercrombie & Fitch Co. Class A*                                          124,500       2,218,590
    Best Buy Company, Inc.*                                                    77,800       1,603,458
    Lowe's Companies, Inc.                                                     63,600       2,654,028
    Ross Stores, Inc.                                                          68,400       2,862,540
    Tiffany & Co.                                                              91,900       2,405,942
                                                                                        -------------
                                                                                           11,744,558
                                                                                        -------------

TOTAL COMMON STOCKS (Cost $191,553,357)                                                   188,701,322
                                                                                        -------------
PREFERRED STOCK (1.2%)
REAL ESTATE (1.2%)
    Equity Residential Properties, (Callable 11/27/02 @ $25.91)
    (Cost $2,512,171)                                                         101,000       2,392,690
                                                                                        -------------
RIGHTS (0.0%)
DIVERSIFIED FINANCIALS (0.0%)
    Allied Capital Corp.^
    (Cost $0)                                                                  56,900             589
                                                                                        -------------


                                                                             PAR
                                                                            (000)
                                                                        -------------

SHORT-TERM INVESTMENT (5.5%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.750%, 11/01/02
    (Cost $11,003,000)                                                  $      11,003      11,003,000
                                                                                        -------------

TOTAL INVESTMENTS AT VALUE (100.4%) (Cost $205,068,528)                                   202,097,601

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)                                                (841,503)
                                                                                        -------------

NET ASSETS (100.0%)                                                                     $ 201,256,098
                                                                                        =============


 *  Non-income producing security.
 ^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.


                 See Accompanying Notes to Financial Statements.



CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2002



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (93.7%)
AEROSPACE & DEFENSE (1.2%)
    DRS Technologies, Inc.*                                                    80,000   $   2,651,200
                                                                                        -------------
BANKS (18.6%)
    Alabama National Bancorp                                                   48,800       2,271,152
    Associated Banc-Corp                                                      123,530       4,145,667
    Banknorth Group, Inc.                                                     138,200       3,202,094
    Century Bancorp, Inc. Class A                                              26,700         718,497
    Cullen/Frost Bankers, Inc.                                                 79,700       2,760,011
    First Financial Holdings, Inc.                                            141,100       3,606,516
    FirstFed Financial Corp.*                                                 134,000       3,631,400
    FirstMerit Corp.                                                          170,000       3,884,500
    Hudson United Bancorp                                                     157,800       4,805,010
    Prosperity Bancshares, Inc.                                               130,600       2,451,362
    Sky Financial Group, Inc.                                                 119,000       2,287,180
    Susquehanna Bancshares, Inc.                                              158,900       3,368,680
    Webster Financial Corp.                                                   120,000       3,889,200
                                                                                        -------------
                                                                                           41,021,269
                                                                                        -------------
CHEMICALS (3.4%)
    Cambrex Corp.                                                              86,400       2,405,376
    H.B. Fuller Co.                                                           180,000       5,124,600
                                                                                        -------------
                                                                                            7,529,976
                                                                                        -------------
COMMERCIAL SERVICES & SUPPLIES (5.3%)
    Banta Corp.                                                               130,000       4,004,000
    United Stationers, Inc.*                                                  140,000       4,162,200
    Watson Wyatt & Company Holdings*                                          175,800       3,472,050
                                                                                        -------------
                                                                                           11,638,250
                                                                                        -------------
CONSTRUCTION & ENGINEERING (1.7%)
    EMCOR Group, Inc.*                                                         75,000       3,645,750
                                                                                        -------------
CONTAINERS & PACKAGING (3.6%)
    AptarGroup, Inc.                                                          150,000       4,189,500
    Myers Industries, Inc.                                                    312,218       3,840,281
                                                                                        -------------
                                                                                            8,029,781
                                                                                        -------------
ELECTRICAL EQUIPMENT (4.7%)
    AMETEK, Inc.                                                              130,000       4,587,700
    Brady Corp.                                                               120,000       3,958,800
    C&D Technologies, Inc.                                                    120,000       1,914,000
                                                                                        -------------
                                                                                           10,460,500
                                                                                        -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (9.7%)
    Electro Scientific Industries, Inc.*                                      225,100       4,204,868
    Littelfuse, Inc.*                                                         149,000       2,330,509
    Pioneer-Standard Electronics, Inc.                                        239,450       1,676,150
    Rogers Corp.*                                                             150,000       3,747,000
    Roper Industries, Inc.                                                     89,200       3,443,120
    Varian, Inc.*                                                             144,000       4,235,040

                 See Accompanying Notes to Financial Statements.

                                       24



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS(CONCLUDED)
    Woodhead Industries, Inc.                                                 162,300   $   1,671,690
                                                                                        -------------
                                                                                           21,308,377
                                                                                        -------------
ENERGY EQUIPMENT & SERVICES (4.4%)
    Oceaneering International, Inc.*                                          197,000       5,456,900
    Varco International, Inc.*                                                261,767       4,303,450
                                                                                        -------------
                                                                                            9,760,350
                                                                                        -------------
FOOD & DRUG RETAILING (3.2%)
    Performance Food Group Co.*                                                92,000       3,421,480
    Ruddick Corp.                                                             250,000       3,745,000
                                                                                        -------------
                                                                                            7,166,480
                                                                                        -------------
FOOD PRODUCTS (2.4%)
    Sensient Technologies Corp.                                               220,800       5,376,480
                                                                                        -------------
GAS UTILITIES (3.3%)
    National Fuel Gas Co.                                                     179,200       3,614,464
    WGL Holdings, Inc.                                                        160,000       3,700,800
                                                                                        -------------
                                                                                            7,315,264
                                                                                        -------------
HEALTHCARE EQUIPMENT & SUPPLIES (4.6%)
    Arrow International, Inc.                                                 100,000       3,516,000
    Cooper Companies, Inc.                                                     58,200       3,084,600
    Invacare Corp.                                                            110,000       3,476,000
                                                                                        -------------
                                                                                           10,076,600
                                                                                        -------------
HOTELS RESTAURANTS & LEISURE (1.0%)
    Marcus Corp.                                                              159,975       2,276,444
                                                                                        -------------
HOUSEHOLD DURABLES (4.4%)
    Ethan Allen Interiors, Inc.                                               100,000       3,205,000
    Lancaster Colony Corp.                                                    141,000       6,408,450
                                                                                        -------------
                                                                                            9,613,450
                                                                                        -------------
INDUSTRIAL CONGLOMERATES (4.0%)
    Carlisle Companies, Inc.                                                   80,000       2,981,600
    Lydall, Inc.*                                                             199,500       2,274,300
    Teleflex, Inc.                                                             85,000       3,575,100
                                                                                        -------------
                                                                                            8,831,000
                                                                                        -------------
INSURANCE (3.8%)
    Brown & Brown                                                              86,100       2,617,440
    HCC Insurance Holdings, Inc.                                              112,000       2,747,360
    Horace Mann Educators Corp.                                               200,000       3,002,000
                                                                                        -------------
                                                                                            8,366,800
                                                                                        -------------
IT CONSULTING & SERVICES (0.9%)
    Keane, Inc.*                                                              230,200       1,896,848
                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

                                       25



                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                        -------------   -------------

COMMON STOCKS (CONCLUDED)
MACHINERY (6.3%)
    ESCO Technologies, Inc.*                                                  101,100   $   3,680,040
    Flowserve Corp.*                                                          167,600       1,964,272
    Graco, Inc.                                                               168,000       4,594,800
    The Manitowoc Company, Inc.                                               157,000       3,703,630
                                                                                        -------------
                                                                                           13,942,742
                                                                                        -------------
MEDIA (1.9%)
    Harte-Hanks, Inc.                                                         225,000       4,293,000
                                                                                        -------------
REAL ESTATE (1.1%)
    Liberty Property Trust                                                     80,000       2,347,200
                                                                                        -------------
ROAD & RAIL (1.7%)
    Werner Enterprises, Inc.                                                  185,000       3,783,250
                                                                                        -------------
SOFTWARE (1.5%)
    Progress Software Corp.*                                                  260,000       3,244,800
                                                                                        -------------
TRADING COMPANIES & DISTRIBUTORS (1.0%)
    MSC Industrial Direct Company, Inc.*                                      175,000       2,268,000
                                                                                        -------------

TOTAL COMMON STOCKS (Cost $169,994,827)                                                   206,843,811
                                                                                        -------------
WARRANTS (0.0%)
BANKS (0.0%)
    Dime Bancorp.*
    (Cost $5,015)                                                              22,100           2,210
                                                                                        -------------


                                                                             PAR
                                                                            (000)
                                                                        -------------

SHORT-TERM INVESTMENT (5.7%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.750%, 11/01/02
    (Cost $12,558,000)                                                  $      12,558      12,558,000
                                                                                        -------------

TOTAL INVESTMENTS AT VALUE (99.4%) (Cost $182,557,842)                                    219,404,021

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                                                1,281,383
                                                                                        -------------

NET ASSETS (100.0%)                                                                     $ 220,685,404
                                                                                        =============


 *  Non-income producing security.


                 See Accompanying Notes to Financial Statements.



CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2002



                                                            LARGE CAP        STRATEGIC        SMALL CAP
                                                            VALUE FUND       VALUE FUND       VALUE FUND
                                                          -------------    -------------    -------------


ASSETS
    Investments at value (Cost $124,047,600,
      $205,068,528, and $182,557,842, respectively)       $ 148,066,006    $ 202,097,601    $ 219,404,021
    Cash                                                             54              263              393
    Dividends and interest receivable                           286,978          180,970          247,437
    Receivable for fund shares sold                             145,205          133,176          137,895
    Receivable for investments sold                                  --        6,656,877        1,284,024
    Prepaid expenses and other assets                            17,584           33,766           29,082
                                                          -------------    -------------    -------------
      Total Assets                                          148,515,827      209,102,653      221,102,852
                                                          -------------    -------------    -------------
LIABILITIES
    Advisory fee payable                                         37,534          124,801          133,515
    Administrative services fee payable                          25,991           34,272           38,581
    Payable for investments purchased                                --        7,124,611               --
    Distribution fee payable                                     49,586           10,965           60,915
    Payable for fund shares redeemed                             93,911          399,623          105,548
    Directors'/Trustees' fee payable                                 --            2,281               --
    Other accrued expenses payable                               98,486          150,002           78,889
                                                          -------------    -------------    -------------
      Total Liabilities                                         305,508        7,846,555          417,448
                                                          -------------    -------------    -------------
NET ASSETS
    Capital stock, $0.001 par value                               8,826           19,064           11,927
    Paid-in capital                                         124,373,270      205,667,116      165,319,116
    Accumulated undistributed net investment income             159,478               --          128,931
    Accumulated net realized gain (loss) on investments        (349,661)      (1,459,155)      18,379,251
    Net unrealized appreciation (depreciation)
      from investments                                       24,018,406       (2,970,927)      36,846,179
                                                          -------------    -------------    -------------
      Net Assets                                          $ 148,210,319    $ 201,256,098    $ 220,685,404
                                                          =============    -------------    -------------
COMMON SHARES
    Net assets                                            $   3,060,715    $ 175,121,019    $  45,075,158
    Shares outstanding                                          181,923       16,586,562        2,428,392
                                                          -------------    -------------    -------------
    Net asset value, offering price and redemption
      price per share                                     $       16.82    $       10.56    $       18.56
                                                          =============    =============    =============
ADVISOR SHARES
    Net assets                                                      N/A    $  25,500,591              N/A
    Shares outstanding                                              N/A        2,417,186              N/A
                                                          -------------    -------------    -------------
    Net asset value, offering price and redemption
      price per share                                               N/A    $       10.55              N/A
                                                          =============    =============    =============

                 See Accompanying Notes to Financial Statements.

                                       27



                                                            LARGE CAP        STRATEGIC        SMALL CAP
                                                            VALUE FUND       VALUE FUND       VALUE FUND
                                                          -------------    -------------    -------------


A SHARES
    Net assets                                            $ 114,733,069    $     404,067    $ 151,340,303
    Shares outstanding                                        6,817,930           38,298        8,129,338
                                                          -------------    -------------    -------------
    Net asset value and redemption price per share        $       16.83    $       10.55    $       18.62
                                                          =============    =============    =============
    Maximum offering price per share
      (net asset value/(1-5.75%))                         $       17.86    $       11.19    $       19.76
                                                          =============    =============    =============
B SHARES
    Net assets                                            $  28,312,471    $      88,367    $  19,998,751
    Shares outstanding                                        1,699,492            8,410        1,127,333
                                                          -------------    -------------    -------------
    Net asset value and offering price per share          $       16.66    $       10.51    $       17.74
                                                          =============    =============    =============
C SHARES
    Net assets                                            $   2,104,064    $     142,054    $   4,271,192
    Shares outstanding                                          126,880           13,525          241,461
                                                          -------------    -------------    -------------
    Net asset value and offering price per share          $       16.58    $       10.50    $       17.69
                                                          =============    =============    =============



                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2002



                                                            LARGE CAP        STRATEGIC        SMALL CAP
                                                            VALUE FUND       VALUE FUND       VALUE FUND
                                                          -------------    -------------    -------------


INVESTMENT INCOME
    Dividends                                             $   3,506,534    $   3,945,521    $   3,768,757
    Interest                                                    101,632          101,191           63,743
    Foreign taxes withheld                                           --          (13,049)              --
                                                          -------------    -------------    -------------
      Total investment income                                 3,608,166        4,033,663        3,832,500
                                                          -------------    -------------    -------------
EXPENSES
    Investment advisory fees                                  1,126,184        1,862,407        2,046,845
    Administrative services fees                                316,764          426,285          453,880
    Shareholder servicing/Distribution fees                     694,479          175,509          852,258
    Transfer agent fees                                         228,797          531,124          343,311
    Printing fees                                                88,911           98,514          114,730
    Registration fees                                            79,854           93,906           75,412
    Legal fees                                                   55,498           42,341           74,029
    Audit fees                                                   26,564           27,475           20,175
    Custodian fees                                               17,760           22,540           26,847
    Insurance expense                                            14,032            9,796           20,371
    Interest expense                                              5,669            5,989           11,226
    Directors'/Trustees' fees                                     5,558           15,241            5,679
    Miscellaneous expense                                         8,343           11,685            4,618
                                                          -------------    -------------    -------------
      Total expenses                                          2,668,413        3,322,812        4,049,381
    Less: fees waived                                          (509,588)              --         (335,009)
                                                          -------------    -------------    -------------
      Net expenses                                            2,158,825        3,322,812        3,714,372
                                                          -------------    -------------    -------------
       Net investment income                                  1,449,341          710,851          118,128
                                                          -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain (loss) from investments                 3,173,446       (1,192,972)      19,290,175
    Net change in unrealized appreciation (depreciation)
      from investments                                      (13,538,321)     (30,902,727)     (14,804,671)
                                                          -------------    -------------    -------------
    Net realized and unrealized gain (loss)
      from investments                                      (10,364,875)     (32,095,699)       4,485,504
                                                          -------------    -------------    -------------
    Net increase (decrease) in net assets resulting
      from operations                                     $  (8,915,534)   $ (31,384,848)   $   4,603,632
                                                          =============    =============    =============


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 LARGE CAP VALUE FUND
                                                                            ------------------------------
                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                                            ------------------------------
                                                                                2002             2001
                                                                            -------------    -------------


FROM OPERATIONS
  Net investment income                                                     $   1,449,341    $   2,089,788
  Net realized gain (loss) from investments                                     3,173,446       15,244,162
  Net change in unrealized appreciation (depreciation) from investments       (13,538,321)     (42,695,915)
                                                                            -------------    -------------
    Net increase (decrease) in net assets resulting from operations            (8,915,534)     (25,361,965)
                                                                            -------------    -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
  Common Class shares                                                             (28,797)         (18,349)
  Advisor Class shares                                                                 --               --
  Class A shares                                                               (1,322,171)      (1,351,242)
  Class B shares                                                                 (111,266)         (82,889)
  Class C shares                                                                   (7,918)          (3,707)
  Class D shares                                                                  (82,437)        (528,735)
DISTRIBUTIONS FROM NET REALIZED GAINS
  Common Class shares                                                            (222,334)          (8,726)
  Advisor Class shares                                                                 --               --
  Class A shares                                                              (11,038,633)     (14,073,743)
  Class B shares                                                               (2,788,798)      (3,586,179)
  Class C shares                                                                 (165,188)         (48,654)
  Class D shares                                                               (3,299,124)      (3,943,625)
RETURN OF CAPITAL
  Common Class shares                                                                  --               --
  Class A shares                                                                       --               --
                                                                            -------------    -------------
    Net decrease in net assets resulting from dividends and distributions     (19,066,666)     (23,645,849)
                                                                            -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                 22,065,483       27,258,454
  Exchange value of shares due to merger                                       14,973,364               --
  Reinvestment of dividends and distributions                                  16,059,536       20,868,471
  Net asset value of shares redeemed                                          (90,669,775)     (36,719,870)
                                                                            -------------    -------------
    Net increase (decrease) in net assets from capital share transactions     (37,571,392)      11,407,055
                                                                            -------------    -------------
  Net increase (decrease) in net assets                                       (65,553,592)     (37,600,759)
NET ASSETS
  Beginning of year                                                           213,763,911      251,364,670
                                                                            -------------    -------------
  End of year                                                               $ 148,210,319    $ 213,763,911
                                                                            =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME                                         $     159,478    $     262,734
                                                                            =============    =============

                 See Accompanying Notes to Financial Statements.

                                       30



                                                                                 STRATEGIC VALUE FUND
                                                                            ------------------------------
                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                                            ------------------------------
                                                                                2002             2001
                                                                            -------------    -------------

FROM OPERATIONS
  Net investment income                                                     $     710,851    $   1,901,932
  Net realized gain (loss) from investments                                    (1,192,972)       7,371,839
  Net change in unrealized appreciation (depreciation) from investments       (30,902,727)     (24,159,539)
                                                                            -------------    -------------
    Net increase (decrease) in net assets resulting from operations           (31,384,848)     (14,885,768)
                                                                            -------------    -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
  Common Class shares                                                            (744,117)      (1,809,160)
  Advisor Class shares                                                                 --          (94,568)
  Class A shares                                                                     (236)              --
  Class B shares                                                                       --               --
  Class C shares                                                                       --               --
  Class D shares                                                                       --               --
DISTRIBUTIONS FROM NET REALIZED GAINS
  Common Class shares                                                          (6,095,193)     (34,194,577)
  Advisor Class shares                                                         (1,030,567)      (5,702,373)
  Class A shares                                                                      (27)              --
  Class B shares                                                                      (26)              --
  Class C shares                                                                      (26)              --
  Class D shares                                                                       --               --
RETURN OF CAPITAL
  Common Class shares                                                             (68,226)              --
  Class A shares                                                                      (20)              --
                                                                            -------------    -------------
    Net decrease in net assets resulting from dividends and distributions      (7,938,438)     (41,800,678)
                                                                            -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                 32,802,513       62,788,635
  Exchange value of shares due to merger                                               --               --
  Reinvestment of dividends and distributions                                   7,817,621       41,146,267
  Net asset value of shares redeemed                                          (55,949,687)     (88,739,277)
                                                                            -------------    -------------
    Net increase (decrease) in net assets from capital share transactions     (15,329,553)      15,195,625
                                                                            -------------    -------------
  Net increase (decrease) in net assets                                       (54,652,839)     (41,490,821)
NET ASSETS
  Beginning of year                                                           255,908,937      297,399,758
                                                                            -------------    -------------
  End of year                                                               $ 201,256,098    $ 255,908,937
                                                                            =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME                                         $          --    $      39,915
                                                                            =============    =============



                                                                                 SMALL CAP VALUE FUND
                                                                            ------------------------------
                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                                            ------------------------------
                                                                                2002             2001
                                                                            -------------    -------------


FROM OPERATIONS
  Net investment income                                                     $     118,128    $     434,376
  Net realized gain (loss) from investments                                    19,290,175       32,187,267
  Net change in unrealized appreciation (depreciation) from investments       (14,804,671)     (15,843,676)
                                                                            -------------    -------------
    Net increase (decrease) in net assets resulting from operations             4,603,632       16,777,967
                                                                            -------------    -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
  Common Class shares                                                             (76,133)            (551)
  Advisor Class shares                                                                 --               --
  Class A shares                                                                 (268,011)        (439,646)
  Class B shares                                                                       --               --
  Class C shares                                                                       --             (735)
  Class D shares                                                                       --               --
DISTRIBUTIONS FROM NET REALIZED GAINS
  Common Class shares                                                          (4,111,025)         (16,437)
  Advisor Class shares                                                                 --               --
  Class A shares                                                              (26,202,108)     (26,873,775)
  Class B shares                                                               (2,444,105)      (2,525,961)
  Class C shares                                                                 (221,991)         (39,456)
  Class D shares                                                                       --               --
RETURN OF CAPITAL
  Common Class shares                                                                  --               --
  Class A shares                                                                       --               --
                                                                            -------------    -------------
    Net decrease in net assets resulting from dividends and distributions     (33,323,373)     (29,896,561)
                                                                            -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                 90,362,161       35,083,467
  Exchange value of shares due to merger                                               --       33,444,688
  Reinvestment of dividends and distributions                                  31,664,945       27,594,410
  Net asset value of shares redeemed                                         (121,800,767)     (39,906,819)
                                                                            -------------    -------------
    Net increase (decrease) in net assets from capital share transactions         226,339       56,215,746
                                                                            -------------    -------------
  Net increase (decrease) in net assets                                       (28,493,402)      43,097,152
NET ASSETS
  Beginning of year                                                           249,178,806      206,081,654
                                                                            -------------    -------------
  End of year                                                               $ 220,685,404    $ 249,178,806
                                                                            =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME                                         $     128,931    $     369,227
                                                                            =============    =============


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)



                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    -------------------------------------
                                                      2002          2001         2000(1)
                                                    ---------     ---------     ---------


PER SHARE DATA
  Net asset value, beginning of period              $   19.95     $   24.63     $   22.44
                                                    ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income(2)                               0.17          0.19          0.02
  Net gain (loss) on investments
    (both realized and unrealized)                      (1.45)        (2.52)         2.21
                                                    ---------     ---------     ---------
      Total from investment operations                  (1.28)        (2.33)         2.23
                                                    ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.19)        (0.22)        (0.04)
  Distributions from net realized gains                 (1.66)        (2.13)           --
                                                    ---------     ---------     ---------
      Total dividends and distributions                 (1.85)        (2.35)        (0.04)
                                                    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $   16.82     $   19.95     $   24.63
                                                    =========     =========     =========
      Total return(3)                                   (7.63)%      (10.51)%        9.96%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   3,061     $   3,421     $      96
    Ratio of expenses to average net assets              1.03%         1.03%         0.43%(4)
    Ratio of net investment income
      to average net assets                              0.92%         0.86%         0.07%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.29%         0.18%           --
  Portfolio turnover rate                                  28%           38%           55%



(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)



                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------------
                                                       2002            2001            2000            1999            1998
                                                    -----------     -----------     -----------     -----------     -----------


PER SHARE DATA
  Net asset value, beginning of period              $     19.96     $     24.62     $     23.49     $     22.60     $     20.09
                                                    -----------     -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income(1)                                 0.17            0.21            0.16            0.12            0.20
  Net gain (loss) on investments
    (both realized and unrealized)                        (1.45)          (2.55)           1.78            2.87            3.51
                                                    -----------     -----------     -----------     -----------     -----------
      Total from investment operations                    (1.28)          (2.34)           1.94            2.99            3.71
                                                    -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.19)          (0.19)          (0.12)          (0.09)          (0.17)
  Distributions from net realized gains                   (1.66)          (2.13)          (0.69)          (2.01)          (1.03)
                                                    -----------     -----------     -----------     -----------     -----------
      Total dividends and distributions                   (1.85)          (2.32)          (0.81)          (2.10)          (1.20)
                                                    -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                      $     16.83     $     19.96     $     24.62     $     23.49     $     22.60
                                                    ===========     ===========     ===========     ===========     ===========
      Total return(2)                                     (7.63)%        (10.48)%          8.44%          14.37%          19.14%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   114,733     $   133,665     $   162,871     $   174,213     $   163,936
    Ratio of expenses to average net assets                1.03%           1.04%           1.08%           1.11%           1.13%
    Ratio of net investment income
      to average net assets                                0.90%           0.94%           0.71%           0.52%           0.92%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.28%           0.10%             --              --              --
  Portfolio turnover rate                                    28%             38%             55%             25%             33%


(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)



                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------
                                                       2002           2001           2000           1999           1998
                                                    ----------     ----------     ----------     ----------     ----------


PER SHARE DATA
  Net asset value, beginning of period              $    19.78     $    24.44     $    23.37     $    22.55     $    20.06
                                                    ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income (loss)(1)                         0.03           0.04             --          (0.04)          0.04
  Net gain (loss) on investments
    (both realized and unrealized)                       (1.43)         (2.52)          1.76           2.88           3.50
                                                    ----------     ----------     ----------     ----------     ----------
      Total from investment operations                   (1.40)         (2.48)          1.76           2.84           3.54
                                                    ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.06)         (0.05)            --          (0.01)         (0.02)
  Distributions from net realized gains                  (1.66)         (2.13)         (0.69)         (2.01)         (1.03)
                                                    ----------     ----------     ----------     ----------     ----------
      Total dividends and distributions                  (1.72)         (2.18)         (0.69)         (2.02)         (1.05)
                                                    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                      $    16.66     $    19.78     $    24.44     $    23.37     $    22.55
                                                    ==========     ==========     ==========     ==========     ==========
      Total return(2)                                    (8.29)%       (11.00)%         7.66%         13.66%         18.29%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   28,312     $   33,087     $   41,194     $   41,144     $   33,325
    Ratio of expenses to average net assets               1.78%          1.79%          1.80%          1.81%          1.83%
    Ratio of net investment income (loss)
      to average net assets                               0.15%          0.19%         (0.01)%        (0.18)%         0.22%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.27%          0.10%            --             --             --
  Portfolio turnover rate                                   28%            38%            55%            25%            33%


(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)



                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    -------------------------------------
                                                       2002          2001        2000(1)
                                                    ---------     ---------     ---------


PER SHARE DATA
  Net asset value, beginning of period              $   19.71     $   24.39     $   20.87
                                                    ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment income (loss)(2)                        0.03          0.03         (0.01)
  Net gain (loss) on investments
    (both realized and unrealized)                      (1.43)        (2.51)         3.56
                                                    ---------     ---------     ---------
      Total from investment operations                  (1.40)        (2.48)         3.55
                                                    ---------     ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  (0.07)        (0.07)        (0.03)
  Distributions from net realized gains                 (1.66)        (2.13)           --
                                                    ---------     ---------     ---------
      Total dividends and distributions                 (1.73)        (2.20)        (0.03)
                                                    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $   16.58     $   19.71     $   24.39
                                                    =========     =========     =========
      Total return(3)                                   (8.35)%      (11.07)%       17.02%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   2,104     $   1,916     $     496
    Ratio of expenses to average net assets              1.78%         1.79%         1.28%(4)
    Ratio of net investment income (loss)
      to average net assets                              0.16%         0.13%        (0.03)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.28%         0.10%           --
  Portfolio turnover rate                                  28%           38%           55%


(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)



                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                              ------------------------------------------------------------------------------
                                                 2002             2001              2000              1999           1998
                                              ----------       ----------        ----------        ----------     ----------


PER SHARE DATA
  Net asset value, beginning of period        $    12.55       $    15.49        $    18.93        $    16.97     $    18.56
                                              ----------       ----------        ----------        ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                             0.04(1)          0.10              0.11              0.13           0.14
  Net gain (loss) on investments
    (both realized and unrealized)                 (1.63)           (0.86)             0.70              2.49           1.36
                                              ----------       ----------        ----------        ----------     ----------
      Total from investment operations             (1.59)           (0.76)             0.81              2.62           1.50
                                              ----------       ----------        ----------        ----------     ----------
LESS DIVIDENDS, DISTRIBUTIONS AND RETURN OF
  CAPITAL
  Dividends from net investment income             (0.05)           (0.10)            (0.11)            (0.13)         (0.14)
  Distributions from net realized gains            (0.35)           (2.08)            (4.14)            (0.53)         (2.95)
  Return of capital                                   --(2)            --                --                --             --
                                              ----------       ----------        ----------        ----------     ----------
      Total dividends, distributions and
        return of capital                          (0.40)           (2.18)            (4.25)            (0.66)         (3.09)
                                              ----------       ----------        ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD                $    10.56       $    12.55        $    15.49        $    18.93     $    16.97
                                              ==========       ==========        ==========        ==========     ==========
      Total return(3)                             (13.29)%          (5.14)%            5.99%            15.77%          9.11%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)    $  175,121       $  219,223        $  254,842        $  602,282     $  703,808
    Ratio of expenses to average net assets         1.27%            1.13%(4)          1.16%(4)          1.14%          1.19%
    Ratio of net investment income
      to average net assets                         0.36%            0.72%             0.67%             0.65%          0.83%
  Portfolio turnover rate                             30%              38%               49%               78%            78%


(1) Per share information is calculated using the average share outstanding method.

(2)  Total is less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, and .02%, for the years ended October 31, 2001 and 2000, respectively. These arrangements had no effect on the fund's expense ratio for the other periods presented. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.13% and 1.14% for the years ended October 31, 2001 and 2000, respectively.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)



                                                                       FOR THE YEAR ENDED OCTOBER 31,
                                              ---------------------------------------------------------------------------------
                                                 2002             2001              2000              1999              1998
                                              ----------       ----------        ----------        ----------        ----------


PER SHARE DATA
  Net asset value, beginning of period        $    12.55       $    15.49        $    18.92        $    16.96        $    18.55
                                              ----------       ----------        ----------        ----------        ----------
INVESTMENT OPERATIONS
  Net investment income (loss)                     (0.02)(1)         0.03              0.01              0.03              0.10
  Net gain (loss) on investments
    (both realized and unrealized)                 (1.63)           (0.86)             0.73              2.49              1.35
                                              ----------       ----------        ----------        ----------        ----------
      Total from investment operations             (1.65)           (0.83)             0.74              2.52              1.45
                                              ----------       ----------        ----------        ----------        ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                --            (0.03)            (0.03)            (0.03)            (0.09)
  Distributions from net realized gains            (0.35)           (2.08)            (4.14)            (0.53)            (2.95)
                                              ----------       ----------        ----------        ----------        ----------
      Total dividends and distributions            (0.35)           (2.11)            (4.17)            (0.56)            (3.04)
                                              ----------       ----------        ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                $    10.55       $    12.55        $    15.49        $    18.92        $    16.96
                                              ==========       ==========        ==========        ==========        ==========
      Total return(2)                             (13.71)%          (5.63)%            5.47%            15.20%             8.70%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)    $   25,501       $   36,686        $   42,558        $   71,572        $   96,397
    Ratio of expenses to average net assets         1.76%            1.63%(3)          1.66%(3)          1.64%(3)          1.55%
    Ratio of net investment income (loss)
      to average net assets                        (0.14)%           0.22%             0.17%             0.15%             0.47%
  Portfolio turnover rate                             30%              38%               49%               78%               78%


(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .00%, .02%, and .01%, for the years ended October 31, 2001, 2000, and 1999, respectively. These arrangements had no effect on the fund's expense ratio for the other periods presented. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 1.63%, 1.64%, and 1.63% for the years ended October 31, 2001, 2000, and 1999, respectively.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout the Period)



                                                                 FOR THE PERIOD
                                                                      ENDED,
                                                               OCTOBER 31, 2002(1)
                                                               -------------------


PER SHARE DATA
  Net asset value, beginning of period                               $  13.36
                                                                     --------
INVESTMENT OPERATIONS
  Net investment loss                                                   (0.01)(2)
  Net loss on investments
    (both realized and unrealized)                                      (2.42)
                                                                     --------
      Total from investment operations                                  (2.43)
                                                                     --------
LESS DIVIDENDS, DISTRIBUTIONS AND RETURN OF CAPITAL
  Dividends from net investment income                                  (0.03)
  Distributions from net realized gains                                 (0.35)
  Return of Capital                                                        --(3)
                                                                     --------
      Total dividends, distributions and return of capital              (0.38)
                                                                     --------
NET ASSET VALUE, END OF PERIOD                                       $  10.55
                                                                     ========
      Total return                                                     (18.76)%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                           $    404
    Ratio of expenses to average net assets                              1.63%(5)
    Ratio of net investment loss to average net assets                  (0.10)%(5)
  Portfolio turnover rate                                                  30%


(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  Total is less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total return for periods less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout the Period)



                                                      FOR THE PERIOD
                                                          ENDED,
                                                    OCTOBER 31, 2002(1)
                                                    -------------------


PER SHARE DATA
  Net asset value, beginning of period                   $  13.36
                                                         --------
INVESTMENT OPERATIONS
  Net investment loss                                       (0.08)(2)
  Net loss on investments
    (both realized and unrealized)                          (2.42)
                                                         --------
      Total from investment operations                      (2.50)
                                                         --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         --(3)
  Distributions from net realized gains                     (0.35)
                                                         --------
      Total dividends and distributions                     (0.35)
                                                         --------
NET ASSET VALUE, END OF PERIOD                           $  10.51
                                                         ========
      Total return                                         (19.23)%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $     88
    Ratio of expenses to average net assets                  2.33%(5)
    Ratio of net investment loss to average net assets      (0.71)%(5)
  Portfolio turnover rate                                      30%


(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  Total is less than $.01 per share.

(4) Total return is historical and assumes changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout the Period)



                                                      FOR THE PERIOD
                                                          ENDED,
                                                    OCTOBER 31, 2002(1)
                                                    -------------------


PER SHARE DATA
  Net asset value, beginning of period                   $  13.36
                                                         --------
INVESTMENT OPERATIONS
  Net investment loss                                       (0.08)(2)
  Net loss on investments
    (both realized and unrealized)                          (2.43)
                                                         --------
      Total from investment operations                      (2.51)
                                                         --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         --(3)
  Distributions from net realized gains                     (0.35)
                                                         --------
      Total dividends and distributions                     (0.35)
                                                         --------
NET ASSET VALUE, END OF PERIOD                           $  10.50
                                                         ========
      Total return                                         (19.31)%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $    142
    Ratio of expenses to average net assets                  2.30%(5)
    Ratio of net investment loss to average net assets      (0.71)%(5)
  Portfolio turnover rate                                      30%


(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3)  Total is less than $.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Total return for periods less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)



                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                           ----------------------------------------
                                                              2002           2001          2000(1)
                                                           ----------     ----------     ----------


PER SHARE DATA
  Net asset value, beginning of period                     $    21.07     $    22.62     $    21.35
                                                           ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income(2)                                       0.02           0.04           0.02
  Net gain on investments
    (both realized and unrealized)                               0.31           1.72           1.25
                                                           ----------     ----------     ----------
      Total from investment operations                           0.33           1.76           1.27
                                                           ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.05)         (0.09)            --
  Distributions from net realized gains                         (2.79)         (3.22)            --
                                                           ----------     ----------     ----------
      Total dividends and distributions                         (2.84)         (3.31)            --
                                                           ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                             $    18.56     $    21.07     $    22.62
                                                           ==========     ==========     ==========
      Total return(3)                                            0.61%          9.79%          5.95%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $   45,075     $   30,667     $      105
    Ratio of expenses to average net assets                      1.32%          1.33%          0.34%(4)
    Ratio of net investment income to average net assets         0.12%          0.18%          0.09%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                       0.14%          0.02%            --
  Portfolio turnover rate                                          18%            54%            42%


(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)



                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------------
                                                        2002            2001            2000            1999            1998
                                                    -----------     -----------     -----------     -----------     -----------


PER SHARE DATA
  Net asset value, beginning of period              $     21.09     $     22.54     $     20.52     $     19.54     $     23.34
                                                    -----------     -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income(1)                                 0.02            0.05            0.06            0.06            0.07
  Net gain (loss) on investments
    (both realized and unrealized)                         0.33            1.76            4.05            1.01           (2.55)
                                                    -----------     -----------     -----------     -----------     -----------
      Total from investment operations                     0.35            1.81            4.11            1.07           (2.48)
                                                    -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.03)          (0.04)          (0.04)          (0.07)          (0.06)
  Distributions from net realized gains                   (2.79)          (3.22)          (2.05)          (0.02)          (1.26)
                                                    -----------     -----------     -----------     -----------     -----------
      Total dividends and distributions                   (2.82)          (3.26)          (2.09)          (0.09)          (1.32)
                                                    -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                      $     18.62     $     21.09     $     22.54     $     20.52     $     19.54
                                                    ===========     ===========     ===========     ===========     ===========
      Total return(2)                                      0.71%           9.70%          21.69%           5.47%         (11.20)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   151,340     $   199,213     $   188,501     $   188,192     $   237,873
    Ratio of expenses to average net assets                1.32%           1.33%           1.39%           1.37%           1.29%
    Ratio of net investment income
      to average net assets                                0.11%           0.25%           0.28%           0.33%           0.30%
    Decrease reflected in above operating expense
      ratios due to waivers/ reimbursements                0.12%           0.02%             --              --              --
  Portfolio turnover rate                                    18%             54%             42%             30%             42%


(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)



                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------
                                                       2002           2001           2000           1999           1998
                                                    ----------     ----------     ----------     ----------     ----------


PER SHARE DATA
  Net asset value, beginning of period              $    20.33     $    21.95     $    20.13     $    19.23     $    23.12
                                                    ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss(1)                                 (0.12)         (0.10)         (0.09)         (0.14)         (0.09)
  Net gain (loss) on investments
    (both realized and unrealized)                        0.32           1.70           3.96           1.06          (2.55)
                                                    ----------     ----------     ----------     ----------     ----------
      Total from investment operations                    0.20           1.60           3.87           0.92          (2.64)
                                                    ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                  (2.79)         (3.22)         (2.05)         (0.02)         (1.25)
                                                    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                      $    17.74     $    20.33     $    21.95     $    20.13     $    19.23
                                                    ==========     ==========     ==========     ==========     ==========
      Total return(2)                                    (0.08)%         8.88%         20.80%          4.75%        (11.98)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   19,999     $   17,818     $   17,255     $   19,257     $   22,284
    Ratio of expenses to average net assets               2.07%          2.08%          2.10%          2.07%          1.99%
    Ratio of net investment loss
      to average net assets                              (0.63)%        (0.50)%        (0.43)%        (0.71)%        (0.40)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.13%          0.02%            --             --             --
  Portfolio turnover rate                                   18%            54%            42%            30%            42%


(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)



                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    -------------------------------------
                                                       2002          2001        2000(1)
                                                    ---------     ---------     ---------


PER SHARE DATA
  Net asset value, beginning of period              $   20.28     $   21.94     $   17.96
                                                    ---------     ---------     ---------
INVESTMENT OPERATIONS
  Net investment loss(2)                                (0.12)        (0.11)        (0.07)
  Net gain on investments
    (both realized and unrealized)                       0.32          1.67          4.05
                                                    ---------     ---------     ---------
      Total from investment operations                   0.20          1.56          3.98
                                                    ---------     ---------     ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains                 (2.79)        (3.22)           --
                                                    ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $   17.69     $   20.28     $   21.94
                                                    =========     =========     =========
      Total return(3)                                   (0.07)%        8.93%        22.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $   4,271     $   1,481     $     220
    Ratio of expenses to average net assets              2.07%         2.08%         1.42%(4)
    Ratio of net investment loss
      to average net assets                             (0.63)%       (0.52)%       (0.33)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements               0.14%         0.02%           --
  Portfolio turnover rate                                  18%           54%           42%


(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Funds covered in this report are comprised of Credit Suisse Large Cap Value Fund ("Large Cap Value"), Credit Suisse Strategic Value Fund ("Strategic Value") and Credit Suisse Small Cap Value Fund ("Small Cap Value"), (each a "Fund" and collectively, the "Funds"). Each Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Strategic Value was incorporated under the laws of the State of Maryland on February 29, 1988. Large Cap Value and Small Cap Value are series of the Credit Suisse Capital Funds, which was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985.

   Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income; Strategic Value seeks total returns; Small Cap Value seeks a high level of growth of capital.

   Strategic Value is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C. Large Cap Value and Small Cap Value each offer four classes of shares: Common Class, Class A, Class B, and Class C. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares of each Fund, except Strategic Value, bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Common Class shares of Strategic Value are not subject to distribution fees. Advisor Class shares bear expenses paid pursuant to a shareholder servicing and distribution plan adopted by Strategic Value at an annual rate not to exceed .75% of the average daily net asset value of Strategic Value's Advisor Class shares. Advisor Class shares currently bear expenses of .50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of each applicable Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of each applicable Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of each applicable Fund's Class C shares.

   During the current fiscal year, the classes offered by the Funds changed as follows: Effective November 30, 2001, Strategic Value began offering Class A, Class B and Class C shares. Effective December 12, 2001, Small Cap Value closed the Common Class to new investors. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestments of dividends. Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, Large Cap Value's shareholders can redeem their Common Class shares through any available method. Effective March 18, 2002, Large Cap Value ceased operations of its Class D shares.

   Effective as of the close of business on June 8, 2001, Small Cap Value acquired all of the net assets of the Credit Suisse Warburg Pincus Small Company Value II Fund ("Small Company Value II") in a tax-free exchange of shares. The shares exchanged were 2,616,209 shares (valued at $33,389,925) of the Common Class shares of Small Company Value II for 1,463,517 Common Class shares of Small Cap Value and 4,333 shares (valued at $54,763) of Advisor Class shares of Small Company Value II for 2,401 Common Class shares of Small Cap Value. The Small Company Value II net assets of $33,444,688 at that date, which included $6,405,554 of unrealized appreciation, were combined with those of Small Cap Value. The aggregate net assets of Small Company Value II and Small Cap Value immediately before the acquisition were $33,444,688 and $239,666,573, respectively and the combined net assets of Small Cap Value after the acquisition were $273,111,261.

   Effective as of the close of business on April 12, 2002, Large Cap Value acquired all of the net assets of the Credit Suisse Balanced Fund ("Balanced") in a tax-free exchange of shares. The shares exchanged were 741,460 shares (valued at $14,901,765) of the Class A of Large Cap Value for 1,561,419 shares of the Common Class of Balanced, and 3,563 shares (valued at $71,599) of the Class A of Large Cap Value for 7,511 shares of the Advisor Class of Balanced. Balanced Fund's net assets of $14,973,364 at that date, which consisted of $476,771 of unrealized depreciation, were combined with those of Large Cap Value. The aggregate net assets of Balanced and Large Cap Value immediately before the acquisition were $14,973,364 and $178,554,035, respectively, and the combined net assets of Large Cap Value after the acquisition were $193,527,399.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of the Board of Directors/Trustees under procedures established by the Board of Directors/Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS --Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (GAAP).

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Funds, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Funds in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds had no securities out on loan during the year ended October 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as the Fund's securities lending agent. CSFB has agreed to charge the Funds fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   H) OTHER -- Strategic Value may invest up to 15% of its net assets in non-publicly traded securities. Small Cap Value and Large Cap Value may each invest up to 10% of its net assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Funds or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets as follows:



          FUND                                            ANNUAL RATE
          ----                                            -----------


          Large Cap Value           0.75% of average daily net assets less than $75 million
                                    0.50% of average daily net assets greater than $75 million
          Strategic Value           0.75% of average daily net assets
          Small Cap Value           0.875% of first $100 million of average daily net assets
                                    0.75% of next $100 million of average daily net assets
                                    0.625% of average daily net assets greater than $200 million


   For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were as follows:



                                GROSS                        NET
                              ADVISORY                     ADVISORY
          FUND                   FEE         WAIVER          FEE
          ----               -----------    ---------    -----------

          Large Cap Value    $ 1,126,184    $ 509,588    $   616,596
          Strategic Value      1,862,407           --      1,862,407
          Small Cap Value      2,046,845      335,009      1,711,836


   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds. At its meeting held on February 12, 2002 the Board of Directors/Trustees approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective July 1, 2002 for Large Cap Value and Small Cap Value and August 1, 2002 for Strategic Value.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

   For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were as follows:



          FUND                               CO-ADMINISTRATION FEE
          ----                               ---------------------

          Large Cap Value                          $ 187,737
          Strategic Value                            248,321
          Small Cap Value                            267,487


   For its co-administrative services, PFPC was entitled to receive a fee for each fund, exclusive of out-of-pocket expenses, based on the following fee structure:



          AVERAGE DAILY NET ASSETS                ANNUAL RATE
          ------------------------                -----------

          First $500 million           .075% of average daily net assets
          Next $1 billion              .065% of average daily net assets
          Over $1.5 billion            .055% of average daily net assets

   For the period November 1, 2001 through June 30, 2002 for Large Cap Value and Small Cap Value, and for the period November 1, 2001 through July 31, 2002 for Strategic Value, co-administrative services fees earned by PFPC (including out-of-pocket expenses) were as follows:



          FUND                               CO-ADMINISTRATION FEE
          ----                               ---------------------

          Large Cap Value                          $ 105,639
          Strategic Value                            149,432
          Small Cap Value                            126,431


   For its co-administrative services SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.



          AVERAGE DAILY NET ASSETS                ANNUAL RATE
          ------------------------                -----------

          First $5 billion             .050% of average daily net assets
          Next $5 billion              .035% of average daily net assets
          Over $10 billion             .020% of average daily net assets


   For the period July 1, 2002 through October 31, 2002 for Large Cap Value and Small Cap Value, and for the period August 1, 2002 through October 31, 2002 for Strategic Value, co-administrative service fees earned by SSB (including out-of-pocket expenses) were as follows:



          FUND                               CO-ADMINISTRATION FEE
          ----                               ---------------------

          Large Cap Value                          $  23,388
          Strategic Value                             28,532
          Small Cap Value                             59,962


   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Class A and Common Class shares of Large Cap Value and Small Cap Value. For the Advisor Class shares of Strategic Value, the shareholder servicing and distribution fee is calculated at an annual rate of .50% of the average daily net assets. For the Class B and Class C shares, the fee is calculated at annual rate of 1.00% of average daily net assets. For the year ended October 31, 2002, shareholder servicing and distribution fees paid to CSAMSI were as follows:



                                                   SHAREHOLDER SERVICING/
          FUND                                        DISTRIBUTION FEE
          ----                                     ----------------------

          Large Cap Value
           Common Class                                   $   7,388
           Class A                                          332,952
           Class B                                          333,191
           Class C                                           20,948
                                                          ---------
                                                          $ 694,479
                                                          =========

          Strategic Value
           Advisor Class                                  $ 173,655
           Class A                                              293
           Class B                                              339
           Class C                                            1,222
                                                          ---------
                                                          $ 175,509
                                                          =========

          Small Cap Value
           Common Class                                   $ 108,136
           Class A                                          499,401
           Class B                                          208,821
           Class C                                           35,900
                                                          ---------
                                                          $ 852,258
                                                          =========


   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2002, the Funds reimbursed CSAM the following amounts, which are included in the Funds' transfer agent expense:



          FUND                                              AMOUNT
          ----                                            ---------

          Large Cap Value                                 $   5,080
          Strategic Value                                   244,797
          Small Cap Value                                    71,709


   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Funds' shares:



          FUND                                              AMOUNT
          ----                                            ---------

          Large Cap Value                                 $  50,674
          Strategic Value                                       929
          Small Cap Value                                    53,730

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid for its services by the Funds as follows:



          FUND                                              AMOUNT
          ----                                            ---------

          Large Cap Value                                 $  66,512
          Strategic Value                                    27,896
          Small Cap Value                                    97,107


NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, there were no loans outstanding for any of the Funds either under the New Credit Facility or the Prior Credit Facility.

   During the year ended October 31, 2002, the following Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:



                           AVERAGE DAILY   WEIGHTED AVERAGE     MAXIMUM DAILY
          FUND             LOAN BALANCE    INTEREST RATE %     LOAN OUTSTANDING
          ----             -------------   ----------------    ----------------

          Small Cap Value    2,231,182          2.303%            4,570,000


NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:



          FUND                     PURCHASES                    SALES
          ----                    ------------              -------------

          Large Cap Value         $ 51,757,345              $ 122,725,342
          Strategic Value           69,284,030                 91,546,012
          Small Cap Value           45,922,450                 84,089,968


NOTE 5. CAPITAL SHARE TRANSACTIONS

   Strategic Value is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, two billion are classified as Advisor shares and one billion each are classified as Class A, Class B and Class C shares. Large Cap Value and Small Cap Value are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class, and an unlimited number of shares are classified as the Class A, Class B, and Class C shares. Transactions in capital shares of the Funds were as follows:



                                                         LARGE CAP VALUE
                                   ------------------------------------------------------------
                                                           COMMON CLASS
                                   ------------------------------------------------------------
                                        FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                         OCTOBER 31, 2002                OCTOBER 31, 2001
                                   ------------------------------------------------------------
                                      SHARES           VALUE          SHARES          VALUE
                                   ------------    ------------    ------------    ------------



Shares sold                             103,965    $  2,023,735         247,678    $  5,610,931
Shares issued in reinvestment
  of dividends and distributions         12,434         242,387             852          18,040
Shares redeemed                        (105,918)     (2,094,726)        (80,982)     (1,820,615)
                                   ------------    ------------    ------------    ------------
Net increase                             10,481    $    171,396         167,548    $  3,808,356
                                   ============    ============    ============    ============




                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS A
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------



Shares sold                              626,066    $  12,458,395          497,633    $  10,992,519
Shares exchanged due to merger           745,023       14,973,364               --               --
Shares issued in reinvestment of
  dividends and distributions            493,645        9,681,586          587,498       12,903,682
Shares redeemed                       (1,742,654)     (33,021,060)      (1,003,451)     (21,875,515)
                                   -------------    -------------    -------------    -------------
Net increase                             122,080    $   4,092,285           81,680    $   2,020,686
                                   =============    =============    =============    =============


                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS B
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                              290,681    $   5,488,383          136,380    $   2,979,246
Shares issued in reinvestment of
  dividends and distributions            133,172        2,598,132          157,054        3,422,233
Shares redeemed                         (396,941)      (7,219,735)        (306,403)      (6,625,998)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)                   26,912    $     866,780          (12,969)   $    (224,519)
                                   =============    =============    =============    =============


                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS C
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                               54,693    $   1,022,052           81,416    $   1,797,567
Shares issued in reinvestment of
  dividends and distributions              8,035          155,964            2,401           52,155
Shares redeemed                          (33,052)        (615,500)          (6,944)        (152,097)
                                   -------------    -------------    -------------    -------------
Net increase                              29,676    $     562,516           76,873    $   1,697,625
                                   =============    =============    =============    =============


                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS D
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                         OCTOBER 31, 2002(1)                OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                               53,963    $   1,072,918          263,799    $   5,878,192
Shares issued in reinvestment of
  dividends and distributions            171,387        3,381,467          303,506        4,472,360
Shares redeemed                       (2,311,557)     (47,718,754)        (276,713)      (6,245,645)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)               (2,086,207)   $ (43,264,369)         190,592    $   4,104,907
                                   =============    =============    =============    =============




                                                           STRATEGIC VALUE
                                   ----------------------------------------------------------------
                                                             COMMON CLASS
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                            2,197,385    $  27,640,532        3,725,127    $  51,683,209
Shares issued in reinvestment of
  dividends and distributions            515,385        6,786,899        2,749,394       35,349,336
Shares redeemed                       (3,600,864)     (44,820,752)      (5,453,055)     (74,139,460)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)                 (888,094)   $ (10,393,321)       1,021,466    $  12,893,085
                                   =============    =============    =============    =============


                                                           STRATEGIC VALUE
                                   ----------------------------------------------------------------
                                                            ADVISOR CLASS
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                              354,262    $   4,443,977          801,031    $  11,105,426
Shares issued in reinvestment of
  dividends and distributions             77,486        1,030,565          450,848        5,796,931
Shares redeemed                         (937,589)     (11,126,396)      (1,076,470)     (14,599,817)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)                 (505,841)   $  (5,651,854)         175,409    $   2,302,540
                                   =============    =============    =============    =============


                                                           STRATEGIC VALUE
                                   ----------------------------------------------------------------
                                               CLASS A                           CLASS B
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                         OCTOBER 31, 2002(2)               OCTOBER 31, 2002(2)
                                   ------------------------------    ------------------------------
                                      SHARES           VALUE            SHARES            VALUE
                                   ------------------------------    ------------------------------


Shares sold                               38,285    $     440,384            8,602    $     102,640
Shares issued in reinvestment of
  dividends and distributions                 13              157               --               --
Shares redeemed                               --               --             (192)          (2,539)
                                   -------------    -------------    -------------    -------------
Net increase                              38,298    $     440,541            8,410    $     100,101
                                   =============    =============    =============    =============


                                           STRATEGIC VALUE
                                   ------------------------------
                                               CLASS C
                                   ------------------------------
                                         FOR THE YEAR ENDED
                                         OCTOBER 31, 2002(2)
                                   ------------------------------
                                      SHARES            VALUE
                                   -------------    -------------


Shares sold                               13,525    $     174,980
                                   -------------    -------------
Net increase                              13,525    $     174,980
                                   =============    =============




                                                           SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                             COMMON CLASS
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                            2,037,442    $  43,491,976          397,275    $   8,783,388
Shares exchanged due to merger                --               --        1,465,919       33,444,703
Shares issued in reinvestment of
  dividends and distributions            206,532        4,122,723               --               --
Shares redeemed                       (1,271,379)     (26,177,786)        (412,055)      (9,044,812)
                                   -------------    -------------    -------------    -------------
Net increase                             972,595    $  21,436,913        1,451,139    $  33,183,279
                                   =============    =============    =============    =============


                                                            SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                                CLASS A
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                            1,317,940    $  35,671,755        1,061,823    $  22,929,213
Shares issued in reinvestment of
  dividends and distributions          1,250,540       25,063,759        1,330,676       25,192,101
Shares redeemed                       (3,884,528)     (90,304,871)      (1,309,249)     (28,022,948)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)               (1,316,048)   $ (29,569,357)       1,083,250    $  20,098,366
                                   =============    =============    =============    =============


                                                            SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                                CLASS B
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                              352,858    $   7,019,306           95,195    $   1,975,413
Shares issued in reinvestment of
  dividends and distributions            117,607        2,258,049          129,006        2,362,103
Shares redeemed                         (219,418)      (4,302,841)        (134,033)      (2,738,710)
                                   -------------    -------------    -------------    -------------
Net increase                             251,047    $   4,974,514           90,168    $   1,598,806
                                   =============    =============    =============    =============


                                                            SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                                CLASS C
                                   ----------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                  OCTOBER 31, 2001
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------


Shares sold                              210,925    $   4,179,124           66,176    $   1,395,453
Shares issued in reinvestment of
  dividends and distributions             11,516          220,414            2,190           40,191
Shares redeemed                          (54,000)      (1,015,269)          (5,367)        (100,349)
                                   -------------    -------------    -------------    -------------
Net increase                             168,441    $   3,384,269           62,999    $   1,335,295
                                   =============    =============    =============    =============


(1)  Large Cap Value Class D ceased operations effective March 18, 2002.
(2)  For the period November 30, 2001 (inception date) through October 31, 2002.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds were as follows:



                             NUMBER OF        APPROXIMATE PERCENTAGE
                           SHAREHOLDERS       OF OUTSTANDING SHARES
                           ------------       ---------------------

Large Cap Value
  Common Class                   2                     73%
  Class C                        2                     20%
Strategic Value
  Common Class                   3                     46%
  Advisor Class                  1                     98%
  Class A                        7                     67%
  Class B                        5                     59%
  Class C                        3                     88%
Small Cap Value
  Common Class                   3                     66%
  Class C                        1                      6%


   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and excise tax regulations.

   The tax characteristics of dividends and distributions paid during the period ended October 31, for the Funds were as follows:



                             ORDINARY INCOME            LONG-TERM CAPITAL GAIN          RETURN OF CAPITAL
                       ---------------------------   ---------------------------   ---------------------------
     FUND                  2002           2001           2002           2001           2002           2001
     ----              ------------   ------------   ------------   ------------   ------------   ------------


     Large Cap Value   $  1,552,589   $  1,984,922   $ 17,514,077   $ 21,660,927   $         --   $         --
     Strategic Value        750,766      1,903,728      7,119,425     39,896,950         68,246             --
     Small Cap Value     10,814,993      8,274,362     22,508,380     21,622,199             --             --



   At October 31, 2002, the components of distributable earnings on a tax basis were as follows:



                                        LARGE CAP VALUE  STRATEGIC VALUE  SMALL CAP VALUE
                                        ---------------  ---------------  ---------------


Undistributed ordinary income           $       159,497  $            --  $       785,837
Accumulated realized gain (loss)             (1,349,517)      (1,256,325)      18,618,941
Unrealized appreciation (depreciation)       22,319,212       (3,173,757)      35,949,583
                                        ---------------  ---------------  ---------------
                                        $    21,129,192  $    (4,430,082) $    55,354,361
                                        ===============  ===============  ===============


   At October 31, 2002, the Funds had capital loss carryovers available to offset possible future capital gains as follows:



                                                  EXPIRES OCTOBER 31,
                                              --------------------------
   FUND                                           2009           2010
   ----                                       -----------    -----------

   Large Cap Value                            $ 1,362,521    $        --
   Strategic Value                                     --      1,256,325
   Small Cap Value                                     --             --


   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:



                                                                         NET UNREALIZED
                                     GROSS UNREALIZED  GROSS UNREALIZED  APPRECIATION/
   FUND             IDENTIFIED COST    APPRECIATION     (DEPRECIATION)   (DEPRECIATION)
   ----             ---------------  ----------------  ----------------  --------------


   Large Cap Value  $   125,746,794    $ 27,346,913    $    5,027,701    $  22,319,212
   Strategic Value      205,271,358      24,631,530        27,805,287       (3,173,757)
   Small Cap Value      183,454,438      47,400,516        11,450,933       35,949,583


   At October 31, 2002, accumulated undistributed net investment income (loss), accumulated net realized gain (loss) from investments, and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of reit dividends and capital loss carryovers from a fund acquisition. Net assets were not affected by these reclassifications:



                                     INCREASE (DECREASE)
                      -------------------------------------------------
                                                        ACCUMULATED NET
                                        UNDISTRIBUTED    REALIZED GAIN
                        PAID-IN        NET INVESTMENT      (LOSS) ON
   FUND                 CAPITAL         INCOME (LOSS)      INVESTMENT
   ----               ------------     --------------   ---------------

   Large Cap Value    $  1,827,222     $          (8)   $    (1,827,214)
   Strategic Value         (68,246)           61,832              6,414
   Small Cap Value              --           (14,280)            14,280

NOTE 7. SUBSEQUENT EVENT

   On December 12, 2002, the Board of Directors of Strategic Value approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). If the Reorganization is completed, each shareholder of Strategic Value would become a shareholder of Large Cap Value (the "Acquiring Fund") and would receive on a tax-free basis shares of the Acquiring Fund with the same aggregate net asset value as their shares of Strategic Value. The Reorganization is subject to the approval of Strategic Value's shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders in anticipation of a special meeting of shareholders to be held at a later date.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors/Trustees and Shareholders of Credit Suisse Large Cap Value Fund;
Credit Suisse Strategic Value Fund, Inc.;
Credit Suisse Small Cap Value Fund:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Value Fund, Credit Suisse Strategic Value Fund, Inc. and Credit Suisse Small Cap Value Fund (Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund are series of the Credit Suisse Capital Funds) (collectively referred to as the "Funds") at October 31, 2002, the results of their operations for the year then ended, the changes in each of their net assets and financial highlights (for Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund) for each of the two years in the period then ended and the financial highlights (for Credit Suisse Strategic Value Fund, Inc.) for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as the "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002


CREDIT SUISSE FUNDS
INFORMATION CONCERNING DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)



                                                                                           NUMBER OF
                                              TERM                                         PORTFOLIOS IN
                                              OF OFFICE(1)                                 FUND
                                              AND                                          COMPLEX           OTHER
                                POSITION(S)   LENGTH           PRINCIPAL                   OVERSEEN BY       DIRECTORSHIPS
                                HELD WITH     OF TIME          OCCUPATION(S) DURING        DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE           FUNDS         SERVED           PAST FIVE YEARS             TRUSTEE           DIRECTOR/TRUSTEE
------------------------------  ------------  --------------   -------------------------   ---------------   ----------------


INDEPENDENT DIRECTORS/TRUSTEES

Richard H. Francis              Director/     Since            Currently retired;          53                Director of
c/o Credit Suisse               Trustee       1999             Executive Vice                                The Indonesia
Asset Management, LLC           and           (Strategic       President and                                 Fund, Inc.
466 Lexington Avenue            Audit         Value),          Chief Financial
New York, New York              Committee     2001             Officer of Pan Am
10017-3147                      Member        (Large Cap       Corporation and
                                              Value and        Pan American
Age: 70                                       Small Cap        World Airways,
                                              Value)           Inc. from 1988 to
                                                               1991

Jack W. Fritz                   Director/     Since            Private investor;           52                Director of
2425 North Fish Creek Road      Trustee and   1996             Consultant and                                Advo, Inc.
P.O. Box 1287                   Audit         (Strategic       Director of Fritz                             (direct mail
Wilson, Wyoming 83014           Committee     Value),          Broadcasting, Inc.                            advertising)
                                Member        2001             and Fritz
Age: 75                                       (Large Cap       Communications
                                              Value and        (developers and
                                              Small Cap        operators of radio
                                              Value)           stations) since
                                                               1987

Jeffrey E. Garten               Director/     Since            Dean of Yale                52                Director of
Box 208200                      Trustee and   1998             School of                                     Aetna, Inc.;
New Haven, Connecticut          Audit         (Strategic       Management and                                Director of
06520-8200                      Committee     Value),          William S. Beinecke                           Calpine Energy
                                Member        2001             Professor in the                              Corporation;
Age: 56                                       (Large Cap       Practice of                                   Director of
                                              Value and        International                                 CarMax Group
                                              Small Cap        Trade and Finance;                            (used car
                                              Value)           Undersecretary of                             dealers)
                                                               Commerce for
                                                               International Trade
                                                               from November 1993
                                                               to October 1995;
                                                               Professor at
                                                               Columbia University
                                                               from September
                                                               1992 to November
                                                               1993

----------
(1) Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.



                                                                                           NUMBER OF
                                              TERM                                         PORTFOLIOS IN
                                              OF OFFICE(1)                                 FUND
                                              AND                                          COMPLEX           OTHER
                                POSITION(S)   LENGTH           PRINCIPAL                   OVERSEEN BY       DIRECTORSHIPS
                                HELD WITH     OF TIME          OCCUPATION(S) DURING        DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE           FUNDS         SERVED           PAST FIVE YEARS             TRUSTEE           DIRECTOR/TRUSTEE
------------------------------  ------------  --------------   -------------------------   ---------------   ----------------


INDEPENDENT DIRECTORS/TRUSTEES
 --(CONTINUED)

Peter F. Krogh                  Director/     Since            Dean Emeritus and           52                Member of
301 ICC                         Trustee and   2001             Distinguished Professor                       Board
Georgetown University           Audit         (All Funds)      of International Affairs                      of The Carlisle
Washington, DC 20057            Committee                      at the Edmund A. Walsh                        Companies Inc.;
                                Member                         School of Foreign Service,                    Member of
Age: 65                                                        Georgetown University;                        Selection
                                                               Moderator of PBS                              Committee
                                                               Foreign affairs television                    for Truman
                                                               Series                                        Scholars and
                                                                                                             Henry Luce
                                                                                                             Scholars; Senior
                                                                                                             Associate of
                                                                                                             Center for
                                                                                                             Strategic and
                                                                                                             International
                                                                                                             Studies; Trustee
                                                                                                             of numerous
                                                                                                             world affairs
                                                                                                             organizations

James S. Pasman, Jr.            Director/     Since 1999       Currently retired;          54                Director of
c/o Credit Suisse               Trustee and   (Strategic       President and Chief                           Education
Asset Management, LLC           Audit         Value),          Operating Officer of                          Management
466 Lexington Avenue            Committee     2001             National InterGroup,                          Corp.; Director
New York, New York              Member        (Large Cap       Inc. (holding company)                        of Credit
10017-3147                                    Value and        from April 1989                               Suisse Asset
                                              Small Cap        to March 1991;                                Management
Age: 71                                       Value)           Chairman of Permian                           Income Fund,
                                                               Oil Co. from April 1989                       Inc.; Trustee of
                                                               to March 1991                                 Credit Suisse
                                                                                                             High Yield Bond
                                                                                                             Fund




                                                                                           NUMBER OF
                                              TERM                                         PORTFOLIOS IN
                                              OF OFFICE(1)                                 FUND
                                              AND                                          COMPLEX           OTHER
                                POSITION(S)   LENGTH           PRINCIPAL                   OVERSEEN BY       DIRECTORSHIPS
                                HELD WITH     OF TIME          OCCUPATION(S) DURING        DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE           FUNDS         SERVED           PAST FIVE YEARS             TRUSTEE           DIRECTOR/TRUSTEE
------------------------------  ------------  --------------   -------------------------   ---------------   ----------------


INDEPENDENT DIRECTORS/TRUSTEES
 --(CONTINUED)

Steven N. Rappaport             Director/     Since 1999       Partner of Lehigh Court     53                Director of
Lehigh Court, LLC               Trustee and   (Strategic       LLC since July 2002;                          The First Israel
40 East 52nd Street             Audit         Value),          President of Sunguard                         Fund, Inc.
New York, New York              Committee     2001             Securities Finance, Inc.
10022                           Chairman      (Large Cap       from 2001 to July 2002;
                                              Value and        President of Loanet, Inc.
Age: 54                                       Small Cap        (on-line accounting
                                              Value)           service) from 1995 to
                                                               2001; Director, President,
                                                               North American
                                                               Operations, and former
                                                               Executive Vice President
                                                               from 1992 to 1993 of
                                                               Worldwide Operations of
                                                               Metallurg Inc.
                                                               (manufacture of specially
                                                               metals and alloys);
                                                               Executive Vice President,
                                                               Telerate, Inc. (provider
                                                               of real-time information
                                                               to the capital markets)
                                                               from 1987 to 1992;
                                                               Partner in the law firm
                                                               of Hartman & Craven
                                                               until 1987

INTERESTED DIRECTOR/TRUSTEE

William W. Priest(2)            Director/     Since 1999       Senior Partner and          59                Director of The
Steinberg Priest & Sloane       Trustee       (Strategic       Fund Manager,                                 Brazilian Equity
Capital Management                            Value),          Steinberg                                     Fund, Inc.; The
12 East 49th Street                           2001             Priest & Sloane Capital                       Chile Fund, Inc.;
12th Floor                                    (Large Cap       Management since                              The Emerging
New York, New York                            Value and        March 2001; Chairman                          Markets Tele-
10017                                         Small Cap        and Managing                                  communications
                                              Value)           Director of CSAM                              Fund, Inc.; The
Age: 61                                                        from 2000 to                                  First Israel Fund,
                                                               February 2001, Chief                          Inc.; The Latin
                                                               Executive Officer and                         American Equity
                                                               Managing Director of                          Fund, Inc.; The
                                                               CSAM from 1990 to                             Indonesia Fund,
                                                               2000                                          Inc.; and Credit
                                                                                                             Suisse Asset
                                                                                                             Management
                                                                                                             Income Fund, Inc.


------------
(2) Mr. Priest is a Director/Trustee who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of CSAM until February 2001.



                                                  TERM
                                                  OF OFFICE(1)
                                                  AND
                                POSITION(S)       LENGTH
                                HELD WITH         OF TIME
NAME, ADDRESS AND AGE           FUNDS             SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------           ------------      --------------   ---------------------------------------------------------

OFFICERS

Laurence R. Smith               Chairman          Since            Managing Director and Global Chief Investment Officer
Credit Suisse Asset                               2002             of CSAM; Associated with JP Morgan Investment
Management, LLC                                   (All Funds)      Management from 1981 to 1999; Officer of Other Credit
466 Lexington Avenue                                               Suisse Funds
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.                Vice President    Since 1999       Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset             and Secretary     (Strategic       Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                   Value),          Associated with CSAM from 1995 to 1996; Associated
466 Lexington Avenue                              2001             with CS First Boston Investment Management from
New York, New York                                (Large Cap       1994 to 1995; Associated with Division of Enforcement,
10017-3147                                        Value and        U.S. Securities and Exchange Commission from 1991
                                                  Small Cap        to 1994; Officer of Other Credit Suisse Funds
                                                  Value)

Age: 38

Michael A. Pignataro            Treasurer         Since 1999       Director and Director of Fund Administration of CSAM;
Credit Suisse Asset             and Chief         (Strategic       Associated with CSAM since 1984; Officer of Other Credit
Management, LLC                 Financial         Value),          Suisse Funds
466 Lexington Avenue            Officer           2001
New York, New York                                (Large Cap
10017-3147                                        Value and
                                                  Small Cap
                                                  Value)

Age: 43

Gregory N. Bressler, Esq.       Assistant         Since 2000       Vice President and Legal Counsel of CSAM since January
Credit Suisse Asset             Secretary         (Strategic       2000; Associated with the law firm of Swidler Berlin
Management, LLC                                   Value),          Shereff Friedman LLP from 1996 to 2000; Officer of Other
466 Lexington Avenue                              2001             Credit Suisse Funds
New York, New York                                (Large Cap
10017-3147                                        Value and
                                                  Small Cap
                                                  Value)

Age: 36




                                                  TERM
                                                  OF OFFICE(1)
                                                  AND
                                POSITION(S)       LENGTH
                                HELD WITH         OF TIME
NAME, ADDRESS AND AGE           FUNDS             SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------           ------------      --------------   ---------------------------------------------------------


OFFICERS--(CONTINUED)

Kimiko T. Fields, Esq.          Assistant         Since            Assistant Vice President and Legal Counsel of CSAM
Credit Suisse Asset             Secretary         2002             since December 2000; Assistant Vice President, Institutional
Management, LLC                                   (All Funds)      Marketing Department, CSAM, from January 2000 to
466 Lexington Avenue                                               December 2000; Marketing Associate, International Equity
New York, New York                                                 Department, Warburg Pincus Asset Management, Inc.
10017-3147                                                         from January 1998 to January 2000; self-employed author
                                                                   and consultant, from January 1996 to December 1997;
                                                                   Officer of Other Credit Suisse Funds

Age: 38

Rocco A. Del Guercio            Assistant         Since 1999       Vice President and Administrative Officer of CSAM;
Credit Suisse Asset             Treasurer         (Strategic       Associated with CSAM since June 1996; Assistant
Management, LLC                                   Value),          Treasurer, Bankers Trust -- Fund Administration from
466 Lexington Avenue                              2001             March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                (Large Cap       Supervisor, Dreyfus Corporation from April 1987
10017-3147                                        Value and        to March 1994; Officer of Other Credit Suisse Funds
                                                  Small Cap
                                                  Value)

Age: 39

Joseph Parascondola             Assistant         Since 2000       Assistant Vice President -- Fund Administration of CSAM
Credit Suisse Asset             Treasurer         (Strategic       since April 2000; Assistant Vice President, Deutsche
Management, LLC                                   Value),          Asset Management from January 1999 to April 2000;
466 Lexington Avenue                              2001             Assistant Vice President, Weiss, Peck & Greer LLC
New York, New York                                (Large Cap       from November 1995 to December 1998; Officer of Other
10017-3147                                        Value and        Credit Suisse Funds
                                                  Small Cap
                                                  Value)

Age: 39

Robert M. Rizza                 Assistant         Since            Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset             Treasurer         2002             Administrative Officer of CSAM from March 1998
Management, LLC                                   (All Funds)      to December 2000; Assistant Treasurer of Bankers
466 Lexington Avenue                                               Trust Co. from April 1994 to March 1998; Officer of Other
New York, New York                                                 Credit Suisse Funds
10017-3147

Age: 37


   The Statement of Additional Information includes additional information about the Directors/Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FUNDS
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2002

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate shareholders should note for the year ended October 31, 2002, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction are as follows:



   FUND                           PERCENTAGE
   ----                           ----------

   Large Cap Value                   83.41%
   Strategic Value                  100.00%
   Small Cap Value                   98.73%


IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   During the year ended October 31, 2002, the Funds declared the following dividends that were designated as 20% long-term capital gains dividends:



   FUND                           AMOUNT
   ----                        ------------

   Large Cap Value             $ 17,514,077
   Strategic Value                7,119,425
   Small Cap Value               22,514,838

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSVAL-2-1002

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification. Registrant and officers and directors of Credit Suisse Asset Management, LLC ("CSAM"), Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed on February 14, 2002.

Item 16.          Exhibits.

                  1. Declaration of Trust

                  (a) Amended and Restated Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed on December 29, 1995 (Securities Act File No. 33-3706)

                  (b) Amendment to Amended and Restated Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed on February 20, 1997 (Securities Act File No. 33-3706).

                  (c) Amendment No. 2 to Amended and Restated Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed on February 28, 2000 (Securities Act File No. 33-3706).

                  (d) Amendment No. 3 to Amended and Restated Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed on January 24, 2001 (Securities Act File No. 33-3706).

                  (e) Amendment No. 4 to Amended and Restated Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed on February 28, 2001 (Securities Act File No. 33-3706).

                  (f) Amendment to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed on December 31, 2001 (Securities Act File No. 33-3706).

                  2. By-Laws

                  (a) By-Laws of the Registrant is incorporated herein by reference to Registrant's Registration Statement on Form N-1A ( Securities Act File No. 33-3706) filed on March 4, 1986.

                  (b) Amendment to By-Laws is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed on February 28, 2001 (Securities Act File No. 33-3706).

                  (c) Amended By-Laws dated February 5, 2001 is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse International Small Company Fund, Inc., filed on February 22, 2001 (Securities Act File No. 333-49537).

                  (d) Amendment to By-Laws is incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed on December 31, 2001 (Securities Act File No. 33-3706).

                  3. Not applicable.

                  4. Form of the Plan of Reorganization (included as Exhibit A to Registrant's Prospectus/Proxy Statement contained in Part A of this Registration Statement).

                  5. Specimen Stock Certificate is incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on February 3, 1992 (Securities Act File No. 33-3706).

                  6. Investment Advisory Agreement with Credit Suisse Asset Management, LLC dated March 23, 2001.

                  7. Not applicable.

                  8. Not applicable.

                  9. Custodian Agreements

                  (a) Custodian Agreement with State Street Bank and Trust Company ("State Street") is incorporated by reference to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

                  (b) Amendment to Custodian Agreement with State Street, dated April 26, 2001, is incorporated by reference to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

                  (c) Amendment to Custodian Agreement with State Street, dated May 16, 2001, is incorporated by reference to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001.

                  (d) Amended Exhibit I to Custodian Agreement with State Street, dated May 16, 2001, is incorporated by reference to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001.

                  10. Rule 12b-1 and Rule 18f-3 Plans.

                  (a) Credit Suisse Large Cap Value Fund - Class A Plan is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed on August 1, 2000 (Securities Act File No. 33-3706).

                  (b) Credit Suisse Large Cap Value Fund - Class B Plan is incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on December 31, 1996 (Securities Act File No. 33-3706).

                  (c) Credit Suisse Large Cap Value Fund - Class C Plan Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed on February 28, 2000 (Securities Act File No. 33-3706).

                  (d) Credit Suisse Large Cap Value Fund - Common Class Plan is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed on August 1, 2000 (Securities Act File No. 33-3706)

                  (e) Credit Suisse Large Cap Value Fund - Advisor Class Plan is incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed on December 29, 2000 (Securities Act File No. 33-3706).

                  (f) Amended Form of Rule 18f-3 Plan dated November 12, 2001 is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of Credit Suisse Capital Appreciation Fund, filed on November 8, 2001 (Securities Act File No. 33-12344).

                  11. Opinion and Consent of Willkie Farr & Gallagher, counsel to the Registrant, with respect to validity of shares.

                  12. Form of Opinion of Willkie Farr & Gallagher with respect to tax matters is incorporated by reference to the Registrant's Registration Statement on Form N-14, filed on January 30, 2003 (Securities Act File No. 333-102820).

                  13. Material Contracts

                  (a) Form of Services Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Select Funds, filed on August 10, 1999 (Securities Act File No. 333-84885).

                  (b) Form of Interim and Restated Services Agreement is incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on December 29, 2000 (Securities Act File No. 333-84885).

                  (c) Assignment Agreement by and between CSAMSI and Provident Distributors is incorporated by reference to Post-Effective Amendment No. 17 to the



------------------
* To be filed by amendment.

Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on December 28, 2001 (Securities Act File No. 33-92982).

                  (d) Form of Co-Administration Agreement with CSAMSI is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed on February 28, 2001 (Securities Act File No. 33-3706).

                  (e) Form of Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse International Small Company Fund, Inc., filed on February 22, 2001 (Securities Act File No. 333-49537).

                  (f) Co-Administration Agreement with State Street.

                  14. Consent of PricewaterhouseCoopers LLP.

                  15. Not applicable.

                  16. Powers of Attorney is incorporated by reference to the Registrant's Registration Statement on Form N-14, filed on January 30, 2003 (Securities Act File No. 333-102820).

                  17. Additional Exhibits

                  (a) Form of Proxy Card (included as an exhibit to Registrant's Prospectus/Proxy Statement contained in Part A of this Registration Statement).

                  (b) Prospectuses and Statement of Additional Information of the Registrant, dated February 28, 2003 are incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on February 24, 2003.

                           (c) Prospectuses and Statement of Additional
Information of the Acquired Fund, dated February 28, 2003 are incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on February 21, 2003.

                           (d) Annual Report of the Registrant, dated October
31, 2002 is incorporated herein by reference.

                           (e) Annual Report of the Acquired Fund, dated October
31, 2002 is incorporated herein by reference.

1. Undertakings

                           (1) The undersigned Registrant agrees that prior to
any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of

Rule 145(c) of the Securities Act [17 CFR 230.15c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                           (2) The undersigned Registrant agrees that every
prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 10th day of March, 2003.
                                       Credit Suisse Capital Funds

                                          By: /s/ Joseph D. Gallagher
                                              Joseph D. Gallagher
                                              Chairman (Chief Executive Officer)

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                        TITLE                              DATE
---------                                        -----                              ----
/s/ Joseph D. Gallagher                          Chairman (Chief Executive          March 10, 2003
----------------------                           Officer)
Joseph D. Gallagher

/s/ Michael A. Pignataro                         Treasurer and Chief Financial      March 10, 2003
-------------------------                        Officer
Michael A. Pignataro

/s/ Richard H. Francis *                         Trustee                            March 10, 2003
----------------------
Richard H. Francis

/s/ Jack W. Fritz*                               Trustee                            March 10, 2003
-----------------
Jack W. Fritz

/s/ Jeffrey E. Garten*                            Trustee                            March 10, 2003
---------------------
Jeffrey E. Garten

/s/ Peter F. Krogh*                               Trustee                            March 10, 2003
-------------------
Peter F. Krogh

/s/ James S. Pasman, Jr.*                         Trustee                            March 10, 2003
------------------------
James S. Pasman, Jr.

/s/ William W. Priest*                            Trustee                            March 10, 2003
---------------------
William W. Priest

/s/ Steven N. Rappaport*                          Trustee                            March 10, 2003
-----------------------
Steven N. Rappaport


* By: /s/ Michael A. Pignataro
      ------------------------
      Michael A. Pignataro as Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.                     DESCRIPTION OF EXHIBIT
-----------                     ----------------------

(11) Opinion and Consent of Willkie Farr & Gallagher, with respect to validity of shares.

(14)                            Consent of PricewaterhouseCoopers LLP.